                                               HARTFORD LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNTS
                                               AND MUTUAL FUNDS

[LOGO]             1997 SEMI-ANNUAL REPORT



                         [ARTWORK]

Table Of Contents


                           -  A Message From The Chairman       1

                           -  Fund Manager Discussions          2

                           -  Portfolios At A Glance           11

                           -  Financial Statements             16

A Message From The Chairman

Chairman
Lowndes A. Smith
Chairman
Hartford Life

Dear Contractholder:

Virtually everyone knows the old adage, "May you live in interesting times." For investors, our wish has always been, "May you live in rewarding times."

Certainly, the first half of this year was rewarding for variable annuity investors, as well as for anyone involved in the financial markets. The good economic news of 1996 spilled over into this year, and the equity markets continued to experience a string of performance highs.

The portfolio managers at Wellington Management Company, LLP and The Hartford Investment Management Company (HIMCO) took full advantage of these trends, producing some outstanding results over the last six months. As you review this report, I hope you'll be as gratified as we are with the value they've produced for all our variable annuity contractholders.

But even more important, I hope you'll rest assured that no degree of short-term success will ever take our eye off the ball. We know that the true measure of our value to investors is our long-term performance. After all, variable annuities are built to provide distinct advantages for those with long-term goals. That's why, over the past 10 years, Americans have chosen to invest over $300 billion in these crucially important financial programs, and why invested assets in annuities have grown to over one-half trillion dollars.

Hartford Life has certainly been in the forefront of this trend. We remain the dominant force in the variable annuity market today, with over $50 billion in annuity assets under management and, according to VARDS, the nation's number one spot in variable annuity sales.

There are many reasons for our success, including forward-thinking product design, outstanding service, portfolio management by some of the finest professionals in the industry and the continual realization that, although we might occasionally live in "rewarding" times, over the long-term we will always live in "interesting" times. That's because times change. Markets change. But with the proper investing discipline, and through the unique array of advantages that our products provide, we will strive to deliver the kind of superior, long-term financial benefits that our annuity clients have come to expect from a market leader like Hartford Life.

Thank you for your business and for being a part of our growing family of annuity clients. We appreciate the opportunity to help you build a better tomorrow.
Sincerely,
Lowndes A. Smith
Chairman
Hartford Life

The Hartford Small Company Fund

Portfolio Manager
Mark Waterhouse
Vice President
Wellington Management Company, LLP

How Did The Fund Perform?
The Hartford Small Company Variable Annuity Fund returned 10.5% for the six month period ended 6/30/97, outperforming both the Russell 2000 and the Lipper Small Company Variable Annuity-Underlying Fund Average, which returned 10.2% and 8.1%, respectively.

What contributed to the outperformance of the fund versus the index?
Within the Russell 2000 index, technology was the strongest performing sector. The Fund benefited from a considerable overweight in this sector, 23% versus 13% for the Russell 2000 index as of 6/30/97. The health care sector also exhibited strength during the period, and we used the strength in both the health care and technology sectors to trim some positions. We continue, however to see upside in these areas and will maintain overweight positions, as health care and technology tend to be "hallowed hunting grounds" for small company stocks with substantial earnings growth potential. One other area of note was the finance sector, which was a strong positive force for the Fund both in terms of our overweight position and stock selection in the sector.

What Is Your Outlook For The Remainder Of 1997?
Given current valuation levels of the broad market, we anticipate a relatively challenging investment environment during the remainder of 1997. However, the combination of a favorable economic backdrop, strong corporate fundamentals, and sustained cash inflows should significantly limit any short-term declines. We saw a hint of a revival of the small cap market during the second half of the period and are cautiously optimistic that our sector of the market will begin its long awaited "catch-up" during the second half of the year.

The Hartford Capital Appreciation Fund

Portfolio Manager
Saul J. Pannell, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
For the six month period ended June 30, 1997, the Hartford Capital Appreciation Fund outperformed the Lipper peer group. The Fund posted a return of 14.6% versus 9.7% for the Lipper Capital Appreciation Variable Annuity-Underlying Fund average.

What factors played a role in the outperformance of the Lipper peer group?
At the end of the period, the Fund's asset weighted market cap was $9.3 Billion, the median market cap was $1.7 Billion and the Fund's holdings were invested in 156 companies. Looking at some of the Fund's most recent successes, many of the better performers were concentrated in the Information Technology sector. These included: Creative Technology Labs, a specialty computer components supplier, Philips Electronics NV, the large Dutch conglomerate, Credence Systems, a manufacturer of semiconductor test equipment, and Oak Industries, a manufacturer of broadband infrastructure components. We continue to increase foreign exposure on the margin, with new positions in Unibanco (Brazilian bank holding company) and Corporation Geo (Mexican homebuilder). Overall foreign investment levels were approximately 14% in the fund.

What Is Your Outlook For The Remainder Of 1997?
The overall markets continue to enjoy favorable tailwinds in the form of moderate economic activity, declining long term interest rates, and favorable supply/demand dynamics. The resumption of cash flows into equity funds coupled with reported increased flows from offshore investors has revived the uptrend in equity prices that was broken by the Federal Reserve's notching up of short term rates several months ago.

Our overall strategy for the Fund remains dual faceted. We maintain an emphasis on smaller companies with dynamic earnings growth prospects, and couple that with an opportunistic trading approach to larger and mid cap stocks where we typically see a catalyst for outperformance. We have tended to roam off the beaten path, since historically that's where the most upside potential has been. This approach, if executed well, should continue to provide positive absolute and relative results over a reasonable time frame.

The Hartford International Opportunities

Portfolio Manager
Trond Skramstad
Senior Vice President
and Partner
Wellington Management
Company, LLP

How Did The Fund Perform?
The Hartford International Opportunities Variable Annuity Fund provided a total return of 10.3% for the six month period ended 6/30/97, underperforming the Lipper International Equity Variable Annuity-Underlying Fund average which returned 12.1% during the period.

Why Did The Fund Perform This Way?
The Fund maintained a sizable commitment to Europe during the period, approximately 50% as of 6/30/97. While this represents a significant position in any one region, this level of exposure represents an underweight relative to the Morgan Stanley Capital International GDP Weighted Index ("the Index"). Also during the period, the Japanese market experienced a sharp rebound from the first half of the year due to appreciation of the yen and the belief that recent fiscal tightening will not impede economic recovery. In the last few months as the market has appreciated, the Fund has moved to a more conservative position in Japan relative to the Index. On-going economic problems continued to plague the Pacific Basin markets, but on a country-by-country basis, significant divergence took place. The market in Hong Kong rebounded from a weak first quarter as the market anticipated the Chinese takeover. The regional laggards were Thailand and Malaysia. Thailand's equity market continued its precipitous decline on concerns of a potential Baht devaluation and a worsening crisis in the financial system, while the Malaysian market declined as a result of credit curbs announced by the central bank.

What Is Your Outlook For The Remainder Of 1997?
With respect to the European markets, the Socialist victory in the French election could remove some rigidity in the EMU process and actually benefit individual market performance. We believe this leaves continental Europe well-positioned for a period of moderate growth, low inflation and low interest rates, typically an environment that benefits equity markets. In Japan, the region is no longer significantly undervalued and going forward, we may look for opportunities to further reduce the Funds' position by selling into strength. Finally, in Hong Kong, given the recent appreciation in the market, we are growing cautious and are likely to trim the Fund's holdings in Hong Kong on any significant strength.

The Hartford Stock Fund

Portfolio Manager
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
The Hartford Variable Annuity Stock Fund outperformed both the S&P 500 and its Lipper peer group for the six month period ended June 30, 1997, providing a return of 22.1%, versus 20.6% for the S&P 500 and 13.6% for the Lipper Growth Variable Annuity-Underlying Fund average.

What factors were attributable to the stellar performance of the fund compared to its Lipper peer group?
Our above average performance during the period was driven by our overweight in some of the strongest performing sectors: pharmaceuticals, securities brokers, and telecommunications equipment, and our underweight in utilities which underperformed the market. The two largest individual holdings in the fund, General Electric and Wal-Mart Stores were among the best performing companies during the period, providing price appreciation of 34% and 49%, respectively during the 6 month period ending 6/30/97. Also, during the period we increased our exposure to mid cap companies, a segment that has lagged the market over the past 12 months. We found good value in several high quality mid cap companies which have strong market positions and promising outlooks. Some of the companies we added include: Clear Channel Communications, a diversified media company; EMC, a provider of high end computer disc drives; Hertz, a leading car rental company; and Perkin Elmer, a manufacturer of instrumentation for biotech research. We took advantage of a brief period of weakness in the financial services sector, due to concerns about another potential Fed rate hike, to increase our exposure to financials. We added to our holdings in Allstate, American Express and Marsch & McLennan while initiating a position in Fannie Mae. We continue to believe that the backdrop for financial assets is positive.

What Is Your Outlook For The Remainder Of 1997?
Large capitalization stocks continue to outperform small caps as earnings growth for large companies remains stronger and investors are willing to pay up for reliability and global diversification. Inflation is low, economic growth is not too strong, corporate profits are growing, and labor costs are not out of control. Liquidity in corporate America remains quite high. Stock buybacks and mergers and acquisitions continue at record levels. Prospects for international growth for many large U.S. companies looks excellent, which should benefit many of our holdings.

The Hartford Dividend and Growth Fund

Portfolio Manager
Laurie A. Gabriel, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
For the six month period ended June 30, 1997, the Hartford Variable Annuity Dividend and Growth Fund outperformed its Lipper peer group, providing a return of 19.5% versus 16.8% for the Lipper Equity Income Variable Annuity-Underlying Fund average. The fund continues to post strong results versus the equity income competitors, placing the fund in the first quartile for the 3 month and year-to-date periods.

What were the contributing factors to the funds outperformance versus its Lipper peer group?
A major contributor to performance during the period was Health Care, due in part to strong stock selection in the pharmaceutical industry. Warner-Lambert was a top contributor because of two new drugs that received approval this year. These new products combat cholesterol and diabetes, and revenues have exceeded all expectations. Bristol-Myers Squibb also performed well with the issuance of a patent for a cancer-fighting drug. Our overweighting in electric utilities remains a source of disappointment resulting from a combination of negative regulatory and competitive pressures. Toward the end of June, however, we have seen an improvement in this industry, in conjunction with the recent bond market strength. Duke Energy Corp and Edison International are two of our largest electric utility holdings. Stock selection in combination with a concentration in automobile and department store names was a strong contributor in the Consumer Discretionary sector. Mercantile Stores, performed well due to speculation of a potential takeover by a large national department store chain and Ford Motor Company experienced the highest profitability in North America in ten years, due largely to massive cost cutting measures.

What Is Your Outlook For The Remainder Of 1997?
Broad diversification across economic sectors is an ongoing part of the Fund's investment strategy. The Fund owned 91 positions at the end of the period. Given the generally positive back drop of moderate economic growth and a low inflation environment, we do not anticipate the current momentum for US equities to reverse. Nonetheless, some risk to equities at these valuation levels remains. With respect to this situation, we have begun to add some more conservative holdings into the portfolio. In keeping with our charter, the Fund continues to maintain an above-average yield (2.9% gross yield currently versus 1.7% for the S&P 500 Index) and below average P/E and beta. Relative to the market, the Fund should exhibit these value-oriented characteristics over time.

The Hartford International Advisers Fund

Portfolio Manager
Robert Evans
Vice President
Portfolio Manager
Wellington Management
Company, LLP
(International Fixed Income)

Portfolio Manager
Trond Skramstad
Senior Vice President
and Partner
Wellington Management
Company, LLP

How Did the Fund Perform?
The Hartford International Advisers Variable Annuity Fund returned 8.0% for the six month period ended 6/30/97. The Fund slightly underperformed its composite benchmark, comprised of 55% MSCI EAFE GDP-Net weighted Index, 35% Salomon Brothers World Government Bond ex-US Index-hedged, and 10% US T-Bill, which returned 8.5% for the period.

Why Did The Fund Perform This Way?
Please refer to the International Opportunities Fund commentary for a review of the international equity market and the Fund's equity strategy.

After a turbulent first quarter, the global fixed income markets posted a sterling second quarter of 1997. Lower inflation, moderating US economic activity and further monetary ease in Europe and Australia quelled the fear of higher global interest rates. After a slow start to the year, international bonds, as representative by the Salomon Brothers World Government Bond Index-ex US-hedged, gained 4.7% for the period.

What Is Your Outlook For The Remainder Of 1997?
After maintaining a neutral aggregate duration during most of the first 3 months of the year, the Fund held a longer than index aggregate portfolio duration during the most recent 3 months, with overweight positions in Germany, Sweden, UK, Australia and New Zealand and underweight positions in Japan and Spain. The G-15 countries should continue to experience moderate economic growth and low inflationary conditions for the remainder of 1997. Economic activity, as measured by real GDP, is forecast to rise 2.8% with 2.1% inflation. This moderate level of economic growth and benign inflation environment should provide an attractive environment for global fixed income assets.

The Hartford Advisers Fund

Portfolio Manager
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management
Company, LLP

Portfolio Manager
Paul D. Kaplan
Senior Vice President
and Partner
Wellington Management Company, LLP

How Did The Fund Perform?
The Hartford Variable Annuity Advisers Fund outperformed its Lipper peer group average for the six month period ended June 30, 1997, providing a total return of 16.0% versus 10.4% for the Lipper Flexible Variable
Annuity-Underlying Fund average.

What were the contributing factors of the tremendous outperformance of the fund versus the Lipper peer group?
The total return provided by the equity market during the period was simply stunning. In the second quarter alone, the S&P 500 stock index was up 17.5%, bringing the 6 month total return to approximately 20%. The Hartford Advisers Funds above average performance during the period was driven by our overweight in some of the strongest performing sectors: pharmaceuticals, securities brokers, and telecommunications equipment, and our underweight in utilities which underperformed the market. On the heals of an essentially flat first 3 months of the year, the bond market has begun to show signs of life with the Lehman Government/Corporate index generating a total return of 3.6% in the last 3 months of the period. It would appear that the bond market is finally experiencing some abatement in the growth/inflation fears which had gripped investors since the beginning of 1996.

What Is Your Outlook For The Remainder Of 1997?
The asset allocation at the end of the period was 70% stocks, 30% bonds and 0% in cash. For the bulk of the period, the Fund's equity weighting has been at the high end of the its historical range and reflects our continued belief that equities are more attractive than bonds. Bonds remain attractive relative to cash and we will therefore carry only a very modest cash commitment. Interest rates have fallen in response to the slowing economy and low inflation, but we believe that the rate decline has farther to go. It remains our view that inflation is currently not a threat and that the CPI is likely to stay below 3.0%. If we are correct in our inflation assumptions, then long-term Treasury bond yields of 6.8% are still too high, and we believe that they will fall. Therefore, in the fixed income portion of the portfolio we are maintaining a relatively long portfolio duration. We continue to search for those conditions which would lead us to reduce our exposure to one or the other of the financial markets, but to date we find no evidence to convince us that we should reduce our holdings of either stocks or bonds.

The Hartford Bond Fund

Portfolio Manager
Alison D. Granger, CFA
Senior Vice President
The Hartford Investment
Management Company (HIMCO)

How Did the Fund Perform?
The Hartford Variable Annuity Bond Fund outperformed its Lipper peer group average for the six month period ended June 30, 1997, providing a total return of 3.7% versus 3.1% for the Lipper Corporate Debt "BBB" Rated Variable Annuity-Underlying Fund average.

What were some of the contributing factors for beating the Lipper peer group?
- Moderate portfolio duration management. The fund began and ended the first half of 1997 carrying a portfolio duration which was approximately 10% longer than the benchmark index. In February, however, we shortened the duration to neutral, as we became concerned about a possible Fed tightening. The bond market sold off between late February and mid-April, at which time we lengthened our duration once again. The portfolio thereby benefited from the rally which began then.
- An allocation to BB-rated high yield corporate debt. Top performing holdings within this asset class included Telecommunications, Inc. 7.875s of '26, K-Mart Medium Term Notes, Brady Bonds issued by Argentina and Mexico, and Long Island Lighting Co (LILCO) debentures, to name a few.
- An allocation to discount mortgages. These securities provided greater total return than other equal-duration choices available in other high quality asset classes.
- Higher portfolio yield. The portfolio carried a yield which was higher than that of its index. This greater income accumulated and helped contribute to a higher total return during the period.

What Is Your Outlook For The Remainder Of 1997?
We are currently assessing the wisdom of maintaining the funds long duration posture given the success we have had in holding this position throughout the bond market rally since mid-April and recent fundamental indications that the economic slowdown of the past few months may be over.

We remain overweighted in the corporate and mortgage sectors, in order to provide shareholders with a maximization of yield commensurate with the fund's stated risk profile. Given our current fundamental outlook for the economy and particular credits, we view pricing as generally fair. However, should yields tighten relative to Treasuries, we will look to reduce our allocation to these sectors, particularly to BB-rated corporate high yield. We will look for potential investments in some of the Asian credits we have so far avoided which have underperformed of late. And finally, we expect to continue to add to positions in AAA-rated supranational issues when we find them at attractive levels. We believe that the risk/reward profile of this sector is currently very attractive.

The Hartford Mortgage Securities Fund

Portfolio Manager
Timothy J. Wilhide
Senior Vice President
The Hartford Investment Management Company
(HIMCO)

How Did The Fund Perform?
The Hartford Variable Annuity Mortgage Securities Fund outperformed its Lipper peer group average for the six month period ended June 30, 1997, providing a total return of 3.6% versus 3.0% for the Lipper U.S. Mortgage Variable Annuity-Underlying Fund average.

What contributed to the fund outperforming its Lipper average?
Mortgages were a stellar performer in the fixed income sector during the period, easily outdistancing similar duration Treasuries and most investment grade corporate bonds. Relatively stable interest rates and a moderate supply of new mortgage securities coming to market explain this outperformance.

The Fund's yield to maturity and duration essentially matched that of the Lehman Mortgage Backed Securities INDEX. The Mortgage market has of late become extremely efficient at fairly pricing GNMA, FNMA and FHLMC securities, thereby making attractive relative value trades more infrequent. Further, it is difficult to outyield the index without taking an undue amount of risk. Nevertheless ,some opportunities did arise, especially involving current production thirty year paper and these contributed to the Fund's returns. The Fund continues to benefit in terms of yield and price performance from its positions in high quality non agency mortgage securities. This paper has benefited from increased standardization and a widening circle of investors. Among these securities are Commercial Mortgage Backed Securities (CMBS); late in the first quarter the Fund added its first position in CMBS.

What Is Your Outlook For The Remainder Of 1997?
As we enter the Second Half of 1997 conditions still appear favorable for the Mortgage market. The most important of these is a continuation of what is now a long term trend of modest fluctuations in interest rates. The Federal Reserve has surpassed itself in fostering a stable economic environment which in turn has toned down interest rate volatility. This benefits Mortgages because it makes refinancings more predictable. Also, mortgage origination is running well under its pace of last year, making the supply-demand balance favorable.

Until it becomes clear that the economy is moving off track, or the current climate of stable interest rates is coming to an end, The Fund will continue to emphasize current production thirty year Mortgages. The portfolio will also continue to carefully monitor the non Agency mortgage market, with an eye to adding further positions in such securities as CMBS as opportunities arise.

Portfolio at a Glance -

Hartford Small Company Fund

Top Holdings as of:
June 30, 1997

                               % of Fund's
                               Investments

 1. Mckesson                      2.9%
 2. Vencor Inc.                   2.1%
 3. Air Express International     1.9%
 4. Firstplus Financial Group     1.8%
 5. Heska Corp.                   1.6%
 6. Frontier Insurance Group      1.6%
 7. Saks Holdings Inc.            1.6%
 8. Peoples Heritage Fin'l Group  1.6%
 9. M.S. Carriers                 1.6%
10. Gilat Satellite Ntwk          1.6%



Top 5 Sectors as of:
June 30, 1997

                               % of Fund's
                               Investments

    Finance                        23%
    Information Technology         21%
    Industrial & Commercial        17%
    Health Care                    15%
    Information & Entertainment    10%


Portfolio Composition

Stock   98%
Cash     2%


Hartford Capital Appreciation Fund


Top Holdings as of:
June 30, 1997

                               % of Fund's
                               Investments

 1. Worldcom Inc.                     1.9%
 2. EMC Corp. - Mass                  1.7%
 3. Lucent Technologies               1.5%
 4. Greenpoint Financial              1.4%
 5. Morgan St. Dean Witter Discover   1.4%
 6. Solectron Corp.                   1.3%
 7. Ace Ltd                           1.3%
 8. Philips Nv Adr                    1.3%
 9. Abbott Laboratories               1.3%
10. Rhone-Poulenc Rorer               1.2%



Top 5 Sectors as of:
June 30, 1997

                               % of Fund's
                               Investments

    Information Technology         24%
    Finance                        17%
    Health Care                    17%
    Industrial & Commercial        12%
    Information & Entertainment     7%

Portfolio Composition

Stock   95%
Cash     5%


IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.

Hartford International Opportunities Fund

Top Holdings as of:
June 30, 1997

                                      % of Fund's
                                       Investments

 1. Unidanmark A Redg (Denmark)           1.5%
 2  Canandian Pacific Ltd (Canada)        1.5%
 3. Associated Brit Food (UK)             1.2%
 4. Fiat Spa (Italy)                      1.2%
 5. Guinness Plc (UK)                     1.2%
 6. Matsushita Electric Co. (Japan)       1.1%
 7. Aisin Seiki Co., Ltd (Japan)          1.1%
 8. Namco Ltd (Japan)                     1.1%
 9. Pharmacia&Upjohn Dep (Sweden)         1.1%
10. Smurfit (Jefferson) Group (Ireland)   1.1%



Top 5 Countries as of:
June 30, 1997

                                      % of Fund's
                                      Investments

    Japan                                  22%
    United Kingdom                         15%
    France                                  8%
    Germany                                 6%
    Australia                               4%

Portfolio Composition

Stock 97%
Cash   3%


Hartford Stock Fund


Top Holdings as of:
June 30, 1997

                                       % of Fund's
                                       Investments

 1. General Electric                      4.2%
 2. Wal-Mart                              2.4%
 3. Royal Dutch Petroleum                 2.3%
 4  Travelers Group Inc.                  2.2%
 5. Boeing Company                        2.1%
 6. SBC Communications Inc.               2.1%
 7. Merrill Lynch & Co., Inc              2.1%
 8. McDonalds Corp.                       2.1%
 9. Gannett Co., Inc.                     2.1%
10. IMB Corp.                             2.0%



Top 5 Sectors as of:
June 30, 1997

                                       % of Fund's
                                       Investments

    Finance                                17%
    Healthcare                             17%
    Information Technology                 16%
    Industrial & Commercial                13%
    Energy                                  9%



Portfolio Composition

Stock  96%

Cash    4%


IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.

Hartford Dividend & Growth Fund

Top Holdings as of:
June 30, 1997

                                      % of Fund's
                                       Investments

 1. Citicorp                              4.2%
 2. General Electric                      3.6%
 3. Philip Morris                         3.4%
 4. First Bank System Inc.                3.3%
 5. Warner-Lambert Company                2.9%
 6. Xerox                                 2.6%
 7. Chevron Corp.                         2.4%
 8. Pharmacia & Upjohn                    2.0%
 9. Merck & Co., Inc.                     2.0%
10. Allstate Corp.                        1.9%



Top 5 Sectors as of:
June 30, 1997

                                      % of Fund's
                                      Investments

    Finance                                17%
    Utilities                              15%
    Health Care                            13%
    Consumer Staples                       13%
    Energy                                 12%

Portfolio Composition

Stock   98%
Cash     2%

Hartford International Advisers Fund


Top Holdings as of:
June 30, 1997


                                       % of Fund's
                                       Investments

 1. Unidanmark A Redg (Denmark)           1.1%
 2. Mabuchi Motor (Japan)                 0.9%
 3. Fuji Machine Mfg. Co. (Japan)         0.8%
 4. Canadian Pacific Ltd (Canada)         0.8%
 5. Guinness Plc (UK)                     0.8%
 6. Fiat Spa (Italy)                      0.8%
 7. Smurfit (Jefferson) Group (Ireland)   0.8%
 8. Associated Brit Food (UK)             0.8%
 9. Pharmacia&Upjohn Dep (Sweden)         0.8%
10. Aisin Seiki Co., Ltd (Japan)          0.7%



Top 5 Sectors as of:
June 30, 1997

                                       % of Fund's
                                       Investments

    Japan                                21%
    United Kingdom                       14%
    France                                7%
    Germany                               6%
    Italy                                 4%




Portfolio Composition

Stock   59%
Bonds   29%
Cash    12%


IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.

Hartford Advisers Fund


Top Holdings as of:
June 30, 1997

                                         % of Fund's
                                         Investments

 1. General Electric                             3.1%
 2. Wal-Mart                                     1.8%
 3. Travelers Group Inc.                         1.7%
 4. Royal Dutch Petroluem                        1.6%
 5. McDonalds Corp.                              1.5%
 6. SBC Communications Inc.                      1.5%
 7. Gannett Co., Inc.                            1.5%
 8. Merrill Lynch & Co. Inc.                     1.5%
 9. Boeing Company                               1.5%
10. Xerox                                        1.4%


Top 5 Sectors as of:
June 30, 1997

                                          % of Fund's
                                          Investments

    Finance                                        17%
    Healthcare                                     17%
    Information Technology                         16%
    Industrial & Commercial                        13%
    Energy                                          9%

Portfolio Composition

Stock      70%
Bonds      30%


Hartford Bond Fund

Top Holdings as of:
June 30, 1997

                                                % of Fund's
                                                Investments

 1. Continental Airlines 1997-1 EETC                    2.8%
 2. Mass Mutual Life Ins.                               2.7%
 3. Landeskreditbank Baden                              1.9%
 4. Ralcorp Holdings                                    1.9%
 5. Abbey National First Capital                        1.9%
 6. Interamer Dev Bk                                    1.8%
 7. United Air Lines                                    1.8%
 8. Tele-Communications Inc.                            1.6%
 9. Tennco Inc.                                         1.6%
10. Bayerische Landesbank Ny                            1.5%


Credit Quality Distribution:
June 30, 1997


                                     % of Fund's
                                     Investments

     AAA                                      42%
     AA                                        9%
     A                                        12%
     BAA                                      13%
     BA                                       19%
     Not Rated                                 5%


Portfolio Composition

Corporates             59%
US Treasury/Agency     18%
Mortgage Related        7%
Short-Term              6%
Asset Backed            5%
Emerging Markets        3%
Supra-National          2%


IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.

Hartford Mortgage Securities Fund

Top Holdings as of:
June 30, 1997


                                                      % of Fund's
                                                      Investments

 1. FNMA TBA 30 yr 7.0%, 7/25/27                             4.6%
 2. GNMA TBA 7.0%, 7/1/23                                    3.9%
 3. Home Ownership Funding 144A                              3.1%
 4. FNMA TBA 7.5%, 7/1/27                                    3.1%
 5. FNMA TBA 8.0%, 7/25/27                                   2.8%
 6. GE Capital Mortgage Assoc. 94-26 A                       2.4%
 7. GE Capital Mortgage Assoc. 94-21 A                       2.4%
 8. FHLMC TBA 7.5%, 8/14/27                                  2.3%
 9. FHLMC 9.5%, 11/1/08                                      1.9%
10. Asset Securitization Corp. 7.41%, 97-MD7 A1B             1.7%


Mortgage Issuer Distribution:
June 30, 1997


                                      % of Fund's
                                      Investments

            GNMA                              33%
            FNMA                              32%
            FHLMC                             32%
            Conventional                       3%


Portfolio Composition

Mortgage Pass-Throughs                76%
Collateralized Mortgage Securities    16%
REIT Debt                              4%
Short-Term Securities                  3%
US Treasury/Agency                     1%


IN REGARDS TO THE MANAGER DISCUSSIONS AND THE TOP 10 HOLDINGS, SECURITIES REFERRED TO MAY OR MAY NOT CURRENTLY BE HELD IN THE PORTFOLIO.

PERFORMANCE SUMMARY OF HARTFORD MUTUAL FUNDS


----------------------------------------------------------------------------------------------------------------------------
                                                             FUNDS
----------------------------------------------------------------------------------------------------------------------------

                                                    TOTAL RETURNS FOR THE YEARS ENDED
               -------------------------------------------------------------------------------------------------------------
               1997(a)  1996    1995    1994     1993    1992    1991    1990     1989      1988    1987    1986     1985
               -------------------------------------------------------------------------------------------------------------
Stock          22.06%   24.37%  34.10%  (1.89)%  14.34%  10.04%  24.58%  (3.87)%  26.02%   19.00%   5.41%   12.33%   31.49%
Bond            3.71     3.52   18.49   (3.95)   10.24    5.53   16.43    8.39    12.10     7.60   (0.01)   12.19    20.62
HVA Money
Market          2.57     5.19    5.74    3.95     2.94    3.63    6.01    8.09     9.10     7.40    6.49     6.77     8.53
Advisers       16.00    16.59   28.34   (2.74)   12.25    8.30   20.33    1.26    21.72    14.24    6.08    12.70    26.85
Capital
Appreciation   14.56    20.70   30.25    2.50    20.80   16.98   53.99  (10.90)   24.11    26.37   (4.31)    9.03    36.18
Mortgage
Securities      3.59     5.07   16.17   (1.61)    6.31    4.64   14.71    9.70    13.13     8.38    2.64    11.13    20.61
Index          20.22    22.09   36.55    0.94     9.12    6.82   29.53   (3.99)   30.47    16.35   (12.91)*   --       --
International
Opportunities  10.27    12.93   13.93   (1.94)   33.73   (4.43)  13.00  (11.76)*   --       --       --       --       --
Dividend
& Growth       19.54    22.91   36.37    1.96*    --       --     --      --       --       --       --       --       --
International
Advisers        7.98    11.79   15.84*    --      --       --     --      --       --       --       --       --       --
Small Company  10.47     7.15*   --       --      --       --     --      --       --       --       --       --       --


----------------------------------------------------------------------------------------------------------------------------
                                                             MARKET INDICES
----------------------------------------------------------------------------------------------------------------------------

Standard
& Poor's 500
Stock Index    20.60%   22.95%  37.52%   1.31%   10.06%   7.61%  30.39%  (3.11)%  31.62%   16.60%   5.49%   18.66%   31.70%
Lehman
Gov't/Corp.
Bond Index      2.74     2.90   19.24   (3.51)   11.03    7.58   16.13    8.28    14.24     7.58    2.29    15.62    21.30
90-Day
Treasury Bills  2.61     5.29    5.80    4.14     3.12    3.70    5.90    7.95     8.67     6.56    5.97     6.41     7.97
EAFEGDP        11.96     7.63   11.16    7.81    33.56   (9.65)  10.73    --       --       --      --       --       --
Frank Russell
2000 Index     10.20    16.51   28.45   (1.82)   18.71   18.41   46.04  (19.48)   16.26    25.02   (8.80)    5.68    31.04
Frank Russell
2500 Index     11.32    19.04   31.70   (1.07)   16.54   16.18   46.69  (14.88)   19.43    21.39    1.75    12.62     --
Lehman Mortgage
Backed Securities
Index           3.92     5.35   16.80   (1.61)    6.84    8.96   15.72   10.72    15.35     8.55    2.81     --       --


(A) FOR SIX MONTHS ENDED JUNE 30, 1997
THE INCEPTION DATES OF THE FUNDS ARE AS FOLLOWS: STOCK AND BOND SECURITIES-AUGUST 31, 1977, HVA MONEY MARKET- JUNE 30, 1980, ADVISERS - MARCH 31, 1983, CAPITAL APPRECIATION- APRIL 2, 1984, MORTGAGE SECURITIES- JANUARY 1, 1985, INDEX- MAY 1, 1987, INTERNATIONAL OPPORTUNITIES- JULY 2, 1990, DIVIDEND AND GROWTH- MARCH 9, 1994, INTERNATIONAL ADVISERS- MARCH 1, 1995, AND SMALL COMPANY- AUGUST 9, 1996.
* PARTITIAL-YEAR RETURNS ARE CALCULATED FROM THE FUND'S COMMENCEMENT THROUGH YEAR-END.
THE PERFORMANCE FIGURES FOR MATUAL FUNDS DO NOT INCLUDE INSURANCE CHARGES THAT ARE INCLUDED IN THE UNIT VALUES OF INDIVIDUAL PLANS.
TOTAL RETURN CONSIST OF ANY CHANGE IN THE MARKET PRICE OF SECURITIES OWNED BY THE VARIOUS MATUAL FUNDS, AS WELL AS INCOME FROM DIVIDENDS OR INTEREST. CALCULATIONS ASSUME REINVESTMENT OF INCOME. PERFORMANCE FIGURES REPRESENT PAST RESULTS AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. AN INVESTOR'S UNIT WHEN REDEEMED, MAY BE WORTH MORE OR LESS THEN THE ORIGINAL COST. RESULTS DO NOT TAKE INO ACCOUNT PERSONAL INCOME TAXES AND CAPITAL GAINS WHERE APPLICABLE. MARKET INDICES ARE INCLUDED AS A BROAD MEASURE OF MARKET PERFORMANCE, AND NO DIRECT COMPARISON WITH FUNDS IN INTENDED.

   HARTFORD LIFE INSURANCE COMPANIES
   SEPARATE ACCOUNT FINANCIAL
   STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                   [STAG]

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                      MONEY
                           BOND FUND   STOCK FUND  MARKET FUND ADVISERS FUND
                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          ----------- ------------ ----------- -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          34,358,573
    Cost                          $ 33,657,227
    Market Value......... $34,808,740      --          --           --
  Hartford Stock Fund,
    Inc.
    Shares                         120,218,605
    Cost                          $396,280,032
    Market Value.........     --      $575,964,333     --           --
  HVA Money Market Fund,
    Inc.
    Shares                          34,301,518
    Cost                          $ 34,301,518
    Market Value.........     --           --      $34,301,518      --
  Hartford Advisers Fund,
    Inc.
    Shares                         276,020,258
    Cost                          $489,838,783
    Market Value.........     --           --          --      $659,348,910
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                         107,034,718
    Cost                          $329,922,033
    Market Value.........     --           --          --           --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          23,041,686
    Cost                          $ 24,265,816
    Market Value.........     --           --          --           --
  Hartford Index Fund,
    Inc.
    Shares                          40,497,605
    Cost                          $ 78,372,729
    Market Value.........     --           --          --           --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          50,396,655
    Cost                          $ 61,657,703
    Market Value.........     --           --          --           --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          30,841,051
    Cost                          $ 44,822,497
    Market Value.........     --           --          --           --
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                          12,764,816
    Cost                          $ 20,836,119
    Market Value.........     --           --          --           --
  Due from Hartford Life
    Insurance Company....     80,104       313,117    150,922        33,623
  Receivable from fund
    shares sold..........         24       --               1        26,150
                          ----------- ------------ ----------- -------------
  Total Assets........... 34,888,868   576,277,450 34,452,441   659,408,683
                          ----------- ------------ ----------- -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....         24       --               1        26,093
  Payable for fund shares
    purchased............     80,098       287,274    151,359        33,939
                          ----------- ------------ ----------- -------------
  Total Liabilities......     80,122       287,274    151,360        60,032
                          ----------- ------------ ----------- -------------
  Net Assets (variable
    annuity contract
    liabilities)......... $34,808,746 $575,990,176 $34,301,081 $659,348,651
                          ----------- ------------ ----------- -------------
                          ----------- ------------ ----------- -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
    Participants.........  8,020,161    42,840,167 12,261,388   135,452,832
  Unit Values*........... $ 4.340156  $  13.445096 $ 2.797488  $   4.867736

* Unit Value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                   CALVERT
                               CAPITAL          MORTGAGE                    INTERNATIONAL     DIVIDEND AND   RESPONSIBLY INVESTED
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND   GROWTH FUND    BALANCED PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          34,358,573
    Cost                          $ 33,657,227
    Market Value.........       --                --              --            --                 --              --
  Hartford Stock Fund,
    Inc.
    Shares                         120,218,605
    Cost                          $396,280,032
    Market Value.........       --                --              --            --                 --              --
  HVA Money Market Fund,
    Inc.
    Shares                          34,301,518
    Cost                          $ 34,301,518
    Market Value.........       --                --              --            --                 --              --
  Hartford Advisers Fund,
    Inc.
    Shares                         276,020,258
    Cost                          $489,838,783
    Market Value.........       --                --              --            --                 --              --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                         107,034,718
    Cost                          $329,922,033
    Market Value.........   $443,397,312          --              --            --                 --              --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          23,041,686
    Cost                          $ 24,265,816
    Market Value.........       --             $24,646,608        --            --                 --              --
  Hartford Index Fund,
    Inc.
    Shares                          40,497,605
    Cost                          $ 78,372,729
    Market Value.........       --                --          $106,509,715       --                --              --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          50,396,655
    Cost                          $ 61,657,703
    Market Value.........       --                --              --         $72,293,145           --              --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          30,841,051
    Cost                          $ 44,822,497
    Market Value.........       --                --              --            --             $55,120,514         --
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                          12,764,816
    Cost                          $ 20,836,119
    Market Value.........       --                --              --            --                 --            $25,019,038
  Due from Hartford Life
    Insurance Company....        150,797                18        102,742         22,699            24,309             8,186
  Receivable from fund
    shares sold..........         25,561            76,696         25,515       --                       1            13,978
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
  Total Assets...........    443,573,670        24,723,322    106,637,972     72,315,844        55,144,824        25,041,202
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....         25,561            77,058         25,517       --                       1            10,668
  Payable for fund shares
    purchased............        150,372                18        102,731         22,698            24,189             7,385
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
  Total Liabilities......        175,933            77,076        128,248         22,698            24,190            18,053
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
  Net Assets (variable
    annuity contract
    liabilities).........   $443,397,737       $24,646,246    $106,509,724    $72,293,146      $55,120,634       $25,023,149
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
                          -----------------  ---------------  ----------- ------------------  -------------  --------------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
    Participants.........     59,306,992         9,828,572     59,820,591     44,241,975        31,081,511        10,568,632
  Unit Values*...........   $   7.476315       $  2.507612    $  1.780486    $  1.634040       $  1.773422       $  2.367681

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND     STOCK FUND   MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------  -----------   -------------
INVESTMENT INCOME:
  Dividends..............  $   774,248   $  1,719,536   $ 628,524     $ 4,718,505
EXPENSES:
  Mortality and expense
    undertakings.........     (139,176)    (2,021,398)   (100,737)     (2,414,074)
                           -----------   ------------  -----------   -------------
    Net investment income
      (loss).............      635,072       (301,862)    527,787       2,304,431
                           -----------   ------------  -----------   -------------
CAPITAL GAINS INCOME.....      --          24,157,334      --          25,268,801
                           -----------   ------------  -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........       87,780      6,537,573      --           4,506,039
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      393,416     70,558,942      --          56,351,995
                           -----------   ------------  -----------   -------------
    Net gain (losses) on
      investments........      481,196     77,096,515      --          60,858,034
                           -----------   ------------  -----------   -------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  $ 1,116,268   $100,951,987   $ 527,787     $88,431,266
                           -----------   ------------  -----------   -------------
                           -----------   ------------  -----------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                      INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------  ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $   836,191         $541,284       $   419,011      $   62,945        $  297,301
EXPENSES:
  Mortality and expense
    undertakings.........      (1,605,652)         (96,910)         (362,040)       (265,025)         (171,793)
                           -----------------   ---------------   -----------  ------------------   ------------
    Net investment income
      (loss).............        (769,461)         444,374            56,971        (202,080)          125,508
                           -----------------   ---------------   -----------  ------------------   ------------
CAPITAL GAINS INCOME.....      28,766,004          --              6,533,234       4,696,573         1,059,984
                           -----------------   ---------------   -----------  ------------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........       3,606,393          (27,520)           70,042         193,316           (17,878)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      23,087,476          355,400         9,644,160       1,727,319         6,462,909
                           -----------------   ---------------   -----------  ------------------   ------------
    Net gain (losses) on
      investments........      26,693,869          327,880         9,714,202       1,920,635         6,445,031
                           -----------------   ---------------   -----------  ------------------   ------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....     $54,690,412         $772,254       $16,304,407      $6,415,128        $7,630,523
                           -----------------   ---------------   -----------  ------------------   ------------
                           -----------------   ---------------   -----------  ------------------   ------------

                                 CALVERT
                           RESPONSIBLY INVESTED
                            BALANCED PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............       $--
EXPENSES:
  Mortality and expense
    undertakings.........          (92,500)
                               -----------
    Net investment income
      (loss).............          (92,500)
                               -----------
CAPITAL GAINS INCOME.....        --
                               -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........            3,976
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        2,356,076
                               -----------
    Net gain (losses) on
      investments........        2,360,052
                               -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations....       $2,267,552
                               -----------
                               -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income
    (loss)...............  $   635,072  $   (301,862) $    527,787    $   2,304,431
  Capital gains income...      --         24,157,334       --            25,268,801
  Net realized gain
    (loss) on security
    transactions.........       87,780     6,537,573       --             4,506,039
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      393,416    70,558,942       --            56,351,995
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    1,116,268   100,951,987       527,787       88,431,266
                           -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............    1,602,875    20,617,556     1,252,516       28,297,317
  Net transfers..........   (1,780,857)    8,180,713    12,155,253       (6,937,045)
  Surrenders.............   (2,730,421)  (20,940,160)   (5,942,732)     (24,397,725)
                           -----------  ------------  ------------    -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....   (2,908,403)    7,858,109     7,465,037       (3,037,453)
                           -----------  ------------  ------------    -------------
  Total increase
    (decrease) in net
    assets...............   (1,792,135)  108,810,096     7,992,824       85,393,813
NET ASSETS:
  Beginning of period....   36,600,881   467,180,080    26,308,257      573,954,838
                           -----------  ------------  ------------    -------------
  End of period..........  $34,808,746  $575,990,176  $ 34,301,081    $ 659,348,651
                           -----------  ------------  ------------    -------------
                           -----------  ------------  ------------    -------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income
    (loss)...............  $ 1,878,877  $  2,263,596  $    898,475    $   9,658,681
  Capital gains income...      --         14,883,740       --            10,564,590
  Net realized gain
    (loss) on security
    transactions.........      166,958    66,841,431       --            58,999,565
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........   (1,199,667)    1,283,218       --            (4,260,635)
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      846,168    85,271,985       898,475       74,962,201
                           -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............    3,515,268    37,974,254     2,412,011       55,548,282
  Net transfers..........   (2,237,323)      448,728     3,187,090      (13,204,076)
  Surrenders.............     (892,123)   (9,114,856)     (918,482)     (11,940,914)
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      385,822    29,308,126     4,680,619       30,403,292
                           -----------  ------------  ------------    -------------
  Total increase
    (decrease) in net
    assets...............    1,231,990   114,580,111     5,579,094      105,365,493
NET ASSETS:
  Beginning of period....   35,368,891   352,599,969    20,729,163      468,589,345
                           -----------  ------------  ------------    -------------
  End of period..........  $36,600,881  $467,180,080  $ 26,308,257    $ 573,954,838
                           -----------  ------------  ------------    -------------
                           -----------  ------------  ------------    -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL            MORTGAGE                          INTERNATIONAL        DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND     GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -------------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............     $  (769,461)       $    444,374       $      56,971     $  (202,080)        $   125,508
  Capital gains income...      28,766,004            --                 6,533,234       4,696,573           1,059,984
  Net realized gain
    (loss) on security
    transactions.........       3,606,393             (27,520)             70,042         193,316             (17,878)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      23,087,476             355,400           9,644,160       1,727,319           6,462,909
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      54,690,412             772,254          16,304,407       6,415,128           7,630,523
                          -------------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      27,997,722           1,149,518           6,917,704       5,178,340           4,787,259
  Net transfers..........      (8,311,713)         (1,392,832)         11,391,118      (1,650,398)         12,371,729
  Surrenders.............     (19,376,079)         (1,636,438)         (4,080,244)     (2,455,921)           (795,562)
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....         309,930          (1,879,752)         14,228,578       1,072,021          16,363,426
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............      55,000,342          (1,107,498)         30,532,985       7,487,149          23,993,949
NET ASSETS:
  Beginning of period....     388,397,395          25,753,744          75,976,739      64,805,997          31,126,685
                          -------------------  -----------------  ---------------  ------------------  ------------------
  End of period..........     $443,397,737       $ 24,646,246       $ 106,509,724     $72,293,146         $55,120,634
                          -------------------  -----------------  ---------------  ------------------  ------------------
                          -------------------  -----------------  ---------------  ------------------  ------------------

                            U.S. GOVERNMENT         CAPITAL          MORTGAGE                            INTERNATIONAL
                           MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -------------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............     $   343,436        $ (1,092,104)      $   1,355,014     $   728,190         $   537,463
  Capital gains income...       --                 18,716,143           --                935,734           1,423,334
  Net realized gain
    (loss) on security
    transactions.........       --                 29,382,290             (18,537)      5,514,280           2,372,529
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       --                 12,195,355            (351,685)      4,693,033           2,008,357
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         343,436          59,201,684             984,792      11,871,237           6,341,683
                          -------------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............       1,337,245          53,044,599           2,661,238      10,324,537          10,623,622
  Net transfers..........         259,211          (3,808,589)         (3,090,374)      8,456,897           1,472,637
  Surrenders.............        (330,706)         (6,625,610)           (648,434)     (1,299,479)         (1,089,816)
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,265,750          42,610,400          (1,077,570)     17,481,955          11,006,443
                          -------------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............       1,609,186         101,812,084             (92,778)     29,353,192          17,348,126
NET ASSETS:
  Beginning of period....       8,530,922         286,585,311          25,846,522      46,623,547          47,457,871
                          -------------------  -----------------  ---------------  ------------------  ------------------
  End of period..........     $10,140,108        $388,397,395       $  25,753,744     $75,976,739         $64,805,997
                          -------------------  -----------------  ---------------  ------------------  ------------------
                          -------------------  -----------------  ---------------  ------------------  ------------------

                                 CALVERT
                           RESPONSIBLY INVESTED
                            BALANCED PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   (92,500)
  Capital gains income...        --
  Net realized gain
    (loss) on security
    transactions.........            3,976
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        2,356,076
                           --------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........        2,267,552
                           --------------------
UNIT TRANSACTIONS:
  Purchases..............        1,776,809
  Net transfers..........         (603,669)
  Surrenders.............         (278,020)
                           --------------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....          895,120
                           --------------------
  Total increase
    (decrease) in net
    assets...............        3,162,672
NET ASSETS:
  Beginning of period....       21,860,477
                           --------------------
  End of period..........      $25,023,149
                           --------------------
                           --------------------
                                                       CALVERT
                               DIVIDEND AND      RESPONSIBLY INVESTED
                               GROWTH FUND        BALANCED PORTFOLIO
                               SUB-ACCOUNT           SUB-ACCOUNT
                           --------------------  --------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   299,029           $   279,479
  Capital gains income...          208,419             1,166,308
  Net realized gain
    (loss) on security
    transactions.........          289,777             1,416,934
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        3,206,970              (711,714)
                           --------------------  --------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........        4,004,195             2,151,007
                           --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases..............        4,720,731             3,423,700
  Net transfers..........       15,166,440              (640,735)
  Surrenders.............         (496,007)             (453,414)
                           --------------------  --------------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       19,391,164             2,329,551
                           --------------------  --------------------
  Total increase
    (decrease) in net
    assets...............       23,395,359             4,480,558
NET ASSETS:
  Beginning of period....        7,731,326            17,379,919
                           --------------------  --------------------
  End of period..........      $31,126,685           $21,860,477
                           --------------------  --------------------
                           --------------------  --------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Hartford and Calvert Responsibly Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--For Federal income tax purposes, the Account intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income to variable annuity contract owners and otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made. For purposes of determining net realized taxable gains to be distributed, the capital gains and losses of each Sub-Account within the Account are combined. Distribution of any net realized capital gains so determined will be made to the contract owners of the Sub-Account having net realized capital gains. The cumulative realized losses used to offset realized capital gains in each Sub-Account will be considered in the determination of future distributions of realized capital gains to each Sub-Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to .90% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contract owner account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT ONE

                   [STAG]

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS & LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                            1,484,467
    Cost                            $ 1,481,132
    Market Value.........  $ 1,503,916       --
  Hartford Stock Fund,
    Inc.
    Shares                            1,384,520
    Cost                            $ 3,492,211
    Market Value.........      --        $ 6,633,201
  HVA Money Market Fund,
    Inc.
    Shares                            2,241,491
    Cost                            $ 2,241,491
    Market Value.........      --            --
  Hartford Advisers Fund,
    Inc.
    Shares                            7,713,145
    Cost                            $10,154,798
    Market Value.........      --            --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                            2,055,640
    Cost                            $ 4,134,119
    Market Value.........      --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            3,109,168
    Cost                            $ 3,366,775
    Market Value.........      --            --
  Hartford Index Fund,
    Inc.
    Shares                              202,812
    Cost                            $  394,417
    Market Value.........      --            --
Due From Hartford Life
  Insurance Company......       86,188           644
Receivable from fund
  shares sold............      --            --
                           -----------   -----------
Total Assets.............    1,590,104     6,633,845
                           -----------   -----------
LIABILITIES
  Due to Hartford Life
    Insurance Company....      --            --
  Payable for fund shares
    purchased............       86,187           644
                           -----------   -----------
  Total Liabilities......       86,187           644
                           -----------   -----------
  Net Assets (variable
    life insurance
    contract
    liabilities).........  $ 1,503,917   $ 6,633,201
                           -----------   -----------
                           -----------   -----------
  Units Owned by
    Participants.........      686,500     1,367,557
  Unit Price.............  $  2.190702   $  4.850402

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MONEY                         CAPITAL          MORTGAGE
                          MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND INDEX FUND
                          SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                          -----------  -------------  -----------------  --------------- -----------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                            1,484,467
    Cost                            $ 1,481,132
    Market Value.........     --            --             --                  --            --
  Hartford Stock Fund,
    Inc.
    Shares                            1,384,520
    Cost                            $ 3,492,211
    Market Value.........     --            --             --                  --            --
  HVA Money Market Fund,
    Inc.
    Shares                            2,241,491
    Cost                            $ 2,241,491
    Market Value......... $2,241,491        --             --                  --            --
  Hartford Advisers Fund,
    Inc.
    Shares                            7,713,145
    Cost                            $10,154,798
    Market Value.........     --        $18,424,930        --                  --            --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                            2,055,640
    Cost                            $ 4,134,119
    Market Value.........     --            --           $8,515,603            --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            3,109,168
    Cost                            $ 3,366,775
    Market Value.........     --            --             --               $ 3,325,730      --
  Hartford Index Fund,
    Inc.
    Shares                              202,812
    Cost                            $  394,417
    Market Value.........     --            --             --                  --        $  533,401
Due From Hartford Life
  Insurance Company......      9,484          6,525             760            --            --
Receivable from fund
  shares sold............     --            --             --                  --            24,613
                          -----------  -------------  -----------------  --------------- -----------
Total Assets.............  2,250,975     18,431,455       8,516,363           3,325,730     558,014
                          -----------  -------------  -----------------  --------------- -----------
LIABILITIES
  Due to Hartford Life
    Insurance Company....     --            --             --                       298      24,613
  Payable for fund shares
    purchased............     12,175          6,525             850               2,730      --
                          -----------  -------------  -----------------  --------------- -----------
  Total Liabilities......     12,175          6,525             850               3,028      24,613
                          -----------  -------------  -----------------  --------------- -----------
  Net Assets (variable
    life insurance
    contract
    liabilities)......... $2,238,800    $18,424,930      $8,515,513         $ 3,322,702  $  533,401
                          -----------  -------------  -----------------  --------------- -----------
                          -----------  -------------  -----------------  --------------- -----------
  Units Owned by
    Participants.........  1,284,533      4,908,341       1,617,105           1,509,684     151,320
  Unit Price............. $ 1.742890    $  3.753800      $ 5.265900         $  2.200926  $ 3.524990

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------
INVESTMENT INCOME:
  Dividends..............   $ 32,365     $    20,427
EXPENSES:
  Mortality and expense
    undertakings.........     (6,524)        (26,855)
                           -----------   -----------
    Net investment income
     (loss)..............     25,841          (6,428)
                           -----------   -----------
CAPITAL GAINS INCOME.....     --             288,640
                           -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........      2,979           9,431
  Net unrealized
    appreciation
    (depreciation) of
    investment during the
    period...............     16,440         881,595
                           -----------   -----------
    Net gain (losses) on
     investments.........     19,419         891,026
                           -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 45,260     $ 1,173,238
                           -----------   -----------
                           -----------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              MONEY                           CAPITAL           MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -------------   -----------------   ---------------   -----------
INVESTMENT INCOME:
  Dividends..............    $ 50,244     $  135,158        $   16,555          $ 73,016         $ 2,706
EXPENSES:
  Mortality and expense
    undertakings.........      (8,804)       (76,600)          (35,464)          (14,764)         (2,325)
                           -----------   -------------   -----------------   ---------------   -----------
    Net investment income
     (loss)..............      41,440         58,558           (18,909)           58,252             381
                           -----------   -------------   -----------------   ---------------   -----------
CAPITAL GAINS INCOME.....      --            731,667           587,118           --               35,941
                           -----------   -------------   -----------------   ---------------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........      --            134,232            24,289              (457)         (1,895)
  Net unrealized
    appreciation
    (depreciation) of
    investment during the
    period...............      --          1,572,457           471,551            44,016          43,922
                           -----------   -------------   -----------------   ---------------   -----------
    Net gain (losses) on
     investments.........      --          1,706,689           495,840            43,559          42,027
                           -----------   -------------   -----------------   ---------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 41,440     $2,496,914        $1,064,049          $101,811         $78,349
                           -----------   -------------   -----------------   ---------------   -----------
                           -----------   -------------   -----------------   ---------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                             BOND FUND     STOCK FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------
OPERATIONS:
  Net investment income
    (loss)...............    $    25,841   $    (6,428)
  Capital gains income...       --             288,640
  Net realized gain
    (loss) on security
    transactions.........          2,979         9,431
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         16,440       881,595
                           -------------   -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         45,260     1,173,238
                           -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............        784,609     1,421,887
  Net transfers..........        (18,724)      305,020
  Surrenders.............       (287,597)     (668,587)
  Loan withdrawals.......       (641,893)     (879,427)
  Cost of insurance......         (9,399)      (19,907)
                           -------------   -----------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       (173,004)      158,986
                           -------------   -----------
  Total increase
    (decrease) in net
    assets...............       (127,744)    1,332,224
NET ASSETS:
  Beginning of period....      1,631,661     5,300,977
                           -------------   -----------
  End of period..........    $ 1,503,917   $ 6,633,201
                           -------------   -----------
                           -------------   -----------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                             BOND FUND     STOCK FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------
OPERATIONS:
  Net investment income
    (loss)...............    $    85,877   $    33,239
  Capital gains income...       --             195,246
  Net realized gain
    (loss) on security
    transactions.........         (3,746)       23,047
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        (43,706)      761,366
                           -------------   -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         38,425     1,012,898
                           -------------   -----------
UNIT TRANSACTIONS:
  Net transfers..........       (173,115)      102,684
  Surrenders.............         (7,288)     (132,660)
  Net loan withdrawals...        (21,258)      (86,390)
  Cost of insurance and
    other fees...........        (18,325)      (36,723)
                           -------------   -----------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       (219,986)     (153,089)
                           -------------   -----------
  Total increase
    (decrease) in net
    assets...............       (181,561)      859,809
NET ASSETS:
  Beginning of period....      1,813,222     4,441,168
                           -------------   -----------
  End of period..........    $ 1,631,661   $ 5,300,977
                           -------------   -----------
                           -------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              MONEY                           CAPITAL           MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -------------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income
    (loss)...............  $   41,440     $    58,558       $  (18,909)        $   58,252       $    381
  Capital gains income...      --             731,667          587,118            --              35,941
  Net realized gain
    (loss) on security
    transactions.........      --             134,232           24,289               (457)        (1,895)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      --           1,572,457          471,551             44,016         43,922
                           -----------   -------------   -----------------   ---------------   -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      41,440       2,496,914        1,064,049            101,811         78,349
                           -----------   -------------   -----------------   ---------------   -----------
UNIT TRANSACTIONS:
  Purchases..............     837,110       5,805,878        1,313,089          1,040,366        335,550
  Net transfers..........    (207,579)        (83,615)        (273,996)           (34,324)       309,377
  Surrenders.............     (38,956)     (1,061,895)        (221,915)           (50,665)      (182,653)
  Loan withdrawals.......    (827,922)     (5,071,244)      (1,169,176)        (1,088,851)       (27,400)
  Cost of insurance......     (18,339)        (72,952)         (22,158)           (18,913)      (212,089)
                           -----------   -------------   -----------------   ---------------   -----------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    (255,686)       (483,828)        (374,156)          (152,387)       222,785
                           -----------   -------------   -----------------   ---------------   -----------
  Total increase
    (decrease) in net
    assets...............    (214,246)      2,013,086          689,893            (50,576)       301,134
NET ASSETS:
  Beginning of period....   2,453,046      16,411,844        7,825,620          3,373,278        232,267
                           -----------   -------------   -----------------   ---------------   -----------
  End of period..........  $2,238,800     $18,424,930       $8,515,513         $3,322,702       $533,401
                           -----------   -------------   -----------------   ---------------   -----------
                           -----------   -------------   -----------------   ---------------   -----------

                              MONEY                           CAPITAL           MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -------------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income
    (loss)...............  $  107,643     $   318,810       $  (15,548)        $  186,732       $  2,317
  Capital gains income...      --             359,796          443,649            --               2,992
  Net realized gain
    (loss) on security
    transactions.........      --             431,574           42,830                687          3,779
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      --           1,204,135          856,429            (50,978)        28,647
                           -----------   -------------   -----------------   ---------------   -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     107,643       2,314,315        1,327,360            136,441         37,735
                           -----------   -------------   -----------------   ---------------   -----------
UNIT TRANSACTIONS:
  Net transfers..........     641,843        (504,209)        (235,710)           (48,159)        69,128
  Surrenders.............  (1,102,403)     (1,032,859)         114,483           (111,600)       (29,698)
  Net loan withdrawals...    (114,450)       (229,470)        (137,347)           (65,890)        --
  Cost of insurance and
    other fees...........     (40,348)       (159,464)         (44,885)           (37,139)        (1,839)
                           -----------   -------------   -----------------   ---------------   -----------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    (615,358)     (1,926,002)        (303,459)          (262,788)        37,591
                           -----------   -------------   -----------------   ---------------   -----------
  Total increase
    (decrease) in net
    assets...............    (507,715)        388,313        1,023,901           (126,347)        75,326
NET ASSETS:
  Beginning of period....   2,960,761      16,023,531        6,801,719          3,499,625        156,941
                           -----------   -------------   -----------------   ---------------   -----------
  End of period..........  $2,453,046     $16,411,844       $7,825,620         $3,373,278       $232,267
                           -----------   -------------   -----------------   ---------------   -----------
                           -----------   -------------   -----------------   ---------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.90% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT TWO

                   [STAG]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------  --------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           217,428,760
    Cost                          $ 221,257,731
    Market Value.........  $220,277,511        --            --             --
  Hartford Stock Fund,
    Inc.
    Shares                           360,511,041
    Cost                          $1,095,089,340
    Market Value.........       --       $1,727,199,388      --             --
  HVA Money Market Fund,
    Inc.
    Shares                           280,864,766
    Cost                          $ 280,864,766
    Market Value.........       --             --        $280,864,766       --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,439,652,483
    Cost                          $2,459,139,610
    Market Value.........       --             --            --        $3,438,998,662
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           397,889,201
    Cost                          $1,178,316,710
    Market Value.........       --             --            --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           181,339,786
    Cost                          $ 195,501,188
    Market Value.........       --             --            --             --
  Hartford Index Fund,
    Inc.
    Shares                           138,137,660
    Cost                          $ 249,632,280
    Market Value.........       --             --            --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           314,608,569
    Cost                          $ 366,204,454
    Market Value.........       --             --            --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           286,270,239
    Cost                          $ 393,365,481
    Market Value.........       --             --            --             --
  Hartford International
    Advisers Fund, Inc.
    Shares                            38,845,852
    Cost                          $  44,310,166
    Market Value.........       --             --            --             --
  Hartford Small Company
    Fund, Inc.
    Shares                            29,408,756
    Cost                          $  31,218,685
    Market Value.........       --             --            --             --
  Due from Hartford Life
    Insurance Company....        50,337       1,115,575      231,455         727,173
  Receivable from fund
    shares sold..........       119,456         209,028    2,535,392         131,002
                           ------------  --------------  ------------  --------------
  Total Assets...........   220,447,304   1,728,523,991  283,631,613   3,439,856,837
                           ------------  --------------  ------------  --------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....       119,428         208,724    2,530,346         130,886
  Payable for fund shares
    purchased............        50,138       1,113,974      231,370         726,479
                           ------------  --------------  ------------  --------------
  Total Liabilities......       169,566       1,322,698    2,761,716         857,365
                           ------------  --------------  ------------  --------------
  Net Assets (variable
    annuity contract
    liabilities).........  $220,277,738  $1,727,201,293  $280,869,897  $3,438,999,472
                           ------------  --------------  ------------  --------------
                           ------------  --------------  ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND   INDEX FUND  OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           217,428,760
    Cost                          $ 221,257,731
    Market Value.........        --                --               --            --                --             --
  Hartford Stock Fund,
    Inc.
    Shares                           360,511,041
    Cost                          $1,095,089,340
    Market Value.........        --                --               --            --                --             --
  HVA Money Market Fund,
    Inc.
    Shares                           280,864,766
    Cost                          $ 280,864,766
    Market Value.........        --                --               --            --                --             --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,439,652,483
    Cost                          $2,459,139,610
    Market Value.........        --                --               --            --                --             --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           397,889,201
    Cost                          $1,178,316,710
    Market Value.........   $1,648,278,297         --               --            --                --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           181,339,786
    Cost                          $ 195,501,188
    Market Value.........        --            $193,970,646         --            --                --             --
  Hartford Index Fund,
    Inc.
    Shares                           138,137,660
    Cost                          $ 249,632,280
    Market Value.........        --                --          $363,305,496       --                --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           314,608,569
    Cost                          $ 366,204,454
    Market Value.........        --                --               --         $451,300,645         --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           286,270,239
    Cost                          $ 393,365,481
    Market Value.........        --                --               --            --            $511,635,053       --
  Hartford International
    Advisers Fund, Inc.
    Shares                            38,845,852
    Cost                          $  44,310,166
    Market Value.........        --                --               --            --                --         $46,699,668
  Hartford Small Company
    Fund, Inc.
    Shares                            29,408,756
    Cost                          $  31,218,685
    Market Value.........        --                --               --            --                --             --
  Due from Hartford Life
    Insurance Company....        2,502,290            8,476         383,101             471       1,225,901        217,616
  Receivable from fund
    shares sold..........            1,715          141,113           3,680         163,361             173             17
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Total Assets...........    1,650,782,302      194,120,235     363,692,277     451,464,477     512,861,127     46,917,301
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....            1,715          136,900           3,594         163,115             145             16
  Payable for fund shares
    purchased............        2,500,799            8,477         383,149             471       1,225,670        217,630
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Total Liabilities......        2,502,514          145,377         386,743         163,586       1,225,815        217,646
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
  Net Assets (variable
    annuity contract
    liabilities).........   $1,648,279,788     $193,974,858    $363,305,534    $451,300,891     $511,635,312   $46,699,655
                           -----------------  ---------------  ------------ ------------------  ------------  -------------
                           -----------------  ---------------  ------------ ------------------  ------------  -------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Small Company
    Fund, Inc.

    Shares

    Cost
    Market Value.........  $34,569,551
  Due from Hartford Life
    Insurance Company....      343,240
  Receivable from fund
    shares sold..........            8
                           ------------
  Total Assets...........   34,912,799
                           ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....           12
  Payable for fund shares
    purchased............      343,242
                           ------------
  Total Liabilities......      343,254
                           ------------
  Net Assets (variable
    annuity contract
    liabilities).........  $34,569,545
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                           SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO    SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO       CLASS A      APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   --------------  -----------------   --------------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                         1,484,734
    Cost                          $2,367,631
    Market Value.........       $2,910,078            --               --                  --
  Smith Barney Cash
    Portfolio Class A
    Shares                           529,564
    Cost                          $ 529,564
    Market Value.........        --                  $529,565          --                  --
  Smith Barney
    Appreciation Fund,
    Inc.
    Shares                            10,725
    Cost                          $  66,329
    Market Value.........        --                   --              $160,824             --
  Smith Barney Government
    Portfolio Class A
    Shares                            40,588
    Cost                          $  40,588
    Market Value.........        --                   --               --                   $40,588
  TCI Advantage Fund
    Shares                            30,981
    Cost                          $ 189,042
    Market Value.........        --                   --               --                  --
  TCI Growth Fund
    Shares                           133,728
    Cost                          $1,497,887
    Market Value.........        --                   --               --                  --
  Fidelity VIP Overseas
    Fund
    Shares                            84,336
    Cost                          $1,487,983
    Market Value.........        --                   --               --                  --
  Fidelity VIP II Asset
    Manager Fund
    Shares                           144,420
    Cost                          $2,261,497
    Market Value.........        --                   --               --                  --
  Fidelity VIP II
    Contrafund Fund
    Shares                           526,916
    Cost                          $7,805,893
    Market Value.........        --                   --               --                  --
  Fidelity VIP Growth
    Fund
    Shares                           257,023
    Cost                          $7,645,599
    Market Value.........        --                   --               --                  --
  BB&T Growth and Income
    Fund
    Shares                            57,851
    Cost                          $ 604,979
    Market Value.........        --                   --               --                  --
  Dividends receivable...        --                    1,106           --                        91
  Due from Hartford Life
    Insurance Company....            1,036            --               --                  --
  Receivable from fund
    shares sold..........        --                   --                    14                    7
                               -----------        --------------      --------              -------
  Total Assets...........        2,911,114           530,671           160,838               40,686
                               -----------        --------------      --------              -------
LIABILITIES
  Due to Hartford Life
    Insurance Company....        --                      236               209                   68
  Payable for fund shares
    purchased............              457            27,259           --                  --
                               -----------        --------------      --------              -------
  Total Liabilities......              457            27,495               209                   68
                               -----------        --------------      --------              -------
  Net Assets (variable
    annuity contract
    liabilities).........       $2,910,657           $503,176         $160,629              $40,618
                               -----------        --------------      --------              -------
                               -----------        --------------      --------              -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  TCI              TCI        FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                            ADVANTAGE FUND     GROWTH FUND    OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -------------  --------------- ------------------  ---------------  ------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio
    Shares                         1,484,734
    Cost                          $2,367,631
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney Cash
    Portfolio Class A
    Shares                           529,564
    Cost                          $ 529,564
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney
    Appreciation Fund,
    Inc.
    Shares                            10,725
    Cost                          $  66,329
    Market Value.........       --                 --             --               --                 --              --
  Smith Barney Government
    Portfolio Class A
    Shares                            40,588
    Cost                          $  40,588
    Market Value.........       --                 --             --               --                 --              --
  TCI Advantage Fund
    Shares                            30,981
    Cost                          $ 189,042
    Market Value.........      $193,320            --             --               --                 --              --
  TCI Growth Fund
    Shares                           133,728
    Cost                          $1,497,887
    Market Value.........       --              $1,291,815        --               --                 --              --
  Fidelity VIP Overseas
    Fund
    Shares                            84,336
    Cost                          $1,487,983
    Market Value.........       --                 --           $1,690,088         --                 --              --
  Fidelity VIP II Asset
    Manager Fund
    Shares                           144,420
    Cost                          $2,261,497
    Market Value.........       --                 --             --             $2,397,374           --              --
  Fidelity VIP II
    Contrafund Fund
    Shares                           526,916
    Cost                          $7,805,893
    Market Value.........       --                 --             --               --              $9,447,608         --
  Fidelity VIP Growth
    Fund
    Shares                           257,023
    Cost                          $7,645,599
    Market Value.........       --                 --             --               --                 --           $8,790,195
  BB&T Growth and Income
    Fund
    Shares                            57,851
    Cost                          $ 604,979
    Market Value.........       --                 --             --               --                 --              --
  Dividends receivable...       --                 --             --               --                 --              --
  Due from Hartford Life
    Insurance Company....            84                472           1,000            4,178             1,990             288
  Receivable from fund
    shares sold..........       --                 --             --               --                 --              --
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Total Assets...........       193,404          1,292,287       1,691,088        2,401,552         9,449,598       8,790,483
                               --------       -------------  --------------- ------------------  ---------------  ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....       --                 --             --               --                 --              --
  Payable for fund shares
    purchased............            84                472           1,038            3,768             1,988             276
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Total Liabilities......            84                472           1,038            3,768             1,988             276
                               --------       -------------  --------------- ------------------  ---------------  ------------
  Net Assets (variable
    annuity contract
    liabilities).........      $193,320         $1,291,815      $1,690,050       $2,397,784        $9,447,610      $8,790,207
                               --------       -------------  --------------- ------------------  ---------------  ------------
                               --------       -------------  --------------- ------------------  ---------------  ------------

                               BB&T
                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Calvert Responsibly
    Invested Balanced
    Portfolio

    Shares

    Cost
    Market Value.........      --
  Smith Barney Cash
    Portfolio Class A

    Shares

    Cost
    Market Value.........      --
  Smith Barney
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Smith Barney Government
    Portfolio Class A

    Shares

    Cost
    Market Value.........      --
  TCI Advantage Fund

    Shares

    Cost
    Market Value.........      --
  TCI Growth Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP II
    Contrafund Fund

    Shares

    Cost
    Market Value.........      --
  Fidelity VIP Growth
    Fund

    Shares

    Cost
    Market Value.........      --
  BB&T Growth and Income
    Fund

    Shares

    Cost
    Market Value.........    $602,230
  Dividends receivable...      --
  Due from Hartford Life
    Insurance Company....      99,497
  Receivable from fund
    shares sold..........      --
                           ------------
  Total Assets...........     701,727
                           ------------
LIABILITIES
  Due to Hartford Life
    Insurance Company....      --
  Payable for fund shares
    purchased............      99,497
                           ------------
  Total Liabilities......      99,497
                           ------------
  Net Assets (variable
    annuity contract
    liabilities).........    $602,230
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 INDIVIDUAL SUB-ACCOUNTS
   Bond Fund Qualified 1.00%.......................       282,016   $3.823736  $    1,078,353
   Bond Fund Non-Qualified 1.00%...................     1,962,165    3.765599       7,388,728
   Bond Fund 1.25%.................................    99,520,198    1.981198     197,169,218
   Bond Fund .25%..................................        57,355    1.325698          76,035
   Stock Fund Qualified 1.00%......................       849,258    8.293869       7,043,631
   Stock Fund Non-Qualified 1.00%..................     3,295,779    7.930835      26,138,276
   Stock Fund 1.25%................................   355,507,099    4.302210   1,529,466,197
   Stock Fund .25%.................................     1,059,065    2.271850       2,406,038
   Money Market Fund Qualified 1.00%...............     1,244,554    2.516081       3,131,399
   Money Market Fund Non-Qualified 1.00%...........    11,579,583    2.517273      29,148,972
   Money Market Fund 1.25%.........................   149,215,806    1.617289     241,325,081
   Money Market Fund .25%..........................       354,760    1.206801         428,125
   Advisers Fund Qualified 1.00%...................     3,437,846    5.010795      17,226,341
   Advisers Fund Non-Qualified 1.00%...............    11,749,222    5.010795      58,872,945
   Advisers Fund 1.25%.............................   984,615,801    3.349354   3,297,826,871
   Advisers Fund .25%..............................     1,055,878    1.877385       1,982,290
   Capital Appreciation Fund Qualified 1.00%.......       863,992    7.674485       6,630,696
   Capital Appreciation Fund Non-Qualified 1.00%...     2,603,742    7.670864      19,972,948
   Capital Appreciation Fund 1.25%.................   334,697,221    4.565863   1,528,181,657
   Capital Appreciation Fund .25%..................     2,331,449    2.207977       5,147,786
   Mortgage Securities Fund Qualified 1.00%........       713,776    2.571320       1,835,346
   Mortgage Securities Fund Non-Qualified 1.00%....     7,471,227    2.571320      19,210,917
   Mortgage Securities Fund 1.25%..................    84,418,872    2.005984     169,342,907
   Mortgage Securities Fund .25%...................        15,220    1.303519          19,840
   Index Fund Qualified 1.00%......................        54,922    1.341433          73,674
   Index Fund Non-Qualified 1.00%..................       440,438    1.341433         590,818
   Index Fund 1.25%................................   100,718,425    3.399356     342,377,781
   Index Fund .25%.................................       211,954    2.189301         464,032
   International Opportunities Fund Qualified
     1.00%.........................................       354,863    1.653239         586,673
   International Opportunities Fund Non-Qualified
     1.00%.........................................     1,885,546    1.653181       3,117,148
   International Opportunities Fund 1.25%..........   267,926,998    1.624565     435,264,823
   International Opportunities Fund .25%...........       746,247    1.826915       1,363,331
   Dividend and Growth Fund Qualified 1.00%........       332,050    1.976585         656,324
   Dividend and Growth Fund Non-Qualified 1.00%....     1,599,924    1.976585       3,162,385
   Dividend and Growth Fund 1.25%..................   253,696,757    1.960310     497,324,290
   Dividend and Growth Fund .25%...................       267,095    2.026162         541,178
   International Advisers Fund 1.00%...............        21,058    1.366085          28,767
   International Advisers Fund Non-Qualified
     1.00%.........................................       420,078    1.366085         573,863
   International Advisers Fund 1.25%...............    33,895,106    1.358144      46,034,434

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
   International Advisers Fund .25%................        39,807   $1.390172  $       55,339
   Hartford Small Company 1.00%....................        24,280    1.173269          28,486
   Hartford Small Company Non-Qualified 1.00%......       223,230    1.173269         261,909
   Hartford Small Company 1.25%....................    29,232,195    1.170679      34,221,517
   Hartford Small Company .25%.....................        48,797    1.181087          57,633
   Smith Barney Cash Portfolio Class A Qualified
     1.00%.........................................        55,174    2.721193         150,138
   Smith Barney Cash Portfolio Class A
     Non-Qualified 1.00%...........................       125,371    2.815956         353,038
   Smith Barney Appreciation Fund, Inc. Qualified
     1.00%.........................................        18,647    8.614250         160,629
   Smith Barney Government Portfolio Class A
     Qualified 1.00%...............................        16,556    2.453452          40,618
   BB&T Growth and Income Fund.....................       578,917    1.040270         602,230
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                             8,539,141,655
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................     1,010,478    4.478533       4,525,460
   Bond Fund 1.25% DCII............................     1,539,128    4.315438       6,642,010
   Bond Fund .15% DCII.............................       262,875    4.133299       1,086,541
   Stock Fund Qualified 1.00% QP...................     3,263,756   13.869595      45,266,975
   Stock Fund Qualified .825% QP...................     1,192,908   11.168396      13,322,865
   Stock Fund Non-Qualified 1.00% NQ...............        87,765   10.882066         955,059
   Stock Fund Non-Qualified .825% NQ...............       789,550   11.188011       8,833,493
   Stock Fund 1.25% DCII...........................     4,821,873   13.364492      64,441,881
   Stock Fund .15% DCII............................       867,989   10.547521       9,155,127
   Money Market Fund Qualified .375% QP............         2,595    3.168032           8,221
   Money Market Fund 1.25% DCII....................     1,587,734    2.777708       4,410,263
   Money Market Fund .15% DCII.....................       335,745    2.746154         922,008
   Advisers Fund 1.25% DCII........................     9,600,641    4.844391      46,509,261
   Advisers Fund .15% DCII.........................       601,118    5.651353       3,397,129
   Capital Appreciation Fund 1.25% DCII............    10,312,433    7.439230      76,716,558
   Capital Appreciation Fund .15% DCII.............       777,582    8.587008       6,677,100
   Mortgage Securities Fund 1.25% DCII.............     1,015,955    2.492375       2,532,140
   Mortgage Securities Fund .15% DCII..............       104,151    2.858087         297,674
   Index Fund 1.25% DCII...........................     4,693,759    3.409650      16,004,076
   Index Fund .15% DCII............................       441,901    3.745710       1,655,232
   International Opportunities Fund 1.25% DCII.....     5,740,984    1.624795       9,327,922
   International Opportunities Fund .15% DCII......       461,592    1.754402         809,817
   Dividend and Growth Fund........................     5,053,208    1.763131       8,909,468
   Calvert Responsibly Invested Balanced Portfolio
     1.25% DCII....................................     1,197,410    2.218681       2,656,671
   TCI Advantage Fund..............................       153,021    1.202568         184,018
   TCI Growth Fund.................................     1,311,253    0.979806       1,284,774
   Fidelity VIP Overseas Fund......................     1,267,972    1.332876       1,690,050

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Fidelity VIP II Asset Manager Fund..............     1,763,898   $1.359367  $    2,397,784
   Fidelity VIP II Contrafund Fund.................     6,470,610    1.460006       9,447,129
   Fidelity VIP Growth Fund........................     6,392,047    1.374794       8,787,748
                                                                               --------------
   Sub-total Group Sub-Accounts....................                               358,854,454
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                             8,897,996,109
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Non-Qualified 1.00%...................        15,732    3.765599          59,240
   Bond Fund 1.25%.................................       334,625    1.981198         662,959
   Stock Fund Non-Qualified 1.00%..................        12,681    7.930835         100,569
   Stock Fund 1.25%................................       442,231    4.302210       1,902,570
   Money Market Fund Qualified 1.00%...............        10,589    2.516081          26,644
   Money Market Fund Non-Qualified 1.00%...........        84,262    2.517273         212,111
   Money Market Fund 1.25%.........................       313,546    1.617289         507,094
   Advisers Fund Qualified 1.00%...................         3,665    5.010795          18,366
   Advisers Fund Non-Qualified 1.00%...............        62,660    5.010795         313,974
   Advisers Fund 1.25%.............................       946,421    3.349354       3,169,899
   Capital Appreciation Fund Non-Qualified 1.00%...         3,004    7.670864          23,045
   Capital Appreciation Fund 1.25%.................       201,258    4.565863         918,915
   Mortgage Securities Fund Non-Qualified 1.00%....        79,761    2.571320         205,091
   Mortgage Securities Fund 1.25%..................        78,406    2.005984         157,281
   Index Fund 1.25%................................        78,209    3.399356         265,859
   International Opportunities Fund 1.25%..........       192,082    1.624565         312,050
   Dividend and Growth Fund 1.25%..................       246,744    1.960310         483,695
   International Advisers Fund 1.25%...............         5,339    1.358144           7,252
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                                 9,346,614
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................        77,205    4.478533         345,765
   Bond Fund 1.25% DCII............................       272,608    4.315438       1,176,422
   Bond Fund 1.00% DCII............................        11,537    4.460860          51,465
   Bond Fund .15% DCII.............................         3,760    4.133299          15,542
   Stock Fund Qualified 1.00% QP...................       227,367   13.869595       3,153,489
   Stock Fund Qualified .825% QP...................        49,128   11.168396         548,679
   Stock Fund Non-Qualified 1.00% NQ...............         4,982   10.882066          54,218
   Stock Fund Non-Qualified .825% NQ...............        50,126   11.188011         560,815
   Stock Fund 1.25% DCII...........................     1,025,168   13.364492      13,700,854
   Stock Fund 1.00% DCII...........................         2,741   13.826485          37,893
   Stock Fund .15% DCII............................        10,681   10.547521         112,662

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Money Market Fund 1.25% DCII....................       269,999   $2.777708  $      749,980
   Advisers Fund 1.25% DCII........................     1,971,182    4.844391       9,549,174
   Advisers Fund .15% DCII.........................        23,573    5.651353         133,222
   Capital Appreciation Fund 1.25% DCII............       529,931    7.439230       3,942,277
   Capital Appreciation Fund .15% DCII.............         8,013    8.587008          68,807
   Mortgage Securities Fund 1.25% DCII.............       149,923    2.492375         373,663
   Index Fund 1.25% DCII...........................       545,483    3.409650       1,859,905
   Index Fund .15% DCII............................         3,780    3.745710          14,157
   International Opportunities Fund 1.25% DCII.....       303,002    1.624795         492,315
   International Opportunities Fund .15% DCII......        15,282    1.754402          26,811
   Dividend and Growth Fund........................       316,466    1.763131         557,972
   Calvert Responsibly Invested Balanced Portfolio
     1.25% DCII....................................       114,476    2.218681         253,986
   TCI Advantage Fund..............................         7,735    1.202568           9,302
   TCI Growth Fund.................................         7,186    0.979806           7,041
   Fidelity VIP II Contrafund Fund.................           329    1.460006             481
   Fidelity VIP Growth Fund........................         1,789    1.374794           2,460
                                                                               --------------
   Sub-total Group Sub-Accounts....................                                37,799,357
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                47,145,971
                                                                               --------------
 GRAND TOTAL.......................................                            $8,945,142,080
                                                                               --------------
                                                                               --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND      STOCK FUND   MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 4,733,036   $  5,097,873  $ 7,021,833  $  24,496,593
EXPENSES:
  Mortality and expense
    undertakings.........    (1,289,997)    (9,164,246)  (1,664,430)   (19,249,295)
                           ------------   ------------  -----------  -------------
    Net investment income
      (loss).............     3,443,039     (4,066,373)   5,357,403      5,247,298
                           ------------   ------------  -----------  -------------
CAPITAL GAINS INCOME.....       --          71,973,235      --         132,116,765
                           ------------   ------------  -----------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........       (31,900)       607,278      --             628,567
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     3,107,089    227,453,579      --         312,426,850
                           ------------   ------------  -----------  -------------
    Net gain (losses) on
      investments........     3,075,189    228,060,857      --         313,055,417
                           ------------   ------------  -----------  -------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....   $ 6,518,228   $295,967,719  $ 5,357,403  $ 450,419,480
                           ------------   ------------  -----------  -------------
                           ------------   ------------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                      INTERNATIONAL
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------   ---------------   -----------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  3,128,343        $ 4,303,677     $ 1,474,092     $   395,895
EXPENSES:
  Mortality and expense
    undertakings.........      (9,136,111)        (1,178,522)     (1,900,362)     (2,561,363)
                           -----------------   ---------------   -----------  ------------------
    Net investment income
      (loss).............      (6,007,768)         3,125,155        (426,270)     (2,165,468)
                           -----------------   ---------------   -----------  ------------------
CAPITAL GAINS INCOME.....     109,478,655           --            22,884,800      30,519,853
                           -----------------   ---------------   -----------  ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........      (1,005,233)          (112,444)       (164,015)          8,425
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      96,267,429          2,638,602      33,535,096      10,861,580
                           -----------------   ---------------   -----------  ------------------
    Net gain (losses) on
      investments........      95,262,196          2,526,158      33,371,081      10,870,005
                           -----------------   ---------------   -----------  ------------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....    $198,733,083        $ 5,651,313     $55,829,611     $39,224,390
                           -----------------   ---------------   -----------  ------------------
                           -----------------   ---------------   -----------  ------------------

                           DIVIDEND AND   INTERNATIONAL      SMALL
                           GROWTH FUND    ADVISERS FUND   COMPANY FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   -------------   ------------
INVESTMENT INCOME:
  Dividends..............  $  2,857,912    $1,605,717      $      262
EXPENSES:
  Mortality and expense
    undertakings.........    (2,515,630)     (231,637)       (141,128)
                           ------------   -------------   ------------
    Net investment income
      (loss).............       342,282     1,374,080        (140,866)
                           ------------   -------------   ------------
CAPITAL GAINS INCOME.....    10,150,532       110,732          91,483
                           ------------   -------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        (6,495)          690          (1,668)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    62,236,952     1,503,538       3,276,408
                           ------------   -------------   ------------
    Net gain (losses) on
      investments........    62,230,457     1,504,228       3,274,740
                           ------------   -------------   ------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....  $ 72,723,271    $2,989,040      $3,225,357
                           ------------   -------------   ------------
                           ------------   -------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                             SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO      SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO        CLASS A       APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   ---------------   -----------------   --------------------
INVESTMENT INCOME:
  Dividends..............        $--                  $13,828            $--                   $ 976
EXPENSES:
  Mortality and expense
    undertakings.........         (16,825)             (2,810)              (862)               (199)
                                 --------             -------            -------               -----
    Net investment income
     (loss)..............         (16,825)             11,018               (862)                777
                                 --------             -------            -------               -----
CAPITAL GAINS INCOME.....        --                   --                 --                  --
                                 --------             -------            -------               -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          (1,967)            --                   6,535             --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         272,543             --                  20,119             --
                                 --------             -------            -------               -----
    Net gain (losses) on
     investments.........         270,576             --                  26,654             --
                                 --------             -------            -------               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $253,751             $11,018            $25,792               $ 777
                                 --------             -------            -------               -----
                                 --------             -------            -------               -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               TCI            TCI      FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                          ADVANTAGE FUND  GROWTH FUND  OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                          --------------  -----------  -------------  ------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 2,818       $ --          $ 21,186          $ 65,855          $ 60,821        $ 48,646
EXPENSES:
  Mortality and expense
    undertakings.........     (1,136)        (6,761)       (8,464)          (12,831)          (49,399)        (48,202)
                             -------      -----------  -------------       --------       ---------------  ------------
    Net investment income
     (loss)..............      1,682         (6,761)       12,722            53,024            11,422             444
                             -------      -----------  -------------       --------       ---------------  ------------
CAPITAL GAINS INCOME.....     10,139         22,619        84,101           165,196           160,741         217,749
                             -------      -----------  -------------       --------       ---------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         89         (3,791)          683               435               154           5,699
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     (1,445)       (57,157)      120,729            (9,093)          713,593         758,779
                             -------      -----------  -------------       --------       ---------------  ------------
    Net gain (losses) on
     investments.........     (1,356)       (60,948)      121,412            (8,658)          713,747         764,478
                             -------      -----------  -------------       --------       ---------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $10,465       $(45,090)     $218,235          $209,562          $885,910        $982,671
                             -------      -----------  -------------       --------       ---------------  ------------
                             -------      -----------  -------------       --------       ---------------  ------------

                              BB&T
                           GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............    $   579
EXPENSES:
  Mortality and expense
    undertakings.........       (118)
                           -----------
    Net investment income
     (loss)..............        461
                           -----------
CAPITAL GAINS INCOME.....     --
                           -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........     --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     (2,749)
                           -----------
    Net gain (losses) on
     investments.........     (2,749)
                           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,288)
                           -----------
                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............  $  3,443,039  $   (4,066,373) $  5,357,403   $    5,247,298
  Capital gains income...       --           71,973,235       --           132,116,765
  Net realized gain
    (loss) on security
    transactions.........       (31,900)        607,278       --               628,567
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     3,107,089     227,453,579       --           312,426,850
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     6,518,228     295,967,719     5,357,403      450,419,480
                           ------------  --------------  -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    13,847,694     104,846,284    34,668,657      186,510,446
  Net transfers..........      (245,632)     27,946,859    (4,020,407)       3,559,095
  Surrenders.............    (9,879,067)    (49,109,143)  (38,289,911)    (102,806,646)
  Net annuity
    transactions.........       306,483         838,711       320,586          610,016
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....     4,029,478      84,522,711    (7,321,075)      87,872,911
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    10,547,706     380,490,430    (1,963,672)     538,292,391
NET ASSETS:
  Beginning of period....   209,730,032   1,346,710,863   282,833,569    2,900,707,081
                           ------------  --------------  -------------  ---------------
  End of period..........  $220,277,738  $1,727,201,293  $280,869,897   $3,438,999,472
                           ------------  --------------  -------------  ---------------
                           ------------  --------------  -------------  ---------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............  $ 10,412,614  $    4,107,642  $  9,440,440   $   43,421,909
  Capital gains income...       --           41,100,004       --            53,115,059
  Net realized gain
    (loss) on security
    transactions.........      (262,277)      3,161,056       --             1,874,522
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    (5,517,884)    189,613,138       --           276,364,776
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     4,632,453     237,981,840     9,440,440      374,776,266
                           ------------  --------------  -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    27,446,873     174,128,189    70,557,174      322,583,889
  Net transfers..........   (16,819,459)     27,816,288    67,229,895       (3,947,049)
  Surrenders.............   (16,860,465)    (57,921,128)  (52,794,253)    (150,653,853)
  Net annuity
    transactions.........       (32,192)       (176,096)     (239,109)         730,038
                           ------------  --------------  -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    (6,265,243)    143,847,253    84,753,707      168,713,025
                           ------------  --------------  -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    (1,632,790)    381,829,093    94,194,147      543,489,291
NET ASSETS:
  Beginning of period....   211,362,822     964,881,770   188,639,422    2,357,217,790
                           ------------  --------------  -------------  ---------------
  End of period..........  $209,730,032  $1,346,710,863  $282,833,569   $2,900,707,081
                           ------------  --------------  -------------  ---------------
                           ------------  --------------  -------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL           MORTGAGE                          INTERNATIONAL        DIVIDEND AND
                          APPRECIATION FUND   SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND     GROWTH FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............  $   (6,007,768)    $    3,125,155     $   (426,270)      $ (2,165,468)       $    342,282
  Capital gains income...     109,478,655          --              22,884,800         30,519,853          10,150,532
  Net realized gain
    (loss) on security
    transactions.........      (1,005,233)          (112,444)        (164,015)             8,425              (6,495)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      96,267,429          2,638,602       33,535,096         10,861,580          62,236,952
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     198,733,083          5,651,313       55,829,611         39,224,390          72,723,271
                          -----------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      94,710,759          4,456,981       33,356,421         19,944,432          73,472,726
  Net transfers..........     (32,148,945)        (6,866,387)      17,734,047         (3,150,956)         50,011,728
  Surrenders.............     (48,963,567)        (9,023,857)      (8,818,246)       (15,631,474)         (9,343,116)
  Net annuity
    transactions.........         148,037            (34,598)         400,681            118,506             436,782
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....      13,746,284        (11,467,861)      42,672,903          1,280,508         114,578,120
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............     212,479,367         (5,816,548)      98,502,514         40,504,898         187,301,391
NET ASSETS:
  Beginning of period....   1,435,800,421        199,791,406      264,803,020        410,795,993         324,333,921
                          -----------------  -----------------  ---------------  ------------------  ------------------
  End of period..........  $1,648,279,788     $  193,974,858     $363,305,534       $451,300,891        $511,635,312
                          -----------------  -----------------  ---------------  ------------------  ------------------
                          -----------------  -----------------  ---------------  ------------------  ------------------

                           U.S. GOVERNMENT        CAPITAL          MORTGAGE                            INTERNATIONAL
                          MONEY MARKET FUND  APPRECIATION FUND  SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------  -----------------  ---------------  ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............  $       55,409     $   (6,751,158)    $ 10,767,099       $  1,795,519        $  2,571,271
  Capital gains income...       --                70,324,118         --                3,292,866           9,589,596
  Net realized gain
    (loss) on security
    transactions.........       --                 2,065,427         (435,741)           140,503              91,466
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       --               154,074,827       (2,844,443)        36,167,970          28,439,913
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          55,409        219,713,214        7,486,915         41,396,858          40,692,246
                          -----------------  -----------------  ---------------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         216,658        200,411,434        9,051,920         47,675,352          43,044,896
  Net transfers..........        (124,960)           495,679      (19,016,015)        21,152,822          20,223,935
  Surrenders.............         (77,729)       (60,449,676)     (19,091,976)       (10,892,469)        (21,614,763)
  Net annuity
    transactions.........         (18,734)           658,118          (55,176)            75,085             141,714
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........          (4,765)       141,115,555      (29,111,247)        58,010,790          41,795,782
                          -----------------  -----------------  ---------------  ------------------  ------------------
  Total increase
    (decrease) in net
    assets...............          50,644        360,828,769      (21,624,332)        99,407,648          82,488,028
NET ASSETS:
  Beginning of period....       1,541,876      1,074,971,652      221,415,738        165,395,372         328,307,965
                          -----------------  -----------------  ---------------  ------------------  ------------------
  End of period..........  $    1,592,520     $1,435,800,421     $199,791,406       $264,803,020        $410,795,993
                          -----------------  -----------------  ---------------  ------------------  ------------------
                          -----------------  -----------------  ---------------  ------------------  ------------------

                           INTERNATIONAL     SMALL
                           ADVISERS FUND  COMPANY FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............  $  1,374,080   $  (140,866)
  Capital gains income...       110,732        91,483
  Net realized gain
    (loss) on security
    transactions.........           690        (1,668)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     1,503,538     3,276,408
                           -------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     2,989,040     3,225,357
                           -------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     9,098,402     9,385,772
  Net transfers..........     5,883,485     8,744,488
  Surrenders.............    (1,087,154)     (332,164)
  Net annuity
    transactions.........         6,708       --
                           -------------  ------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    13,901,441    17,798,096
                           -------------  ------------
  Total increase
    (decrease) in net
    assets...............    16,890,481    21,023,453
NET ASSETS:
  Beginning of period....    29,809,174    13,546,092
                           -------------  ------------
  End of period..........  $ 46,699,655   $34,569,545
                           -------------  ------------
                           -------------  ------------
                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............  $  2,667,791
  Capital gains income...     2,810,352
  Net realized gain
    (loss) on security
    transactions.........        (3,931)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    38,471,770
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    43,945,982
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    99,649,393
  Net transfers..........    73,409,821
  Surrenders.............    (8,580,693)
  Net annuity
    transactions.........       330,214
                           -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........   164,808,735
                           -------------
  Total increase
    (decrease) in net
    assets...............   208,754,717
NET ASSETS:
  Beginning of period....   115,579,204
                           -------------
  End of period..........  $324,333,921
                           -------------
                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                 CALVERT           SMITH BARNEY                            SMITH BARNEY
                           RESPONSIBLY INVESTED   CASH PORTFOLIO     SMITH BARNEY      GOVERNMENT PORTFOLIO
                            BALANCED PORTFOLIO       CLASS A       APPRECIATION FUND         CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   --------------   -----------------   --------------------
OPERATIONS:
  Net investment income
    (loss)...............       $  (16,825)        $    11,018        $      (862)          $      777
  Capital gains income...        --                    --                --                  --
  Net realized gain
    (loss) on security
    transactions.........           (1,967)            --                   6,535            --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........          272,543             --                  20,119            --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          253,751              11,018             25,792                  777
                               -----------        --------------   -----------------       -----------
UNIT TRANSACTIONS:
  Purchases..............          213,063             --                --                  --
  Net transfers..........            8,344             --                --                  --
  Surrenders.............         (205,358)            (88,773)           (38,024)                  (1)
  Net annuity
    transactions.........          (20,372)            --                --                  --
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....           (4,323)            (88,773)           (38,024)                  (1)
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets...............          249,428             (77,755)           (12,232)                 776
NET ASSETS:
  Beginning of period....        2,661,229             580,931            172,861               39,842
                               -----------        --------------   -----------------       -----------
  End of period..........       $2,910,657         $   503,176        $   160,629           $   40,618
                               -----------        --------------   -----------------       -----------
                               -----------        --------------   -----------------       -----------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                 CALVERT
                           RESPONSIBLY INVESTED   INTERNATIONAL          SMALL             SMITH BARNEY
                            BALANCED PORTFOLIO    ADVISERS FUND      COMPANY FUND      DAILY DIVIDEND FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*          SUB-ACCOUNT
                           --------------------   --------------   -----------------   --------------------
OPERATIONS:
  Net investment income
    (loss)...............       $   29,407         $   644,546        $   (17,678)          $   22,053
  Capital gains income...          140,994             595,787           --                  --
  Net realized gain
    (loss) on security
    transactions.........            6,518              (3,562)               922            --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........           78,661             708,119             74,459            --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          255,580           1,944,890             57,703               22,053
                               -----------        --------------   -----------------       -----------
UNIT TRANSACTIONS:
  Purchases..............          501,957          10,618,419          4,333,960                   25
  Net transfers..........           86,346          10,257,798          9,203,248            --
  Surrenders.............          (81,242)           (609,471)           (48,819)             (10,494)
  Net annuity
    transactions.........          135,085             --                --                  --
                               -----------        --------------   -----------------       -----------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........          642,146          20,266,746         13,488,389              (10,469)
                               -----------        --------------   -----------------       -----------
  Total increase
    (decrease) in net
    assets...............          897,726          22,211,636         13,546,092               11,584
NET ASSETS:
  Beginning of period....        1,763,503           7,597,538           --                    569,347
                               -----------        --------------   -----------------       -----------
  End of period..........       $2,661,229         $29,809,174        $13,546,092           $  580,931
                               -----------        --------------   -----------------       -----------
                               -----------        --------------   -----------------       -----------

* From inception, August 9, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 TCI                  TCI             FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II
                           ADVANTAGE FUND         GROWTH FUND        OVERSEAS FUND   ASSET MANAGER FUND  CONTRAFUND FUND
                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                          -----------------   --------------------   --------------  ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............     $  1,682             $   (6,761)         $   12,722        $   53,024        $   11,422
  Capital gains income...       10,139                 22,619              84,101           165,196           160,741
  Net realized gain
    (loss) on security
    transactions.........           89                 (3,791)                683               435               154
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       (1,445)               (57,157)            120,729            (9,093)          713,593
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       10,465                (45,090)            218,235           209,562           885,910
                              --------            -----------        --------------  ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............       29,516                144,253             113,306           196,494           711,643
  Net transfers..........       (7,598)                76,466             308,695           221,417         1,313,568
  Surrenders.............      (11,350)               (22,569)            (10,775)          (63,704)         (135,559)
  Net annuity
    transactions.........         (308)                  (235)            --               --                     453
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       10,260                197,915             411,226           354,207         1,890,105
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       20,725                152,825             629,461           563,769         2,776,015
NET ASSETS:
  Beginning of period....      172,595              1,138,990           1,060,589         1,834,015         6,671,595
                              --------            -----------        --------------  ------------------  ---------------
  End of period..........     $193,320             $1,291,815          $1,690,050        $2,397,784        $9,447,610
                              --------            -----------        --------------  ------------------  ---------------
                              --------            -----------        --------------  ------------------  ---------------

                                                  SMITH BARNEY
                            SMITH BARNEY      GOVERNMENT PORTFOLIO        TCI               TCI           FIDELITY VIP
                          APPRECIATION FUND         CLASS A          ADVANTAGE FUND     GROWTH FUND       OVERSEAS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                          -----------------   --------------------   --------------  ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............     $ 15,035             $    1,646          $    5,374        $   86,878        $   (4,777)
  Capital gains income...      --                   --                    --               --                   4,080
  Net realized gain
    (loss) on security
    transactions.........          174              --                       (110)              527               985
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       11,776              --                      4,528          (155,560)           77,918
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       26,985                  1,646               9,792           (68,155)           78,206
                              --------            -----------        --------------  ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............      --                   --                     52,991           278,606           196,292
  Net transfers..........      --                   --                     63,519           248,714           626,400
  Surrenders.............       (2,558)                (4,273)               (218)          (13,223)          (27,202)
  Net annuity
    transactions.........      --                   --                       (410)             (374)          --
                              --------            -----------        --------------  ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       (2,558)                (4,273)            115,882           513,723           795,490
                              --------            -----------        --------------  ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       24,427                 (2,627)            125,674           445,568           873,696
NET ASSETS:
  Beginning of period....      148,434                 42,469              46,921           693,422           186,893
                              --------            -----------        --------------  ------------------  ---------------
  End of period..........     $172,861             $   39,842          $  172,595        $1,138,990        $1,060,589
                              --------            -----------        --------------  ------------------  ---------------
                              --------            -----------        --------------  ------------------  ---------------

                                                    BB&T
                              FIDELITY VIP       GROWTH AND
                              GROWTH FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ---------------
OPERATIONS:
  Net investment income
    (loss)...............      $      444        $      461
  Capital gains income...         217,749           --
  Net realized gain
    (loss) on security
    transactions.........           5,699           --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         758,779            (2,749)
                           ------------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         982,671            (2,288)
                           ------------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............         759,175           604,518
  Net transfers..........         299,499           --
  Surrenders.............        (269,298)          --
  Net annuity
    transactions.........           2,295           --
                           ------------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....         791,671           604,518
                           ------------------  ---------------
  Total increase
    (decrease) in net
    assets...............       1,774,342           602,230
NET ASSETS:
  Beginning of period....       7,015,865           --
                           ------------------  ---------------
  End of period..........      $8,790,207        $  602,230
                           ------------------  ---------------
                           ------------------  ---------------

                            FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                           ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............      $   14,241        $  (35,654)     $   10,178
  Capital gains income...        --                 --              115,329
  Net realized gain
    (loss) on security
    transactions.........             (71)             (377)         (6,795)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         126,112           910,896         420,263
                           ------------------  ---------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         140,282           874,865         538,975
                           ------------------  ---------------  ------------
UNIT TRANSACTIONS:
  Purchases..............         268,755           928,554       1,249,738
  Net transfers..........       1,181,511         3,162,455       3,357,091
  Surrenders.............         (95,811)         (279,972)       (334,425)
  Net annuity
    transactions.........        --                 --              --
                           ------------------  ---------------  ------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,354,455         3,811,037       4,272,404
                           ------------------  ---------------  ------------
  Total increase
    (decrease) in net
    assets...............       1,494,737         4,685,902       4,811,379
NET ASSETS:
  Beginning of period....         339,278         1,985,693       2,204,486
                           ------------------  ---------------  ------------
  End of period..........      $1,834,015        $6,671,595      $7,015,865
                           ------------------  ---------------  ------------
                           ------------------  ---------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the Funds) as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Hartford, Smith Barney, TCI, Fidelity and Calvert Responsibily Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contract owner account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT VARIABLE LIFE ONE

                   [STAG]

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          4,330,282
    Cost                          $ 4,274,533
    Market Value.........  $4,387,017        --             --             --
  Hartford Stock Fund,
    Inc.
    Shares                          4,659,559
    Cost                          $16,787,120
    Market Value.........      --        $22,323,831        --             --
  HVA Money Market Fund,
    Inc.
    Shares                         17,608,926
    Cost                          $17,608,926
    Market Value.........      --            --         $17,608,926        --
  Hartford Advisers Fund,
    Inc.
    Shares                          6,231,282
    Cost                          $12,248,883
    Market Value.........      --            --             --          $14,885,099
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          6,914,650
    Cost                          $23,990,708
    Market Value.........      --            --             --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          1,402,863
    Cost                          $ 1,450,521
    Market Value.........      --            --             --             --
  Hartford Index Fund,
    Inc.
    Shares                          4,830,687
    Cost                          $10,780,826
    Market Value.........      --            --             --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          8,181,844
    Cost                          $10,531,037
    Market Value.........      --            --             --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          3,485,841
    Cost                          $ 5,243,644
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
    Income Fund
    Shares                            367,343
    Cost                          $ 7,300,951
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
    Fund
    Shares                             85,364
    Cost                          $ 1,525,227
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
    Manager Fund
    Shares                             63,224
    Cost                          $ 1,009,826
    Market Value.........      --            --             --             --
  Due from Hartford Life
    Insurance Company....      32,852        150,449         68,920         29,897
  Receivable from fund
    shares sold..........      --            --             --             --
                           -----------   ------------   ------------   -------------
  Total Assets...........   4,419,869     22,474,280     17,677,846     14,914,996
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....      --            --             --             --
  Payable for fund shares
    purchased............      32,829        150,418         68,901         29,768
                           -----------   ------------   ------------   -------------
  Total Liabilities......      32,829        150,418         68,901         29,768
                           -----------   ------------   ------------   -------------
  Net Assets (variable
    life contract
    liabilities).........  $4,387,040    $22,323,862    $17,608,945     $14,885,228
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........   3,429,258     10,220,472     14,598,573      8,205,391
  Unit Price.............  $ 1.279297    $  2.184230    $  1.206210     $ 1.814079

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          4,330,282
    Cost                          $ 4,274,533
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
    Inc.
    Shares                          4,659,559
    Cost                          $16,787,120
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
    Inc.
    Shares                         17,608,926
    Cost                          $17,608,926
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
    Inc.
    Shares                          6,231,282
    Cost                          $12,248,883
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          6,914,650
    Cost                          $23,990,708
    Market Value.........     $28,644,325           --               --              --                 --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          1,402,863
    Cost                          $ 1,450,521
    Market Value.........        --              $1,500,577          --              --                 --
  Hartford Index Fund,
    Inc.
    Shares                          4,830,687
    Cost                          $10,780,826
    Market Value.........        --                 --           $12,704,829         --                 --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          8,181,844
    Cost                          $10,531,037
    Market Value.........        --                 --               --            $11,736,715          --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          3,485,841
    Cost                          $ 5,243,644
    Market Value.........        --                 --               --              --              $6,230,051
  Fidelity VIP Equity
    Income Fund
    Shares                            367,343
    Cost                          $ 7,300,951
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
    Fund
    Shares                             85,364
    Cost                          $ 1,525,227
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
    Manager Fund
    Shares                             63,224
    Cost                          $ 1,009,826
    Market Value.........        --                 --               --              --                 --
  Due from Hartford Life
    Insurance Company....        --                 --               16,737          --                  12,501
  Receivable from fund
    shares sold..........           8,232             5,374          --                13,594           --
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Assets...........      28,652,557         1,505,951      12,721,566        11,750,309         6,242,552
                           -----------------   ---------------   -----------   ------------------   ------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....           6,679             5,374          --                13,458           --
  Payable for fund shares
    purchased............        --                 --               16,744          --                  12,388
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Liabilities......           6,679             5,374          16,744            13,458            12,388
                           -----------------   ---------------   -----------   ------------------   ------------
  Net Assets (variable
    life contract
    liabilities).........     $28,645,878        $1,500,577      $12,704,822       $11,736,851       $6,230,164
                           -----------------   ---------------   -----------   ------------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........      14,321,700         1,170,300       6,030,179         7,112,610         3,438,922
  Unit Price.............     $  2.000173        $ 1.282215      $ 2.106873        $ 1.650147        $ 1.811662

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Fidelity VIP Equity
    Income Fund

    Shares

    Cost
    Market Value.........      $8,103,589           --               --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........        --               $1,710,701         --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........        --                 --              $1,049,510
  Due from Hartford Life
    Insurance Company....          42,586               744             1,412
  Receivable from fund
    shares sold..........        --                 --               --
                           ------------------   -------------   ------------------
  Total Assets...........       8,146,175         1,711,445         1,050,922
                           ------------------   -------------   ------------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....        --                 --               --
  Payable for fund shares
    purchased............          40,616               837             1,367
                           ------------------   -------------   ------------------
  Total Liabilities......          40,616               837             1,367
                           ------------------   -------------   ------------------
  Net Assets (variable
    life contract
    liabilities).........      $8,105,559         $1,710,608        $1,049,555
                           ------------------   -------------   ------------------
                           ------------------   -------------   ------------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........       5,082,664         1,208,443           748,011
  Unit Price.............      $ 1.594746         $1.415548         $1.403128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTH ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $ 70,530     $    58,982    $492,067      $   94,241
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --             827,575      --             507,384
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        119            (454)     --               5,782
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     58,398       2,754,018      --           1,246,166
                           -----------   -----------   -----------   -------------
    Net gain (losses) on
     investments.........     58,517       2,753,564      --           1,251,948
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $129,047     $ 3,640,121    $492,067      $1,853,573
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND     FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $   49,733          $33,778       $   41,595       $ 10,217         $ 29,243         $ 88,466
                          -----------------      -------      -----------  ------------------  ------------       --------
CAPITAL GAINS INCOME.....     1,675,075          --               620,188        745,516          100,558          444,785
                          -----------------      -------      -----------  ------------------  ------------       --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        (3,340)           1,095           22,632          3,809            1,306           (1,950)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     1,759,331           19,531        1,096,351        341,678          675,709          431,450
                          -----------------      -------      -----------  ------------------  ------------       --------
    Net gain (losses) on
     investments.........     1,755,991           20,626        1,118,983        345,487          677,015          429,500
                          -----------------      -------      -----------  ------------------  ------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,480,799          $54,404       $1,780,766      1$,101,220        $806,816         $962,751
                          -----------------      -------      -----------  ------------------  ------------       --------
                          -----------------      -------      -----------  ------------------  ------------       --------

                           FIDELITY VIP     FIDELITY VIP II
                           OVERSEAS FUND  ASSET MANAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $ 18,168            $25,384
                           -------------        -------
CAPITAL GAINS INCOME.....      72,122            63,674
                           -------------        -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         513               794
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     111,207             4,473
                           -------------        -------
    Net gain (losses) on
     investments.........     111,720             5,267
                           -------------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $202,010            $94,325
                           -------------        -------
                           -------------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............  $   70,530    $     58,982   $     492,067   $   94,241
  Capital gains income...      --             827,575        --            507,384
  Net realized gain
    (loss) on security
    transactions.........         119            (454)       --              5,782
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      58,398       2,754,018        --          1,246,166
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     129,047       3,640,121         492,067    1,853,573
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     391,485       1,332,584      33,102,458    1,464,587
  Net transfers..........   1,299,280       3,691,936     (36,545,731)   2,218,145
  Surrenders.............     (35,239)       (485,292)     (1,417,907)    (204,355)
  Net loan withdrawals...     (10,782)        (61,473)      1,232,015      (97,566)
  Cost of insurance......     (71,861)       (316,906)       (717,011)    (243,155)
                           -----------   ------------   -------------  -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....   1,572,883       4,160,849      (4,346,176)   3,137,656
                           -----------   ------------   -------------  -------------
  Total increase
    (decrease) in net
    assets...............   1,701,930       7,800,970      (3,854,109)   4,991,229
NET ASSETS:
  Beginning of period....   2,685,110      14,522,892      21,463,054    9,893,999
                           -----------   ------------   -------------  -------------
  End of period..........  $4,387,040    $ 22,323,862   $  17,608,945   $14,885,228
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............  $  130,339    $    166,505   $     617,137   $  203,460
  Capital gains income...      --             309,113        --            107,033
  Net realized gain
    (loss) on security
    transactions.........      (2,539)        (10,306)       --              1,174
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     (35,847)      1,824,641        --            815,705
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      91,953       2,289,953         617,137    1,127,372
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     177,130       1,770,443      78,140,461    1,889,169
  Net transfers..........     932,335       4,457,656     (62,761,807)   2,840,668
  Surrenders.............     (69,207)       (362,933)       (814,963)    (264,048)
  Net loan withdrawals...     (22,111)       (179,201)     (2,187,733)     (50,031)
  Cost of insurance......     (76,606)       (391,509)     (1,139,390)    (289,178)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........     941,541       5,294,456      11,236,568    4,126,580
                           -----------   ------------   -------------  -------------
  Total increase
    (decrease) in net
    assets...............   1,033,494       7,584,409      11,853,705    5,253,952
NET ASSETS:
  Beginning of period....   1,651,616       6,938,483       9,609,349    4,640,047
                           -----------   ------------   -------------  -------------
  End of period..........  $2,685,110    $ 14,522,892   $  21,463,054   $9,893,999
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPTIAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............    $    49,733       $   33,778     $     41,595      $   10,217       $   29,243
  Capital gains income...      1,675,075          --               620,188         745,516          100,558
  Net realized gain
    (loss) on security
    transactions.........         (3,340)           1,095           22,632           3,809            1,306
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      1,759,331           19,531        1,096,351         341,678          675,709
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      3,480,799           54,404        1,780,766       1,101,220          806,816
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      2,764,699           72,546        1,365,454       1,606,201          429,516
  Net transfers..........      3,449,322           41,182        3,802,340         911,871        2,112,620
  Surrenders.............       (584,352)         (15,174)      (1,333,225)       (240,346)        (283,967)
  Net loan withdrawals...       (170,679)          (2,248)       1,219,180        (146,147)          (1,243)
  Cost of insurance......       (483,694)         (26,722)        (196,729)       (216,587)         (66,930)
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....      4,975,296           69,584        4,858,020       1,914,992        2,189,996
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
    (decrease) in net
    assets...............      8,456,095          123,988        6,638,786       3,016,212        2,996,812
NET ASSETS:
  Beginning of period....     20,189,783        1,376,589        6,066,036       8,720,639        3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $28,645,878       $1,500,577     $ 12,704,822      $11,736,851      $6,230,164
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                               CAPITAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
    (loss)...............    $    94,066       $   61,146     $     80,193      $  120,669       $   41,572
  Capital gains income...        567,054          --                33,058         118,054            2,804
  Net realized gain
    (loss) on security
    transactions.........        (15,665)              21            2,355          (1,547)             678
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      1,913,546              195          656,725         544,630          305,389
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      2,559,001           61,362          772,331         781,806          350,443
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      3,679,346          125,959        2,296,903       1,694,971          278,275
  Net transfers..........      7,290,692          552,359        3,171,094       2,966,744        2,674,253
  Surrenders.............       (485,609)         (13,643)         (96,179)       (285,131)         (20,374)
  Net loan withdrawals...       (245,321)          (8,001)      (1,375,343)        (69,836)         (67,575)
  Cost of insurance......       (644,012)         (28,469)        (200,560)       (306,356)         (42,548)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      9,595,096          628,205        3,795,915       4,000,392        2,822,031
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
    (decrease) in net
    assets...............     12,154,097          689,567        4,568,246       4,782,198        3,172,474
NET ASSETS:
  Beginning of period....      8,035,686          687,022        1,497,790       3,938,441           60,878
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $20,189,783       $1,376,589     $  6,066,036      $8,720,639       $3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   88,466        $   18,168         $   25,384
  Capital gains income...         444,785            72,122             63,674
  Net realized gain
    (loss) on security
    transactions.........          (1,950)              513                794
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         431,450           111,207              4,473
                           ------------------  ---------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         962,751           202,010             94,325
                           ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         688,885           173,424            105,255
  Net transfers..........       1,892,695           492,035            226,326
  Surrenders.............         (84,440)         (123,891)           (10,119)
  Net loan withdrawals...         (34,994)           17,325             (2,842)
  Cost of insurance......        (130,432)          (37,192)           (18,209)
                           ------------------  ---------------  ------------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       2,331,714           521,701            300,411
                           ------------------  ---------------  ------------------
  Total increase
    (decrease) in net
    assets...............       3,294,465           723,711            394,736
NET ASSETS:
  Beginning of period....       4,811,094           986,897            654,819
                           ------------------  ---------------  ------------------
  End of period..........      $8,105,559        $1,710,608         $1,049,555
                           ------------------  ---------------  ------------------
                           ------------------  ---------------  ------------------
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   28,598        $    2,647         $    4,226
  Capital gains income...          11,171             2,911           --
  Net realized gain
    (loss) on security
    transactions.........          (3,448)            1,350                884
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         333,297            71,916             32,712
                           ------------------  ---------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         369,618            78,824             37,822
                           ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         889,845           203,728             94,706
  Net transfers..........       3,109,762           760,222            513,253
  Surrenders.............         (64,856)          (18,172)           (14,935)
  Net loan withdrawals...        (111,464)          (91,281)            (1,047)
  Cost of insurance......         (97,433)          (22,781)           (11,950)
                           ------------------  ---------------  ------------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       3,725,854           831,716            580,027
                           ------------------  ---------------  ------------------
  Total increase
    (decrease) in net
    assets...............       4,095,472           910,540            617,849
NET ASSETS:
  Beginning of period....         715,622            76,357             36,970
                           ------------------  ---------------  ------------------
  End of period..........      $4,811,094        $  986,897         $  654,819
                           ------------------  ---------------  ------------------
                           ------------------  ---------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in the Funds as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT VARIABLE LIFE TWO

                   [STAG]

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           678,225
    Cost                          $ 674,856
    Market Value.........  $  687,111        --            --            --
  Hartford Stock Fund,
    Inc.
    Shares                           865,328
    Cost                          $3,537,102
    Market Value.........      --        $4,145,764        --            --
  HVA Money Market Fund,
    Inc.
    Shares                         6,003,379
    Cost                          $6,003,379
    Market Value.........      --            --        $6,003,379        --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,093,395
    Cost                          $2,297,359
    Market Value.........      --            --            --         $2,611,870
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                         1,318,980
    Cost                          $4,885,835
    Market Value.........      --            --            --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           133,296
    Cost                          $ 140,248
    Market Value.........      --            --            --            --
  Hartford Index Fund,
    Inc.
    Shares                         1,587,036
    Cost                          $3,700,790
    Market Value.........      --            --            --            --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                         2,039,408
    Cost                          $2,731,641
    Market Value.........      --            --            --            --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                         1,272,758
    Cost                          $2,041,021
    Market Value.........      --            --            --            --
  Fidelity VIP Equity
    Income Fund
    Shares                           135,883
    Cost                          $2,704,539
    Market Value.........      --            --            --            --
  Fidelity VIP Overseas
    Fund
    Shares                            24,477
    Cost                          $ 446,052
    Market Value.........      --            --            --            --
  Fidelity VIP II Asset
    Manager Fund
    Shares                            29,455
    Cost                          $ 472,066
    Market Value.........      --            --            --            --
  Due from Hartford Life
    Insurance Company....      36,535        89,184        --              6,419
  Receivable from fund
    shares sold..........      --            --           448,731        --
                           -----------   -----------   -----------   -------------
  Total Assets...........     723,646     4,234,948     6,452,110      2,618,289
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....      --            --           448,474        --
  Payable for fund shares
    purchased............      36,527        89,079        --              6,341
                           -----------   -----------   -----------   -------------
  Total Liabilities......      36,527        89,079       448,474          6,341
                           -----------   -----------   -----------   -------------
  Net Assets (variable
    life contract
    liabilities).........  $  687,119    $4,145,869    $6,003,636     $2,611,948
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........     537,107     1,898,092     4,977,272      1,439,820
  Unit Price.............  $ 1.279297    $ 2.184230    $ 1.206210     $ 1.814079

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND    GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           678,225
    Cost                          $ 674,856
    Market Value.........       --                  --               --              --                 --
  Hartford Stock Fund,
    Inc.
    Shares                           865,328
    Cost                          $3,537,102
    Market Value.........       --                  --               --              --                 --
  HVA Money Market Fund,
    Inc.
    Shares                         6,003,379
    Cost                          $6,003,379
    Market Value.........       --                  --               --              --                 --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,093,395
    Cost                          $2,297,359
    Market Value.........       --                  --               --              --                 --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                         1,318,980
    Cost                          $4,885,835
    Market Value.........     $5,463,950            --               --              --                 --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           133,296
    Cost                          $ 140,248
    Market Value.........       --               $  142,581          --              --                 --
  Hartford Index Fund,
    Inc.
    Shares                         1,587,036
    Cost                          $3,700,790
    Market Value.........       --                  --           $4,173,943          --                 --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                         2,039,408
    Cost                          $2,731,641
    Market Value.........       --                  --               --            $2,925,495           --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                         1,272,758
    Cost                          $2,041,021
    Market Value.........       --                  --               --              --              $2,274,731
  Fidelity VIP Equity
    Income Fund
    Shares                           135,883
    Cost                          $2,704,539
    Market Value.........       --                  --               --              --                 --
  Fidelity VIP Overseas
    Fund
    Shares                            24,477
    Cost                          $ 446,052
    Market Value.........       --                  --               --              --                 --
  Fidelity VIP II Asset
    Manager Fund
    Shares                            29,455
    Cost                          $ 472,066
    Market Value.........       --                  --               --              --                 --
  Due from Hartford Life
    Insurance Company....          5,704            --               96,652            21,399            10,493
  Receivable from fund
    shares sold..........       --                      920          --              --                 --
                           -----------------   ---------------   -----------   ------------------   -------------
  Total Assets...........      5,469,654            143,501       4,266,595         2,946,894         2,285,224
                           -----------------   ---------------   -----------   ------------------   -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....       --                      921          --              --                 --
  Payable for fund shares
    purchased............          5,444            --               92,499            21,437            10,418
                           -----------------   ---------------   -----------   ------------------   -------------
  Total Liabilities......          5,444                921          92,499            21,437            10,418
                           -----------------   ---------------   -----------   ------------------   -------------
  Net Assets (variable
    life contract
    liabilities).........     $5,464,210         $  142,580      $4,174,096        $2,925,457        $2,274,806
                           -----------------   ---------------   -----------   ------------------   -------------
                           -----------------   ---------------   -----------   ------------------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........      2,731,869            111,198       1,981,181         1,772,847         1,255,646
  Unit Price.............     $ 2.000173         $ 1.282215      $ 2.106873        $ 1.650147        $ 1.811662

                              FIDELITY VIP       FIDELITY VIP      FIDELITY VIP II
                           EQUITY INCOME FUND    OVERSEAS FUND    ASSET MANAGER FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------   ---------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                  --                 --
  Fidelity VIP Equity
    Income Fund

    Shares

    Cost
    Market Value.........      $2,997,572            --                 --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........        --               $  490,522            --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........        --                  --               $  488,960
  Due from Hartford Life
    Insurance Company....          51,995              4,666            --
  Receivable from fund
    shares sold..........        --                  --                      159
                           ------------------   ---------------       ----------
  Total Assets...........       3,049,567            495,188             489,119
                           ------------------   ---------------       ----------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....        --                  --                    5,194
  Payable for fund shares
    purchased............          53,680              4,757            --
                           ------------------   ---------------       ----------
  Total Liabilities......          53,680              4,757               5,194
                           ------------------   ---------------       ----------
  Net Assets (variable
    life contract
    liabilities).........      $2,995,887         $  490,431          $  483,925
                           ------------------   ---------------       ----------
                           ------------------   ---------------       ----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........       1,878,598            346,461             344,890
  Unit Price.............      $ 1.594746         $ 1.415548          $ 1.403128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $ 6,511       $  7,795      $138,413      $ 14,543
                           -----------   -----------   -----------   -------------
    Net investment income
     (loss)..............      6,511          7,795       138,413        14,543
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --            103,392             2        75,982
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         37            541        --             1,484
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     10,024        464,464        --           220,728
                           -----------   -----------   -----------   -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     10,061        465,005        --           222,212
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $16,572       $576,192      $138,415      $312,737
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............      $  7,678           $  1,491         $ 8,825          $  2,106          $  8,632
                               --------             ------       -----------        --------        ------------
    Net investment income
     (loss)..............         7,678              1,491           8,825             2,106             8,632
                               --------             ------       -----------        --------        ------------
CAPITAL GAINS INCOME.....       219,489            --              128,080           128,065            33,614
                               --------             ------       -----------        --------        ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........           (23)                11             872             4,229                43
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       402,095              1,803         361,400           136,457           195,245
                               --------             ------       -----------        --------        ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       402,072              1,814         362,272           140,686           195,288
                               --------             ------       -----------        --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $629,239           $  3,305         $499,177         $270,857          $237,534
                               --------             ------       -----------        --------        ------------
                               --------             ------       -----------        --------        ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............       $ 28,391           $ 3,585           $12,026
                                --------        -------------        -------
    Net investment income
     (loss)..............         28,391             3,585            12,026
                                --------        -------------        -------
CAPITAL GAINS INCOME.....        142,745            14,231            30,166
                                --------        -------------        -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........            327                27             3,975
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        172,325            35,769            (3,989)
                                --------        -------------        -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        172,652            35,796               (14)
                                --------        -------------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $343,788           $53,612           $42,178
                                --------        -------------        -------
                                --------        -------------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                             MONEY
                            BOND FUND     STOCK FUND      MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............   $  6,511      $    7,795     $     138,413   $   14,543
  Capital gains income...     --             103,392                 2       75,982
  Net realized gain
    (loss) on security
    transactions.........         37             541          --              1,484
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     10,024         464,464          --            220,728
                           -----------   -------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     16,572         576,192           138,415      312,737
                           -----------   -------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    101,706         249,315        19,021,537      396,471
  Net transfers..........    372,874       1,683,624       (16,424,468)     570,505
  Surrenders.............     (5,530)        (49,016)         (216,940)     (45,599)
  Loan withdrawals.......     --                (302)         (312,021)        (208)
  Cost of insurance......     (8,353)        (49,261)         (214,880)     (34,170)
                           -----------   -------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    460,697       1,834,360         1,853,228      886,999
                           -----------   -------------   -------------  -------------
  Total increase
    (decrease) in net
    assets...............    477,269       2,410,552         1,991,643    1,199,736
NET ASSETS:
  Beginning of period....    209,850       1,735,317         4,011,993    1,412,212
                           -----------   -------------   -------------  -------------
  End of period..........   $687,119      $4,145,869     $   6,003,636   $2,611,948
                           -----------   -------------   -------------  -------------
                           -----------   -------------   -------------  -------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                             MONEY
                            BOND FUND     STOCK FUND      MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............   $  4,617      $    9,981     $      56,534   $   16,365
  Net realized gain
    (loss) on security
    transactions.........          9             (88)         --                975
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      2,231         144,184          --             93,783
                           -----------   -------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      6,857         154,077            56,534      111,123
                           -----------   -------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     24,540         128,400        21,595,898      163,384
  Net transfers..........    184,962       1,479,101       (17,911,483)   1,195,723
  Surrenders.............     (2,166)         (4,782)         (350,401)     (21,798)
  Loan withdrawals.......     --             (22,053)          (23,407)     (21,530)
  Cost of insurance......     (4,343)        (21,092)         (286,663)     (14,690)
                           -----------   -------------   -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    202,993       1,559,574         3,023,944    1,301,089
                           -----------   -------------   -------------  -------------
  Total increase
    (decrease) in net
    assets...............    209,850       1,713,651         3,080,478    1,412,212
NET ASSETS:
  Beginning of period....     --              21,666           931,515      --
                           -----------   -------------   -------------  -------------
  End of period..........   $209,850      $1,735,317     $   4,011,993   $1,412,212
                           -----------   -------------   -------------  -------------
                           -----------   -------------   -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPTIAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------  -------------------  --------------
OPERATIONS:
  Net investment income
    (loss)...............     $    7,678          $  1,491       $    8,825       $    2,106         $    8,632
  Capital gains income...        219,489           --               128,080          128,065             33,614
  Net realized gain
    (loss) on security
    transactions.........            (23)               11              872            4,229                 43
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        402,095             1,803          361,400          136,457            195,245
                           -----------------      --------       -----------  -------------------  --------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........        629,239             3,305          499,177          270,857            237,534
                           -----------------      --------       -----------  -------------------  --------------
UNIT TRANSACTIONS:
  Purchases..............        600,874            21,321          392,469          442,872            119,063
  Net transfers..........      2,053,595            78,259        2,171,340          991,711          1,415,587
  Surrenders.............        (68,440)           (2,187)         (41,494)         (31,725)           (22,385)
  Loan withdrawals.......           (357)          --                   (40)            (109)              (169)
  Cost of insurance......        (71,357)           (2,100)         (47,602)         (35,941)           (23,832)
                           -----------------      --------       -----------  -------------------  --------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      2,514,315            95,293        2,474,673        1,366,808          1,488,264
                           -----------------      --------       -----------  -------------------  --------------
  Total increase
    (decrease) in net
    assets...............      3,143,554            98,598        2,973,850        1,637,665          1,725,798
NET ASSETS:
  Beginning of period....      2,320,656            43,982        1,200,246        1,287,792            549,008
                           -----------------      --------       -----------  -------------------  --------------
  End of period..........     $5,464,210          $142,580       $4,174,096       $2,925,457         $2,274,806
                           -----------------      --------       -----------  -------------------  --------------
                           -----------------      --------       -----------  -------------------  --------------

                                CAPTIAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------  -------------------  --------------
OPERATIONS:
  Net investment income
    (loss)...............     $    5,970          $  1,084       $    9,179       $    9,122         $    4,704
  Net realized gain
    (loss) on security
    transactions.........            512           --                 2,901              296                938
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        176,020               530          111,747           57,397             38,465
                           -----------------      --------       -----------  -------------------  --------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........        182,502             1,614          123,827           66,815             44,107
                           -----------------      --------       -----------  -------------------  --------------
UNIT TRANSACTIONS:
  Purchases..............        341,337             6,471           50,114           95,211             13,008
  Net transfers..........      1,756,480            37,915        1,092,579        1,031,056            560,046
  Surrenders.............        (21,886)           (1,050)         (92,837)          (3,592)           (47,416)
  Loan withdrawals.......        (21,502)          --                --               (8,130)           (12,999)
  Cost of insurance......        (38,858)             (968)         (21,363)         (33,663)            (7,738)
                           -----------------      --------       -----------  -------------------  --------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      2,015,571            42,368        1,028,493        1,080,882            504,901
                           -----------------      --------       -----------  -------------------  --------------
  Total increase
    (decrease) in net
    assets...............      2,198,073            43,982        1,152,320        1,147,697            549,008
NET ASSETS:
  Beginning of period....        122,583           --                47,926          140,095            --
                           -----------------      --------       -----------  -------------------  --------------
  End of period..........     $2,320,656          $ 43,982       $1,200,246       $1,287,792         $  549,008
                           -----------------      --------       -----------  -------------------  --------------
                           -----------------      --------       -----------  -------------------  --------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   28,391         $  3,585           $ 12,026
  Capital gains income...         142,745           14,231             30,166
  Net realized gain
    (loss) on security
    transactions.........             327               27              3,975
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         172,325           35,769             (3,989)
                           ------------------   -------------        --------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         343,788           53,612             42,178
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         193,443           19,572             47,190
  Net transfers..........         965,869          259,040             96,391
  Surrenders.............         (39,997)          (6,511)            (8,222)
  Loan withdrawals.......            (154)          --               --
  Cost of insurance......         (32,807)          (2,342)            (6,453)
                           ------------------   -------------        --------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,086,354          269,759            128,906
                           ------------------   -------------        --------
  Total increase
    (decrease) in net
    assets...............       1,430,142          323,371            171,084
NET ASSETS:
  Beginning of period....       1,565,745          167,060            312,841
                           ------------------   -------------        --------
  End of period..........      $2,995,887         $490,431           $483,925
                           ------------------   -------------        --------
                           ------------------   -------------        --------
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $ --               $ --               $--
  Net realized gain
    (loss) on security
    transactions.........              77                7               (450)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         120,671            8,702             20,884
                           ------------------   -------------        --------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         120,748            8,709             20,434
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         116,685           12,350              1,532
  Net transfers..........       1,369,018          146,928            299,311
  Surrenders.............         (27,120)             361             (5,819)
  Loan withdrawals.......              (4)          --               --
  Cost of insurance......         (17,752)          (1,288)            (2,617)
                           ------------------   -------------        --------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,440,827          158,351            292,407
                           ------------------   -------------        --------
  Total increase
    (decrease) in net
    assets...............       1,561,575          167,060            312,841
NET ASSETS:
  Beginning of period....           4,170           --               --
                           ------------------   -------------        --------
  End of period..........      $1,565,745         $167,060           $312,841
                           ------------------   -------------        --------
                           ------------------   -------------        --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in the Funds as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Hartford, and Fidelity mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   HARTFORD LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT FIVE

                   [STAG]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------  -------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           4,577,899
    Cost                          $  4,567,445
    Market Value.........  $4,637,879        --            --             --
  Hartford Stock Fund,
    Inc.
    Shares                           5,330,875
    Cost                          $ 20,021,128
    Market Value.........      --        $25,540,090       --             --
  HVA Money Market Fund,
    Inc.
    Shares                          17,486,958
    Cost                          $ 17,486,958
    Market Value.........      --            --        $17,486,958        --
  Hartford Advisers Fund,
    Inc.
    Shares                          19,882,485
    Cost                          $ 40,146,134
    Market Value.........      --            --            --          47,494,684
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           9,377,179
    Cost                          $ 33,296,347
    Market Value.........      --            --            --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           1,567,983
    Cost                          $  1,649,379
    Market Value.........      --            --            --             --
  Hartford Index Fund,
    Inc.
    Shares                           5,072,492
    Cost                          $ 10,965,043
    Market Value.........      --            --            --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           8,194,625
    Cost                          $ 10,807,442
    Market Value.........      --            --            --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          10,101,438
    Cost                          $ 14,475,715
    Market Value.........      --            --            --             --
  Hartford International
    Advisers Fund, Inc.
    Shares                           1,610,340
    Cost                          $  1,843,267
    Market Value.........      --            --            --             --
  Hartford Small Company
    Fund, Inc.
    Shares                             374,325
    Cost                          $   410,067
    Market Value.........      --            --            --             --
  Due from Hartford Life
    Insurance Company....       3,425       125,681        --              38,935
  Receivable from fund
    shares sold..........      --            --            753,738        --
                           -----------   -----------  -------------  -------------
  Total Assets...........   4,641,304    25,665,771     18,240,696     47,533,619
                           -----------   -----------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....      --            --            753,598        --
  Payable for fund shares
    purchased............       3,426       125,680        --              38,923
                           -----------   -----------  -------------  -------------
  Total Liabilities......       3,426       125,680        753,598         38,923
                           -----------   -----------  -------------  -------------
  Net Assets (variable
    life contract
    liabilities).........  $4,637,878    $25,540,091   $17,487,098    $47,494,696
                           -----------   -----------  -------------  -------------
                           -----------   -----------  -------------  -------------

  Units owned by
    Participants.........   3,648,448    12,678,765     15,349,726     27,538,010
  Unit Price.............  $ 1.271192    $ 2.014399    $  1.139245    $  1.724696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           4,577,899
    Cost                          $  4,567,445
    Market Value.........       --                --              --             --                --            --
  Hartford Stock Fund,
    Inc.
    Shares                           5,330,875
    Cost                          $ 20,021,128
    Market Value.........       --                --              --             --                --            --
  HVA Money Market Fund,
    Inc.
    Shares                          17,486,958
    Cost                          $ 17,486,958
    Market Value.........       --                --              --             --                --            --
  Hartford Advisers Fund,
    Inc.
    Shares                          19,882,485
    Cost                          $ 40,146,134
    Market Value.........       --                --              --             --                --            --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           9,377,179
    Cost                          $ 33,296,347
    Market Value.........    $38,845,490          --              --             --                --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                           1,567,983
    Cost                          $  1,649,379
    Market Value.........       --             $1,677,198         --             --                --            --
  Hartford Index Fund,
    Inc.
    Shares                           5,072,492
    Cost                          $ 10,965,043
    Market Value.........       --                --          $13,340,780        --                --            --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           8,194,625
    Cost                          $ 10,807,442
    Market Value.........       --                --              --           $11,755,051         --            --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          10,101,438
    Cost                          $ 14,475,715
    Market Value.........       --                --              --             --            $18,053,745       --
  Hartford International
    Advisers Fund, Inc.
    Shares                           1,610,340
    Cost                          $  1,843,267
    Market Value.........       --                --              --             --                --         $1,935,917
  Hartford Small Company
    Fund, Inc.
    Shares                             374,325
    Cost                          $   410,067
    Market Value.........       --                --              --             --                --            --
  Due from Hartford Life
    Insurance Company....         62,356          --             200,294          113,214          192,771         5,911
  Receivable from fund
    shares sold..........       --                    174         --             --                --            --
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total Assets...........     38,907,846        1,677,372     13,541,074       11,868,265       18,246,516     1,941,828
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....       --                    174         --             --                --            --
  Payable for fund shares
    purchased............         62,354          --             200,291          113,212          192,767         5,910
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total Liabilities......         62,354              174        200,291          113,212          192,767         5,910
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net Assets (variable
    life contract
    liabilities).........    $38,845,492       $1,677,198     $13,340,783      $11,755,053     $18,053,749    $1,935,918
                          -----------------  ---------------  -----------  ------------------  ------------  -------------
                          -----------------  ---------------  -----------  ------------------  ------------  -------------

  Units owned by
    Participants.........     21,643,329        1,325,806      6,682,567        8,133,403        9,060,016     1,384,495
  Unit Price.............    $  1.794802       $ 1.265041     $ 1.996356       $ 1.445281      $  1.992684    $ 1.398284

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Small Company
    Fund, Inc.

    Shares

    Cost
    Market Value.........   $ 440,014
  Due from Hartford Life
    Insurance Company....       8,838
  Receivable from fund
    shares sold..........      --
                           ------------
  Total Assets...........     448,852
                           ------------
LIABILITIES:
  Due to Hartford Life
    Insurance Company....      --
  Payable for fund shares
    purchased............       8,838
                           ------------
  Total Liabilities......       8,838
                           ------------
  Net Assets (variable
    life contract
    liabilities).........   $ 440,014
                           ------------
                           ------------
  Units owned by
    Participants.........     405,116
  Unit Price.............   $1.086144

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 85,720     $    67,171    $461,645     $  309,306
                           -----------   -----------   -----------  -------------
CAPITAL GAINS INCOME.....     --             933,599      --          1,663,628
                           -----------   -----------   -----------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         (6)          2,228      --                572
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     70,750       3,202,496      --          4,160,224
                           -----------   -----------   -----------  -------------
    Net gain (losses) on
     investments.........     70,744       3,204,724      --          4,160,796
                           -----------   -----------   -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $156,464     $ 4,205,494    $461,645     $6,133,730
                           -----------   -----------   -----------  -------------
                           -----------   -----------   -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   69,662          $33,682      $    50,784       $  9,590        $  100,908      $ 70,580
                          -----------------      -------      -----------  ------------------  ------------  --------------
CAPITAL GAINS INCOME.....     2,382,496          --               787,478        661,603           364,880         4,758
                          -----------------      -------      -----------  ------------------  ------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         1,869               93            2,981          1,844               895         3,938
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     2,311,202           23,297        1,201,376        396,670         2,158,989        62,318
                          -----------------      -------      -----------  ------------------  ------------  --------------
    Net gain (losses) on
     investments.........     2,313,071           23,390        1,204,357        398,514         2,159,884        66,256
                          -----------------      -------      -----------  ------------------  ------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,765,229          $57,072      $ 2,042,619      1$,069,707       $2,625,672      $141,594
                          -----------------      -------      -----------  ------------------  ------------  --------------
                          -----------------      -------      -----------  ------------------  ------------  --------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............    $     1
                           ------------
CAPITAL GAINS INCOME.....        427
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          4
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     29,964
                           ------------
    Net gain (losses) on
     investments.........     29,968
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $30,396
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                        MONEY
                           BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------  ------------  ------------  -----------------
OPERATIONS:
  Net investment income
    (loss)............... $   85,720   $    67,171   $   461,645      $   309,306
  Capital gains income...     --           933,599       --             1,663,628
  Net realized gain
    (loss) on security
    transactions.........         (6)        2,228       --                   572
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     70,750     3,202,496       --             4,160,224
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    156,464     4,205,494       461,645        6,133,730
                          -----------  ------------  ------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............     --           --         30,476,136         --
  Net transfers..........  1,345,977     4,886,782   (29,583,079)       7,790,185
  Surrenders.............    (30,588)     (204,871)     (844,391)        (720,586)
  Loan withdrawals.......    (22,889)      (40,206)   (1,142,180)          14,828
  Cost of insurance......    (12,642)      (69,570)      (76,359)        (139,815)
                          -----------  ------------  ------------  -----------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....  1,279,858     4,572,135    (1,169,873)       6,944,612
                          -----------  ------------  ------------  -----------------
  Total increase
    (decrease) in net
    assets...............  1,436,322     8,777,629      (708,228)      13,078,342
NET ASSETS:
  Beginning of period....  3,201,556    16,762,462    18,195,326       34,416,354
                          -----------  ------------  ------------  -----------------
  End of period.......... $4,637,878   $25,540,091   $17,487,098      $47,494,696
                          -----------  ------------  ------------  -----------------
                          -----------  ------------  ------------  -----------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                        MONEY
                           BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------  ------------  ------------  -----------------
OPERATIONS:
  Net investment income
    (loss)............... $  154,157   $   173,109   $   711,690      $   654,458
  Capital gains income...     --           247,892       --               263,891
  Net realized gain
    (loss) on security
    transactions.........       (352)          (96)      --                (3,790)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    (26,709)    2,003,388       --             2,721,905
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    127,096     2,424,293       711,690        3,636,464
                          -----------  ------------  ------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............     --           --         82,517,329         --
  Net transfers..........  2,030,523    10,080,041   (71,001,713)      21,840,419
  Surrenders.............    (39,577)     (209,688)     (280,151)        (444,541)
  Net loan withdrawals...     12,868       (96,267)   (5,090,962)        (483,514)
  Cost of insurance and
    other fees...........    (15,332)      (75,894)     (144,970)        (155,225)
                          -----------  ------------  ------------  -----------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........  1,988,482     9,698,192     5,999,533       20,757,139
                          -----------  ------------  ------------  -----------------
  Total increase in net
    assets...............  2,115,578    12,122,485     6,711,223       24,393,603
NET ASSETS:
  Beginning of period....  1,085,978     4,639,977    11,484,103       10,022,751
                          -----------  ------------  ------------  -----------------
  End of period.......... $3,201,556   $16,762,462   $18,195,326      $34,416,354
                          -----------  ------------  ------------  -----------------
                          -----------  ------------  ------------  -----------------

 * From inception, August 9, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............     $    69,662       $   33,682     $   50,784       $    9,590      $   100,908    $   70,580
  Capital gains income...       2,382,496          --             787,478          661,603          364,880         4,758
  Net realized gain
    (loss) on security
    transactions.........           1,869               93          2,981            1,844              895         3,938
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       2,311,202           23,297      1,201,376          396,670        2,158,989        62,318
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       4,765,229           57,072      2,042,619        1,069,707        2,625,672       141,594
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............        --                --              --             --                --            --
  Net transfers..........       5,205,552          215,185      2,538,444        2,650,622        4,008,336       409,921
  Surrenders.............        (465,538)         (43,961)      (260,074)        (170,087)        (141,689)      (29,507)
  Loan withdrawals.......        (107,657)          (1,998)       (32,169)         (18,996)         (54,201)       (5,360)
  Cost of insurance......        (117,130)          (5,288)       (36,423)         (31,910)         (49,105)       (5,602)
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       4,515,227          163,938      2,209,778        2,429,629        3,763,341       369,452
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total increase
    (decrease) in net
    assets...............       9,280,456          221,010      4,252,397        3,499,336        6,389,013       511,046
NET ASSETS:
  Beginning of period....      29,565,036        1,456,188      9,088,386        8,255,717       11,664,736     1,424,872
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  End of period..........     $38,845,492       $1,677,198     $13,340,783      $11,755,053     $18,053,749    $1,935,918
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
                           -----------------  ---------------  -----------  ------------------  ------------  -------------

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............     $   141,479       $   74,538     $  121,461       $  104,616      $   166,958    $   39,973
  Capital gains income...         852,649          --              55,597           71,613           66,764        28,703
  Net realized gain
    (loss) on security
    transactions.........           3,905             (264)         3,624             (826)             582        (2,872)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       2,844,514           (3,548)     1,040,510          450,264        1,210,967        25,925
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       3,842,547           70,726      1,221,192          625,667        1,445,271        91,729
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............        --                --              --             --                --            --
  Net transfers..........      15,368,388          847,165      6,030,465        5,773,754        7,935,692     1,218,628
  Surrenders.............        (398,849)         (36,769)      (173,115)         (98,814)        (137,508)      (13,045)
  Net loan withdrawals...        (232,211)          (1,547)      (142,073)         (48,108)         (65,640)           (4)
  Cost of insurance and
    other fees...........        (142,060)          (7,811)       (38,685)         (34,733)         (46,158)       (5,555)
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      14,595,268          801,038      5,676,592        5,592,099        7,686,386     1,200,024
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  Total increase in net
    assets...............      18,437,815          871,764      6,897,784        6,217,766        9,131,657     1,291,753
NET ASSETS:
  Beginning of period....      11,127,221          584,424      2,190,602        2,037,951        2,533,079       133,119
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
  End of period..........     $29,565,036       $1,456,188     $9,088,386       $8,255,717      $11,664,736    $1,424,872
                           -----------------  ---------------  -----------  ------------------  ------------  -------------
                           -----------------  ---------------  -----------  ------------------  ------------  -------------

                               SMALL
                           COMPANY FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............    $      1
  Capital gains income...         427
  Net realized gain
    (loss) on security
    transactions.........           4
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      29,964
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      30,396
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     410,309
  Surrenders.............      (1,223)
  Loan withdrawals.......      --
  Cost of insurance......        (451)
                           -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....     408,635
                           -------------
  Total increase
    (decrease) in net
    assets...............     439,031
NET ASSETS:
  Beginning of period....         983
                           -------------
  End of period..........    $440,014
                           -------------
                           -------------
                               SMALL
                           COMPANY FUND
                            SUBACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............    $ --
  Capital gains income...      --
  Net realized gain
    (loss) on security
    transactions.........      --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         (17)
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         (17)
                           -------------
UNIT TRANSACTIONS:
  Purchases..............       1,000
  Net transfers..........      --
  Surrenders.............      --
  Net loan withdrawals...      --
  Cost of insurance and
    other fees...........      --
                           -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........       1,000
                           -------------
  Total increase in net
    assets...............         983
NET ASSETS:
  Beginning of period....      --
                           -------------
  End of period..........    $    983
                           -------------
                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------

 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the Funds) as directed by the contract ownerss.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
   SEPARATE ACCOUNT ONE

                   [STAG]

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------- -------------  --------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           169,597,479
    Cost                          $ 171,072,401
    Market Value.........  $171,819,546        --            --             --
  Hartford Stock Fund,
    Inc.
    Shares                           340,811,887
    Cost                          $1,212,317,223
    Market Value.........       --       $1,632,821,232      --             --
  HVA Money Market Fund,
    Inc.
    Shares                           208,764,060
    Cost                          $ 208,764,060
    Market Value.........       --             --       $208,764,060        --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,249,920,406
    Cost                          $2,363,912,080
    Market Value.........       --             --            --        $2,985,772,369
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           443,731,641
    Cost                          $1,498,272,654
    Market Value.........       --             --            --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            70,370,601
    Cost                          $  75,561,702
    Market Value.........       --             --            --             --
  Hartford Index Fund,
    Inc.
    Shares                           125,680,716
    Cost                          $ 265,220,982
    Market Value.........       --             --            --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           415,886,551
    Cost                          $ 521,698,731
    Market Value.........       --             --            --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           459,905,475
    Cost                          $ 652,405,452
    Market Value.........       --             --            --             --
  Hartford International
    Advisers Fund, Inc.
    Shares                            95,201,173
    Cost                          $ 109,003,281
    Market Value.........       --             --            --             --
  Hartford Small Company
    Fund, Inc.
    Shares                            54,871,903
    Cost                          $  58,558,137
    Market Value.........       --             --            --             --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....       396,157       2,870,405      --            4,862,727
  Receivable from fund
    shares sold..........       --             --            694,529        --
                           ------------  -------------- -------------  --------------
  Total Assets...........   172,215,703   1,635,691,637  209,458,589   2,990,635,096
                           ------------  -------------- -------------  --------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....       --             --            696,130        --
  Payable for fund shares
    purchased............       396,236       2,869,063      --            4,862,064
                           ------------  -------------- -------------  --------------
  Total Liabilities......       396,236       2,869,063      696,130       4,862,064
                           ------------  -------------- -------------  --------------
  Net Assets (variable
    annuity contract
    liabilities).........  $171,819,467  $1,632,822,574 $208,762,459   $2,985,773,032
                           ------------  -------------- -------------  --------------
                           ------------  -------------- -------------  --------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........    86,535,618     379,292,652  129,009,907     890,709,525
  Unit Price.............  $   1.981198  $     4.302210 $   1.617289   $    3.349354
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........       189,418         238,467       71,821         737,910
  Unit Price.............  $   1.981198  $     4.302210 $   1.617289   $    3.349354

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND   INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           169,597,479
    Cost                          $ 171,072,401
    Market Value.........       --                --               --              --                 --             --
  Hartford Stock Fund,
    Inc.
    Shares                           340,811,887
    Cost                          $1,212,317,223
    Market Value.........       --                --               --              --                 --             --
  HVA Money Market Fund,
    Inc.
    Shares                           208,764,060
    Cost                          $ 208,764,060
    Market Value.........       --                --               --              --                 --             --
  Hartford Advisers Fund,
    Inc.
    Shares                         1,249,920,406
    Cost                          $2,363,912,080
    Market Value.........       --                --               --              --                 --             --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           443,731,641
    Cost                          $1,498,272,654
    Market Value.........  $1,838,183,171         --               --              --                 --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            70,370,601
    Cost                          $  75,561,702
    Market Value.........       --             $75,272,124         --              --                 --             --
  Hartford Index Fund,
    Inc.
    Shares                           125,680,716
    Cost                          $ 265,220,982
    Market Value.........       --                --          $ 330,543,426        --                 --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           415,886,551
    Cost                          $ 521,698,731
    Market Value.........       --                --               --           $596,582,187          --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           459,905,475
    Cost                          $ 652,405,452
    Market Value.........       --                --               --              --            $821,963,762        --
  Hartford International
    Advisers Fund, Inc.
    Shares                            95,201,173
    Cost                          $ 109,003,281
    Market Value.........       --                --               --              --                 --         $114,448,852
  Hartford Small Company
    Fund, Inc.
    Shares                            54,871,903
    Cost                          $  58,558,137
    Market Value.........       --                --               --              --                 --             --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....       2,148,459           93,265        1,069,846        1,106,444        3,001,743        370,555
  Receivable from fund
    shares sold..........       --                --               --              --                 --             --
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Total Assets...........   1,840,331,630       75,365,389      331,613,272      597,688,631      824,965,505    114,819,407
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....       --                --               --              --                 --             --
  Payable for fund shares
    purchased............       2,012,675           93,754        1,064,965        1,106,291        3,001,100        370,576
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Total Liabilities......       2,012,675           93,754        1,064,965        1,106,291        3,001,100        370,576
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Net Assets (variable
    annuity contract
    liabilities).........  $1,838,318,955      $75,271,635    $ 330,548,307     $596,582,340     $821,964,405    $114,448,831
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........     402,450,436       37,523,547       97,224,198      367,020,792      419,136,061     84,254,747
  Unit Price.............  $     4.565863      $  2.005984    $    3.399356     $   1.624565     $   1.960310    $  1.358144
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........         172,015         --                 14,310          205,105          167,215         13,807
  Unit Price.............  $     4.565863      $  --          $    3.399356     $   1.624565     $   1.960310    $  1.358144

                               SMALL
                           COMPANY FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford International
    Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........       --
  Hartford Small Company
    Fund, Inc.

    Shares

    Cost
    Market Value.........   $64,501,099
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....       347,255
  Receivable from fund
    shares sold..........       --
                           -------------
  Total Assets...........    64,848,354
                           -------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....       --
  Payable for fund shares
    purchased............       347,137
                           -------------
  Total Liabilities......       347,137
                           -------------
  Net Assets (variable
    annuity contract
    liabilities).........   $64,501,217
                           -------------
                           -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........    55,084,064
  Unit Price.............   $  1.170679
ANNUITY CONTRACTS IN THE
  ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........        13,206
  Unit Price.............   $  1.170679

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                               MONEY
                             BOND FUND      STOCK FUND      MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -------------   -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 3,497,173   $   4,479,878     $4,925,387   $  20,086,271
EXPENSES:
  Mortality and expense
    undertakings.........       (977,210)     (8,358,966)    (1,200,166)    (16,048,915)
                           -------------   -------------   -------------  -------------
    Net investment income
     (loss)..............      2,519,963      (3,879,088)     3,725,221       4,037,356
                           -------------   -------------   -------------  -------------
CAPITAL GAINS INCOME.....       --            62,602,913        --          107,409,178
                           -------------   -------------   -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          1,519          18,508        --                  173
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      2,424,784     207,767,595        --          264,488,985
                           -------------   -------------   -------------  -------------
    Net gain (losses) on
     investments.........      2,426,303     207,786,103        --          264,489,158
                           -------------   -------------   -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 4,946,266   $ 266,509,928     $3,725,221   $ 375,935,692
                           -------------   -------------   -------------  -------------
                           -------------   -------------   -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                           INTERNATIONAL         DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND    INDEX FUND      OPPORTUNITIES FUND       GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                          -----------------  ---------------  ---------------  ---------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $  3,307,799       $1,643,058       $   1,263,527       $   507,647          $     4,455,953
EXPENSES:
  Mortality and expense
    undertakings.........     (9,709,864)        (462,004)         (1,673,333)       (3,241,830)              (3,953,507)
                          -----------------  ---------------  ---------------  ---------------------  ------------------
    Net investment income
     (loss)..............     (6,402,065)       1,181,054            (409,806)       (2,734,183)                 502,446
                          -----------------  ---------------  ---------------  ---------------------  ------------------
CAPITAL GAINS INCOME.....    112,339,947          --               19,616,096        37,513,752               15,828,765
                          -----------------  ---------------  ---------------  ---------------------  ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        (58,490)             938             196,049            (8,740)              --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    111,309,571          979,424          29,500,250        16,719,314               98,277,900
                          -----------------  ---------------  ---------------  ---------------------  ------------------
    Net gain (losses) on
     investments.........    111,251,081          980,362          29,696,299        16,710,574               98,277,900
                          -----------------  ---------------  ---------------  ---------------------  ------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $217,188,963       $2,161,416       $  48,902,589       $51,490,143          $   114,609,111
                          -----------------  ---------------  ---------------  ---------------------  ------------------
                          -----------------  ---------------  ---------------  ---------------------  ------------------

                            INTERNATIONAL      SMALL
                            ADVISERS FUND   COMPANY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
INVESTMENT INCOME:
  Dividends..............    $3,867,653      $      459
EXPENSES:
  Mortality and expense
    undertakings.........      (560,537)       (258,824)
                           ---------------  ------------
    Net investment income
     (loss)..............     3,307,116        (258,365)
                           ---------------  ------------
CAPITAL GAINS INCOME.....       262,472         170,800
                           ---------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         1,781          (1,400)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     3,753,567       5,732,153
                           ---------------  ------------
    Net gain (losses) on
     investments.........     3,755,348       5,730,753
                           ---------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $7,324,936      $5,643,188
                           ---------------  ------------
                           ---------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                MONEY
                            BOND FUND       STOCK FUND       MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                          -------------   ---------------   -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)............... $   2,519,963   $    (3,879,088)  $   3,725,221  $     4,037,356
  Capital gains income...      --              62,602,913        --            107,409,178
  Net realized gain
    (loss) on security
    transactions.........         1,519            18,508        --                    173
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     2,424,784       207,767,595        --            264,488,985
                          -------------   ---------------   -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     4,946,266       266,509,928       3,725,221      375,935,692
                          -------------   ---------------   -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    21,194,767       203,271,643      90,326,057      316,999,819
  Net transfers..........     2,784,983        57,422,474     (44,364,405)      64,062,105
  Surrenders.............    (4,036,183)      (21,032,643)    (16,110,606)     (52,096,178)
  Net annuity
    transactions.........       367,423           300,071          (3,230)         376,426
                          -------------   ---------------   -------------  ---------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    20,310,990       239,961,545      29,847,816      329,342,172
                          -------------   ---------------   -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    25,257,256       506,471,473      33,573,037      705,277,864
NET ASSETS:
  Beginning of period....   146,562,211     1,126,351,101     175,189,422    2,280,495,168
                          -------------   ---------------   -------------  ---------------
  End of period.......... $ 171,819,467   $ 1,632,822,574   $ 208,762,459  $ 2,985,773,032
                          -------------   ---------------   -------------  ---------------
                          -------------   ---------------   -------------  ---------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                MONEY
                            BOND FUND       STOCK FUND       MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                          -------------   ---------------   -------------  ---------------
OPERATIONS:
  Net investment income
    (loss)............... $   6,179,469   $     2,739,156   $   5,458,975  $    30,356,891
  Capital gains income...      --              23,889,792        --             32,217,082
  Net realized gain
    (loss) on security
    transactions.........       (12,579)          125,474        --                  5,867
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........    (2,390,902)      143,331,264        --            201,866,663
                          -------------   ---------------   -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     3,775,988       170,085,686       5,458,975      264,446,503
                          -------------   ---------------   -------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............    50,521,787       328,658,597     170,409,309      548,125,217
  Net transfers..........     6,860,514       111,488,442     (87,853,221)     158,897,610
  Surrenders.............    (5,504,050)      (23,567,485)    (14,470,700)     (70,519,197)
  Net annuity
    transactions.........         1,807           394,242           8,095          766,829
                          -------------   ---------------   -------------  ---------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    51,880,058       416,973,796      68,093,483      637,270,459
                          -------------   ---------------   -------------  ---------------
  Total increase
    (decrease) in net
    assets...............    55,656,046       587,059,482      73,552,458      901,716,962
NET ASSETS:
  Beginning of period....    90,906,165       539,291,619     101,636,964    1,378,778,206
                          -------------   ---------------   -------------  ---------------
  End of period.......... $ 146,562,211   $ 1,126,351,101   $ 175,189,422  $ 2,280,495,168
                          -------------   ---------------   -------------  ---------------
                          -------------   ---------------   -------------  ---------------

 * From inception, August 9, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND   INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............  $   (6,402,065)     $ 1,181,054    $    (409,806)    $ (2,734,183)    $    502,446    $ 3,307,116
  Capital gains income...     112,339,947         --             19,616,096       37,513,752       15,828,765        262,472
  Net realized gain
    (loss) on security
    transactions.........         (58,490)             938          196,049           (8,740)         --               1,781
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     111,309,571          979,424       29,500,250       16,719,314       98,277,900      3,753,567
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     217,188,963        2,161,416       48,902,589       51,490,143      114,609,111      7,324,936
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     200,477,792        6,453,475       51,695,403       51,163,419      159,362,739     26,432,266
  Net transfers..........      27,475,280       (4,334,910)      14,509,831       16,868,400       60,144,165     10,268,826
  Surrenders.............     (24,971,635)      (3,647,277)      (3,890,946)      (7,918,423)     (10,369,536)    (1,412,229)
  Net annuity
    transactions.........          71,404         --                 29,182           13,483          127,420         17,973
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....     203,052,841       (1,528,712)      62,343,470       60,126,879      209,264,788     35,306,836
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Total increase
    (decrease) in net
    assets...............     420,241,804          632,704      111,246,059      111,617,022      323,873,899     42,631,772
NET ASSETS:
  Beginning of period....   1,418,077,151       74,638,931      219,302,248      484,965,318      498,090,506     71,817,059
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  End of period..........  $1,838,318,955      $75,271,635    $ 330,548,307     $596,582,340     $821,964,405    $114,448,831
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
                          -----------------  ---------------  -------------  ------------------  -------------  -------------

                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND   INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............  $   (5,913,744)     $ 3,346,436    $   1,224,839     $  2,771,532     $  3,729,650    $ 1,500,255
  Capital gains income...      50,334,274         --              1,690,389        8,880,986        3,429,737      1,446,895
  Net realized gain
    (loss) on security
    transactions.........         (93,060)          11,668          238,066            7,755           (2,773)          (563)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     142,164,193         (882,583)      25,487,376       31,201,375       53,771,055      1,479,032
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     186,491,663        2,475,521       28,640,670       42,861,648       60,927,669      4,425,619
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     403,482,054       13,476,913       83,760,185      110,673,155      205,512,019     37,280,366
  Net transfers..........     129,133,556        2,655,230       33,248,800       47,078,167      101,413,217     19,003,957
  Surrenders.............     (30,210,654)      (2,722,173)      (3,699,700)     (11,782,890)      (7,316,597)    (1,178,598)
  Net annuity
    transactions.........         288,203         --                    203           81,416          146,210             31
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........     502,693,159       13,409,970      113,309,488      146,049,848      299,754,849     55,105,756
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  Total increase
    (decrease) in net
    assets...............     689,184,822       15,885,491      141,950,158      188,911,496      360,682,518     59,531,375
NET ASSETS:
  Beginning of period....     728,892,329       58,753,440       77,352,090      296,053,822      137,407,988     12,285,684
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
  End of period..........  $1,418,077,151      $74,638,931    $ 219,302,248     $484,965,318     $498,090,506    $71,817,059
                          -----------------  ---------------  -------------  ------------------  -------------  -------------
                          -----------------  ---------------  -------------  ------------------  -------------  -------------

                               SMALL
                           COMPANY FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............   $  (258,365)
  Capital gains income...       170,800
  Net realized gain
    (loss) on security
    transactions.........        (1,400)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     5,732,153
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     5,643,188
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    22,247,058
  Net transfers..........    11,049,448
  Surrenders.............      (468,629)
  Net annuity
    transactions.........        14,623
                           -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    32,842,500
                           -------------
  Total increase
    (decrease) in net
    assets...............    38,485,688
NET ASSETS:
  Beginning of period....    26,015,529
                           -------------
  End of period..........   $64,501,217
                           -------------
                           -------------
                               SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
    (loss)...............   $   (33,591)
  Capital gains income...       --
  Net realized gain
    (loss) on security
    transactions.........         1,014
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       210,808
                           -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       178,231
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    14,704,067
  Net transfers..........    11,169,302
  Surrenders.............       (36,071)
  Net annuity
    transactions.........       --
                           -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........    25,837,298
                           -------------
  Total increase
    (decrease) in net
    assets...............    26,015,529
NET ASSETS:
  Beginning of period....       --
                           -------------
  End of period..........   $26,015,529
                           -------------
                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------

 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account with ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the Funds) as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
   SEPARATE ACCOUNT VARIABLE LIFE ONE

                   [STAG]

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           300,098
    Cost                          $ 299,744
    Market Value.........   $ 304,030        --            --            --
  Hartford Stock Fund,
    Inc.
    Shares                           110,387
    Cost                          $ 491,276
    Market Value.........      --         $ 528,863        --            --
  HVA Money Market Fund,
    Inc.
    Shares                         1,697,932
    Cost                          $1,697,932
    Market Value.........      --            --         $1,697,932       --
  Hartford Advisers Fund,
    Inc.
    Shares                            86,889
    Cost                          $ 203,054
    Market Value.........      --            --            --          $ 207,558
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           190,992
    Cost                          $ 738,765
    Market Value.........      --            --            --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            13,768
    Cost                          $  14,495
    Market Value.........      --            --            --            --
  Hartford Index Fund,
    Inc.
    Shares                           179,085
    Cost                          $  442,535
    Market Value.........      --            --            --            --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           407,409
    Cost                          $ 555,431
    Market Value.........      --            --            --            --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           163,416
    Cost                          $ 275,137
    Market Value.........      --            --            --            --
  Fidelity VIP Equity
    Income Fund
    Shares                            11,060
    Cost                          $ 232,738
    Market Value.........      --            --            --            --
  Fidelity VIP Overseas
    Fund
    Shares                             6,444
    Cost                          $ 119,675
    Market Value.........      --            --            --            --
  Fidelity VIP II Asset
    Manager Fund
    Shares                             3,204
    Cost                          $  52,531
    Market Value.........      --            --            --            --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....      16,197        --            --             50,639
  Receivable from fund
    shares sold..........      --               171        76,545        --
                           -----------   -----------   -----------   -------------
  Total Assets...........     320,227       529,034     1,774,477        258,197
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....      --               164        76,545        --
  Payable for fund shares
    purchased............      16,196        --            --             50,637
                           -----------   -----------   -----------   -------------
  Total Liabilities......      16,196           164        76,545         50,637
                           -----------   -----------   -----------   -------------
  Net Assets (variable
    life contract
    liabilities).........   $ 304,031     $ 528,870     $1,697,932     $ 207,560
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........     237,654       242,131     1,407,658        114,416
  Unit Price.............   $1.279297     $2.184230     $1.206210      $1.814079

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND     FIDELITY VIP
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   EQUITY INCOME FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------  ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                           300,098
    Cost                          $ 299,744
    Market Value.........        --                --              --             --                --             --
  Hartford Stock Fund,
    Inc.
    Shares                           110,387
    Cost                          $ 491,276
    Market Value.........        --                --              --             --                --             --
  HVA Money Market Fund,
    Inc.
    Shares                         1,697,932
    Cost                          $1,697,932
    Market Value.........        --                --              --             --                --             --
  Hartford Advisers Fund,
    Inc.
    Shares                            86,889
    Cost                          $ 203,054
    Market Value.........        --                --              --             --                --             --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                           190,992
    Cost                          $ 738,765
    Market Value.........      $  791,194          --              --             --                --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            13,768
    Cost                          $  14,495
    Market Value.........        --              $   14,727        --             --                --             --
  Hartford Index Fund,
    Inc.
    Shares                           179,085
    Cost                          $  442,535
    Market Value.........        --                --           $ 470,999         --                --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                           407,409
    Cost                          $ 555,431
    Market Value.........        --                --              --            $ 584,421          --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                           163,416
    Cost                          $ 275,137
    Market Value.........        --                --              --             --              $ 292,065        --
  Fidelity VIP Equity
    Income Fund
    Shares                            11,060
    Cost                          $ 232,738
    Market Value.........        --                --              --             --                --            $ 243,993
  Fidelity VIP Overseas
    Fund
    Shares                             6,444
    Cost                          $ 119,675
    Market Value.........        --                --              --             --                --             --
  Fidelity VIP II Asset
    Manager Fund
    Shares                             3,204
    Cost                          $  52,531
    Market Value.........        --                --              --             --                --             --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....           6,913          --               4,283         --                  1,155          16,410
  Receivable from fund
    shares sold..........        --                   2,123        --               13,188          --             --
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Total Assets...........         798,107            16,850       475,282          597,609          293,220         260,403
                           -----------------  ---------------  -----------      ----------      ------------     ----------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....        --                   2,123        --               13,200          --             --
  Payable for fund shares
    purchased............           6,914          --               4,313         --                  1,160          16,413
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Total Liabilities......           6,914             2,123         4,313           13,200            1,160          16,413
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Net Assets (variable
    life contract
    liabilities).........      $  791,193        $   14,727     $ 470,969        $ 584,409        $ 292,060       $ 243,990
                           -----------------  ---------------  -----------      ----------      ------------     ----------
                           -----------------  ---------------  -----------      ----------      ------------     ----------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........         395,562            11,485       223,539          354,155          161,211         152,996
  Unit Price.............      $ 2.000173        $ 1.282215     $2.106873        $1.650147        $1.811662       $1.594746

                           FIDELITY VIP     FIDELITY VIP II
                           OVERSEAS FUND   ASSET MANAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --               --
  Fidelity VIP Equity
    Income Fund

    Shares

    Cost
    Market Value.........      --               --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........    $ 129,142          --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........      --              $  53,181
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....          273          --
  Receivable from fund
    shares sold..........      --                     17
                           -------------      ----------
  Total Assets...........      129,415            53,198
                           -------------      ----------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....      --                     17
  Payable for fund shares
    purchased............          272          --
                           -------------      ----------
  Total Liabilities......          272                17
                           -------------      ----------
  Net Assets (variable
    life contract
    liabilities).........    $ 129,143         $  53,181
                           -------------      ----------
                           -------------      ----------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........       91,232            37,902
  Unit Price.............    $1.415548         $1.403128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $1,101        $   127       $20,094        $  102
                           -----------   -----------   -----------      ------
CAPITAL GAINS INCOME.....     --               558        --               584
                           -----------   -----------   -----------      ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         3            (96)       --                 6
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     4,273         37,526        --             4,456
                           -----------   -----------   -----------      ------
    Net gain (losses) on
     investments.........     4,276         37,430        --             4,462
                           -----------   -----------   -----------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,377        $38,115       $20,094        $5,148
                           -----------   -----------   -----------      ------
                           -----------   -----------   -----------      ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............       $   552             $ 177          $   277          $   298           $   371
                                -------             -----        -----------        -------         ------------
CAPITAL GAINS INCOME.....        10,410            --                4,291           14,471               815
                                -------             -----        -----------        -------         ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........            29                16               22             (113)              328
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        52,383               221           28,399           28,921            16,917
                                -------             -----        -----------        -------         ------------
    Net gain (losses) on
     investments.........        52,412               237           28,421           28,808            17,245
                                -------             -----        -----------        -------         ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $63,374             $ 414          $32,989          $43,577           $18,431
                                -------             -----        -----------        -------         ------------
                                -------             -----        -----------        -------         ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............       $   374            $   373             $ 66
                                -------         -------------         -----
CAPITAL GAINS INCOME.....         1,882              1,481              165
                                -------         -------------         -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          (188)              (223)              26
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        11,201              9,423              600
                                -------         -------------         -----
    Net gain (losses) on
     investments.........        11,013              9,200              626
                                -------         -------------         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $13,269            $11,054             $857
                                -------         -------------         -----
                                -------         -------------         -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                        MONEY
                            BOND FUND   STOCK FUND   MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............   $  1,101     $    127     $   20,094     $    102
  Capital gains income...     --              558        --               584
  Net realized gain
    (loss) on security
    transactions.........          3          (96)       --                 6
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      4,273       37,526        --             4,456
                           -----------  -----------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      5,377       38,115         20,094        5,148
                           -----------  -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     15,206        7,610      7,478,925        4,120
  Net transfers..........    285,604      487,410     (6,093,109)     198,870
  Surrenders.............     (1,010)        (614)       (24,212)        (551)
  Cost of insurance......     (2,290)      (4,885)       (95,782)      (1,082)
                           -----------  -----------  ------------  -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    297,510      489,521      1,265,822      201,357
                           -----------  -----------  ------------  -------------
  Total increase
    (decrease) in net
    assets...............    302,887      527,636      1,285,916      206,505
NET ASSETS:
  Beginning of period....      1,144        1,234        412,016        1,055
                           -----------  -----------  ------------  -------------
  End of period..........   $304,031     $528,870     $1,697,932     $207,560
                           -----------  -----------  ------------  -------------
                           -----------  -----------  ------------  -------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31,
 1996

                                                        MONEY
                            BOND FUND   STOCK FUND   MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ------------  -------------
OPERATIONS:
  Net investment income
    (loss)...............   $     17     $      3     $      137     $      7
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         12           61        --                48
                           -----------  -----------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         29           64            137           55
                           -----------  -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      1,000        1,000        436,756        1,000
  Net transfers..........        115          170        (18,268)      --
  Surrenders.............     --           --             (2,162)      --
  Cost of insurance......     --           --             (4,447)      --
                           -----------  -----------  ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........      1,115        1,170        411,879        1,000
                           -----------  -----------  ------------  -------------
  Total increase
    (decrease) in net
    assets...............      1,144        1,234        412,016        1,055
NET ASSETS:
  Beginning of period....     --           --            --            --
                           -----------  -----------  ------------  -------------
  End of period..........   $  1,144     $  1,234     $  412,016     $  1,055
                           -----------  -----------  ------------  -------------
                           -----------  -----------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL      DIVIDEND AND      FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND    EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............     $    552           $  177        $    277         $    298          $    371          $    374
  Capital gains income...       10,410           --               4,291           14,471               815             1,882
  Net realized gain
    (loss) on security
    transactions.........           29               16              22             (113)              328              (188)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       52,383              221          28,399           28,921            16,917            11,201
                              --------          -------       -----------       --------       --------------       --------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       63,374              414          32,989           43,577            18,431            13,269
                              --------          -------       -----------       --------       --------------       --------
UNIT TRANSACTIONS:
  Purchases..............       73,146                9          18,005           72,621               591             3,421
  Net transfers..........      664,740           13,797         417,891          477,204           271,807           228,766
  Surrenders.............       (3,392)            (225)          5,101           (4,717)           (1,083)           (1,309)
  Cost of insurance......       (9,385)            (293)         (4,156)          (8,534)           (2,117)           (1,941)
                              --------          -------       -----------       --------       --------------       --------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....      725,109           13,288         436,841          536,574           269,198           228,937
                              --------          -------       -----------       --------       --------------       --------
  Total increase
    (decrease) in net
    assets...............      788,483           13,702         469,830          580,151           287,629           242,206
NET ASSETS:
  Beginning of period....        2,710            1,025           1,139            4,258             4,431             1,784
                              --------          -------       -----------       --------       --------------       --------
  End of period..........     $791,193           $14,727       $470,969         $584,409          $292,060          $243,990
                              --------          -------       -----------       --------       --------------       --------
                              --------          -------       -----------       --------       --------------       --------

                               CAPITAL          MORTGAGE                     INTERNATIONAL      DIVIDEND AND      FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND    EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............     $      3           $   14        $      5         $      8          $     11          $--
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........           46               11              65               68                12                54
                              --------          -------       -----------       --------       --------------       --------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........           49               25              70               76                23                54
                              --------          -------       -----------       --------       --------------       --------
UNIT TRANSACTIONS:
  Purchases..............        1,000            1,000           1,000            1,000             1,000             1,000
  Net transfers..........        1,661           --                  69            3,182             3,436               760
  Surrenders.............      --                --              --             --                     (11)              (13)
  Cost of insurance......      --                --              --             --                     (17)              (17)
                              --------          -------       -----------       --------       --------------       --------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........        2,661            1,000           1,069            4,182             4,408             1,730
                              --------          -------       -----------       --------       --------------       --------
  Total increase
    (decrease) in net
    assets...............        2,710            1,025           1,139            4,258             4,431             1,784
NET ASSETS:
  Beginning of period....      --                --              --             --                 --               --
                              --------          -------       -----------       --------       --------------       --------
  End of period..........     $  2,710           $1,025        $  1,139         $  4,258          $  4,431          $  1,784
                              --------          -------       -----------       --------       --------------       --------
                              --------          -------       -----------       --------       --------------       --------

                              FIDELITY VIP      FIDELITY VIP II
                             OVERSEAS FUND     ASSET MANAGER FUND
                              SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............       $    373            $    66
  Capital gains income...          1,481                165
  Net realized gain
    (loss) on security
    transactions.........           (223)                26
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........          9,423                600
                                --------            -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         11,054                857
                                --------            -------
UNIT TRANSACTIONS:
  Purchases..............          2,738              3,668
  Net transfers..........        116,367             48,308
  Surrenders.............           (718)              (209)
  Cost of insurance......         (1,342)              (493)
                                --------            -------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....        117,045             51,274
                                --------            -------
  Total increase
    (decrease) in net
    assets...............        128,099             52,131
NET ASSETS:
  Beginning of period....          1,044              1,050
                                --------            -------
  End of period..........       $129,143            $53,181
                                --------            -------
                                --------            -------
                              FIDELITY VIP      FIDELITY VIP II
                             OVERSEAS FUND     ASSET MANAGER FUND
                              SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............       $--                 $--
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........             44                 50
                                --------            -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........             44                 50
                                --------            -------
UNIT TRANSACTIONS:
  Purchases..............          1,000              1,000
  Net transfers..........       --                  --
  Surrenders.............       --                  --
  Cost of insurance......       --                  --
                                --------            -------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........          1,000              1,000
                                --------            -------
  Total increase
    (decrease) in net
    assets...............       --                  --
NET ASSETS:
  Beginning of period....       --                  --
                                --------            -------
  End of period..........       $  1,044            $ 1,050
                                --------            -------
                                --------            -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE ONE
--------------------------------------------------------------------------------

 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in the Funds as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
   SEPARATE ACCOUNT VARIABLE LIFE TWO

                   [STAG]

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                         83,899
    Cost                          $84,270
    Market Value.........  $   84,998        --             --             --
  Hartford Stock Fund,
    Inc.
    Shares                          1,532
    Cost                          $ 6,438
    Market Value.........      --        $     7,342        --             --
  HVA Money Market Fund,
    Inc.
    Shares                         415,512
    Cost                          $415,512
    Market Value.........      --            --         $   415,512        --
  Hartford Advisers Fund,
    Inc.
    Shares                         11,820
    Cost                          $25,827
    Market Value.........      --            --             --          $   28,235
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          6,897
    Cost                          $26,772
    Market Value.........      --            --             --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          2,570
    Cost                          $ 2,717
    Market Value.........      --            --             --             --
  Hartford Index Fund,
    Inc.
    Shares                          9,127
    Cost                          $21,871
    Market Value.........      --            --             --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                         34,453
    Cost                          $47,478
    Market Value.........      --            --             --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          5,364
    Cost                          $ 8,762
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
    Income Fund
    Shares                            559
    Cost                          $11,792
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
    Fund
    Shares                            285
    Cost                          $ 5,437
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
    Manager Fund
    Shares                            215
    Cost                          $ 3,436
    Market Value.........      --            --             --             --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....          72        --             --             --
  Receivable from shares
    sold.................      --            --               2,096        --
                           -----------   ------------   ------------   -------------
  Total Assets...........      85,070          7,342        417,608         28,235
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....      --            --               2,097        --
  Payable for fund shares
    purchased............          72        --             --             --
                           -----------   ------------   ------------   -------------
  Total Liabilities......          72        --               2,097        --
                           -----------   ------------   ------------   -------------
  Net Assets (variable
    life contract
    liabilities).........  $   84,998    $     7,342    $   415,511     $   28,235
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........      66,442          3,361        344,476         15,564
  Unit Price.............  $ 1.279297    $  2.184230    $  1.206210     $ 1.814079

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                         83,899
    Cost                          $84,270
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
    Inc.
    Shares                          1,532
    Cost                          $ 6,438
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
    Inc.
    Shares                         415,512
    Cost                          $415,512
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
    Inc.
    Shares                         11,820
    Cost                          $25,827
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          6,897
    Cost                          $26,772
    Market Value.........     $    28,573           --               --              --                 --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                          2,570
    Cost                          $ 2,717
    Market Value.........        --              $    2,749          --              --                 --
  Hartford Index Fund,
    Inc.
    Shares                          9,127
    Cost                          $21,871
    Market Value.........        --                 --           $   24,003          --                 --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                         34,453
    Cost                          $47,478
    Market Value.........        --                 --               --            $   49,423           --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          5,364
    Cost                          $ 8,762
    Market Value.........        --                 --               --              --              $    9,587
  Fidelity VIP Equity
    Income Fund
    Shares                            559
    Cost                          $11,792
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
    Fund
    Shares                            285
    Cost                          $ 5,437
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
    Manager Fund
    Shares                            215
    Cost                          $ 3,436
    Market Value.........        --                 --               --              --                 --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....        --                 --               --              --                 --
  Receivable from shares
    sold.................             100           --                    2               106                58
                           -----------------   ---------------   -----------       ----------       ------------
  Total Assets...........          28,673             2,749          24,005            49,529             9,645
                           -----------------   ---------------   -----------       ----------       ------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....              98           --               --                   106                59
  Payable for fund shares
    purchased............        --                 --               --              --                 --
                           -----------------   ---------------   -----------       ----------       ------------
  Total Liabilities......              98           --               --                   106                59
                           -----------------   ---------------   -----------       ----------       ------------
  Net Assets (variable
    life contract
    liabilities).........     $    28,575        $    2,749      $   24,005        $   49,423        $    9,586
                           -----------------   ---------------   -----------       ----------       ------------
                           -----------------   ---------------   -----------       ----------       ------------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........          14,286             2,144          11,394            29,950             5,291
  Unit Price.............     $  2.000173        $ 1.282215      $ 2.106873        $ 1.650147        $ 1.811662

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Fidelity VIP Equity
    Income Fund

    Shares

    Cost
    Market Value.........      $   12,340           --               --
  Fidelity VIP Overseas
    Fund

    Shares

    Cost
    Market Value.........        --               $   5,708          --
  Fidelity VIP II Asset
    Manager Fund

    Shares

    Cost
    Market Value.........        --                 --              $   3,568
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....              56                75          --
  Receivable from shares
    sold.................        --                 --               --
                               ----------       -------------      ----------
  Total Assets...........          12,396             5,783             3,568
                               ----------       -------------      ----------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....        --                 --               --
  Payable for fund shares
    purchased............              56                75          --
                               ----------       -------------      ----------
  Total Liabilities......              56                75          --
                               ----------       -------------      ----------
  Net Assets (variable
    life contract
    liabilities).........      $   12,340         $   5,708         $   3,568
                               ----------       -------------      ----------
                               ----------       -------------      ----------
VARIABLE LIFE CONTRACTS
  IN THE ACCUMULATION
  PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Units Owned by
    Participants.........           7,737             4,033             2,543
  Unit Price.............      $ 1.594746         $1.415548         $1.403128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $1,789         $ 10         $1,822         $  199
                           -----------     -----       -----------      ------
  CAPITAL GAINS INCOME...     --             113          --             1,075
                           -----------     -----       -----------      ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........         3            3          --                 6
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     1,213          840          --             2,537
                           -----------     -----       -----------      ------
    Net gain (losses) on
     investments.........     1,216          843          --             2,543
                           -----------     -----       -----------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,005         $966         $1,822         $3,817
                           -----------     -----       -----------      ------
                           -----------     -----       -----------      ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                CAPITAL            MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............        $   22               $23           $   49            $   36             $ 20
                                 ------               ---         -----------         ------            -----
  CAPITAL GAINS INCOME...           385            --                  574             2,408               30
                                 ------               ---         -----------         ------            -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........            26            --                   41                41               13
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         1,758                21            2,066             1,654              763
                                 ------               ---         -----------         ------            -----
    Net gain (losses) on
     investments.........         1,784                21            2,107             1,695              776
                                 ------               ---         -----------         ------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $2,191               $44           $2,730            $4,139             $826
                                 ------               ---         -----------         ------            -----
                                 ------               ---         -----------         ------            -----

                              FIDELITY VIP       FIDELITY VIP      FIDELITY VIP II
                           EQUITY INCOME FUND    OVERSEAS FUND    ASSET MANAGER FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------   ---------------   ------------------
INVESTMENT INCOME:
  Dividends..............         $ 18               $ 38                $ 37
                                 -----              -----               -----
  CAPITAL GAINS INCOME...           91                150                  92
                                 -----              -----               -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........      --                       2                   2
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........          491                227                  82
                                 -----              -----               -----
    Net gain (losses) on
     investments.........          491                229                  84
                                 -----              -----               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $600               $417                $213
                                 -----              -----               -----
                                 -----              -----               -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   -----------   ---------------
OPERATIONS:
  Net investment income
    (loss)...............    $1,789        $   10       $   1,822        $   199
  Capital gains income...     --              113          --              1,075
  Net realized gain
    (loss) on security
    transactions.........         3             3          --                  6
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     1,213           840          --              2,537
                           -----------   -----------   -----------       -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     3,005           966           1,822          3,817
                           -----------   -----------   -----------       -------
UNIT TRANSACTIONS:
  Purchases..............     --            --            629,105        --
  Net transfers..........    19,222         5,601        (242,885)         4,910
  Surrenders.............    (1,388)         (233)        (14,557)          (404)
  Cost of insurance......      (429)          (59)         (5,488)          (117)
                           -----------   -----------   -----------       -------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    17,405         5,309         366,175          4,389
                           -----------   -----------   -----------       -------
  Total increase
    (decrease) in net
    assets...............    20,410         6,275         367,997          8,206
NET ASSETS:
  Beginning of period....    64,588         1,067          47,514         20,029
                           -----------   -----------   -----------       -------
  End of period..........    $84,998       $7,342       $ 415,511        $28,235
                           -----------   -----------   -----------       -------
                           -----------   -----------   -----------       -------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31,
  1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   -----------   ---------------
OPERATIONS:
  Net investment income
    (loss)...............    $  389        $    3       $     286        $    53
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      (484)           64              --           (129)
                           -----------   -----------   -----------       -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........       (95)           67             286            (76)
                           -----------   -----------   -----------       -------
UNIT TRANSACTIONS:
  Purchases..............     1,000         1,000         176,110          1,000
  Net transfers..........    63,683            --        (127,365)        19,105
  Surrenders.............        --            --          (1,225)            --
  Cost of insurance......        --            --            (292)            --
                           -----------   -----------   -----------       -------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    64,683         1,000          47,228         20,105
                           -----------   -----------   -----------       -------
  Total increase
    (decrease) in net
    assets...............    64,588         1,067          47,514         20,029
NET ASSETS:
  Beginning of period....        --            --              --             --
                           -----------   -----------   -----------       -------
  End of period..........    $64,588       $1,067       $  47,514        $20,029
                           -----------   -----------   -----------       -------
                           -----------   -----------   -----------       -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPTIAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND     FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $    22           $   23         $    49          $   36           $   20          $    18
  Capital gains income...          385           --                 574           2,408               30               91
  Net realized gain
    (loss) on security
    transactions.........           26           --                  41              41               13          --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        1,758               21           2,066           1,654              763              491
                               -------           ------       -----------       -------           ------          -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........        2,191               44           2,730           4,139              826              600
                               -------           ------       -----------       -------           ------          -------
UNIT TRANSACTIONS:
  Purchases..............      --                --              --             --                --              --
  Net transfers..........       26,352            1,712          22,025          26,693            8,271           10,743
  Surrenders.............         (737)             (31)           (902)         (1,415)            (531)             (34)
  Cost of insurance......         (275)              (1)           (919)           (415)             (48)             (25)
                               -------           ------       -----------       -------           ------          -------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       25,340            1,680          20,204          24,863            7,692           10,684
                               -------           ------       -----------       -------           ------          -------
  Total increase
    (decrease) in net
    assets...............       27,531            1,724          22,934          29,002            8,518           11,284
NET ASSETS:
  Beginning of period....        1,044            1,025           1,071          20,421            1,068            1,056
                               -------           ------       -----------       -------           ------          -------
  End of period..........      $28,575           $2,749         $24,005          $49,423          $9,586          $12,340
                               -------           ------       -----------       -------           ------          -------
                               -------           ------       -----------       -------           ------          -------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND     FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $     2           $   14         $     5          $   25           $    6          $    --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........           42               11              66             291               62               56
                               -------           ------       -----------       -------           ------          -------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........           44               25              71             316               68               56
                               -------           ------       -----------       -------           ------          -------
UNIT TRANSACTIONS:
  Purchases..............        1,000            1,000           1,000           1,000            1,000            1,000
  Net transfers..........           --               --              --          19,105               --               --
  Surrenders.............           --               --              --              --               --               --
  Cost of insurance......           --               --              --              --               --               --
                               -------           ------       -----------       -------           ------          -------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....        1,000            1,000           1,000          20,105            1,000            1,000
                               -------           ------       -----------       -------           ------          -------
  Total increase
    (decrease) in net
    assets...............        1,044            1,025           1,071          20,421            1,068            1,056
NET ASSETS:
  Beginning of period....           --               --              --              --               --               --
                               -------           ------       -----------       -------           ------          -------
  End of period..........      $ 1,044           $1,025         $ 1,071          $20,421          $1,068          $ 1,056
                               -------           ------       -----------       -------           ------          -------
                               -------           ------       -----------       -------           ------          -------

                           FIDELITY VIP    FIDELITY VIP II
                           OVERSEAS FUND  ASSET MANAGER FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   38           $   37
  Capital gains income...         150               92
  Net realized gain
    (loss) on security
    transactions.........           2                2
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         227               82
                               ------           ------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         417              213
                               ------           ------
UNIT TRANSACTIONS:
  Purchases..............      --              --
  Net transfers..........       4,347            2,326
  Surrenders.............         (62)             (20)
  Cost of insurance......         (38)              (1)
                               ------           ------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       4,247            2,305
                               ------           ------
  Total increase
    (decrease) in net
    assets...............       4,664            2,518
NET ASSETS:
  Beginning of period....       1,044            1,050
                               ------           ------
  End of period..........      $5,708           $3,568
                               ------           ------
                               ------           ------
                           FIDELITY VIP    FIDELITY VIP II
                           OVERSEAS FUND  ASSET MANAGER FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
OPERATIONS:
  Net investment income
    (loss)...............      $   --           $   --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........          44               50
                               ------           ------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........          44               50
                               ------           ------
UNIT TRANSACTIONS:
  Purchases..............       1,000            1,000
  Net transfers..........          --               --
  Surrenders.............          --               --
  Cost of insurance......          --               --
                               ------           ------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....       1,000            1,000
                               ------           ------
  Total increase
    (decrease) in net
    assets...............       1,044            1,050
NET ASSETS:
  Beginning of period....          --               --
                               ------           ------
  End of period..........      $1,044           $1,050
                               ------           ------
                               ------           ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT VARIABLE LIFE TWO
--------------------------------------------------------------------------------

 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in the Funds as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
   SEPARATE ACCOUNT FIVE

                   [STAG]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997

                                                           MONEY       ADVISERS
                            BOND FUND     STOCK FUND    MARKET FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   -----------   -----------   -----------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          2,237,511
    Cost                          $ 2,222,848
    Market Value.........   $2,266,827        --            --            --
  Hartford Stock Fund,
    Inc.
    Shares                          5,139,753
    Cost                          $19,674,058
    Market Value.........      --         $24,624,429       --            --
  HVA Money Market Fund,
    Inc.
    Shares                         11,850,820
    Cost                          $11,850,820
    Market Value.........      --             --        $11,850,820       --
  Hartford Advisers Fund,
    Inc.
    Shares                         13,132,217
    Cost                          $26,911,387
    Market Value.........      --             --            --        $31,369,847
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          8,123,969
    Cost                          $29,290,975
    Market Value.........      --             --            --            --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            907,955
    Cost                          $  954,878
    Market Value.........      --             --            --            --
  Hartford Index Fund,
    Inc.
    Shares                          3,010,450
    Cost                          $ 6,638,228
    Market Value.........      --             --            --            --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          7,156,913
    Cost                          $ 9,507,131
    Market Value.........      --             --            --            --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          9,671,051
    Cost                          $14,114,261
    Market Value.........      --             --            --            --
  Hartford International
    Advisers Fund, Inc.
    Shares                          1,679,022
    Cost                          $ 1,923,345
    Market Value.........      --             --            --            --
  Hartford Small Company
    Fund, Inc.
    Shares                            219,004
    Cost                          $  236,355
    Market Value.........      --             --            --            --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....        1,566        76,166        --           228,212
  Receivable from fund
    shares sold..........      --             --           458,982        --
                           ------------   -----------   -----------   -----------
  Total Assets...........    2,268,393    24,700,595    12,309,802    31,598,059
                           ------------   -----------   -----------   -----------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....      --             --           458,029        --
  Payable for fund shares
    purchased............        1,563        76,145        --           228,060
                           ------------   -----------   -----------   -----------
  Total Liabilities......        1,563        76,145       458,029       228,060
                           ------------   -----------   -----------   -----------
  Net Assets (variable
    life contract
    liabilities).........   $2,266,830    $24,624,450   $11,851,773   $31,369,999
                           ------------   -----------   -----------   -----------
                           ------------   -----------   -----------   -----------
  Units owned by
    participants.........    1,783,232    12,224,217    10,403,183    18,188,712
  Unit Price.............   $1.2711920    $ 2.014399    $ 1.139245    $ 1.724696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND   INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.
    Shares                          2,237,511
    Cost                          $ 2,222,848
    Market Value.........       --                --              --             --                 --             --
  Hartford Stock Fund,
    Inc.
    Shares                          5,139,753
    Cost                          $19,674,058
    Market Value.........       --                --              --             --                 --             --
  HVA Money Market Fund,
    Inc.
    Shares                         11,850,820
    Cost                          $11,850,820
    Market Value.........       --                --              --             --                 --             --
  Hartford Advisers Fund,
    Inc.
    Shares                         13,132,217
    Cost                          $26,911,387
    Market Value.........       --                --              --             --                 --             --
  Hartford Capital
    Appreciation Fund,
    Inc.
    Shares                          8,123,969
    Cost                          $29,290,975
    Market Value.........    $33,653,995          --              --             --                 --             --
  Hartford Mortgage
    Securities Fund, Inc.
    Shares                            907,955
    Cost                          $  954,878
    Market Value.........       --              $ 971,197         --             --                 --             --
  Hartford Index Fund,
    Inc.
    Shares                          3,010,450
    Cost                          $ 6,638,228
    Market Value.........       --                --          $7,917,559         --                 --             --
  Hartford International
    Opportunities Fund,
    Inc.
    Shares                          7,156,913
    Cost                          $ 9,507,131
    Market Value.........       --                --              --          $10,266,470           --             --
  Hartford Dividend and
    Growth Fund, Inc.
    Shares                          9,671,051
    Cost                          $14,114,261
    Market Value.........       --                --              --             --             $17,284,538        --
  Hartford International
    Advisers Fund, Inc.
    Shares                          1,679,022
    Cost                          $ 1,923,345
    Market Value.........       --                --              --             --                 --          $2,018,485
  Hartford Small Company
    Fund, Inc.
    Shares                            219,004
    Cost                          $  236,355
    Market Value.........       --                --              --             --                 --             --
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....        134,881              249        158,979           72,638           195,778            564
  Receivable from fund
    shares sold..........       --                --              --             --                 --             --
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
  Total Assets...........     33,788,876          971,446      8,076,538       10,339,108        17,480,316      2,019,049
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....       --                --              --             --                 --             --
  Payable for fund shares
    purchased............        135,549              248        158,844           72,625           195,735            562
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
  Total Liabilities......        135,549              248        158,844           72,625           195,735            562
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
  Net Assets (variable
    life contract
    liabilities).........    $33,653,327        $ 971,198     $7,917,694      $10,266,483       $17,284,581     $2,018,487
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
  Units owned by
    participants.........     18,750,440          767,721      3,966,073        7,103,451         8,674,020      1,443,546
  Unit Price.............    $  1.794802        $1.265041     $ 1.996356      $  1.445281       $  1.992684     $ 1.398284

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
    Inc.

    Shares

    Cost
    Market Value.........
  HVA Money Market Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
    Appreciation Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
    Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Opportunities Fund,
    Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
    Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
    Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Small Company
    Fund, Inc.

    Shares

    Cost
    Market Value.........   $ 257,436
  Due from ITT Hartford
    Life and Annuity
    Insurance Company....      --
  Receivable from fund
    shares sold..........          14
                           ------------
  Total Assets...........     257,450
                           ------------
LIABILITIES:
  Due to ITT Hartford
    Life and Annuity
    Insurance Company....          28
  Payable for fund shares
    purchased............      --
                           ------------
  Total Liabilities......          28
                           ------------
  Net Assets (variable
    life contract
    liabilities).........   $ 257,422
                           ------------
                           ------------
  Units owned by
    participants.........     237,005
  Unit Price.............   $1.086144

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ------------   -------------
INVESTMENT INCOME:
  Dividends..............    $44,059     $    65,122     $305,261      $  198,523
                           -----------   -----------   ------------   -------------
CAPITAL GAINS INCOME.....     --             904,272       --           1,045,984
                           -----------   -----------   ------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........        597          10,524       --               1,708
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     34,407       3,070,836       --           2,725,131
                           -----------   -----------   ------------   -------------
    Net gain (losses) on
     investments.........     35,004       3,081,360       --           2,726,839
                           -----------   -----------   ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $79,063     $ 4,050,754     $305,261      $3,971,346
                           -----------   -----------   ------------   -------------
                           -----------   -----------   ------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND   INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   59,166          $18,578      $    30,326       $  8,358         $   93,086     $ 72,657
                          -----------------      -------      -----------       --------       -------------  -------------
CAPITAL GAINS INCOME.....     1,971,454          --               474,812        587,257            328,863        4,846
                          -----------------      -------      -----------       --------       -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........          (602)              31           (1,141)           644             (4,584)         314
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     2,087,060           12,832          718,146        333,296          2,059,780       67,990
                          -----------------      -------      -----------       --------       -------------  -------------
    Net gain (losses) on
     investments.........     2,086,458           12,863          717,005        333,940          2,055,196       68,304
                          -----------------      -------      -----------       --------       -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,117,078          $31,441      $ 1,222,143       $929,555         $2,477,145     $145,807
                          -----------------      -------      -----------       --------       -------------  -------------
                          -----------------      -------      -----------       --------       -------------  -------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............    $     1
                           ------------
CAPITAL GAINS INCOME.....        284
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on security
    transactions.........       (160)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     21,017
                           ------------
    Net gain (losses) on
     investments.........     20,857
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $21,142
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
    (loss)............... $   44,059   $     65,122  $     305,261   $   198,523
  Capital gains income...     --            904,272       --           1,045,984
  Net realized gain
    (loss) on security
    transactions.........        597         10,524       --               1,708
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     34,407      3,070,836       --           2,725,131
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     79,063      4,050,754        305,261     3,971,346
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............         17         50,241     29,214,459       233,543
  Net transfers..........    479,492      5,698,619    (28,459,816)    6,180,317
  Surrenders.............    (15,780)      (343,140)      (113,302)     (390,591)
  Loan withdrawals.......     (1,004)       (39,860)      (676,157)      (75,713)
  Cost of insurance......     (6,559)       (61,645)       (50,336)      (85,768)
                          -----------  ------------  -------------  -------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    456,166      5,304,215        (85,152)    5,861,788
                          -----------  ------------  -------------  -------------
  Total increase
    (decrease) in net
    assets...............    535,229      9,354,969        220,109     9,833,134
NET ASSETS:
  Beginning of period....  1,731,601     15,269,481     11,631,664    21,536,865
                          -----------  ------------  -------------  -------------
  End of period.......... $2,266,830   $ 24,624,450  $  11,851,773   $31,369,999
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
    (loss)............... $   61,277   $    140,710  $     404,912   $   357,873
  Capital gains income...     --            185,013       --             116,357
  Net realized gain
    (loss) on security
    transactions.........       (451)           524       --                 415
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      2,527      1,657,996       --           1,542,513
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     63,353      1,984,243        404,912     2,017,158
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --                 29     68,474,293        17,409
  Net transfers..........  1,407,699      9,799,913    (59,831,330)   15,943,206
  Surrenders.............    (40,106)      (233,750)      (203,050)     (281,648)
  Net loan withdrawals...     --            (71,384)    (1,787,588)      (82,526)
  Cost of insurance and
    other fees...........     (5,636)       (53,381)       (82,442)      (79,595)
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........  1,361,957      9,441,427      6,569,883    15,516,846
                          -----------  ------------  -------------  -------------
  Total increase
    (decrease) in net
    assets...............  1,425,310     11,425,670      6,974,795    17,534,004
NET ASSETS:
  Beginning of period....    306,291      3,843,811      4,656,869     4,002,861
                          -----------  ------------  -------------  -------------
  End of period.......... $1,731,601   $ 15,269,481  $  11,631,664   $21,536,865
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------

 * From inception, August 1, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
    (loss)...............    $    59,166        $ 18,578      $   30,326       $    8,358      $    93,086     $   72,657
  Capital gains income...      1,971,454         --              474,812          587,257          328,863          4,846
  Net realized gain
    (loss) on security
    transactions.........           (602)             31          (1,141)             644           (4,584)           314
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      2,087,060          12,832         718,146          333,296        2,059,780         67,990
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      4,117,078          31,441       1,222,143          929,555        2,477,145        145,807
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............        103,252         --                   28           40,039              156            140
  Net transfers..........      6,043,405         268,911       1,558,345        2,806,516        4,711,436        487,080
  Surrenders.............       (354,457)         (6,902)        (82,587)        (151,778)        (128,368)       (14,104)
  Loan withdrawals.......        (25,252)           (498)        (14,744)           2,256          (24,910)        (1,656)
  Cost of insurance......        (85,912)         (2,843)        (21,349)         (26,378)         (42,505)        (5,672)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....      5,681,036         258,668       1,439,693        2,670,655        4,515,809        465,788
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
    (decrease) in net
    assets...............      9,798,114         290,109       2,661,836        3,600,210        6,992,954        611,595
NET ASSETS:
  Beginning of period....     23,855,213         681,089       5,255,858        6,666,273       10,291,627      1,406,892
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $33,653,327        $971,198      $7,917,694       $10,266,483     $17,284,581     $2,018,487
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
    (loss)...............    $   100,190        $ 24,643      $   56,990       $   75,641      $   128,284     $   33,540
  Capital gains income...        542,857         --               18,617           46,012           41,509         28,341
  Net realized gain
    (loss) on security
    transactions.........         (2,788)           (687)          3,838              (26)            (280)            38
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      2,060,719             577         523,283          366,466          967,296         22,219
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      2,700,978          24,533         602,728          488,093        1,136,809         84,138
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............             29         --               --             --                --             --
  Net transfers..........     14,180,908         513,118       4,159,498        5,005,094        7,624,232      1,187,324
  Surrenders.............       (360,928)        (14,119)        (66,581)        (107,782)        (155,061)       (10,618)
  Net loan withdrawals...        (88,831)             (1)        (65,105)         (24,312)         (39,663)        (7,147)
  Cost of insurance and
    other fees...........        (88,601)         (2,230)        (18,114)         (23,891)         (32,690)        (4,435)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........     13,642,577         496,768       4,009,698        4,849,109        7,396,818      1,165,124
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
    (decrease) in net
    assets...............     16,343,555         521,301       4,612,426        5,337,202        8,533,627      1,249,262
NET ASSETS:
  Beginning of period....      7,511,658         159,788         643,432        1,329,071        1,758,000        157,633
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $23,855,213        $681,089      $5,255,858       $6,666,273      $10,291,627     $1,406,895
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
    (loss)...............    $     1
  Capital gains income...        284
  Net realized gain
    (loss) on security
    transactions.........       (160)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     21,017
                           ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     21,142
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........    225,702
  Surrenders.............       (203)
  Loan withdrawals.......       (275)
  Cost of insurance......       (346)
                           ------------
  Total increase
    (decrease) in net
    assets resulting from
    unit transactions....    224,878
                           ------------
  Total increase
    (decrease) in net
    assets...............    246,020
NET ASSETS:
  Beginning of period....     11,402
                           ------------
  End of period..........    $257,422
                           ------------
                           ------------
                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment income
    (loss)...............    $     1
  Capital gains income...     --
  Net realized gain
    (loss) on security
    transactions.........     --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........         64
                           ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........         65
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000
  Net transfers..........     10,337
  Surrenders.............     --
  Net loan withdrawals...     --
  Cost of insurance and
    other fees...........     --
                           ------------
  Net increase (decrease)
    in net assets
    resulting from unit
    transactions.........     11,337
                           ------------
  Total increase
    (decrease) in net
    assets...............     11,402
NET ASSETS:
  Beginning of period....     --
                           ------------
  End of period..........    $11,402
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------

 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the Funds) as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

   HARTFORD MUTUAL FUNDS
   SCHEDULE OF INVESTMENTS

                   [STAG]

 HARTFORD BOND FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 U.S. TREASURIES & FEDERAL AGENCIES -- 21.7%
              U.S. TREASURY NOTES -- 9.3%
 $ 1,100,000    5.00% due 01/31/98..........  $   1,095,532
   5,100,000    5.00% due 02/15/99..........      5,020,313
   3,900,000    5.625% due 11/30/98.........      3,881,721
   2,000,000    5.875% due 08/15/98.........      1,999,376
   1,300,000    5.875% due 10/31/98.........      1,298,375
   5,950,000    6.00% due 05/31/98..........      5,959,300
   1,000,000    6.00% due 08/31/97..........      1,000,625
   4,000,000    6.125% due 08/31/98.........      4,010,000
   3,300,000    6.25% due 07/31/98..........      3,314,438
   1,000,000    6.75% due 05/31/99..........      1,011,563
   6,000,000    6.75% due 06/30/99..........      6,073,128
   2,450,000    6.75% due 07/31/99..........      2,485,986
     100,000    6.875% due 08/31/99.........        101,500
   4,900,000    7.25% due 02/15/98..........      4,944,409
     100,000    7.50% due 10/31/99..........        102,844
                                              -------------
                                                 42,299,110
                                              -------------
              U.S. TREASURY BONDS -- 4.9%
   5,500,000    6.50% due 11/15/26..........      5,271,409
   1,692,000    6.75% due 08/15/26..........      1,674,023
   2,980,000    6.875% due 08/15/25.........      2,989,313
   3,900,000    8.125% due 08/15/19.........      4,447,221
   6,500,000    8.75% due 05/15/17..........      7,820,313
                                              -------------
                                                 22,202,279
                                              -------------
              U.S. TREASURY STRIPS -- 0.5%
   1,900,000    0.00% due 08/15/15..........        545,034
  12,250,000    0.00% due 11/15/24..........      1,892,870
                                              -------------
                                                  2,437,904
                                              -------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION -- 7.0%
              Pass-Throughs
  25,563,737    6.00% due 05/01/12 -
                05/01/26....................     24,566,167
   4,500,000    6.50% due 07/25/12..........      4,407,181
              Multifamily Dus
   2,957,189    6.48% due 12/01/05..........      2,879,445
                                              -------------
                                                 31,852,793
                                              -------------
              Total U.S. treasuries &
                Federal agencies............  $  98,792,086
                                              -------------
                                              -------------
 CORPORATE BONDS AND NOTES -- 51.6%
              CABLE -- 4.8%
              Continental Cablevision, Inc.
   1,000,000    9.50% due 08/01/13..........  $   1,137,106
              Jones Intercable, Inc.
   5,000,000    8.875% due 04/01/07.........      5,050,000
              Lenfest Communications Inc.
   1,250,000    8.375% due 11/01/05.........      1,229,688
              Rogers Cablesystems Inc.
   5,900,000    9.625% due 08/01/02.........      6,209,750
              Tele-Communications, Inc. MTN
   7,000,000    6.58% due 02/15/05..........      7,150,276
              Tele-Communications, Inc.
   1,000,000    7.875% due 02/15/26.........        953,198
                                              -------------
                                                 21,730,018
                                              -------------
              CHEMICALS -- 0.3%
              Terra Industries Inc.
   1,250,000    10.50% due 06/15/05.........      1,353,125
                                              -------------

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 CORPORATE BONDS AND NOTES -- (CONTINUED)
              COLLEGES -- 0.9%
              Massachusetts Institute of
              Technology
 $ 4,400,000    7.25% due 11/02/2096........  $   4,316,061
                                              -------------
              ENERGY & SERVICES -- 1.6%
              Gulf Canada Resources Ltd.
   3,900,000    8.35% due 08/01/06..........      4,124,250
              Union Oil Co. of California
              MTN
   2,500,000    9.375% due 02/15/11.........      2,949,300
                                              -------------
                                                  7,073,550
                                              -------------
              FINANCIAL SERVICES -- 16.1%
              Abbey National First Capital
   7,575,000    8.20% due 10/15/04..........      8,075,888
              Ahmanson (H.F.) & Co. MTN
   5,500,000    6.35% due 09/01/98..........      5,510,461
              American Re Corp.
   3,700,000    7.45% due 12/15/26..........      3,656,292
              Bayerische Landesbank (NY)
   7,000,000    6.20% due 02/09/06..........      6,664,840
              Charles Schwab Corp. MTN
   3,000,000    6.63% due 08/04/98..........      3,011,895
              Chase Manhattan Corp.
   3,000,000    7.75% due 11/01/99..........      3,085,926
              General Motors Acceptance
              Corp. MTN
   4,000,000    5.875% due 01/12/99.........      3,978,876
              Landeskreditbank
              Baden-Wuerttemberg
   7,900,000    7.625% due 02/01/23.........      8,222,960
              Lehman Brothers Holdings Inc.
   2,850,000    8.875% due 03/01/02.........      3,050,871
              Lehman Brothers Inc.
   3,000,000    10.00% due 05/15/99.........      3,179,760
              Massachusetts Mutual Life
              Insurance Co.*
  11,750,000    7.625% due 11/15/23.........     11,688,665
              Mellon Financial Co.
   4,000,000    6.30% due 06/01/00..........      3,969,500
              Phoenix Home Life Mutual
              Insurance Co.*
   2,750,000    6.95% due 12/01/06..........      2,674,977
              Salomon Inc.
   2,500,000    7.00% due 01/20/98..........      2,512,075
              Societe Generale (NY)
   3,490,000    9.875% due 07/15/03.........      3,963,035
                                              -------------
                                                 73,246,021
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              1.8%
              Ralcorp Holdings Inc.
   7,400,000    8.75% due 09/15/04..........      8,159,891
                                              -------------
              FUNERAL/CEMETERY SERVICES --
              0.9%
              Loewen Group International
              Inc.
   3,900,000    8.25% due 10/15/03..........      4,031,918
                                              -------------
              GAMING -- 0.2%
              Trump Atlantic City Inc.
     900,000    11.25% due 05/01/06.........        877,500
                                              -------------
              HEALTH CARE -- 1.3%
              Tenet Healthcare Corp.
   1,900,000    7.875% due 01/15/03.........      1,895,250
              Tenet Healthcare Corp.
   3,900,000    8.00% due 01/15/05..........      3,909,750
                                              -------------
                                                  5,805,000
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 CORPORATE BONDS AND NOTES -- (CONTINUED)
              HOME BUILDING -- 0.9%
              U.S. Home Corp.
 $ 4,190,000    7.95% due 03/01/01..........  $   4,173,609
                                              -------------
              INDUSTRIAL MATERIALS -- 0.2%
              Borden Chemicals and Plastics
              LP
   1,000,000    9.50% due 05/01/05..........      1,050,000
                                              -------------
              MEDIA & SERVICES -- 1.3%
              Turner Broadcasting System,
              Inc.
   5,900,000    7.40% due 02/01/04..........      5,910,154
                                              -------------
              PACKAGING & CONTAINERS -- 1.8%
              Owens-Illinois Inc.
   1,000,000    8.10% due 05/15/07..........      1,021,219
              Tenneco Inc.
   6,850,000    8.20% due 11/15/99..........      7,110,512
                                              -------------
                                                  8,131,731
                                              -------------
              PAPER & FOREST PRODUCTS --
              1.6%
              Buckeye Cellulose Corp.
   1,395,000    8.50% due 12/15/05..........      1,395,000
              Domtar, Inc.
   4,000,000    9.50% due 08/01/16..........      4,140,000
              Quno Corp.
   1,750,000    9.125% due 05/15/05.........      1,881,250
                                              -------------
                                                  7,416,250
                                              -------------
              REAL ESTATE -- 1.7%
              Duke Realty LP
   5,000,000    7.25% due 09/22/02..........      5,038,920
              ERP Operating LP
   2,500,000    6.59% due 12/22/97..........      2,505,245
                                              -------------
                                                  7,544,165
                                              -------------
              RETAIL -- 2.7%
              K Mart Corp.
   1,000,000    12.50% due 03/01/05.........      1,200,000
              K Mart Corp. MTN
   5,000,000    8.96% due 12/10/19..........      4,706,250
              Proffitt's Inc.
   1,400,000    8.125% due 05/15/04.........      1,403,500
              Stop and Shop Companies, Inc.
   4,585,000    9.75% due 02/01/02..........      5,063,755
                                              -------------
                                                 12,373,505
                                              -------------
              SHIPBUILDING -- 0.5%
              Newport News Shipbuilding Co.
   2,000,000    8.625% due 12/01/06.........      2,070,000
                                              -------------
              TELECOMMUNICATIONS -- 2.4%
              Bell Telephone Co. of
              Pennsylvania
   3,000,000    8.35% due 12/15/30..........      3,485,442
              Chesapeake & Potomac Telephone
              Co. of MD
   1,500,000    8.30% due 08/01/31..........      1,671,021
              Comcast Cellular*
   5,250,000    9.50% due 05/01/07..........      5,263,125
              USW-1 A-2 1997*
   1,360,000    0.00% due 02/01/17..........        294,440
                                              -------------
                                                 10,714,028
                                              -------------
  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
              TRANSPORTATION -- 6.0%
              Continental Airlines, Inc.
 $   900,000    9.50% due 12/15/01..........  $     940,500
              Continental Airlines, Inc.
              1997-1*
  12,000,000    7.461% due 10/01/16.........     12,139,548
              CSX Corp.*
   4,000,000    7.25% due 05/01/04..........      4,044,864
              Norfolk Southern Corp.
   2,650,000    7.80% due 05/15/27..........      2,725,541
              United Air Lines Inc.
   6,400,000    9.75% due 08/15/21..........      7,654,253
                                              -------------
                                                 27,504,706
                                              -------------
              UTILITIES -- 4.6%
              Cleveland Electric
              Illuminating Co.
   1,750,000    7.13% due 07/01/07..........      1,776,250
              CMS Energy Corp.
   1,400,000    8.125% due 05/15/02.........      1,408,956
              Long Island Lighting Co.
   1,835,000    7.625% due 04/15/98.........      1,849,785
              Long Island Lighting Co.
     770,000    8.90% due 07/15/19..........        820,277
              Public Service Electric & Gas
              Co. MBIA Insured
   7,000,000    6.75% due 01/01/16..........      6,586,566
              Public Service Electric & Gas
              Co. MBIA Insured
   4,000,000    7.00% due 09/01/24..........      3,763,824
              Southern Investments UK PLC
   5,000,000    6.80% due 12/01/06..........      4,884,500
                                              -------------
                                                 21,090,158
                                              -------------
              Total corporate bonds and
                notes.......................  $ 234,571,390
                                              -------------
                                              -------------
 FOREIGN/YANKEE BONDS AND NOTES -- 6.8%
              FOREIGN GOVERNMENTS
              Banco Nacional de Comercio
              Exterior SNC
   1,000,000    7.25% due 02/02/04..........  $     931,875
              KFW International Finance Inc.
   5,000,000    7.00% due 03/01/13..........      4,920,110
              Province of Manitoba
   5,000,000    9.625% due 12/01/18.........      6,232,800
              Province of Quebec
   2,400,000    7.125% due 02/09/24.........      2,258,688
              Province of Quebec (FSA
              Insured)
   4,000,000    9.125% due 03/01/00.........      4,263,244
              Republica de Argentina Par
              Bonds
   8,250,000    5.50% due 03/31/23..........      5,723,438
              The Russian Federation*
   2,000,000    10.00% due 06/26/07.........      1,993,000
              United Mexican States Discount
              Bond
   4,750,000    6.84% due 12/31/19..........      4,417,500
                                              -------------
              Total foreign/yankee bonds and
                notes.......................  $  30,740,655
                                              -------------
                                              -------------
 ASSET BACKED SECURITIES -- 3.0%
              Chemical Master Credit Card
              Trust
              Series 96-1, Class A
  11,400,000    5.55% due 09/15/03..........  $  11,071,452
              Oakwood Mortgage Investors,
              Inc.
              Series 94-A, Class B1
   2,460,789    8.40% due 02/15/15..........      2,511,875
                                              -------------
              Total asset-backed
                securities..................  $  13,583,327
                                              -------------
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD BOND FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.0%
              Nationsbank Corp. Series
              97-CTL1,
              Class A1
 $ 9,090,851    7.421% due 06/22/24.........  $   9,272,668
                                              -------------
                                              -------------
 SUPRANATIONAL -- 1.7%
              Inter-American Development
              Bank
   7,400,000    8.50% due 05/01/01..........  $   7,884,996
                                              -------------
                                              -------------
 ENHANCED EQUIPMENT TRUST CERTIFICATES -- 1.7%
              Norwest Airlines Trust Series
              2
   2,440,000    11.30% due 06/21/14.........  $   2,992,992
              U.S. Air Inc. Series Class A
   4,810,797    6.76% due 04/15/08..........      4,686,914
                                              -------------
                                              $   7,679,906
                                              -------------
                                              -------------

   SHARES
 -----------
 PREFERRED STOCKS --2.1%
      10,000  Home Ownership Funding Series
                1997........................  $   9,659,100
                                              -------------
                                              -------------

  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 9.4%
              COMMERCIAL PAPER -- 2.2%
              Merrill Lynch & Co.
 $ 5,000,000    5.56% due 07/17/97..........  $   4,987,644
              NYNEX Corp.
   5,000,000    5.52% due 07/17/97..........      4,987,733
                                              -------------
                                                  9,975,377
                                              -------------
              REPURCHASE AGREEMENT -- 7.2%
  32,590,000  Interest in repurchase
                agreements (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.90% and maturity
                amount of $32,595,341.......     32,590,000
                                              -------------
              Total short-term securities...  $  42,565,377
                                              -------------
                                              -------------
                                                 MARKET
                                                  VALUE
                                              -------------

Total U.S. treasuries & Federal agencies
  (cost $98,234,691).........................   21.7%   $ 98,792,086
Total corporate bonds and notes (cost
  $232,982,563)..............................   51.6     234,571,390
Total foreign/yankee bonds and notes (cost
  $30,191,390)...............................    6.8      30,740,655
Total asset-backed securities (cost
  $13,274,334)...............................    3.0      13,583,327
Total commercial mortgage backed securities
  (cost $9,271,601)..........................    2.0       9,272,668
Total supranational (cost $7,899,616)........    1.7       7,884,996
Total enhanced equipment trust certificates
  (cost $7,558,012)..........................    1.7       7,679,906
Total preferred stocks (cost $10,000,000)....    2.1       9,659,100
Total short-term securities (cost
  $42,565,377)...............................    9.4      42,565,377
                                               ------   ------------
Total investment in securities
  (Identified cost $451,977,584).............  100.0%   $454,749,505
                                               ------   ------------
                                               ------   ------------

* Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD STOCK FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                   MARKET
    SHARES                                          VALUE
 ------------                                  ---------------
 COMMON STOCKS -- 96.2%
               AEROSPACE & DEFENSE -- 3.6%
    1,600,000  Boeing Co.....................  $    84,900,000
      700,000  United Technologies Corp......       58,100,000
                                               ---------------
                                                   143,000,000
                                               ---------------
               BUSINESS SERVICES -- 1.0%
      700,000  Fluor Corp....................       38,631,250
                                               ---------------
               COMMUNICATIONS EQUIPMENT --
               4.5%
     *750,000  Cisco Systems, Inc............       50,343,750
      350,000  Ericsson (L.M.) Telephone
                 ADR.........................       13,781,250
      595,000  General Motors Corp. Class
                 H...........................       34,361,250
      543,529  Lucent Technologies, Inc......       39,168,059
      555,000  Motorola, Inc.................       42,180,000
                                               ---------------
                                                   179,834,309
                                               ---------------
               COMPUTERS & OFFICE
               EQUIPMENT -- 4.8%
     *630,000  Adaptec, Inc..................       21,892,500
     *541,800  EMC Corp......................       21,130,200
      880,000  International Business
                 Machines Corp...............       79,365,000
      900,000  Xerox Corp....................       70,987,500
                                               ---------------
                                                   193,375,200
                                               ---------------
               CONSUMER DURABLES -- 0.3%
     *287,500  Hertz Corp. Class A...........       10,350,000
                                               ---------------
               CONSUMER NON-DURABLES -- 6.2%
      520,000  Colgate Palmolive Co..........       33,930,000
      400,000  Estee Lauder Co. Class A......       20,100,000
      350,000  Gillette Co...................       33,162,500
    1,125,000  Kimberly-Clark Corp...........       55,968,750
      525,000  NIKE, Inc. Class B............       30,646,875
      550,000  Proctor & Gamble Co...........       77,687,500
                                               ---------------
                                                   251,495,625
                                               ---------------
               CONSUMER SERVICES -- 1.5%
     *374,548  Autotote (Unregistered
                 Shares).....................          280,910
      250,000  Eastman Kodak.................       19,187,500
   *1,550,000  Mirage Resorts................       39,137,500
                                               ---------------
                                                    58,605,910
                                               ---------------
               ELECTRONICS -- 6.3%
     *710,000  Analog Devices................       18,859,375
    2,600,000  General Electric Co...........      169,975,000
      460,000  Intel Corp....................       65,233,750
                                               ---------------
                                                   254,068,125
                                               ---------------
               ENERGY & SERVICES -- 8.3%
      530,000  Amoco Corp....................       46,076,875
      600,000  Chevron Corp..................       44,362,500
      850,000  Exxon Corp....................       52,275,000
    1,680,000  Royal Dutch Petroleum Co......       91,350,000
      550,000  Schlumberger Ltd..............       68,750,000
      628,778  Union Pacific Resources Group,
                 Inc.........................       15,640,853
      440,000  Unocal Corp...................       17,077,500
                                               ---------------
                                                   335,532,728
                                               ---------------

    SHARES                                         MARKET
 ------------                                       VALUE
                                               ---------------
               FINANCIAL SERVICES -- 16.1%
      290,000  Ace Ltd.......................  $    21,423,750
      940,000  Allstate Corp.................       68,620,000
      950,000  American Express Co...........       70,775,000
      300,000  American International Group,
                 Inc.........................       44,812,500
      500,000  Associates First Capital
                 Corp........................       27,750,000
      620,000  Citicorp......................       74,748,750
      200,000  Federal National Mortgage
                 Association.................        8,725,000
      285,000  First Bank System, Inc........       24,331,875
      100,000  First Union Corp..............        9,250,000
    1,000,000  Marsh & McLennan Cos., Inc....       71,375,000
    1,400,000  Merrill Lynch & Co., Inc......       83,475,000
      250,000  NationsBank Corp..............       16,125,000
    1,000,000  State Street Corp.............       46,250,000
    1,420,000  Travelers Group, Inc. (The)...       89,548,750
                                               ---------------
                                                   657,210,625
                                               ---------------
               FOOD, BEVERAGE & TOBACCO --
               1.0%
      950,000  Sara Lee Corp.................       39,543,750
                                               ---------------
               HEALTH CARE -- 16.2%
      900,000  Abbott Laboratories...........       60,075,000
      825,000  American Home Products
                 Corp........................       63,112,500
      620,000  Bristol-Myers Squibb Co.......       50,220,000
    1,000,000  Columbia/HCA Healthcare
                 Corp........................       39,312,500
      900,000  Johnson & Johnson.............       57,937,500
      620,000  Merck & Co., Inc..............       64,170,000
      525,000  Pfizer, Inc...................       62,737,500
    1,450,000  Pharmacia & Upjohn, Inc.......       50,387,500
      460,000  Rhone-Poulenc S.A. ADR........       19,147,500
      565,000  SmithKline Beecham PLC ADR....       51,768,125
     *630,000  Tenet Healthcare Corp.........       18,624,375
      550,000  United Healthcare Corp........       28,600,000
     *471,400  Vencor, Inc...................       19,916,650
      375,000  Warner-Lambert Co.............       46,593,750
     *400,000  Wellpoint Health Networks.....       18,350,000
                                               ---------------
                                                   650,952,900
                                               ---------------
               INDUSTRIAL MATERIALS -- 3.9%
      700,000  Crown Cork & Seal, Inc........       37,406,250
      800,000  du Pont (ei) de Nemours &
                 Co..........................       50,300,000
      645,000  Phelps Dodge Corp.............       54,945,938
     *406,100  Santa Fe International
                 Corp........................       13,807,400
                                               ---------------
                                                   156,459,588
                                               ---------------
               MANUFACTURING -- 2.6%
      375,000  Caterpillar, Inc..............       40,265,625
      455,000  Minnesota Mining &
                 Manufacturing Co............       46,410,000
      212,400  Perkin Elmer..................       16,899,075
                                               ---------------
                                                   103,574,700
                                               ---------------
               MEDIA & SERVICES -- 3.0%
     *358,700  Clear Channel
                 Communications..............       22,060,050
      835,000  Gannett Co., Inc..............       82,456,250
      764,437  Gaylord Entertainment Class
                 A...........................       17,629,828
                                               ---------------
                                                   122,146,128
                                               ---------------
               RETAIL -- 8.2%
      750,000  CVS Corp......................       38,437,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD STOCK FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

    SHARES                                         MARKET
 ------------                                       VALUE
                                               ---------------
 COMMON STOCKS -- (CONTINUED)
               RETAIL -- (CONTINUED)
      635,000  Home Depot, Inc. (The)........  $    43,775,313
    1,710,000  McDonalds Corp................       82,614,375
     *355,000  Saks Holding, Inc.............        8,875,000
      660,000  Sears, Roebuck & Co...........       35,475,000
     *800,000  Toys "R" Us, Inc..............       28,000,000
    2,800,000  Wal-Mart Stores, Inc..........       94,675,000
                                               ---------------
                                                   331,852,188
                                               ---------------
               SOFTWARE & SERVICES -- 4.3%
      350,000  Automatic Data Processing
                 Inc.........................       16,450,000
     *450,000  Computer Sciences Corp........       32,456,250
    1,100,000  First Data Corp...............       48,331,250
     *600,000  Microsoft Corp................       75,825,000
                                               ---------------
                                                   173,062,500
                                               ---------------
               TRANSPORTATION -- 2.3%
    1,350,000  Southwest Airlines Co.........       34,931,250
      800,000  Union Pacific Corp............       56,400,000
                                               ---------------
                                                    91,331,250
                                               ---------------
               UTILITIES -- 2.1%
    1,350,000  SBC Communications, Inc.......       83,531,250
                                               ---------------
               Total common stocks...........  $ 3,874,558,026
                                               ---------------
                                               ---------------
  PRINCIPAL                                        MARKET
    AMOUNT                                          VALUE
 ------------                                  ---------------
 SHORT-TERM SECURITIES -- 3.8%

               REPURCHASE AGREEMENT
 $152,805,000  Interest in repurchase
                 agreements (U.S. Treasury
                 obligations), in a joint
                 trading account dated
                 06/30/97 due 07/01/97 with a
                 yield of 5.9427% and
                 maturity amount of
                 $152,830,224................  $   152,805,000
                                               ---------------
                                               ---------------

 Total common stocks (cost $2,557,448,890)....   96.2 %  $3,874,558,026
 Total short-term securities (cost
   $152,805,000)..............................    3.8       152,805,000
                                                ------   --------------
 Total investments (cost $2,710,253,890)......  100.0%   $4,027,363,026
                                                ------   --------------
                                                ------   --------------

 * Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HVA MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                     AMORTIZED
  PRINCIPAL                                           COST AND
   AMOUNT                                              VALUE
 -----------                                       --------------
 SHORT-TERM SECURITIES -- 78.9%
              CERTIFICATE OF DEPOSIT -- 2.5%
              Bank Of Tokyo Mitsubishi
 $14,700,000    5.66% due 08/29/97...............  $   14,700,000
                                                   --------------
              COMMERCIAL PAPER -- 66.0%
              Abbey National North America
  10,000,000    5.42% due 07/11/97...............       9,984,944
              American Home Food Products Corp.
  10,000,000    5.65% due 07/28/97...............       9,957,625
              American Home Products Corp.
  10,000,000    5.66% due 07/24/97...............       9,963,839
              ANZ (Delaware) Inc.
  10,000,000    5.60% due 07/02/97...............       9,998,444
              Aristar Inc.
  10,000,000    5.67% due 09/15/97...............       9,880,300
              Association Corp. of North America
  20,000,000    5.55% due 09/17/97...............      19,759,500
              Bank Of Montreal
  10,000,000    5.38% due 07/03/97...............       9,997,011
              Bradford & Bingley Building Society
   5,000,000    5.40% due 07/14/97...............       4,990,250
              Countrywide Home Loan
   5,000,000    5.67% due 07/24/97...............       4,981,888
              Countrywide Home Loan
  10,000,000    5.60% due 08/27/97...............       9,911,333
              CS First Boston Inc.
  10,000,000    5.62% due 07/14/97...............       9,979,708
              Daimler Benz N.A. Corp.
  11,700,000    5.39% due 08/05/97...............      11,638,689
              Finova Capital Corp.
   4,700,000    5.42% due 07/11/97...............       4,692,924
              General Electric Capital Corp.
   9,500,000    5.56% due 08/28/97...............       9,414,901
              General Signal Corp.
  10,500,000    5.67% due 07/16/97...............      10,475,194
              Goldman Sachs Group LP
  10,000,000    5.60% due 09/04/97...............       9,898,889
              Goldman Sachs Group LP
  10,000,000    5.60% due 09/03/97...............       9,900,444
              GTE Corp.
  10,000,000    5.60% due 09/22/97...............       9,870,889
              J.P. Morgan
  10,000,000    5.55% due 09/23/97...............       9,870,500
              MCI Communications
  10,000,000    5.44% due 07/14/97...............       9,980,356
              MCI Communications
   5,000,000    5.53% due 07/07/97...............       4,995,392
              Merrill Lynch & Co., Inc.
  10,000,000    5.60% due 08/25/97...............       9,914,444
              Merrill Lynch & Co., Inc.
  10,000,000    5.65% due 07/23/97...............       9,965,472
              Monsanto Co.
  10,000,000    5.62% due 08/12/97...............       9,934,433
              Morgan Stanley Group
  10,000,000    5.55% due 08/21/97...............       9,921,375
              National Rural Utilities
  10,000,000    5.64% due 07/29/97...............       9,956,133

                                                     AMORTIZED
  PRINCIPAL                                           COST AND
   AMOUNT                                              VALUE
 -----------                                       --------------
              COMMERCIAL PAPER -- (CONTINUED)
              Nationwide Building Society
 $15,000,000    5.38% due 07/11/97...............  $   14,977,584
              Nordbanken North America
  10,000,000    5.60% due 08/20/97...............       9,922,222
              Nordbanken North America
  10,000,000    5.62% due 07/01/97...............      10,000,000
              Rubbermaid Inc.
   6,500,000    5.58% due 08/04/97...............       6,465,745
              Sanwa Business Credit Corp.
  10,000,000    5.71% due 08/06/97...............       9,942,900
              Sanwa Business Credit Corp.
   5,000,000    5.71% due 08/14/97...............       4,965,106
              Sharp Electronics Corp.
  10,000,000    5.55% due 08/01/97...............       9,952,208
              Stanley Works
   7,400,000    5.62% due 08/14/97...............       7,349,170
              Sumitomo Bank
  15,000,000    5.78% due 08/12/97...............      14,898,850
              Toronto-Dominion Holdings
  10,000,000    5.45% due 10/01/97...............       9,860,722
              Volkswagon of America
  10,000,000    5.64% due 07/21/97...............       9,968,667
              Westpac Capital Corp.
  10,000,000    5.60% due 09/05/97...............       9,897,333
              Zeneca Inc.
  10,000,000    5.60% due 08/22/97...............       9,919,111
              Zeneca Inc.
  10,000,000    5.63% due 07/22/97...............       9,967,158
                                                   --------------
                                                      387,921,653
                                                   --------------
              REPURCHASE AGREEMENT -- 10.4%
  61,375,000  Interest in repurchase agreements
                (U.S. Treasury obligations), in a
                joint trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9% and maturity amount
                of $61,385,059...................      61,375,000
                                                   --------------
              Total short-term securities........  $  463,996,653
                                                   --------------
                                                   --------------
 CORPORATE NOTES -- 21.1%
              American Honda Finance Corp.
  10,000,000    5.81% due 06/16/98...............  $   10,000,000
              American Honda Finance Corp.**
   5,000,000    5.53% due 08/15/97...............       5,000,000
              Bear Stearns Companies, Inc.
   5,000,000    6.74% due 03/09/98...............       5,016,964
              Caterpillar Financial Services
  10,000,000    5.76% due 04/13/98...............      10,000,000
              Chrysler Financial Corp.
   4,000,000    6.11% due 07/31/97...............       4,000,580
              Chrysler Financial Corp.
  10,000,000    5.76% 02/02/98...................      10,014,662
              Finova Capital Corp.
  15,000,000    6.50% due 03/06/98...............      15,027,710
              General Motors Acceptance Corp.
   5,000,000    5.50% due 04/17/98...............       5,000,911

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HVA MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                     AMORTIZED
  PRINCIPAL                                           COST AND
   AMOUNT                                              VALUE
 -----------                                       --------------
 CORPORATE NOTES -- (CONTINUED)
              General Motors Acceptance Corp.
 $ 9,000,000    5.85% due 04/17/98...............  $    9,001,991
              IBM Credit Corp.
  10,250,000    5.69% due 06/05/98...............      10,243,983
              Morgan Stanley Group
  10,000,000    5.76% due 05/18/98...............      10,000,000
              Sears Roebuck Acceptance Corp.
  10,500,000    5.62% due 10/02/97...............      10,498,910
              Wells Fargo
  10,200,000    5.63% due 09/05/97...............      10,201,432
              Wells Fargo
  10,000,000    5.82% due 07/01/98...............      10,010,690
                                                   --------------
              Total corporate notes..............  $  124,017,833
                                                   --------------
                                                   --------------
                                                     AMORTIZED
                                                      COST AND
                                                       VALUE
                                                   --------------

Total short-term securities (cost
  $463,996,653).............................   78.9 %  $463,996,653
Total corporate notes (cost $124,017,833)...   21.1     124,017,833
                                              ------   ------------
Total investment in securities (Identified
  cost $588,014,486)*.......................  100.0 %  $588,014,486
                                              ------   ------------
                                              ------   ------------

 * Aggregate cost for Federal income tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD ADVISERS FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                  MARKET
   SHARES                                          VALUE
 -----------                                  ---------------
 COMMON STOCKS -- 69.7%
              AEROSPACE & DEFENSE -- 2.5%
   2,000,000  Boeing Co.....................  $   106,125,000
     908,000  United Technologies Corp......       75,364,000
                                              ---------------
                                                  181,489,000
                                              ---------------
              BUSINESS SERVICES -- 0.7%
     900,000  Fluor Corp....................       49,668,750
                                              ---------------
              COMMUNICATIONS EQUIPMENT --
              3.1%
    *905,000  Cisco Systems, Inc............       60,748,125
     400,000  Ericsson (L.M.) Telephone
                ADR.........................       15,750,000
     780,000  General Motors Class H........       45,045,000
     712,746  Lucent Technologies Corp......       51,362,259
     675,000  Motorola, Inc.................       51,300,000
                                              ---------------
                                                  224,205,384
                                              ---------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 3.5%
    *860,000  Adaptec, Inc..................       29,885,000
    *706,500  EMC Corp......................       27,553,500
   1,100,000  International Business
                Machines Corp...............       99,206,250
   1,260,000  Xerox Corp....................       99,382,500
                                              ---------------
                                                  256,027,250
                                              ---------------
              CONSUMER DURABLES -- 0.1%
    *327,500  Hertz Corp. Class A...........       11,790,000
                                              ---------------
              CONSUMER NON-DURABLES -- 4.4%
     730,000  Colgate Palmolive Co..........       47,632,500
     500,000  Estee Lauder Co. Class A......       25,125,000
     400,000  Gillette Co...................       37,900,000
   1,350,000  Kimberly-Clark Corp...........       67,162,500
     575,000  NIKE, Inc. Class B............       33,565,625
     700,000  Proctor & Gamble Co...........       98,875,000
                                              ---------------
                                                  310,260,625
                                              ---------------
              CONSUMER SERVICES -- 2.5%
    *561,821  Autotote (Unregistered
                Shares).....................          421,366
     250,000  Eastman Kodak.................       19,187,500
   2,260,000  McDonalds Corp................      109,186,250
  *2,050,000  Mirage Resorts................       51,762,500
                                              ---------------
                                                  180,557,616
                                              ---------------
              ELECTRONICS -- 4.6%
    *990,000  Analog Devices................       26,296,875
   3,430,000  General Electric Corp.........      224,236,250
     595,000  Intel Corp....................       84,378,438
                                              ---------------
                                                  334,911,563
                                              ---------------
              ENERGY & SERVICES -- 6.3%
     750,000  Amoco Corp....................       65,203,125
     800,000  Chevron Corp..................       59,150,000
   1,245,000  Exxon Corp....................       76,567,500
   2,120,000  Royal Dutch Petroleum Co......      115,275,000
     710,000  Schlumberger Ltd..............       88,750,000
     880,000  Union Pacific Resources Group,
                Inc.........................       21,890,000
     570,000  Unocal Corp...................       22,123,125
                                              ---------------
                                                  448,958,750
                                              ---------------
              FINANCIAL SERVICES -- 11.9%
     420,000  Ace Ltd.......................       31,027,500
   1,230,000  Allstate Corp.................       89,790,000
   1,300,000  American Express Co...........       96,850,000

   SHARES                                         MARKET
 -----------                                       VALUE
                                              ---------------
              FINANCIAL SERVICES --
              (CONTINUED)
     415,000  American International Group,
                Inc.........................  $    61,990,625
     610,000  Associates First Capital Corp.
                Class A.....................       33,855,000
     800,000  Citicorp......................       96,450,000
     200,000  Federal National Mortgage
                Association.................        8,725,000
     365,000  First Bank System, Inc........       31,161,875
     125,000  First Union Corp..............       11,562,500
   1,180,000  Marsh & McLennan Cos., Inc....       84,222,500
   1,800,000  Merrill Lynch & Co., Inc......      107,325,000
     425,000  NationsBank Corp..............       27,412,500
   1,200,000  State Street Corp.............       55,500,000
   1,900,000  Travelers Group, Inc. (The)...      119,818,750
                                              ---------------
                                                  855,691,250
                                              ---------------
              FOOD, BEVERAGE & TOBACCO --
              0.7%
   1,300,000  Sara Lee Corp.................       54,112,500
                                              ---------------
              HEALTH CARE -- 11.9%
   1,200,000  Abbott Laboratories...........       80,100,000
   1,075,000  American Home Products
                Corp........................       82,237,500
     860,000  Bristol-Myers Squibb Co.......       69,660,000
   1,200,000  Columbia/HCA Healthcare
                Corp........................       47,175,000
   1,170,000  Johnson & Johnson.............       75,318,750
     805,000  Merck & Co., Inc..............       83,317,500
     675,000  Pfizer, Inc...................       80,662,500
   1,750,000  Pharmacia & Upjohn, Inc.......       60,812,500
     650,000  Rhone-Poulenc S.A. ADR........       27,056,250
     775,000  SmithKline Beecham PLC ADR....       71,009,375
    *870,000  Tenet Healthcare Corp.........       25,719,375
     650,000  United Healthcare Corp........       33,800,000
    *672,200  Vencor, Inc...................       28,400,450
     575,000  Warner-Lambert Co.............       71,443,750
    *600,000  Wellpoint Health Networks.....       27,525,000
                                              ---------------
                                                  864,237,950
                                              ---------------
              INDUSTRIAL MATERIALS -- 2.7%
     900,000  Crown Cork & Seal, Inc........       48,093,750
   1,020,000  du Pont (ei) de Nemours &
                Co..........................       64,132,500
     800,000  Phelps Dodge Corp.............       68,150,000
    *496,600  Santa Fe International
                Corp........................       16,884,400
                                              ---------------
                                                  197,260,650
                                              ---------------
              MANUFACTURING -- 1.8%
     475,000  Caterpillar, Inc..............       51,003,125
     585,000  Minnesota Mining &
                Manufacturing Co............       59,670,000
     262,600  Perkin Elmer..................       20,893,113
                                              ---------------
                                                  131,566,238
                                              ---------------
              MEDIA & SERVICES -- 2.2%
    *466,300  Clear Channel
                Communications..............       28,677,450
   1,095,000  Gannett Co., Inc..............      108,131,250
   1,111,087  Gaylord Entertainment Co.
                Class A.....................       25,624,444
                                              ---------------
                                                  162,433,144
                                              ---------------
              RETAIL -- 4.6%
      95,000  CVS Corp......................       48,687,500
     865,000  Home Depot, Inc. (The)........       59,630,938
    *475,000  Saks Holding Inc..............       11,875,000
     915,000  Sears, Roebuck & Co...........       49,181,250
  *1,050,000  Toys "R" Us, Inc..............       36,750,000
   3,810,000  Wal-Mart Stores, Inc..........      128,825,625
                                              ---------------
                                                  334,950,313
                                              ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD ADVISERS FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                         MARKET
 -----------                                       VALUE
                                              ---------------
 COMMON STOCKS -- (CONTINUED)
              SOFTWARE & SERVICES -- 3.1%
     400,000  Automatic Data Processing,
                Inc.........................  $    18,800,000
    *625,000  Computer Sciences Corp........       45,078,125
   1,450,000  First Data Corp...............       63,709,375
    *780,000  Microsoft Corp................       98,572,500
                                              ---------------
                                                  226,160,000
                                              ---------------
              TRANSPORTATION -- 1.6%
   1,750,000  Southwest Airlines Co.........       45,281,250
     980,000  Union Pacific Corp............       69,090,000
                                              ---------------
                                                  114,371,250
                                              ---------------
              UTILITIES -- 1.5%
   1,750,000  SBC Communications, Inc.......      108,281,250
                                              ---------------
              Total common stocks...........  $ 5,046,933,483
                                              ---------------
                                              ---------------

  PRINCIPAL
   AMOUNT
 -----------
 U.S. TREASURIES & FEDERAL AGENCIES -- 23.9%
              FEDERAL HOME LOAN MORTGAGE
              CORPORATION -- 1.6%
 $121,033,944   6.50% due
                08/01/25-05/01/26...........  $   116,032,494
                                              ---------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 2.2%
 111,606,032    6.50% due
                06/15/23-03/15/26...........      107,118,758
  47,963,077    7.00% due
                01/15/23-12/15/23...........       47,385,602
   3,963,540    9.00% due
                06/20/16-07/20/16...........        4,249,192
                                              ---------------
                                                  158,753,552
                                              ---------------
              U.S. TREASURY BONDS -- 3.1%
 214,000,000    7.25% due 05/15/16..........      223,161,982
                                              ---------------
              U.S. TREASURY NOTES -- 17.0%
 100,000,000    5.75% due 08/15/03..........       96,562,500
  90,000,000    5.875% due 10/31/98.........       89,887,500
 183,000,000    6.25% due 08/15/23..........      169,332,279
 200,000,000    6.25% due 05/31/00..........      200,125,000
 100,000,000    6.50% due 08/15/05..........       99,750,000
 125,000,000    6.50% due 10/15/06..........      124,453,125
 150,000,000    7.50% due 02/15/05..........      158,718,750
 175,000,000    7.50% due 11/15/01..........      182,382,900
 110,000,000    7.75% due 12/31/99..........      113,918,750
                                              ---------------
                                                1,235,130,804
                                              ---------------
              Total U.S. treasuries &
                Federal agencies............  $ 1,733,078,832
                                              ---------------
                                              ---------------
 CORPORATE BONDS AND NOTES -- 4.5%
              FINANCIAL SERVICES -- 3.0%
              Associates Corp. N.A.
  15,000,000     6.50% due 10/15/02.........  $    14,723,970
              Bank of Boston Corp.
  10,000,000    6.625% due 02/01/04.........        9,780,630
              Banponce Corp.
  14,825,000    6.750% due 12/15/05.........       14,359,539
              Bayerische Landesbank NY
  15,000,000    5.625% due 02/26/01.........       14,536,110
              Chase Manhattan Corp.
  10,000,000    8.500% due 02/15/02.........       10,651,620
              CIT Group Holdings
  20,000,000    6.750% due 05/14/01.........       20,080,980
  PRINCIPAL                                       MARKET
   AMOUNT                                          VALUE
 -----------                                  ---------------
 CORPORATE BONDS AND NOTES -- (CONTINUED)
              FINANCIAL SERVICES --
              (CONTINUED)
              Credit National Euro
 $20,000,000    7.000% due 11/14/05.........  $    19,175,000
              Fairfax Financial Holdings
  10,000,000    7.750% due 12/15/03.........       10,182,040
              First Interstate Bank
  12,000,000    9.000% due 11/15/04.........       12,648,156
              Ford Motor Credit Co.
  10,000,000    5.625% due 12/15/98.........        9,918,040
              General Motors Acceptance
              Corp.
  15,000,000    5.625% due 02/01/99.........       14,852,820
              Great Western Financial
  10,000,000    8.625% due 12/01/98.........       10,281,160
              Home Savings America
  15,000,000    6.000% due 11/01/00.........       14,688,990
              London Insurance Group
  20,500,000    6.875% due 09/15/05.........       20,154,104
              Travelers Group, Inc. (The)
  10,000,000    6.250% due 12/01/05.........        9,458,560
              Travelers/Aetna P&C
  10,000,000    6.750% due 04/15/01.........        9,980,380
                                              ---------------
                                                  215,472,099
                                              ---------------
              INDUSTRIAL MATERIALS -- 0.8%
              Browning-Ferris Industries
  15,000,000    6.100% due 01/15/03.........       14,474,775
              Honeywell Inc.
  13,135,000    6.600% due 04/15/01.........       13,088,344
              Phillips Electronics
  15,000,000    7.200% due 06/01/26.........       15,076,815
              Postal Square LP
   7,385,849    8.950% due 06/15/22.........        8,603,583
              Zeneca Wilmington
  10,000,000    6.300% due 06/15/03.........        9,718,360
                                              ---------------
                                                   60,961,877
                                              ---------------
              UTILITIES -- 0.7%
              Husky Oil Ltd.
  15,000,000    6.875% due 11/15/03.........       14,805,195
              Hydro Quebec
  15,000,000    7.375% due 02/01/03.........       15,303,150
              Pacific Gas & Electric
  11,000,000    7.875% due 03/01/02.........       11,462,132
              Southern California Gas Co.
  10,000,000    5.750% due 11/15/03.........        9,378,600
                                              ---------------
                                                   50,949,077
                                              ---------------
              Total corporate bonds and
                notes.......................  $   327,383,053
                                              ---------------
                                              ---------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
              ASC 97-D4 A-1D
  18,000,000    7.490% due 04/14/29.........  $    18,565,313
                                              ---------------
                                              ---------------
 FOREIGN GOVERNMENT BONDS -- 0.4%
              City Of Naples Italy
  19,000,000    7.520% due 07/15/06.........  $    19,651,890
              Thailand Kingdom
  10,000,000    5.880% due 09/30/00.........        9,765,060
                                              ---------------
              Total foreign government
                bonds.......................  $    29,416,950
                                              ---------------
                                              ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                       MARKET
   AMOUNT                                          VALUE
 -----------                                  ---------------
 MUNICIPAL BONDS -- 0.4%
              Miami Beach Florida
 $ 7,000,000    8.800% due 12/01/15.........  $     7,440,090
              Mount Sinai School of Medicine
              NY
  20,000,000    6.000% due 07/01/03.........       19,403,440
                                              ---------------
              Total municipal bonds.........  $    26,843,530
                                              ---------------
                                              ---------------
 SHORT-TERM SECURITIES -- 0.8%
              REPURCHASE AGREEMENT
  55,767,000  Interest in repurchase
                agreements (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9427% and
                maturity amount of
                $55,776,206.................  $    55,767,000
                                              ---------------
                                              ---------------
                                                  MARKET
                                                   VALUE
                                              ---------------

Total common stocks (cost
  $3,244,679,668)..........................   69.7 %  $ 5,046,933,483
Total U.S. treasuries & Federal agencies
  (cost $1,712,965,508)....................   23.9      1,733,078,832
Total corporate bonds and notes (cost
  $329,380,024)............................    4.5        327,383,053
Total collateralized mortgage obligationns
  (cost $18,185,253).......................    0.3         18,565,313
Total foreign government bonds (cost
  $29,000,000).............................    0.4         29,416,950
Total municipal bonds (cost $26,965,409)...    0.4         26,843,530
Total short-term securities (cost
  $55,767,000).............................    0.8         55,767,000
                                             ------   ---------------
Total investment (cost $5,416,942,862).....  100.0 %  $ 7,237,988,161
                                             ------   ---------------
                                             ------   ---------------

* Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD CAPITAL APPRECIATION FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
 COMMON STOCKS -- 87.4%
              AEROSPACE & DEFENSE -- 3.5%
     682,200  Boeing Co.....................  $   36,199,238
  *1,312,900  Loral Space &
                Communications..............      19,693,500
     380,500  Northrop Grumman Corp.........      27,090,156
     801,500  Precision Castparts Corp......      47,789,438
    *154,328  SPS Technologies, Inc.........      10,918,706
    *141,000  Wyman-Gordon Co...............       3,807,000
                                              --------------
                                                 145,498,038
                                              --------------
              BUSINESS SERVICES -- 2.0%
    *423,100  Ionics, Inc...................      19,251,050
     801,400  Manpower, Inc.................      35,662,300
    *904,200  U.S. Office Products Co.......      27,634,613
                                              --------------
                                                  82,547,963
                                              --------------
              COMMUNICATIONS EQUIPMENT --
              5.4%
    *462,800  Cisco Systems, Inc............      31,065,450
   1,270,000  ECI Telecommunication Ord.....      37,782,500
    *200,000  Elsag Bailey Process Auto
                N.V.........................       3,675,000
    *631,300  General Cable Corp............      16,177,063
     856,100  Lucent Technologies, Inc......      61,692,706
    *175,000  Mosaix Inc....................       2,384,375
    *930,000  Oak Industries, Inc...........      26,737,500
    *313,600  Plantronics, Inc..............      15,719,200
    *515,000  Proxim, Inc...................      12,488,750
     *64,700  Qwest Communications
                International...............       1,763,075
    *992,900  Scitex Corp. Ord..............       8,749,931
    *200,000  3 Com Corp....................       9,000,000
                                              --------------
                                                 227,235,550
                                              --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 4.0%
  *1,180,000  Adaptec, Inc..................      41,005,000
    *650,000  Creative Technologies.........      11,050,000
  *1,780,500  EMC Corp......................      69,439,500
  *1,000,000  Komag Inc.....................      16,375,000
    *145,000  Stratus Computer..............       7,250,000
     637,500  Symbol Technologies, Inc......      21,435,938
                                              --------------
                                                 166,555,438
                                              --------------
              CONSUMER DURABLES -- 0.4%
    *289,200  Ugly Duckling Corp............       4,482,600
    *646,400  United Auto Group Inc.........      12,806,800
                                              --------------
                                                  17,289,400
                                              --------------
              CONSUMER NON-DURABLES -- 0.9%
    *677,600  Quiksilver Inc................      21,683,200
    *419,400  Tommy Hilfiger Corp...........      16,854,638
                                              --------------
                                                  38,537,838
                                              --------------
              CONSUMER SERVICES -- 3.2%
    *486,100  Berg Electronics Corp.........      17,469,219
    *715,500  Cheesecake Factory............      15,067,500
     741,300  Harman International..........      31,227,263
   1,600,000  International Game
                Technology..................      28,400,000
  *1,550,000  Mirage Resorts................      39,137,500
      60,800  Peapod Inc....................         684,000
                                              --------------
                                                 131,985,482
                                              --------------

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
              ELECTRONICS -- 7.2%
    *883,333  Analog Devices, Inc...........  $   23,463,533
    *170,800  Clare Corp....................       2,690,100
    *800,000  Credence Systems Corp.........      23,950,000
    *714,600  DSP Communications, Inc.......       7,860,600
     822,687  Molex, Inc....................      28,691,209
     747,100  Philips N.V. ADR..............      53,697,813
    *800,000  Silicon Valley Group..........      21,100,000
    *794,700  Solectron Corp................      55,629,000
     800,001  Thomas & Betts Corp...........      42,050,053
    *855,435  Vishay Intertechnology........      24,754,150
    *645,000  VLSI Technology Inc...........      15,238,125
                                              --------------
                                                 299,124,583
                                              --------------
              ENERGY & SERVICES -- 4.9%
     660,600  Ashland, Inc..................      30,635,325
     509,900  Eni ADS.......................      29,000,563
  *1,200,000  Input Output Inc..............      21,750,000
    *700,000  J Ray McDermott S.A...........      18,900,000
     520,300  Repsol S.A. ADR...............      22,080,231
    *586,000  Rowan Cos.....................      16,517,875
     598,935  Transocean Offshore...........      43,497,654
     720,000  YPF S.A. Sponsored ADR........      22,140,000
                                              --------------
                                                 204,521,648
                                              --------------
              FINANCIAL SERVICES -- 14.8%
     730,000  Ace Ltd.......................      53,928,750
     400,000  Aetna Inc.....................      40,950,000
     616,000  Allstate Corp.................      44,968,000
     556,000  Ambac, Inc....................      42,464,500
     350,000  BankBoston Corp...............      25,221,907
     324,600  Cullen/Frost Bankers Inc......      13,754,925
   1,040,400  Dime Bancorp, Inc.............      18,207,000
     350,000  Federal National Mortgage
                Association.................      15,268,750
     752,800  First USA Inc.................      42,567,934
    *625,800  Firstplus Financial Group.....      21,277,200
     900,000  Greenpoint Financial Corp.....      59,906,250
    *910,000  Imperial Credit Industries....      18,711,875
     570,900  Legg Mason, Inc...............      30,721,556
     400,070  Long Island Bancorp...........      14,527,542
     399,300  MMI Companies Inc.............      10,431,713
   1,320,000  Morgan Stanley Sean Witter
                Discover....................      56,842,500
      85,000  NAC Re Corp...................       4,111,875
    *468,400  Providian Financial Corp......      15,047,350
   1,100,000  The Money Store...............      31,556,250
    *628,500  Unibanco GDR..................      23,333,063
     500,000  United Companies Financial
                Corp........................      14,125,000
     370,000  Washington Mutual.............      22,107,500
                                              --------------
                                                 620,031,440
                                              --------------
              FOOD, BEVERAGE & TOBACCO --
              1.5%
     193,000  Archer-Daniels-Midland........       4,535,500
    *400,000  General Cigar Holdings Inc....      11,775,000
     975,400  H.J. Heinz Co.................      44,990,325
                                              --------------
                                                  61,300,825
                                              --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
 COMMON STOCKS -- (CONTINUED)
              FOREIGN SECURITIES -- 2.2%
     663,000  Banyu Pharmaceutical Co.......  $   11,645,807
  *1,149,665  Corporation Geo S.A. B........       6,581,111
   1,900,000  Eisai Co. Ltd.................      36,030,752
   1,121,000  Sankyo Co., Ltd...............      37,716,061
                                              --------------
                                                  91,973,731
                                              --------------
              HEALTH CARE -- 13.1%
     800,000  Abbott Laboratories...........      53,400,000
   1,100,000  Columbia/HCA Healthcare
                Corp........................      43,243,750
  *1,169,800  Depuy, Inc....................      26,905,400
  *1,004,300  Genzyme Corp..................      27,869,325
    *635,600  Idexx Laboratories............       7,905,275
    *620,000  IDX Systems Corp..............      21,390,000
  *1,100,000  Magellan Health Services,
                Inc.........................      32,450,000
     420,700  McKesson Corp.................      32,604,250
  *1,248,600  Multicare Cos., Inc...........      34,180,425
  *1,050,000  Perrigo.......................      13,125,000
    *640,700  PerSeptive Biosystems, Inc....       3,924,288
   1,354,300  Pharmacia & Upjohn............      47,061,925
     533,200  Rhone-Poulenc Rorer...........      48,454,550
     800,000  Rhone-Poulenc S.A.............      33,300,000
    *970,500  Tenet Healthcare Corp.........      28,690,406
    *859,700  Vencor, Inc...................      36,322,325
  *1,000,000  Wellpoint Health Networks.....      45,875,000
    *417,500  Xomed Surgical................       8,350,000
                                              --------------
                                                 545,051,919
                                              --------------
              INDUSTRIAL MATERIALS -- 4.5%
     623,000  Abitibi Price, Inc............      11,136,125
   1,100,000  IMC Global Inc................      38,500,000
     490,000  Owens Corning Fiberglass
                Corp........................      21,131,250
     471,900  Phelps Dodge Corp.............      40,199,981
  *1,050,000  Titanium Metals Corp..........      33,206,250
    *973,200  UCAR Intl. Corp...............      44,523,900
                                              --------------
                                                 188,697,506
                                              --------------
              MANUFACTURING -- 1.6%
     830,400  Chicago Bridge & Iron Co......      18,372,600
    *655,000  Cognex Corp...................      17,357,500
    *460,000  Covance Inc...................       8,883,750
     850,000  Stewart & Stevenson...........      22,100,000
                                              --------------
                                                  66,713,850
                                              --------------
              MEDIA & SERVICES -- 1.1%
    *559,600  APT Satellite Holdings ADR....       7,064,950
    *764,700  Omnipoint Corp................      12,713,138
    *864,440  TCI Satellite Entertainment
                Class A.....................       6,807,465
    *336,900  Univision Communication.......      13,181,213
    *469,700  Western Wireless Corp. Class
                A...........................       7,456,488
                                              --------------
                                                  47,223,254
                                              --------------
              RETAIL -- 4.2%
    *114,400  Barnes & Noble Inc............       4,919,200
    *598,000  Circuit City Stores Carmax....       8,558,875
    *769,000  CompUSA Inc...................      16,533,500
  *1,273,500  CUC International.............      32,872,219
    *200,000  Gadzooks Inc..................       3,900,000
   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
              RETAIL -- (CONTINUED)
     500,000  Home Depot, Inc. (The)........  $   34,468,750
     560,000  Mercantile Stores, Inc........      35,245,000
    *489,900  Micro Warehouse Inc...........       8,389,538
    *701,000  Saks Holding, Inc.............      17,525,000
     308,400  The Gap Inc...................      11,989,050
                                              --------------
                                                 174,401,132
                                              --------------
              SOFTWARE & SERVICES -- 6.0%
    *600,000  America Online Inc............      33,375,000
    *491,200  Avant Corp....................      15,871,900
     *50,000  BMC Software, Inc.............       2,768,750
  *1,101,800  Cadence Design Systems Inc....      36,910,300
    *517,800  Cognos Corp...................      16,116,525
    *900,000  Compuware Corp................      42,975,000
     530,218  First Data Corp...............      23,296,453
    *450,000  Gartner Group Inc. Class A....      16,171,875
  *1,080,000  Integrated Systems Inc........      12,690,000
    *830,200  Macromedia, Inc...............       7,160,475
    *615,000  Mercury Interactive Corp......       9,148,125
    *115,300  Parametric Technology Corp....       4,907,456
    *281,100  Policy Management Systems
                Corp........................      13,211,700
    *957,500  Rational Software Corp........      16,097,969
                                              --------------
                                                 250,701,528
                                              --------------
              TRANSPORTATION -- 2.5%
   1,000,000  America West Holdings Corp.
                Class B.....................      14,500,000
    *425,700  AMR Corp......................      39,377,250
   1,000,000  Canadian Pacific Ltd..........      28,437,500
   1,115,000  Werner Enterprises, Inc.......      21,603,125
                                              --------------
                                                 103,917,875
                                              --------------
              UTILITIES -- 3.9%
     600,000  AT&T Corp.....................      21,037,500
  *1,550,000  Calpine Corp..................      29,450,000
   1,400,000  Empresa Nacional de
                Electicidad.................      31,587,500
  *2,500,000  Worldcom, Inc.................      80,000,000
                                              --------------
                                                 162,075,000
                                              --------------
              WASTE MANAGEMENT -- 0.5%
    *899,300  Republic Industries Inc.......      22,370,088
                                              --------------
              Total common stocks...........  $3,647,754,088
                                              --------------
                                              --------------
 CONVERTIBLE PREFERRED STOCKS -- 0.7%
              MANUFACTURING
  *1,228,000  Cooper Industries.............  $   28,244,000
                                              --------------
                                              --------------

 PREFERRED STOCKS -- 0.9%
              COMMUNICATIONS EQUIPMENT
     502,200  Nokia PFD ADS.................  $   37,037,250
                                              --------------
                                              --------------
  PRINCIPAL
   AMOUNT
 -----------
 CORPORATE NOTES -- 0.4%
              FOOD, BEVERAGE & TOBACCO
              Unisys Corp.
 $15,000,000    12.00% due 04/15/03.........  $   16,237,500
                                              --------------
                                              --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD CAPITAL APPRECIATION FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
 WARRANTS -- 0.1%
              TRANSPORTATION
    *920,200  Nordic American Tanker........  $    4,601,000
                                              --------------
                                              --------------
  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 10.5%
              REPURCHASE AGREEMENTS -- 10.4%
 $434,823,000 Interest in repurchase
                agreements (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9427% and
                maturity amount of
                $434,894,778................  $  434,823,000
                                              --------------
  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE
 -----------                                  --------------

              U.S. TREASURY BILL -- 0.1%
 $ 5,000,000    5.02% due 12/26/97..........  $    4,875,894
                                              --------------
              Total short-term securities...  $  439,698,894
                                              --------------
                                              --------------

Total common stocks (cost $2,751,573,939)....   87.4 %  $3,647,754,088
Total convertible preferred stocks (cost
  $16,861,150)...............................    0.7        28,244,000
Total non-convertible preferred stocks (cost
  $25,443,794)...............................    0.9        37,037,250
Total corporate notes (cost $15,293,984).....    0.4        16,237,500
Total warrants (cost $4,586,075).............    0.1         4,601,000
Total short-term securities (cost
  $439,698,894)..............................   10.5       439,698,894
                                               ------   --------------
Total investment (cost $3,253,457,836).......  100.0%   $4,173,572,732
                                               ------   --------------
                                               ------   --------------

* Non-income producing during period.

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 1,100 Russell 2000 Index futures contracts open at June 30, 1997. The contracts had a market value of $219,395,000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MORTGAGE SECURITIES FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
-----------                                  --------------
U.S. TREASURIES & FEDERAL AGENCIES -- 63.0%
             COLLATERALIZED MORTGAGE
             OBLIGATIONS -- 0.7%
             FNMA Strip Series D, Class 2
$   890,452    11.00% due 04/01/09.........  $     986,456
             Federal Home Loan Mortgage
             Corp. Series 1033, Class E
    107,545    8.100% due 12/15/04.........        107,417
             Federal National Mortgage
             Association Series 90-108,
             Class E
    228,936     8.50% due 06/25/19.........        231,843
             Federal National Mortgage
             Association Series 91-134,
             Class H
    352,992    7.950% due 03/25/25.........        355,177
             Federal National Mortgage
             Association Series 91-G8,
             Class D
    854,530    8.500% due 03/25/19.........        856,325
                                             --------------
                                                 2,537,218
                                             --------------
             FEDERAL HOME LOAN MORTGAGE
             CORPORATION -- 19.5%
 16,641,687     6.50% due 02/01/09 -
               06/01/26....................     16,110,390
 22,417,728     7.00% due 12/01/10 -
               03/01/26....................     22,126,611
 10,768,130     7.50% due 01/01/24 -
               08/14/27....................     10,818,950
  6,147,454     8.00% due 02/01/13 -
               11/01/24....................      6,308,899
  4,994,111     8.50% due 07/01/01 -
               05/01/25....................      5,158,477
  4,800,730     9.00% due 10/15/01 -
               10/01/06....................      4,971,975
  5,537,780     9.50% due 11/01/08.........      5,797,779
  3,107,677    10.00% due 09/01/05 -
               11/01/20....................      3,380,991
                                             --------------
                                                74,674,072
                                             --------------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION -- 21.6%
 18,806,940     6.50% due 07/25/12 -
               07/01/26....................     18,095,063
 25,876,119     7.00% due 05/01/09 -
               07/25/97....................     25,492,601
 15,713,718     7.50% due 11/01/10 -
               07/01/27....................     15,799,607
 10,985,185     8.00% due 04/01/22 -
               07/25/27....................     11,243,169
  2,738,769     8.50% due 03/01/11 -
               07/01/25....................      2,847,092
  7,452,261     9.00% due 05/01/21 -
               06/01/25....................      7,870,986
             FNMA Multifamily Dus
  1,971,643    6.200% due 01/01/06.........      1,887,099
                                             --------------
                                                83,235,617
                                             --------------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- 20.8%
 17,437,596     7.00% due 07/01/23 -
               10/15/25....................     17,133,430
 29,485,372     7.50% due 11/15/09 -
               07/15/27....................     29,658,690
 19,989,414     8.00% due 08/15/01 -
               12/29/26....................     20,462,513
  3,186,959     8.50% due 06/15/27 -
               02/15/25....................      3,327,019
  2,052,830     9.00% due 01/15/25 -
               12/15/25....................      2,171,895
  3,590,127     9.50% due 10/15/09 -
               11/15/09....................      3,904,260
  2,100,205    10.00% due 11/15/09 -
               05/15/13....................      2,296,011
    606,428    11.00% due 02/15/10 -
               09/15/10....................        677,483
     67,271    11.25% due 01/15/01.........         71,992
    116,030    12.00% due 05/15/15.........        132,905
     61,790    12.50% due 06/15/14 -
               08/15/15....................         72,389
     26,077    13.00% due 11/15/14.........         30,987
      8,599    13.50% due 07/15/14.........         10,342
                                             --------------
                                                79,949,916
                                             --------------

 PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
-----------                                  --------------
             U.S. TREASURY NOTE -- 0.4%
$ 1,500,000     5.25% due 12/31/97.........  $   1,497,657
                                             --------------
             Total U.S. treasuries &
               Federal agencies............  $ 241,894,480
                                             --------------
                                             --------------
CORPORATE NOTES -- 0.8%
             REAL ESTATE
             Kimco Realty MTN
  3,000,000    7.460% due 05/29/07.........  $   3,025,313
                                             --------------
                                             --------------
ASSET-BACKED SECURITIES -- 0.9%
             Corestates Home Equity Trust
             Series 94-1, Class A
  3,259,905    6.650% due 05/15/09.........  $   3,272,847
                                             --------------
                                             --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.0%
             Bear Stearns Mortgage
             Securities, Inc. Series 95-1,
             Class 1A
  3,986,835    6.476% due 05/25/10.........  $   3,886,845
             Chase Mortgage Finance Corp.
             Series 93-C2, Class 2A-3
  3,152,989    8.250% due 01/25/24.........      3,185,812
             CMC Securities Corp., Series
             92-D, Class D-2L
    158,714    7.200% due 12/25/08.........        158,284
             Countrywide Mortgage Backed
             Securities, Inc. Series 93-C,
             Class A1
  1,382,262    6.500% due 01/25/24.........      1,379,069
             DLJ Mortgage Acceptance
             Corporation Series 96-I, Class
             B1
    499,121    7.250% due 09/25/11.........        491,322
             DLJ Mortgage Acceptance
             Corporation Series 96-I, B2
    166,374    7.250% due 09/25/11.........        162,370
             DLJ Mortgage Acceptance
             Corporation Series 96-TD,
             Class A
  1,100,719    6.881% due 09/29/23.........      1,050,155
             GE Capital Mortgage Services,
             Inc. Series 94-21, Class A
  7,534,264    6.500% due 08/25/09.........      7,352,387
             GE Capital Mortgage Services,
             Inc. Series 94-26, Class A
  7,529,331    6.996% due 07/25/09.........      7,468,268
             GE Capital Mortgage Services,
             Inc. Series 96-1, Class B2
    592,430    6.750% due 02/25/11.........        562,708
             GE Capital Mortgage Services,
             Inc. Series 96-1, Class M
  1,775,403    6.750% due 02/25/11.........      1,711,205
             GE Capital Mortgage Services,
             Inc. Series 96-10, Class B1
    598,002    6.750% due 06/25/11.........        572,079
             GE Capital Mortgage Services,
             Inc. Series 96-10, Class B2
    598,002    6.750% due 06/25/11.........        565,916
             Housing Securities, Inc.
             Series 93-E, Class E15
  4,351,136    10.000% due 09/25/08........      4,628,669

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MORTGAGE SECURITIES FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
-----------                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- (CONTINUED)
             PNC Mortgage Securities Corp.
             Series 96-2, Class B1
$   612,287    6.600% due 02/25/11.........  $     590,092
             PNC Mortgage Securities Corp.
             Series 96-2, Class B2
    204,096    6.600% due 02/25/11.........        195,231
             PNC Mortgage Securities Corp.
             Series 96-2, Class B3
    326,553    6.600% due 02/25/11.........        309,307
             Prudential Home Mortgage
             Securities Co. Series 93-H,
             Class 2B
  4,741,569    6.759% due 09/28/08.........      4,704,525
             Prudential Home Mortgage
             Securities Co. Series 96-3,
             Class B1
  1,182,119    6.750% due 03/25/11.........      1,144,232
             Prudential Home Mortgage
             Securities Co. Series 96-3,
             Class B2
    590,586    6.750% due 03/25/11.........        566,520
             Residential Funding Mortgage
             Sec I Series 95-S15, Class M3
  1,274,899    7.000% due 10/25/10.........      1,250,855
             Residential Funding Mortgage
             Sec I Series 95-S18, Class M3
    724,448    7.000% due 11/25/10.........        710,365
             Residential Funding Mortgage
             Sec I Series 95-S19, Class M3
    560,788    7.000% due 12/25/10.........        549,505
             Residential Funding Mortgage
             Sec I Series 96-S11, Class M3
    274,686    7.000% due 04/25/11.........        269,005
             Residential Funding Mortgage
             Sec I Series 96-S17, Class M3
    591,043    7.250% due 07/25/11.........        586,398
             Residential Funding Mortgage
             Sec I Series 96-S19, Class M3
    509,786    7.500% due 09/25/11.........        512,411
             Residential Funding Mortgage
             Sec I Series 96-S5, Class M3
    565,267    6.750% due 02/25/11.........        545,528
             Residential Funding Mortgage
             Sec I Series 96-S8, Class M3
    542,090    6.750% due 03/25/11.........        523,599
 PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
-----------                                  --------------

             Ryland Acceptance Corp. Series
             82, Class 1
$   335,429    10.250% due 09/13/11........  $     336,582
                                             --------------
             Total collateralized mortgage
               obligations.................  $  45,969,244
                                             --------------
                                             --------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.3%
             Asset Securitization Series
             97-MD7, Class A1B
  5,000,000    7.410% due 01/13/30.........  $   5,134,375
                                             --------------
                                             --------------
  SHARES
-----------
PREFERRED STOCKS -- 2.5%
     10,000  Home Ownership Funding Series
               97..........................  $   9,659,100
                                             --------------
                                             --------------
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 19.5%
             COMMERCIAL PAPER -- 2.6%
$ 5,000,000  Merrill Lynch & Co.
               5.560% due 07/17/97.........  $   4,987,644
  5,000,000  Nynex Corp.
               5.520% due 07/21/97.........      4,984,667
                                             --------------
                                                 9,972,311
                                             --------------
             REPURCHASE AGREEMENT -- 16.9%
 64,710,000  Interest in repurchase
               agreements (U.S. Treasury
               obligations), in a joint
               trading account dated
               06/30/97 due 07/01/97 with a
               yield of 5.9% and maturity
               amount of $64,720,605.......     64,710,000
                                             --------------
             Total short-term securities...  $  74,683,311
                                             --------------
                                             --------------

Total U.S. treasuries & Federal agencies
  (cost $239,728,159)........................    63.0  %  $241,894,480
Total corporate notes (cost $3,000,000)......     0.8        3,025,313
Total asset-backed securities (cost
  $3,218,687)................................     0.9        3,272,847
Total collateralized mortgage obligations
  (cost $45,964,783).........................    12.0       45,969,244
Total commercial mortgage backed securities
  (cost $5,047,565)..........................     1.3        5,134,375
Total preferred stocks (cost $10,000,000)....     2.5        9,659,100
Total short-term securities (cost
  $74,682,311)...............................    19.5       74,682,311
                                               --------   -------------
Total investment (cost $381,641,505).........   100.0  %  $383,637,670
                                               --------   -------------
                                               --------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INDEX FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- 97.4%
              AEROSPACE & DEFENSE -- 2.3%
      36,000  Allied Signal, Inc............  $   3,024,000
      91,198  Boeing Co.....................      4,839,194
       8,000  General Dynamics Corp.........        600,000
      24,500  Lockheed Martin Corp..........      2,537,281
      27,000  McDonnell Douglas Corp........      1,849,500
       7,300  Northrop Grumman Corp.........        641,031
      30,000  Raytheon Co...................      1,530,000
      27,900  Rockwell International
                Corp........................      1,646,100
      21,000  Textron, Inc..................      1,393,875
      30,200  United Technologies Corp......      2,056,600
                                              -------------
                                                 20,567,581
                                              -------------
              BUSINESS SERVICES -- 0.8%
      27,100  Browning Ferris Industries,
                Inc.........................        901,075
      10,500  DeLuxe Corp...................        358,313
      19,200  Donnelley (R.R.) & Sons Co....        703,200
       4,800  Fleming Companies, Inc........         86,400
      10,700  Fluor Corp....................        590,506
       5,200  Foster Wheeler Corp...........        210,600
       6,800  Grainger (W.W.), Inc..........        531,675
      17,100  Ikon Office Solutions.........        426,431
       3,900  John H. Harland Co............         88,969
      11,200  Moore Corp. Ltd...............        220,500
       5,800  National Service Industries,
                Inc.........................        282,388
       7,400  Safety Kleen Corp.............        124,875
       8,500  Supervalu, Inc................        293,250
      22,500  Sysco Corp....................        821,250
      57,604  Waste Management Inc..........      1,850,529
                                              -------------
                                                  7,489,961
                                              -------------
              COMMUNICATIONS EQUIPMENT --
              3.0%
     *11,650  Andrew Corp...................        327,656
     *25,100  Bay Networks, Inc.............        666,719
     *19,800  Cabletron Systems, Inc........        560,588
     *83,600  Cisco Systems, Inc............      5,611,650
     *14,900  DSC Communications............        331,525
     *17,400  General Instrument............        435,000
       5,000  Harris Corp...................        420,000
      81,200  Lucent Technologies...........      5,851,475
      75,500  Motorola, Inc.................      5,738,000
      32,900  Northern Telecom Ltd..........      2,993,900
       5,700  Raychem Corp..................        423,938
       9,800  Scientific Atlanta, Inc.......        214,375
      22,800  Tellabs, Inc..................      1,273,950
     *42,100  3 Com Corp....................      1,894,500
                                              -------------
                                                 26,743,276
                                              -------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 4.2%
      16,600  Adobe System Inc..............        582,038
     *15,400  Amdahl Corp...................        134,750
     *15,900  Apple Computer, Inc...........        226,575
     *10,200  Ceridian Corp.................        430,950
     *34,500  Compaq Computer Corp..........      3,424,125
      *5,100  Data General Corp.............        132,600
     *22,300  Dell Computer Corp............      2,618,856
     *20,000  Digital Equipment Corp........        708,750
     *31,300  EMC Corp. - Mass..............      1,220,700
     129,100  Hewlett-Packard Co............      7,229,600
     131,700  International Business
                Machines Corp...............     11,877,638
      26,700  Micron Technology Inc.........      1,066,331
      18,900  Pitney Bowes, Inc.............      1,313,550
     *31,500  Seagate Technology, Inc.......      1,108,406

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              COMPUTERS & OFFICE
              EQUIPMENT -- (CONTINUED)
     *46,800  Sun Microsystems, Inc.........  $   1,741,838
     *15,100  Tandem Computers..............        305,775
     *22,200  Unisys Corp...................        169,275
      41,300  Xerox Corp....................      3,257,538
                                              -------------
                                                 37,549,295
                                              -------------
              CONSUMER DURABLES -- 2.0%
      89,400  Chrysler Corp.................      2,933,438
      10,100  Cooper Tire & Rubber Co.......        222,200
       7,900  Echlin, Inc...................        284,400
     150,900  Ford Motor Co.................      5,696,475
      96,200  General Motors Corp...........      5,357,138
      23,050  Genuine Parts Co..............        780,819
      19,800  Goodyear Tire & Rubber Co.....      1,253,588
      15,000  ITT Industries................        386,250
      16,200  TRW, Inc......................        920,363
                                              -------------
                                                 17,834,671
                                              -------------
              CONSUMER NON-DURABLES -- 4.2%
       7,100  Alberto Culver Co.............        198,800
      16,900  Avon Products, Inc............      1,192,506
      12,000  Black & Decker Corp...........        446,250
       3,200  Briggs & Stratton.............        160,000
       3,700  Centex Corp...................        150,313
       6,600  Clorox Co.....................        871,200
      37,400  Colgate Palmolive Co..........      2,440,350
       4,500  Fleetwood.....................        134,156
      *9,800  Fruit of the Loom, Inc. Class
                A...........................        303,800
      70,600  Gillette Co...................      6,689,350
      14,000  International Flavors &
                Fragrances..................        707,000
       4,900  Kaufman & Broad Home Corp.....         86,056
      71,900  Kimberly-Clark Corp...........      3,577,025
       9,100  Liz Claiborne, Inc............        424,288
      20,400  Masco Corp....................        851,700
      12,700  Maytag Corp...................        331,788
      20,200  Newell Co.....................        800,425
      36,700  NIKE, Inc. Class B............      2,142,363
      86,500  Proctor & Gamble Co...........     12,218,125
      *7,100  Reebok International Ltd......        331,925
      19,100  Rubbermaid, Inc...............        568,225
       4,900  Russell Corp..................        145,163
       7,800  Snap-On, Inc..................        307,125
       2,600  Springs Industries, Inc.......        137,150
      11,300  Stanley Works.................        452,000
       6,300  Stride Rite Corp..............         81,113
       7,900  Tupperware Corp...............        288,350
       8,100  V F Corp......................        689,513
       9,500  Whirlpool Corp................        518,344
                                              -------------
                                                 37,244,403
                                              -------------
              CONSUMER SERVICES -- 1.2%
      12,500  Brunswick.....................        390,625
      20,300  Darden Restaurants, Inc.......        183,969
      42,400  Eastman Kodak.................      3,254,200
      13,200  H & R Block, Inc..............        425,700
     *13,100  Harrah's Entertainment,
                Inc.........................        239,075
      16,550  Hasbro, Inc...................        469,606
     *20,000  HFS, Inc......................      1,160,000
      31,400  Hilton Hotels Corp............        834,063
     *14,800  ITT Corp......................        903,725
      16,300  Marriott International,
                Inc.........................      1,000,413
      36,800  Mattel, Inc...................      1,246,600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INDEX FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              CONSUMER SERVICES --
              (CONTINUED)
       5,800  Polaroid Corp.................  $     321,900
      16,500  Wendy's International, Inc....        427,969
                                              -------------
                                                 10,857,845
                                              -------------
              ELECTRONICS -- 6.2%
     *17,400  Advanced Micro Devices,
                Inc.........................        626,400
      27,900  AMP, Inc......................      1,164,825
     *23,000  Applied Materials, Inc........      1,628,688
       6,000  E G & G, Inc..................        135,000
      56,900  Emerson Electric Co...........      3,133,056
     419,000  General Electric..............     27,392,125
       6,300  General Signal Corp...........        274,838
     104,400  Intel Corp....................     14,805,225
      10,600  Johnson Controls, Inc.........        435,263
     *17,900  LSI Logic Corp................        572,800
     *17,800  National Semiconductor
                Corp........................        545,125
     *22,400  Silicon Graphics, Inc.........        336,000
       4,200  Tektronix, Inc................        252,000
      24,200  Texas Instruments, Inc........      2,034,313
       6,800  Thomas & Betts Corp...........        357,425
      80,900  Westinghouse Electric Corp....      1,870,813
                                              -------------
                                                 55,563,896
                                              -------------
              ENERGY & SERVICES -- 8.7%
      11,900  Amerada Hess Corp.............        661,194
      63,300  Amoco Corp....................      5,503,144
       9,400  Ashland, Inc..................        435,925
      41,000  Atlantic Richfield Co.........      2,890,500
      18,500  Baker Hughes, Inc.............        715,719
      15,900  Burlington Resources, Inc.....        701,588
      83,000  Chevron Corp..................      6,136,813
      13,400  Coastal Corp..................        712,713
      22,400  Dresser Industries, Inc.......        834,400
     316,100  Exxon Corp....................     19,440,150
      15,900  Halliburton Co................      1,260,075
       3,200  Helmerich & Payne, Inc........        184,400
       6,200  Kerr-McGee Corp...............        392,925
       4,300  Louisiana Land & Exploration
                Co..........................        245,638
       7,000  McDermott International,
                Inc.........................        204,313
     100,200  Mobil Corp....................      7,001,475
      41,900  Occidental Petroleum Corp.....      1,050,119
     *13,300  Oryx Energy Co................        280,963
       5,900  Pennzoil Co...................        452,825
      33,500  Phillips Petroleum Co.........      1,465,625
     *10,900  Rowan Cos., Inc...............        307,244
     272,800  Royal Dutch Petroleum Co......     14,833,500
     *12,700  Santa Fe Energy Resources,
                Inc.........................        186,531
      31,300  Schlumberger Ltd..............      3,912,500
       9,300  Sun Company, Inc..............        288,300
      33,700  Texaco, Inc...................      3,664,875
      31,800  Union Pacific Resources
                Group.......................        791,025
      31,900  Unocal Corp...................      1,238,119
      36,600  USX-Marathon Group............      1,056,825
      *6,800  Western Atlas, Inc............        498,100
                                              -------------
                                                 77,347,523
                                              -------------
              FINANCIAL SERVICES -- 14.9%
       5,474  Aegon N.V.....................        383,498
      20,200  Aetna Life & Casualty Co......      2,067,975
      58,200  Allstate Corp.................      4,248,600
      60,300  American Express Co...........      4,492,350
      32,602  American General Corp.........      1,556,766
      61,500  American International Group,
                Inc.........................      9,186,563
   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              FINANCIAL SERVICES --
              (CONTINUED)
      21,350  AON Corp......................  $   1,104,863
      72,600  Banc One Corp.................      3,516,563
      91,400  BankAmerica Corp..............      5,901,013
      49,900  Bank of New York, Inc.........      2,170,650
      19,500  BankBoston Corp...............      1,405,219
      10,400  Bankers Trust NY Corp.........        904,800
      26,600  Barnett Banks, Inc............      1,396,500
       6,900  Beneficial Corp...............        490,331
      55,800  Chase Manhattan Corp..........      5,416,088
      22,700  Chubb Corp. (The).............      1,518,063
       9,900  CIGNA Corp....................      1,757,250
      58,900  Citicorp......................      7,101,131
      13,700  Comerica, Inc.................        931,600
      25,800  Conseco Inc...................        954,600
      28,500  Corestates Financial Corp.....      1,531,875
      14,100  Countrywide Credit Industries
                Inc.........................        439,744
      19,600  Equifax Inc...................        728,875
      91,000  Federal Home Loan Mortgage
                Corp........................      3,128,125
     139,000  Federal National Mortgage
                Association.................      6,063,875
      13,500  Fifth Third Bancorp...........      1,107,844
      17,100  First Bank System, Inc........      1,459,913
      40,600  First Chicago Corp............      2,456,300
      36,100  First Union Corp..............      3,339,250
      33,400  Fleet Financial Group, Inc....      2,112,550
      10,800  General Re Corp...............      1,965,600
       7,300  Golden West Financial Corp....        511,000
      17,500  Great Western Financial
                Corp........................        940,625
      17,500  Greentree Financial Corp......        623,438
      13,400  H.F. Ahmanson & Co............        576,200
      12,300  Household International
                Corp........................      1,444,481
      23,600  J.P. Morgan...................      2,463,250
       9,500  Jefferson Pilot Corp..........        663,813
      28,700  Keycorp.......................      1,603,613
      14,100  Lincoln National Corp.........        907,688
      21,400  March & McLennan Cos., Inc....      1,527,425
       5,700  MBIA, Inc.....................        643,031
      42,500  MBNA Corp.....................      1,556,563
      32,900  Mellon Bank Corp..............      1,484,613
      41,900  Merrill Lynch & Co., Inc......      2,498,288
      15,400  MGIC Investment...............        738,238
      72,875  Morgan Stanley Dean Witter
                Discover....................      3,138,180
      28,400  National City Corp............      1,491,000
      93,024  NationsBank Corp..............      6,000,048
      47,100  Norwest Corp..................      2,649,375
      42,700  PNC Bank Corp.................      1,777,388
      12,600  Providian Corp................        404,775
       7,000  Republic New York Corp........        752,500
      16,500  Safeco Corp...................        770,344
      13,900  Salomon Brothers, Inc.........        773,188
      22,300  Schwab (Charles) Corp.........        907,331
      10,900  St. Paul Cos., Inc............        831,125
      28,400  Sun Trust Banks, Inc..........      1,563,775
       9,300  Torchmark Corp................        662,625
       8,900  Transamerica Corp.............        832,706
      81,300  Travelers Group, Inc. (The)...      5,126,981
      19,100  UNUM Corp.....................        802,200
      19,200  US Bancorp Oregon.............      1,231,200
      15,100  USF&G Corp....................        362,400
      21,000  Wachovia Corp.................      1,224,563
      11,800  Wells Fargo & Co..............      3,180,100
                                              -------------
                                                133,502,444
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              FOOD, BEVERAGE & TOBACCO --
              8.4%
      63,500  Anheuser Busch Cos., Inc......  $   2,663,031
      69,100  Archer-Daniels-Midland........      1,623,850
       8,800  Brown-Forman..................        429,550
      59,500  Campbell Soup Co..............      2,975,000
     316,600  Coca-Cola Co..................     21,370,500
      30,600  Conagra, Inc..................      1,962,225
       4,800  Coors Adolph Class B..........        127,800
      18,300  CPC International.............      1,689,319
      21,700  Fortune Brands Inc............        809,681
      20,600  General Mills Co..............      1,341,575
      46,900  H.J. Heinz Co.................      2,163,263
      19,500  Hershey Foods Corp............      1,078,594
      26,800  Kellogg Co....................      2,294,750
     197,700  Pepsico, Inc..................      7,426,106
     310,900  Philip Morris Cos., Inc.......     13,796,188
      17,300  Quaker Oats Co................        776,338
      13,500  Ralston Purina Group..........      1,109,531
      61,200  Sara Lee Corp.................      2,547,450
      47,200  Seagram.......................      1,899,800
      20,400  Unilever NV...................      4,447,200
      23,700  UST, Inc......................        657,675
      13,200  Whitman Corp..................        334,125
      14,800  Wrigley Wm Jr., Co............        991,600
                                              -------------
                                                 74,515,151
                                              -------------
              HEALTH CARE -- 11.7%
      98,900  Abbott Laboratories...........      6,601,575
       8,300  Allergan, Inc.................        264,044
     *10,800  Alza Corp.....................        313,200
      81,300  American Home Products
                Corp........................      6,219,450
     *33,700  Amgen, Inc....................      1,958,813
       7,300  Bard (C.R.), Inc..............        265,081
       7,100  Bausch & Lomb, Inc............        334,588
      34,700  Baxter International, Inc.....      1,813,075
      15,600  Becton, Dickinson & Co........        789,750
     *12,600  Beverly Enterprises, Inc......        204,750
      14,600  Biomet, Inc. ADR..............        271,925
     *24,700  Boston Scientific Corp........      1,517,506
     127,500  Bristol-Myers Squibb Co.......     10,327,500
      13,900  Cardinal Health Inc...........        795,775
      85,400  Columbia/HCA Healthcare
                Corp........................      3,357,288
       9,400  Guidant Corp..................        799,000
     *43,700  Healthsouth Corp..............      1,089,769
     *20,700  Humana, Inc...................        478,688
     169,500  Johnson & Johnson.............     10,911,563
      70,200  Lilly Eli & Co................      7,673,738
      15,000  Loews Corp....................      1,501,875
       9,400  Mallinckrodt Group, Inc.......        357,200
       8,000  Manor Care, Inc...............        261,000
      30,500  Medtronic, Inc................      2,470,500
     153,400  Merck & Co., Inc..............     15,876,900
       5,500  Millipore Corp................        242,000
      16,000  Pall Corp.....................        372,000
      82,000  Pfizer, Inc...................      9,799,000
      64,700  Pharmacia & Upjohn, Inc.......      2,248,325
      10,500  Pioneer Hi-Bred
                International...............        840,000
      94,000  Schering-Plough Corp..........      4,500,250
      30,000  Service Corp. International...        986,250
       3,000  Shared Medical Systems
                Corp........................        162,000
     *11,600  St. Jude Medical, Inc.........        452,400
     *38,300  Tenet Healthcare Corp.........      1,132,244
      23,400  United Health Care Corp.......      1,216,800
       8,900  U.S. Surgical Corp............        331,525
   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              HEALTH CARE -- (CONTINUED)
      34,500  Warner-Lambert Co.............  $   4,286,625
                                              -------------
                                                103,023,972
                                              -------------
              INDUSTRIAL MATERIALS -- 5.2%
      14,200  Air Products & Chemicals
                Corp........................      1,153,750
      28,800  Alcan Aluminum Ltd............        999,000
      22,200  Allegheny Teledyne, Inc.......        599,400
      22,100  Aluminum Company of America...      1,665,788
     *13,600  Armco, Inc....................         52,700
       5,300  Armstrong World Industries,
                Inc.........................        388,888
       5,400  Asarco, Inc...................        165,375
      45,500  Barrick Gold Corp.............      1,001,000
      28,600  Battle Mountain Gold Co.......        162,663
       6,700  Bemis, Inc....................        289,775
     *14,200  Bethlehem Steel Corp..........        148,213
       6,200  Boise Cascade Corp............        218,938
      12,200  Champion International
                Corp........................        674,050
      16,300  Crown Cork & Seal, Inc........        871,031
      11,900  Cyprus Amax Minerals..........        291,550
      30,900  Dow Chemical Co...............      2,692,163
     143,200  du Pont (ei) de Nemours &
                Co..........................      9,003,700
       9,900  Eastman Chemical Co...........        628,650
     *17,700  Echo Bay Mines Ltd............        101,775
       8,200  Ecolab, Inc...................        391,500
      18,300  Englehard Corp................        383,156
      *4,700  FMC Corp......................        373,356
      24,600  Freeport-McMoran Copper &
                Gold, Inc. Class B..........        765,675
      11,600  Georgia-Pacific Corp..........        990,350
       9,200  Grace (WR) & Co...............        507,150
       7,700  Great Lakes Chemical Corp.....        403,288
      13,000  Hercules, Inc.................        622,375
      18,700  Homestake Mining Co...........        244,269
      21,400  Inco Co. Ltd..................        643,338
       6,200  Inland Steel Industries,
                Inc.........................        161,975
      38,200  International Paper Co........      1,855,088
      11,000  James River Corp..............        407,000
      13,800  Louisiana-Pacific Corp........        291,525
       6,600  Mead Corp.....................        410,850
      74,800  Monsanto Co...................      3,221,075
      18,100  Morton International, Inc.....        546,394
       8,600  Nalco Chemical Co.............        332,175
      19,893  Newmont Mining Corp...........        775,827
      11,200  Nucor Corp....................        632,800
       6,600  Owens Corning Fiberglass
                Corp........................        284,625
       8,300  Phelps Dodge Corp.............        707,056
      30,500  Placer Dome, Inc..............        499,438
       3,700  Potlatch Corp.................        167,425
      23,300  PPG Industries, Inc...........      1,354,313
      19,900  Praxair.......................      1,114,400
       9,300  Reynolds Metal Co.............        662,625
       8,100  Rohm & Haas Co................        729,506
      21,900  Sherwin Williams..............        676,163
      12,700  Sigma Aldrich Corp............        445,294
      12,600  Stone Container Corp..........        180,338
       7,100  Temple-Inland, Inc............        383,400
       6,800  The B.F. Goodrich Co..........        294,525
       8,900  Union Camp Corp...............        445,000
      16,200  Union Carbide Corp............        762,413
      10,800  USX - U.S. Steel Group........        378,675
      13,000  Westvaco Corp.................        408,688
      25,200  Weyerhaeuser Co...............      1,310,400
       7,000  Willamette Industries, Inc....        490,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INDEX FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              INDUSTRIAL MATERIALS --
              (CONTINUED)
      12,300  Worthington Industries,
                Inc.........................  $     225,244
                                              -------------
                                                 46,587,153
                                              -------------
              MANUFACTURING -- 2.9%
       3,600  Aeroquip-Vickers..............        170,100
      13,300  Avery Dennison
                International...............        533,663
       3,900  Ball Corp.....................        117,244
       9,300  Case Corp.....................        640,538
      24,400  Caterpillar, Inc..............      2,619,950
       5,100  Cincinnati Milacron, Inc......        132,281
      15,000  Cooper Industries.............        746,250
      29,100  Corning, Inc..................      1,618,688
       5,800  Crane Co......................        242,513
       5,000  Cummins Engine, Inc...........        352,813
      13,000  Dana Corp.....................        494,000
      32,600  Deere & Co....................      1,788,925
      14,300  Dover Corp....................        879,450
       9,800  Eaton Corp....................        855,663
       4,200  Giddings & Lewis..............         87,675
       6,300  Harnischfeger Industries,
                Inc.........................        261,450
      16,100  Honeywell, Inc................      1,221,588
      31,500  Illinois Tool Works, Inc......      1,573,031
      13,900  Ingersoll-Rand Co.............        858,325
      53,200  Minnesota Mining &
                Manufacturing Co............      5,426,400
       1,000  Nacco Industries..............         56,438
      *9,300  Navistar International
                Corp........................        160,425
       9,900  PACCAR, Inc...................        459,731
       9,500  Parker-Hannifin Corp..........        576,531
       5,600  Perkin Elmer..................        445,550
      21,700  Tenneco, Inc..................        980,569
     *19,000  Thermo Electron Corp..........        646,000
       8,000  Timken Co.....................        284,500
      21,200  Tyco International Ltd........      1,474,725
                                              -------------
                                                 25,705,016
                                              -------------
              MEDIA & SERVICES -- 2.9%
     *63,800  Airtouch Communications.......      1,746,525
      21,700  Cognizant Corp................        878,850
      41,400  Comcast Corp. Class A.........        884,925
      12,300  Dow Jones & Co................        494,306
      21,700  Dun & Bradstreet Corp.........        569,625
      17,900  Gannett Co., Inc..............      1,767,625
       9,100  Harcourt General, Inc.........        433,388
      10,300  Interpublic Group.............        631,519
       4,800  King World Productions,
                Inc.........................        168,000
      11,900  Knight Ridder, Inc............        583,844
      12,700  McGraw-Hill Cos., Inc.........        746,919
       6,800  Meredith Corp.................        197,200
      12,300  New York Times Co. (The) Class
                A...........................        608,850
     *84,500  Tele-Communications, Inc.
                Class A.....................      1,256,938
      72,400  Time Warner, Inc..............      3,493,300
      11,900  Times Mirror Co. Class A......        657,475
      15,700  Tribune Co....................        754,581
     *79,500  U.S. West Media Group.........      1,609,875
      44,900  Viacom, Inc. Class B..........      1,347,000
      85,900  Walt Disney Co................      6,893,475
                                              -------------
                                                 25,724,220
                                              -------------
              REAL ESTATE -- 0.1%
       2,700  Pulte Corp....................         99,319
                                              -------------
   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              RETAIL -- 5.1%
      31,900  Albertson's, Inc..............  $   1,164,350
       9,500  American Greetings Corp. Class
                A...........................        352,688
      18,600  American Stores Co............        918,375
     *19,100  Autozone......................        450,044
      13,500  Charming Shoppes, Inc.........         70,453
      12,500  Circuit City Stores, Inc......        444,531
     *26,700  Costco Cos., Inc..............        877,763
     *50,500  CUC International.............      1,303,531
      21,200  CVS Corp......................      1,086,500
      27,600  Dayton Hudson Corp............      1,467,975
      14,500  Dillard Department Stores,
                Inc. Class A................        502,063
     *26,500  Federated Department Stores...        920,875
       7,600  Giant Food, Inc...............        247,950
       4,900  Great Atlantic & Pacific Tea
                Co..........................        133,219
      61,100  Home Depot, Inc. (The)........      4,212,081
      31,400  J.C. Penney...................      1,638,688
       4,900  Jostens, Inc..................        131,075
     *61,600  K Mart Corp...................        754,600
     *32,100  Kroger Co.....................        930,900
       5,000  Longs Drug Store..............        130,938
      22,000  Lowe's Cos., Inc..............        816,750
      31,200  May Department Stores Co.
                (The).......................      1,474,200
      88,800  McDonalds Corp................      4,290,150
       4,700  Mercantile Stores, Inc........        295,806
      10,200  Nordstrom, Inc................        500,438
       7,700  Pep Boys--Manny, Moe, Jack....        262,281
      15,600  Rite Aid Corp.................        778,050
      49,800  Sears Roebuck & Co............      2,676,750
       6,900  Tandy Corp....................        386,400
      35,500  The Gap Inc...................      1,380,063
      34,500  The Limited Inc...............        698,625
      19,800  TJX Cos., Inc.................        522,225
     *37,000  Toys "R" Us Inc...............      1,295,000
     291,900  Wal-Mart Stores, Inc..........      9,869,869
      31,300  Walgreen Co...................      1,678,463
      19,100  Winn Dixie Stores Inc.........        711,475
     *17,100  Woolworth (F.W.) Co...........        410,400
                                              -------------
                                                 45,785,544
                                              -------------
              SOFTWARE & SERVICES -- 3.6%
       6,100  Autodesk, Inc.................        233,706
      37,200  Automatic Data Processing.....      1,748,400
      46,200  Computer Associates Corp......      2,572,763
      *9,700  Computer Sciences Corp........        699,613
      57,000  First Data Corp...............      2,504,438
      *6,100  Intergraph Corp...............         51,850
    *153,000  Microsoft Corp................     19,335,375
     *44,000  Novell, Inc...................        305,250
     *85,900  Oracle Systems Corp...........      4,327,213
     *16,200  Parametric Tech Corp..........        689,513
                                              -------------
                                                 32,468,121
                                              -------------
              TRANSPORTATION -- 1.3%
     *11,600  AMR Corp......................      1,073,000
      19,500  Burlington Northern Santa Fe
                Corp........................      1,752,563
       5,000  Caliber System, Inc...........        186,250
      27,600  CSX Corp......................      1,531,800
       9,300  Delta Airlines, Inc...........        762,600
     *14,500  Federal Express Corp..........        837,375
      40,000  Laidlaw, Inc. Class B.........        552,500
      15,900  Norfolk Southern Corp.........      1,601,925
       9,700  Ryder Systems, Inc............        320,100
      18,500  Southwest Air Lines Co........        478,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- (CONTINUED)
      31,200  Union Pacific Corp............  $   2,199,600
     *10,000  USAir Group...................        350,000
                                              -------------
                                                 11,646,401
                                              -------------
              UTILITIES -- 8.7%
      23,800  Alltel Corp...................        795,813
      23,900  American Electric Power Co.,
                Inc.........................      1,003,800
      69,900  Ameritech Corp................      4,748,831
     206,200  AT&T Corp.....................      7,229,888
      18,800  Baltimore Gas and Electric....        501,725
      55,700  Bell Atlantic Corp............      4,226,238
     126,100  BellSouth Corp................      5,847,888
      19,300  Carolina Power and Lighting
                Co..........................        692,388
      26,800  Central & Southwest Corp......        569,500
      20,100  Cinergy Corp..................        699,731
      29,900  Consolidated Edison NY........        880,181
      12,100  Consolidated Natural Gas
                Co..........................        651,131
      22,900  Dominion Resources, Inc.......        838,713
      18,500  DTE Energy Co.................        511,063
      45,752  Duke Power Co.................      2,193,260
       2,600  Eastern Enterprises...........         90,188
      52,100  Edison International..........      1,295,988
      32,400  Enron Corp....................      1,322,325
       8,900  Enserch Corp..................        198,025
      29,400  Entergy Corp..................        804,825
      23,300  FPL Group, Inc................      1,073,256
      20,800  Frontier Corp.................        414,700
      15,300  GPU, Inc......................        548,888
     122,400  GTE Corp......................      5,370,300
      29,800  Houston Industries, Inc.......        638,838
      87,200  MCI Communications Corp.......      3,338,125
     *18,400  Niagara Mohawk Power Corp.....        157,550
       6,300  Nicor, Inc....................        226,013
      17,500  Noram Energy Corp.............        266,875
       8,800  Northern States Power Co......        455,400
      56,000  NYNEX Corp....................      3,227,000
      19,400  Ohio Edison Co................        423,163
       3,500  Oneok, Inc....................        112,656
      10,800  Pacific Enterprises...........        363,150
      37,500  Pacificorp....................        825,000
      28,300  Peco Energy Company...........        594,300
       4,500  Peoples Energy Corp...........        168,469
   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
              UTILITIES -- (CONTINUED)

      52,500  PG & E Corp...................  $   1,273,125
      20,700  PP&L Resources, Inc...........        412,706
      30,300  Public Service Enterprises....        757,500
     116,660  SBC Communications, Inc.......      7,218,338
      11,000  Sonat, Inc....................        563,750
      54,800  Sprint Corp...................      2,883,850
      28,600  Texas Utilities Co............        984,913
       7,000  The Columbia Gas System
                Inc.........................        456,750
      85,700  The Southern Co...............      1,874,688
      20,000  The Williams Cos..............        875,000
      61,100  U.S. West Communications
                Group.......................      2,302,706
      27,400  Unicom Corp...................        609,650
      13,000  Union Electric Co.............        489,938
    *110,200  Worldcom, Inc.................      3,526,400
                                              -------------
                                                 77,534,498
                                              -------------
              Total common stocks...........  $ 867,784,290
                                              -------------
                                              -------------
  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 2.6%
              U.S. TREASURY BILL -- 0.1%
 $   200,000    4.93% due 07/24/97..........  $     199,370
     300,000    4.93% due 09/04/97..........        297,330
     200,000    5.00% due 08/21/97..........        198,583
     150,000    5.08% due 08/21/97..........        148,921
     225,000    5.40% due 12/11/97..........        219,662
                                              -------------
                                                  1,063,866
                                              -------------
              REPURCHASE AGREEMENT -- 2.5%
  21,768,000  Interest in repurchase
                agreements (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9% and maturity
                amount of $21,771,568.......     21,768,000
                                              -------------
              Total short-term securities...  $  22,831,866
                                              -------------
                                              -------------

Total common stocks (cost $636,116,571)......   97.4 %  $867,784,290
Total short-term securities (cost
  $22,831,865)...............................    2.6      22,831,866
                                               ------   ------------
Total investments (cost $658,948,436)........  100.0%   $890,616,156
                                               ------   ------------
                                               ------   ------------

* Non-income producing during period.

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 49 September S&P 500 Index futures contracts open at June 30, 1997. The contracts had a market value of $21,811,125.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                  MARKET
   SHARES                                         VALUE
 -----------                                  --------------
 COMMON STOCKS -- 91.7%
              ARGENTINA -- 0.9%
     839,900  Banco De Galicia..............  $   5,586,003
     475,900  Quilmes Industrial ADR........      5,532,338
                                              --------------
                                                 11,118,341
                                              --------------
              AUSTRALIA -- 3.6%
     814,035  Amcor Ltd.....................      5,366,506
   2,999,152  Boral Ltd.....................      9,369,155
     707,438  Broken Hill Proprietary Co.
                Ltd.........................     10,325,474
  *2,231,546  Crown Ltd.....................      3,560,831
   5,176,839  Goodman Fielder Ltd...........      7,562,496
   1,790,000  Pioneer International Ltd.....      6,865,764
                                              --------------
                                                 43,050,226
                                              --------------
              AUSTRIA -- 0.7%
      66,470  OMV AG........................      8,516,242
                                              --------------
              BELGIUM -- 0.5%
     *54,605  Credit Communal Holding.......      5,870,606
                                              --------------
              BRAZIL -- 2.6%
     139,400  Aracruz Cellulose S.A. ADR....      2,840,275
   2,744,000  Banco Itau S.A................      1,567,566
   2,390,000  Centrais Electicas SA.........      1,336,475
  42,838,000  CAI Energetica Minas..........      2,156,726
 372,981,600  Copel Pfd. B..................      6,686,692
     120,500  Electrobras On ADR............      3,369,144
  19,812,000  Petroleo Brasileiro...........      5,428,964
  52,105,000  Telecommunic Brasileiras......      7,051,890
                                              --------------
                                                 30,437,732
                                              --------------
              CANADA -- 2.6%
     121,800  Alcan Aluminum Ltd............      4,202,563
     182,800  Canadian Imperial Bank........      4,604,591
     620,000  Canadian Pacific Ltd..........     17,631,250
     289,000  Canwest Global Communication
                Corp........................      4,280,813
                                              --------------
                                                 30,719,217
                                              --------------
              CHILE -- 1.0%
      82,800  Embot Andina ADR Class A......      1,775,025
     165,600  Embot Andina ADR Class B......      3,456,900
     178,000  Enersis S.A. ADR..............      6,330,125
                                              --------------
                                                 11,562,050
                                              --------------
              DENMARK -- 2.1%
     274,900  TeleDanmark B ADR.............      7,181,763
     341,200  UniDanmark A Registered.......     17,674,806
                                              --------------
                                                 24,856,569
                                              --------------
              FINLAND -- 1.6%
     469,900  Kesko.........................      6,622,062
     765,000  Metsa-Serla Oy B..............      6,229,864
     244,300  Rauma Oy......................      5,596,895
                                              --------------
                                                 18,448,821
                                              --------------
              FRANCE -- 7.9%
     *99,600  Assurances Generales..........      3,186,013
     255,590  Assurances Generales de
                France......................      8,175,835
     274,300  Banque Nationale de Paris.....     11,315,991

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
              FRANCE -- (CONTINUED)
     155,110  Credit Commerical de France...  $   6,578,575
     132,432  Havas SA......................      9,552,983
      69,430  Peugeot SA....................      6,717,198
     175,315  Remy Cointreau................      4,213,459
     291,928  Rhone-Poulenc SA..............     11,933,825
      35,965  Saint Gobain..................      5,249,930
      99,204  Societe Generale..............     11,084,744
      66,000  Societe Nationale Elf
                Acquitaine..................      7,127,313
      76,303  Total SA......................      7,720,061
                                              --------------
                                                 92,855,927
                                              --------------
              GERMANY -- 4.5%
     231,000  Bayer AG......................      8,908,406
     108,500  Degussa AG....................      5,740,892
     384,700  Deutsche Lufthansa............      7,406,848
      77,110  Hombach Holding AG............      6,438,615
      27,700  Karstadt AG...................     10,014,726
      10,509  Mannesmann AG.................      4,698,050
    *492,200  Metallgesellschaft AG.........     10,182,763
                                              --------------
                                                 53,390,300
                                              --------------
              HONG KONG -- 3.0%
   1,090,000  Hutchison Whampoa Ltd.........      9,426,533
   1,479,000  Hysan Development Co..........      4,362,195
     270,000  New World Development Co.
                Ltd.........................      1,610,113
     552,000  Sun Hung Kai Properties.......      6,644,137
   1,125,000  Swire Pacific Ltd.............     10,128,553
  11,350,000  Tingyi Holding Corp...........      2,827,508
                                              --------------
                                                 34,999,039
                                              --------------
              INDIA -- 0.3%
      68,100  Ranbaxy Lab GDR...............      1,600,350
      75,800  State Bank of India...........      1,980,275
                                              --------------
                                                  3,580,625
                                              --------------
              INDONESIA -- 1.3%
  *4,634,000  Bank Negara Indonesa BNI......      2,954,020
     181,000  Indosat ADR...................      5,418,688
   1,098,000  Jaya Real Property -
                Foreign.....................      1,478,902
     960,000  Jaya Real Property - Foreign
                Registered D................      1,293,029
   2,874,000  Kalbe Farma - Foreign
                Registered..................      3,841,455
                                              --------------
                                                 14,986,094
                                              --------------
              IRELAND -- 1.5%
     316,706  Allied Irish Banks PLC........      2,421,997
     177,600  Bank Of Ireland...............      1,955,260
   4,447,000  Smurfit Jefferson Group.......     12,952,003
                                              --------------
                                                 17,329,260
                                              --------------
              ITALY -- 3.7%
     690,800  Arnoldo Mondadori Editore
                SPA.........................      3,986,868
   3,897,000  Fiat SPA......................     14,016,831
   1,223,600  Istituto Banco San Paolo......      8,910,022
   2,190,000  Stet..........................     12,742,286
   1,530,000  Telecom Italia SPA............      4,576,961
                                              --------------
                                                 44,232,968
                                              --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
 COMMON STOCKS -- (CONTINUED)
              JAPAN -- 22.1%
     872,000  Aisin Seiki Co................  $  13,335,660
     357,000  Asahi Organic Chemicals
                Industry Co.................      1,850,048
       9,000  Chudenko Corp.................        241,458
     280,000  Dai Nippon Printing Co........      6,337,497
      67,000  Daibiru Corp..................        808,005
     580,000  Eisai Co. Ltd.................     10,998,861
     247,000  Exedy Corp....................      3,151,445
     334,000  Fuji Machine Manufacturing
                Co..........................     12,113,079
     142,000  Fukuda Denshi.................      2,916,193
     518,000  Hitachi Ltd...................      5,794,283
      81,000  Japan Associated Finance
                Co..........................      6,370,705
     957,000  JGC Corp......................      6,606,920
     231,000  Kyudenko Corp.................      1,950,065
     193,000  Mabuchi Motor Co..............     11,216,024
     380,000  Maruichi Steel Tube...........      6,309,533
     166,000  Matsumotokiyoshi..............      7,050,247
     662,000  Matsushita Electric Industrial
                Co..........................     13,363,800
  *2,211,000  Mazda Motor Corp..............      7,728,740
     100,000  Meiwa Estate..................      2,184,741
     899,000  Mitsubishi Heavy Industries...      6,905,713
     239,000  Murata Manufacturing Co.......      9,524,073
     338,000  Namco Ltd.....................     13,055,664
     902,000  NGK Spark Plug................      9,853,183
   1,054,000  Nikko Securities Co...........      6,493,663
   1,267,000  Nippon Express Co.............     10,131,126
      25,730  Nippon Television Network
                Corp........................     10,343,264
     570,000  Okumura.......................      3,023,594
      20,100  Royal Ltd.....................        423,324
   1,666,000  Sakura Bank...................     12,782,903
     305,000  Sanwa Bank Ltd................      4,531,153
     103,000  Sawako Corp...................      1,872,236
     259,000  Shimachu......................      7,786,068
     274,000  Sony Music Entertainment......     12,858,338
     112,000  Square Co. Ltd................      5,530,017
   1,213,000  Sumitomo Rubber Industries....      8,172,881
     174,900  Tokyo Steel Manufacturing.....      1,956,410
   1,468,000  Toyo Ink Manufacturing Co.....      5,875,591
     984,000  Yamato Kogyo Co. Ltd..........      9,717,030
                                              --------------
                                                261,163,535
                                              --------------
              MALAYSIA -- 1.2%
     *20,570  Bumi Armada Berhad............         30,154
   1,870,000  Land & General Holdings
                Berhad......................      2,148,570
   1,290,000  Renong Berhad.................      1,686,606
     839,000  Resorts World Berhad..........      2,526,303
   1,671,400  Sime Darby Berhad.............      5,562,495
     922,000  Sungei Way Holdings...........      1,738,793
                                              --------------
                                                 13,692,921
                                              --------------
              MEXICO -- 2.4%
     670,800  Cemex S.A. - CPO..............      2,875,703
     675,200  Cemex S.A. De C.V.............      2,890,309
    *887,700  Corporation Geo S.A. B........      5,081,526
   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
              MEXICO -- (CONTINUED)
     845,000  FEMSA S.A. B..................  $   5,039,528
   6,322,000  Grupo Financiero Bancomer B...      3,060,961
     194,000  Grupo Televisa S.A............      2,945,102
   1,015,000  Kimberly Clark Corp...........      4,031,333
      87,100  Panamerican Beverages Inc.
                A...........................      2,863,413
                                              --------------
                                                 28,787,875
                                              --------------
              NETHERLANDS -- 2.8%
      65,090  Akzo Nobel NV.................      8,936,362
     272,859  Ing Groep NV..................     12,603,206
     209,000  Polygram NV...................     10,986,964
                                              --------------
                                                 32,526,532
                                              --------------
              NEW ZEALAND -- 1.0%
     957,680  Air New Zealand Ltd. B........      2,920,716
   2,972,000  Brieley Investments...........      2,900,465
   2,387,000  Carter Holt Harvey Ltd........      6,163,590
                                              --------------
                                                 11,984,771
                                              --------------
              NORWAY -- 1.5%
     622,501  Nycomed ASA A.................      9,183,444
     432,500  Saga Petroleum AS A...........      8,211,881
                                              --------------
                                                 17,395,325
                                              --------------
              PERU -- 0.3%
     156,200  Minas Buenaventura ADR B......      3,075,188
                                              --------------
              PHILIPPINES -- 0.5%
      59,800  Philippine Long Distance
                ADR.........................      3,842,150
   4,350,000  Pilipino Telephone............      2,185,224
                                              --------------
                                                  6,027,374
                                              --------------
              SINGAPORE -- 2.0%
     506,875  Development Bank of
                Singapore...................      6,380,914
   1,250,000  Keppel Corp...................      5,551,282
     970,000  Keppel Fels Ltd...............      3,283,421
   1,240,000  Keppel Land Limited...........      3,295,451
     515,000  United Overseas Bank..........      5,294,611
                                              --------------
                                                 23,805,679
                                              --------------
              SOUTH KOREA -- 0.1%
      55,000  Cho Sun Brewery Co............      1,436,936
                                              --------------
              SPAIN -- 0.5%
      42,200  Empresa Nacional de
                Electricidad ADR............      3,549,424
      81,400  Telefonica de Espana SA.......      2,357,815
                                              --------------
                                                  5,907,239
                                              --------------
              SWEDEN -- 2.0%
     238,560  Nordbanken AB.................      8,021,542
     385,000  Pharmacia & Upjohn DR.........     12,995,354
     137,720  Swedbank AB...................      3,063,461
                                              --------------
                                                 24,080,357
                                              --------------
              SWITZERLAND -- 2.2%
      *1,850  CIBA Specialty Chemcials......        171,314
       4,997  Nestle SA.....................      6,601,654
      *6,000  Sairgroup.....................      6,733,203

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
 COMMON STOCKS -- (CONTINUED)
              SWITZERLAND -- (CONTINUED)
      14,870  Sulzer AG.....................  $  12,749,940
                                              --------------
                                                 26,256,111
                                              --------------
              THAILAND -- 0.5%
   1,402,000  Land & House Co. Ltd..........      2,922,524
     310,000  Siam City Cement Public Co.
                Ltd.........................        969,311
     570,000  Siam Commercial...............      2,332,368
                                              --------------
                                                  6,224,203
                                              --------------
              UNITED KINGDOM -- 14.8%
     106,700  Amersham International PLC....      2,832,415
   1,639,700  Associated British Foods......     14,149,625
   1,030,000  Bank of Scotland..............      6,582,642
     425,600  Bass PLC......................      5,192,032
     545,400  Boc Group PLC.................      9,485,565
     865,500  Boots Company PLC.............     10,133,581
     129,000  British Petroleum Co. PLC.....      1,603,770
   1,032,000  British Telecommunications
                PLC.........................      7,660,310
   2,546,000  BTR...........................      8,707,671
     564,700  Bumah Castrol PLC.............      9,562,776
   1,274,000  Carlton Communications........     10,760,619
  *8,005,200  Centrica PLC..................      9,759,141
   2,629,615  Cookson Group PLC.............      9,256,234
     972,407  CN de la Rue PLC..............      5,971,813
   1,430,000  Guinness PLC..................     13,994,105
   1,252,900  National Grid Group PLC.......      4,577,019
     805,084  Powergen PLC..................      9,580,298
   1,600,000  Rank Group PLC................     10,132,262
     623,842  Reckitt & Colman PLC..........      9,297,624
   SHARES                                         MARKET
 -----------                                      VALUE
                                              --------------
              UNITED KINGDOM -- (CONTINUED)
     769,381  Royal & Sun Alliance
                Insurance...................  $   5,672,532
   1,590,304  Sainsbury (J) PLC.............      9,647,381
                                              --------------
                                                174,559,415
                                              --------------
              Total common stocks...........  $1,082,877,478
                                              --------------
                                              --------------
 PREFERRED STOCKS -- 0.7%
              FINLAND
     120,000  Nokia Pref. ADS...............  $   8,850,000
                                              --------------
                                              --------------
  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 7.6%
              U.S. TREASURY BILL -- 0.8%
 $10,000,000    5.00% due 12/11/97..........  $   9,763,876
                                              --------------
              REPURCHASE AGREEMENTS -- 6.8%
  79,735,000  Interest in repurchase
                agreements (U.S. Treasury
                obligations), in a joint
                trading account dated
                06/30/97 due 07/01/97 with a
                yield of 5.9427% and
                maturity amount of
                $79,748,162.................     79,735,000
                                              --------------
              Total short-term securities...  $  89,498,876
                                              --------------
                                              --------------

Total common stocks (cost $946,552,293)......   91.7 %  $1,082,877,478
Total preferred stock (cost $4,148,173)......    0.7         8,850,000
Total short term securities (cost
  $89,498,876)...............................    7.6        89,498,876
                                               ------   ---------------
Total investment (cost $1,040,199,342).......  100.0%   $1,181,226,354
                                               ------   ---------------
                                               ------   ---------------

* Non-income producing during period.

  FORWARD FOREIGN CURRENCY CONTRACTS -- NOTE 2 -- OUTSTANDING AT JUNE 30, 1997

                                                                    UNREALIZED
                                  TOTAL     AGGREGATE   DELIVERY   APPRECIATION
DESCRIPTION                       VALUE     FACE VALUE    DATE     (DEPRECIATION)
------------------------------  ----------  ----------  ---------  -------------
Canadian Dollar (Buy)           $6,826,615  $6,801,870   09/18/97    $  24,745
German Deutschemark (Buy)       17,941,512  18,233,894   09/18/97     (292,382)
Italian Lira (Buy)               2,029,924   2,041,918   09/19/97      (11,994)
Italian Lira (Buy)                 254,296     257,975   09/19/97       (3,679)
Swedish Krona (Buy)             12,172,239  12,102,392   07/25/97       69,847
Swedish Krona (Sell)             5,792,984   5,795,614   07/25/97        2,630
                                                                   -------------
                                                                     $(210,833)
                                                                   -------------
                                                                   -------------

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 54 September TSE 35 Index futures contracts, 401 July OMX Stock Index futures contracts, 19 September MIB 30 Index futures contracts, and 84 September DTD DAX Index futures contracts open at June 30, 1997. The contracts had a market value of $1,115,652.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

  SHARES                                         MARKET
-----------                                      VALUE
                                             --------------
COMMON STOCKS -- 97.7%
             AEROSPACE & DEFENSE -- 2.7%
    222,900  Loral Space &
               Communications..............  $   11,089,275
    145,500  Northrop Grumman Corp.........      12,776,719
    180,900  United Technologies Corp......      15,014,700
                                             --------------
                                                 38,880,694
                                             --------------
             BUSINESS SERVICES -- 0.2%
     81,500  Browning Ferris Industries,
               Inc.........................       2,709,875
                                             --------------
             COMPUTERS & OFFICE EQUIPMENT -- 2.6%
    471,400  Xerox Corp....................      37,181,675
                                             --------------
             CONSUMER DURABLES -- 2.2%
    246,700  Ford Motor Co.................       9,312,925
    170,400  Genuine Parts Co..............       5,772,300
    174,500  Goodyear Tire & Rubber Co.....      11,048,031
    188,800  ITT Industries................       4,861,600
                                             --------------
                                                 30,994,856
                                             --------------
             CONSUMER NON-DURABLES -- 4.5%
    306,200  Avon Products, Inc............      21,606,238
    366,000  Colgate Palmolive Co..........      23,881,500
    390,400  Kimberly Clark Corp...........      19,422,400
                                             --------------
                                                 64,910,138
                                             --------------
             CONSUMER SERVICES -- 0.9%
    159,800  Eastman Kodak Co..............      12,264,650
                                             --------------
             ELECTRONICS -- 4.7%
    368,500  Amp Inc.......................      15,384,875
    794,960  General Electric..............      51,970,510
                                             --------------
                                                 67,355,385
                                             --------------
             ENERGY & SERVICES -- 11.3%
    364,500  Ashland, Inc..................      16,903,688
    463,700  Chevron Corp..................      34,284,810
    254,000  Exxon Corp....................      15,621,000
    299,600  Pennzoil Co...................      22,994,300
    415,200  Phillips Petroleum Co.........      18,165,000
    374,800  Royal Dutch Petroleum.........      20,379,750
    507,500  Sun Company, Inc..............      15,415,313
    628,500  USX-Marathon Group............      18,147,938
                                             --------------
                                                161,911,799
                                             --------------
             FINANCIAL SERVICES -- 17.1%
    367,400  Allstate Corp.................      26,820,200
    309,300  American Express Co...........      23,042,850
    503,200  Citicorp......................      60,667,050
    446,600  Compass Bancshares Inc........      15,016,925
    558,800  First Bank System, Inc........      47,707,550
    147,500  First Union Corp..............      13,643,750
    301,200  Marsh & McLennan Cos., Inc....      21,498,150
    463,800  Pacific Century Financial
               Corp........................      21,450,750
    215,000  Peoples Heritage Financial
               Group.......................       8,143,125
    291,400  Pinnacle West Capital Corp....       8,760,213
                                             --------------
                                                246,750,563
                                             --------------
             FOOD, BEVERAGE & TOBACCO --
             8.3%
  1,312,575  Flowers Industries, Inc.......      22,067,667

  SHARES                                         MARKET
-----------                                      VALUE
                                             --------------
             FOOD, BEVERAGE & TOBACCO --
             (CONTINUED)
    310,400  General Mills Co..............  $   20,214,800
    268,200  Interstate Bakeries...........      15,907,613
    516,400  McCormick & Co................      13,039,100
  1,088,200  Philip Morris Cos., Inc.......      48,288,875
                                             --------------
                                                119,518,055
                                             --------------
             HEALTH CARE -- 12.4%
    250,800  Abbott Laboratories...........      16,740,900
    327,400  American Home Products
               Corp........................      25,046,100
    311,300  Bard (C.R.), Inc..............      11,304,081
    321,200  Bristol-Myers Squibb Co.......      26,017,200
    272,000  Merck & Co., Inc..............      28,152,000
    841,700  Pharmacia & Upjohn............      29,249,075
    330,600  Warner-Lambert Co.............      41,077,050
                                             --------------
                                                177,586,406
                                             --------------
             INDUSTRIAL MATERIALS -- 5.8%
    185,800  Calgon Carbon Corp............       2,577,975
     48,800  Crompton & Knowles Corp.......       1,085,800
     46,600  Dow Chemical Co...............       4,060,025
    205,700  du Pont (ei) de Nemours &
               Co..........................      12,933,388
     83,200  Eastman Chemical Co...........       5,283,200
    148,200  Geon Co.......................       3,001,050
     61,300  Imperial Chemical ADR.........       3,486,438
    369,300  International Paper Co........      17,934,131
    181,400  Nalco Chemical Co.............       7,006,575
    249,400  Unocal Capital Trust                14,278,150
    226,000  Weyerhaeuser Co...............      11,752,000
                                             --------------
                                                 83,398,732
                                             --------------
             MANUFACTURING -- 2.2%
    118,800  Cooper Industries.............       5,910,300
    159,400  Dana Corp.....................       6,057,200
    186,200  Minnesota Mining &
               Manufacturing Corp..........      18,992,400
                                             --------------
                                                 30,959,900
                                             --------------
             MEDIA & SERVICES -- 2.8%
    336,600  American Radio................      18,849,600
     93,200  Cognizant Corp................       3,774,600
    179,200  Gannett Co., Inc..............      17,696,000
                                             --------------
                                                 40,320,200
                                             --------------
             REAL ESTATE -- 1.1%
    390,400  Liberty Property Trust........       9,711,200
    276,600  Nationwide Health Properties
               Inc.........................       6,085,200
                                             --------------
                                                 15,796,400
                                             --------------
             RETAIL -- 3.0%
    358,600  Mercantile Stores, Inc........      22,569,388
    375,200  Sears, Roebuck & Co...........      20,167,000
                                             --------------
                                                 42,736,388
                                             --------------
             SOFTWARE & SERVICES -- 0.3%
     49,500  Microsoft Corp. Class A.......       4,306,500
                                             --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

  SHARES                                         MARKET
-----------                                      VALUE
                                             --------------
COMMON STOCKS -- (CONTINUED)
             TRANSPORTATION -- 1.1%
    227,800  Union Pacific Corp............  $   16,059,900
                                             --------------
             UTILITIES -- 14.5%
    170,200  Ameritech Corp................      11,562,963
    204,700  AT&T Corp.....................       7,177,294
    470,100  BellSouth Corp................      21,800,888
    218,200  Cinergy Corp..................       7,596,088
    191,850  DGE, Inc......................       5,419,763
    260,000  DPL, Inc......................       6,402,500
    357,300  Duke Energy Corp..............      17,128,069
    284,300  Edison International..........       7,071,963
    252,000  GPU Inc.......................       9,040,500
    196,400  Illinova Corp.................       4,320,800
    100,000  MCN Energy Group Inc..........       3,062,500
    152,200  N E Electric System...........       5,631,400
    192,200  NIPSCO Industries Inc.........       7,940,263
    213,900  NYNEX Corp....................      12,325,988
    282,500  Pacific Enterprises...........       9,499,063
     73,500  Powergen PLC SP ADR...........       3,564,750
     95,700  Public Service Co. of
               Colorado....................       3,971,550
    319,600  SBC Communications Inc........      19,775,250
    120,400  Scana Corp....................       2,987,425
  SHARES                                         MARKET
-----------                                      VALUE
                                             --------------
             UTILITIES -- (CONTINUED)
    226,300  Sprint Corp...................  $   11,909,038
    335,500  Texas Utilities...............      11,553,781
    358,800  The Southern Co...............       7,848,750
    271,600  U.S. West Communications
               Group.......................      10,235,925
                                             --------------
                                                207,826,511
                                             --------------
             Total common stocks...........  $1,401,468,627
                                             --------------
                                             --------------
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 2.3%
             REPURCHASE AGREEMENT
 33,644,000  Interest in repurchase
               agreements (U.S. Treasury
               obligations), in a joint
               trading account dated
               06/30/97 due 07/01/97 with a
               yield of 5.9427% and
               maturity amount of
               $33,649,554.................  $   33,644,000
                                             --------------
Total common stocks (cost $1,117,531,094)....   97.7 %  $1,401,468,627
Total short-term securities (cost
  $33,644,000)...............................    2.3        33,644,000
                                               ------   --------------
Total investment (cost $1,151,175,094).......  100.0 %  $1,435,112,627
                                               ------   --------------
                                               ------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                           MARKET
   SHARES                                                   VALUE
------------                                            -------------
COMMON STOCKS -- 54.6%
              ARGENTINA -- 0.6%
      69,000  Banco De Galicia........................  $     458,906
      39,800  Quilmes Industrial ADR..................        462,675
                                                        -------------
                                                              921,581
                                                        -------------
              AUSTRALIA -- 1.9%
      63,750  Amcor Ltd...............................        420,270
     221,433  Boral Ltd...............................        691,742
      55,952  Broken Hill Proprietary Co. Ltd.........        816,654
    *185,051  Crown Ltd...............................        295,282
     329,367  Goodman Fielder Ltd.....................        481,150
     134,000  Pioneer International Ltd...............        513,973
                                                        -------------
                                                            3,219,071
                                                        -------------
              AUSTRIA -- 0.5%
       6,190  OMV AG..................................        793,073
                                                        -------------
              BELGIUM -- 0.5%
       7,686  Credit Communal Holding.................        826,325
                                                        -------------
              BRAZIL -- 1.6%
      10,000  Aracruz Cellulose S.A. ADR..............        203,750
     271,000  Banco Itau S.A. Pfd.....................        154,814
     125,000  Centrais Eletricas S.A..................         69,899
   3,707,000  Cia Energetica Minas....................        186,633
  29,753,300  Copel Pfd. Class B......................        533,408
       6,875  Electrobras On ADR......................        192,223
      12,000  Minas Buenaventura ADR Class B..........        236,250
   1,881,000  Petrol Brasileiro.......................        515,439
   3,610,000  Telecomunic Brasileiras.................        488,577
                                                        -------------
                                                            2,580,993
                                                        -------------
              CANADA -- 1.5%
      10,500  Alcan Aluminum Ltd......................        362,290
      15,800  Canadian Imperial Bank..................        397,990
      46,900  Canadian Pacific Ltd....................      1,333,719
      25,300  Canwest Global Communication Corp.......        374,756
                                                        -------------
                                                            2,468,755
                                                        -------------
              CHILE -- 0.6%
       6,100  Embot Andina ADR Class A................        130,769
      12,200  Embot Andina ADR Class B................        254,675
      16,400  Enersis S.A. ADR........................        583,225
                                                        -------------
                                                              968,669
                                                        -------------
              DENMARK -- 1.4%
      22,000  Tele Danmark ADR Class B................        574,750
      30,100  UniDanmark A Registered.................      1,693,226
                                                        -------------
                                                            2,267,976
                                                        -------------
              FINLAND -- 0.9%
      40,000  Kesko...................................        563,700
      59,000  Metsa-Serla Oy B........................        480,473
      18,000  Rauma Oy................................        412,379
                                                        -------------
                                                            1,456,552
                                                        -------------
              FRANCE -- 4.4%
      *4,800  Assurances Generales....................        153,543
      23,290  Assurances Generales de France..........        745,003
      24,000  Banque Nationale de Paris...............        990,098
      13,360  Credit Commercial de France.............        566,629
      12,115  Havas S.A...............................        873,916
       5,620  Peugeot S.A.............................        543,723

   SHARES                                                  MARKET
------------                                                VALUE
                                                        -------------
              FRANCE -- (CONTINUED)
      18,516  Remy Cointreau..........................  $     445,007
      21,931  Rhone-Poulenc S.A.......................        896,525
       8,467  Societe Generale........................        946,076
       4,200  Societe Nationale Elf Aquitaine.........        453,556
       5,989  Total S.A...............................        605,945
                                                        -------------
                                                            7,220,021
                                                        -------------
              GERMANY -- 2.9%
      19,500  Bayer AG................................        752,008
       7,600  Degussa AG..............................        402,127
      32,000  Deutsche Lufthansa......................        616,114
       9,560  Hornbach Holdings Pref (Non-Vtg)........        798,251
       2,985  Karstadt AG.............................      1,079,204
         870  Mannesmann AG...........................        388,934
     *34,100  Metallgesellschaft AG...................        705,470
                                                        -------------
                                                            4,742,108
                                                        -------------
              HONG KONG -- 1.7%
      92,000  Hutchison Whampoa Ltd...................        795,634
     123,000  Hysan Development Co....................        362,779
      28,000  New World Development Co. Ltd...........        166,975
      39,000  Sun Hung Kai Properties.................        469,423
      84,000  Swire Pacific Ltd.......................        756,265
   1,268,000  Tingyi Holding Corp.....................        315,884
                                                        -------------
                                                            2,866,960
                                                        -------------
              INDIA -- 0.2%
       4,300  Ranbaxy Lab GDR.........................        101,050
       8,600  State Bank of India GDR.................        224,675
                                                        -------------
                                                              325,725
                                                        -------------
              INDONESIA -- 0.7%
    *358,000  Bank Negara Indonesa BNI................        228,213
      12,000  Indosat ADR.............................        359,250
      38,000  Jaya Real Property - Foreign............         51,182
      60,000  Jaya Real Property - Foreign Reg. D.....         80,814
     314,000  Kalbe Farma - Foreign Registered........        419,700
                                                        -------------
                                                            1,139,159
                                                        -------------
              IRELAND -- 1.1%
      41,923  Allied Irish Banks PLC..................        320,605
      20,000  Bank Of Ireland.........................        220,187
     433,000  Smurfit Jefferson Group.................      1,261,124
                                                        -------------
                                                            1,801,916
                                                        -------------
              ITALY -- 2.2%
      83,800  Arnoldo Mondadori Editore SPA...........        483,641
     354,000  Fiat SPA................................      1,273,276
     103,900  Istituto Banco San Paolo................        756,580
     158,500  Stet....................................        922,216
      62,000  Telecom Italia SPA......................        185,472
                                                        -------------
                                                            3,621,185
                                                        -------------
              JAPAN -- 13.4%
      74,000  Aisin Seiki Co. Ltd.....................      1,131,696
      16,000  Asahi Organic Chemicals Industry Co.....         82,915
      22,000  Dai Nippon Printing Co..................        497,946
       3,000  Daibiru Corp............................         36,179
      49,000  Eisai Co., Ltd..........................        929,214
      24,000  Exedy Corp..............................        306,213
      37,000  Fuji Machine Mfg. Co....................      1,341,868
      12,000  Fukuda Denshi...........................        246,439

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                                  MARKET
------------                                                VALUE
                                                        -------------
COMMON STOCKS -- (CONTINUED)
              JAPAN -- (CONTINUED)
      43,000  Hitachi Ltd.............................  $     480,993
       4,000  Japan Associated Finance Co.............        314,603
      81,000  JGC Corp................................        559,206
      11,000  Kyudenko Corp...........................         92,860
      24,000  Mabuchi Motor Co........................      1,394,739
      43,000  Maruichi Steel Tube.....................        713,973
      14,000  Matsumotokiyoshi........................        594,599
      52,000  Matsushita Electric Co..................      1,049,724
    *192,000  Mazda Motor Corp........................        671,152
       6,000  Meiwa Estate............................        131,084
      83,000  Mitsubishi Heavy Industries.............        637,569
      21,000  Murata Manufacturing Co.................        836,843
      28,000  Namco Ltd...............................      1,081,534
      71,000  NGK Spark Plug..........................        775,583
      84,000  Nikko Securities Co.....................        517,521
     104,000  Nippon Express Co.......................        831,600
       1,890  Nippon Television Network Corp..........        759,766
      41,000  Okumura.................................        217,487
       1,600  Royal Ltd...............................         33,697
     135,000  Sakura Bank.............................      1,035,829
      33,000  Sanwa Bank Ltd..........................        490,256
       8,000  Sawako Corp.............................        145,416
      23,000  Shimachu................................        691,427
      24,000  Sony Corp...............................      1,126,278
      13,000  Square Co. Ltd..........................        641,877
      86,000  Sumitomo Rubber Industries..............        579,446
      11,100  Tokyo Steel Manufacurting Co............        124,163
     106,000  Toyo Ink Manufacturing Co...............        424,259
      82,000  Yamato Kogyo Co.........................        809,752
                                                        -------------
                                                           22,335,706
                                                        -------------
              MALAYSIA -- 0.7%
      *1,683  Bumi Armada Berhad......................          2,467
     153,000  Land & General Holdings Berhad..........        175,792
     113,000  Renong Berhad...........................        147,741
      69,000  Resort World Berhad.....................        207,765
     153,000  Sime Darby Berhad.......................        509,191
      76,000  Sungei Way Holdings.....................        143,328
                                                        -------------
                                                            1,186,284
                                                        -------------
              MEXICO -- 1.6%
      67,700  Cemex S.A. - CPO........................        290,228
      31,300  Cemex S.A. De C.V.......................        133,985
     *66,100  Corporation Geo S.A. B..................        378,381
      73,000  FEMSA S.A. B............................        435,368
     613,000  Grupo Financiero Bancomer B.............        296,800
      16,900  Grupo Televisa S.A......................        256,558
     136,000  Kimberly Clark Corp.....................        540,159
       7,600  Panamerican Beverages Inc...............        249,850
                                                        -------------
                                                            2,581,329
                                                        -------------
              NETHERLANDS -- 1.5%
       4,960  Akzo Nobel NV...........................        680,970
      19,477  Ing Groep NV............................        899,632
      16,700  Polygram NV.............................        877,906
                                                        -------------
                                                            2,458,508
                                                        -------------
              NEW ZEALAND -- 0.6%
      93,600  Air New Zealand Ltd. B..................        285,460
     247,000  Brierley Investments....................        241,055
     182,000  Carter Holt Harvey Ltd..................        469,951
                                                        -------------
                                                              996,466
                                                        -------------
   SHARES                                                  MARKET
------------                                                VALUE
                                                        -------------
              NORWAY -- 1.0%
      68,944  Nycomed ASA A...........................  $   1,017,096
      32,000  Saga Petroleum AS A.....................        607,584
                                                        -------------
                                                            1,624,680
                                                        -------------
              PHILIPPINES -- 0.2%
       4,100  Philippine Long Distance ADR............        263,425
     260,000  Pilipino Telephone......................        130,611
                                                        -------------
                                                              394,036
                                                        -------------
              SINGAPORE -- 1.1%
      47,000  Development Bank of Singapore...........        591,670
      86,250  Keppel Corp.............................        383,038
      60,000  Keppel Fels Ltd.........................        203,098
      80,000  Keppel Land Limited.....................        212,610
      37,000  United Overseas Bank....................        380,390
                                                        -------------
                                                            1,770,806
                                                        -------------
              SOUTH KOREA -- 0.2%
      10,900  Cho Sun Brewery Co......................        284,775
                                                        -------------
              SPAIN -- 0.3%
       3,550  Empresa Nacional de Electricidad........        298,589
       7,000  Telefonica de Espana S.A................        202,761
                                                        -------------
                                                              501,350
                                                        -------------
              SWEDEN -- 1.3%
      20,250  Nordbanken AB...........................        680,903
      36,500  Pharmacia & Upjohn DR...................      1,232,027
      12,950  Swedbank AB.............................        288,061
                                                        -------------
                                                            2,200,991
                                                        -------------
              SWITZERLAND -- 1.2%
        *140  Ciba Specialty Chemicals................         12,964
         428  Nestle SA...............................        565,441
        *400  Sairgroup...............................        448,880
       1,065  Sulzer AG - Part Certified..............        913,160
                                                        -------------
                                                            1,940,445
                                                        -------------
              THAILAND -- 0.3%
     128,200  Land & House Co. Ltd....................        267,238
      26,000  Siam City Cement Public Co. Ltd.........         81,297
      40,000  Siam Commercial.........................        163,675
                                                        -------------
                                                              512,210
                                                        -------------
              UNITED KINGDOM -- 8.5%
       8,500  Amersham International PLC..............        225,638
     145,100  Associated British Foods................      1,252,126
     100,000  Bank of Scotland........................        639,091
      37,700  Bass PLC................................        459,914
      44,900  Boc Group PLC...........................        780,898
      79,400  Boots Co. PLC...........................        929,643
      11,900  British Gas PLC.........................        147,945
      76,000  British Telecom Co. PLC.................        564,131
     214,000  BTR.....................................        731,909
      41,700  Burmah Castrol PLC......................        706,159
      78,000  Carlton Communications PLC..............        658,813
    *601,400  Centrica PLC............................        733,167
      93,801  CN de la Rue PLC........................        576,057
     186,169  Cookson Group PLC.......................        655,314
     134,000  Guinness PLC............................      1,311,336
      60,300  National Grid Group PLC.................        220,284

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SHARES                                                  MARKET
------------                                                VALUE
                                                        -------------
COMMON STOCKS -- (CONTINUED)
              UNITED KINGDOM -- (CONTINUED)
      56,990  Powergen PLC............................  $     678,167
     144,000  Rank Group PLC..........................        911,904
      40,720  Reckitt & Colman PLC....................        606,883
      58,469  Royal & Sun Alliance Insurance..........        431,080
     140,104  Sainsbury (J) PLC.......................        849,923
                                                        -------------
                                                           14,070,382
                                                        -------------
              Total common stocks.....................  $  90,078,037
                                                        -------------
                                                        -------------
PREFERRED STOCK -- 0.4%
              FINLAND
       9,700  Nokia Corp. Pref. ADS...................  $     715,375
                                                        -------------
                                                        -------------
 PRINCIPAL
  AMOUNT**
------------
FOREIGN CORPORATE BONDS -- 1.5%
              AUSTRALIA -- 0.4%
              FNMA-Global MTN
     820,000    6.50% due 07/10/02....................  $     613,525
                                                        -------------
              CANADA -- 0.4%
              Centra Gas Ontario
     465,000    7.80% due 12/01/06....................        361,859
              Trans-Canada Pipelines
     415,000    8.55% due 02/01/06....................        340,289
                                                        -------------
                                                              702,148
                                                        -------------
              FRANCE -- 0.4%
              Credit National
   1,650,000    7.25% due 05/14/03....................        309,326
              Electricite Defrance
  32,000,000    4.75% due 12/05/01....................        314,145
                                                        -------------
                                                              623,471
                                                        -------------
              UNITED KINGDOM -- 0.3%
              British Aero
     210,000    11.88% due 12/29/08...................        456,258
                                                        -------------
              Total foreign corporate bonds...........  $   2,395,402
                                                        -------------
                                                        -------------
FOREIGN GOVERNMENT BONDS -- 24.3%
              AUSTRALIA -- 0.2%
              Australia Commonwealth
     385,000    9.50% due 08/15/03....................  $     328,653
                                                        -------------
              CANADA -- 0.2%
              Quebec Province
   1,660,000    6.88% due 04/22/04....................        305,773
                                                        -------------
              FRANCE -- 4.1%
              France O.A.T.
   2,950,000    6.00% due 10/25/25....................        469,111
   9,700,000    8.50% due 11/25/02....................      1,945,804
   2,626,000    9.50% due 01/25/01....................        524,222
              France BTAN
  22,500,000    4.75% due 03/12/02....................      3,865,014
                                                        -------------
                                                            6,804,151
                                                        -------------
              GERMANY -- 6.0%
              German Federal Unity
   2,425,000     6.25% due 01/04/24...................      1,353,938
   2,500,000     6.25% due 04/26/06...................      1,501,692
   9,515,000    6.875% due 05/12/05...................      5,962,799
 PRINCIPAL                                                 MARKET
  AMOUNT**                                                  VALUE
------------                                            -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
              GERMANY -- (CONTINUED)
   1,620,000    7.50% due 11/11/04....................  $   1,052,398
                                                        -------------
                                                            9,870,827
                                                        -------------
              ITALY -- 3.0%
              Italy BTPS
 335,000,000     8.50% due 01/01/99...................        203,048
 260,000,000     8.50% due 04/01/99...................        158,246
 360,000,000     8.50% due 08/01/99...................        830,867
 100,000,000     9.00% due 10/01/03...................      1,379,348
 850,000,000     9.50% due 02/01/01...................        550,714
 200,000,000     9.50% due 05/01/01...................        781,781
 275,000,000    10.50% due 07/15/00...................        180,694
 225,000,000    12.00% due 06/01/01...................        856,672
                                                        -------------
                                                            4,941,370
                                                        -------------
              JAPAN -- 1.1%
              Austria Republic
  75,000,000    5.00% due 01/22/01....................        733,254
  50,000,000    6.25% due 10/16/03....................        540,997
              Japan Government #33B
  51,750,000    3.80% due 09/20/16....................        494,209
                                                        -------------
                                                            1,768,460
                                                        -------------
              NETHERLANDS -- 0.2%
              Netherlands Government
     705,000    7.00% due 06/15/05....................        396,700
                                                        -------------
              NEW ZEALAND -- 2.0%
              New Zealand Government
   4,400,000    10.00% due 03/15/02...................      3,364,300
                                                        -------------
              PORTUGAL -- 0.5%
              Portugal Republic
  90,000,000     4.50% due 03/15/02...................        882,944
                                                        -------------
              SPAIN -- 1.5%
              Spanish Government
 330,000,000     7.90% due 02/28/02...................      2,457,890
                                                        -------------
              SWEDEN -- 4.8%
              Sweden Kingdom
   8,300,000     5.50% due 04/12/02...................      1,045,092
  13,500,000     9.00% due 04/20/09...................      2,060,866
  32,400,000    10.25% due 05/05/00...................      4,740,049
                                                        -------------
                                                            7,846,007
                                                        -------------
              UNITED KINGDOM -- 0.7%
              FFRESH MB 1-A2 144A
     400,000    11.13% due 10/05/58...................        840,680
              United Kingdom Treasury Gilt
     225,000    7.75% due 09/08/06....................        389,563
                                                        -------------
                                                            1,230,243
                                                        -------------
              Total foreign government bonds..........  $  40,197,318
                                                        -------------
                                                        -------------
SUPRANATIONAL -- 2.0%
              Asian Development Bank
 120,000,000    5.00% due 02/02/03....................  $   1,212,531
              Interamerican Development Bank
 100,000,000    6.00% due 10/30/01....................      1,029,013
              International Bank for Recon &
              Development
 100,000,000    4.75% due 12/20/04....................      1,021,913
                                                        -------------
              Total supranational.....................  $   3,263,457
                                                        -------------
                                                        -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
------------                                            -------------
U.S TREASURIES & FEDERAL AGENCIES -- 2.0%
              U.S. TREASURY BONDS -- 0.8%
$    870,000     6.25% due 08/15/23...................  $     805,022
     360,000    12.00% due 08/15/13...................        506,925
                                                        -------------
                                                            1,311,947
                                                        -------------
              U.S. TREASURY NOTE -- 1.2%
   2,000,000     5.25% due 12/31/97...................      1,996,876
                                                        -------------
              Total U.S. treasuries & Federal
                agencies..............................  $   3,308,823
                                                        -------------
                                                        -------------
SHORT-TERM SECURITIES -- 15.2%
              COMMERCIAL PAPER -- 2.7%
              GMAC Discount Note
   1,500,000     5.68% due 12/02/97...................  $   1,463,553
              KFW International Finance
   1,500,000     5.64% due 11/26/97...................      1,465,220
              Merrill Lynch & Co.
   1,500,000     5.58% due 07/14/97...................      1,496,978
                                                        -------------
                                                            4,425,751
                                                        -------------
 PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
------------                                            -------------
              REPURCHASE AGREEMENT -- 12.5%
$ 20,741,000  Interest in repurchase agreements (U.S.
                Treasury obligations), in a joint
                trading account dated 06/30/97 due
                07/01/97 with a yield of 5.9427% and
                maturity amount of $20,744,424........  $  20,741,000
                                                        -------------
              Total short-term securities.............  $  25,166,751
                                                        -------------
                                                        -------------

Total common stocks (cost $81,539,457).......   54.6 %  $   90,078,037
Total preferred stock (cost $411,148)........    0.4           715,375
Total foreign corporate bonds (cost
  $2,458,112)................................    1.5         2,395,402
Total foreign government bonds (cost
  $40,583,297)...............................   24.3        40,197,318
Total supranational (cost $3,342,445)........    2.0         3,263,457
Total U.S. treasuries & Federal agencies
  (cost $3,283,621)..........................    2.0         3,308,823
Total short-term securities (cost
  $25,166,751)...............................   15.2        25,166,751
                                               ------   --------------
Total investments (cost $156,784,831)........  100.0%   $  165,125,163
                                               ------   --------------
                                               ------   --------------

 * Non-income producing during period.
** Principal amount in currency of country indicated.

  FORWARD FOREIGN CURRENCY CONTRACTS -- NOTE 2 -- OUTSTANDING AT JUNE 30, 1997

                                                                      UNREALIZED
                                              AGGREGATE   DELIVERY   APPRECIATION
DESCRIPTION                     TOTAL VALUE  FACE VALUE     DATE     (DEPRECIATION)
------------------------------  -----------  -----------  ---------  -------------
Australian Dollars (Buy)         $ 508,714    $ 505,449    09/30/97    $   2,265
Australian Dollars (Sell)          891,134      888,001    07/31/97       (3,133)
Australian Dollars (Sell)           58,052       57,393    07/31/97         (659)
British Pounds (Sell)            1,668,772    1,669,652    07/31/97          880
Canadian Dollars (Buy)             505,675      503,842    09/18/97        1,833
Canadian Dollars (Buy)           1,743,299    1,736,362    08/20/97        6,937
Canadian Dollars (Buy)           1,598,024    1,587,302    08/20/97       10,722
Canadian Dollars (Sell)            711,021      703,518    07/31/97       (7,503)
Finnish Markkas (Buy)            1,674,844    1,689,811    08/12/97      (14,967)
French Franc (Sell)              7,396,838    7,469,890    07/31/97       73,052
German Deutschemarks (Buy)       1,067,947    1,085,351    09/18/97      (17,404)
German Deutschemarks (Sell)      9,827,586    9,934,179    07/31/97      106,593
Italian Lira (Buy)                 427,352      429,877    09/19/97       (2,525)
Italian Lira (Buy)                  53,536       54,310    09/19/97         (774)
Italian Lira (Sell)              4,929,627    4,965,389    07/31/97       35,762
Japanese Yen (Sell)              5,751,863    5,774,648    07/31/97       22,785
Netherlands Guilder (Sell)         396,323      401,241    07/31/97        4,918
New Zealand Dollar (Sell)        3,358,057    3,375,910    07/31/97       17,853
Spanish Pesetas (Sell)           2,459,751    2,489,447    07/31/97       29,696
Swedish Kronas (Buy)               849,932      845,055    07/25/97        4,877
Swedish Kronas (Buy)               303,139      303,276    07/25/97          137
Swedish Kronas (Sell)            7,858,005    7,885,573    07/31/97       27,568
Swiss Franc (Sell)               1,667,469    1,693,873    08/12/97       26,404
                                                                     -------------
                                                                       $ 325,317
                                                                     -------------
                                                                     -------------

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 4 September TSE 35 Index futures contracts, 10 Septrember ALL ORDS Index futures contracts, 4 July Hang Seng Index futures contracts, 28 July OMX Stock Index futures contracts, 4 September MIB 30 Index futures contracts, 5 September DTD DAX Index futures contracts, 19 DTB futures contracts and 19 September TSE 10 Y JGB futures contracts open at June 30, 1997. The contracts had a market value of $261,621.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD SMALL COMPANY FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                          MARKET
  SHARES                                                   VALUE
-----------                                            -------------
COMMON STOCKS -- 79.7%
             AEROSPACE & DEFENSE -- 1.9%
    *37,300  Gulfstream Aerospace Corp...............  $  1,100,350
     17,500  Precision Castparts Corp................     1,043,438
                                                       -------------
                                                          2,143,788
                                                       -------------
             BUSINESS SERVICES -- 3.7%
    *19,900  American Residential Services...........       462,675
    *37,600  Borg-Warner Security....................       672,100
    *27,100  Ingram Micro Inc. Class A...............       653,788
    *22,000  Services Experts Inc....................       539,000
    *27,600  Tetra Technologies......................       683,100
    *35,000  U.S. Office Products Co.................     1,069,688
                                                       -------------
                                                          4,080,351
                                                       -------------
             COMMUNICATION EQUIPMENT -- 4.6%
    *48,100  Gilat Satellite Network.................     1,599,325
    *30,300  Natural Microsystems Corp...............     1,090,800
    *27,200  Oak Industries, Inc.....................       782,000
   *131,300  Transwitch Corp.........................     1,116,050
    *38,600  Videoserver, Inc........................       511,450
                                                       -------------
                                                          5,099,625
                                                       -------------
             CONSUMER SERVICES -- 3.3%
     26,000  Callaway Golf Co........................       923,000
    *64,500  Golden Bear Golf, Inc...................       765,938
    *59,900  Prime Hospitality Corp..................     1,183,025
    *30,000  WMS Industries Inc......................       751,875
                                                       -------------
                                                          3,623,838
                                                       -------------
             ENERGY & SERVICES -- 1.7%
    *20,600  Falcon Drilling Co......................     1,187,075
    *41,600  Input Output Inc........................       754,000
                                                       -------------
                                                          1,941,075
                                                       -------------
             FINANCIAL SERVICES -- 19.5%
     36,100  Compass Bancshares Inc..................     1,213,856
     28,200  Cullen/Frost Bankers Inc................     1,194,975
     13,200  Finova Group Inc........................     1,009,800
    *52,700  Firstplus Financial Group...............     1,791,800
    *25,900  Frontier Insurance Group................     1,677,025
    *30,000  Hamilton Bancorp Inc....................       802,500
    *49,900  Investment Technology Group.............     1,341,063
    *56,200  ITLA Capital Corp.......................       913,250
     11,300  Jefferies Group Inc.....................       644,100
     28,000  Legg Mason, Inc.........................     1,506,750
    *20,700  MMI Companies, Inc......................       540,788
     18,500  Morgan Keegan...........................       367,688
     42,530  Peoples Heritage Financial Group........     1,610,824
     29,000  Piper Jaffray Cos.......................       594,500
    *22,700  Prepaid Legal Services..................       479,538
     32,800  Raymond James Financial Inc.............       897,900
     23,900  Reinsurance Group of America............     1,374,250
     66,800  Resource Bancshares.....................     1,319,300
    *35,000  UniBanco GDR............................     1,299,375
     21,100  Wilmington Trust Corp...................       965,325
                                                       -------------
                                                         21,544,607
                                                       -------------

  SHARES                                                  MARKET
-----------                                                VALUE
                                                       -------------
             FOOD, BEVERAGE & TOBACCO -- 2.3%
    *20,800  Consolidated Cigar Holdings Inc.........  $    577,200
    *31,200  General Cigar Holdings Inc..............       918,450
    *23,600  Robert Mondavi Corp. Class B............     1,115,100
                                                       -------------
                                                          2,610,750
                                                       -------------
             HEALTH CARE -- 10.3%
    *20,500  Genesis Health Ventures, Inc............       691,875
    *30,500  IDX Systems Corp........................     1,052,250
    *50,600  Magainin Pharmaceuticals, Inc...........       366,850
    *49,900  Magellan Health Services, Inc...........     1,472,050
     38,000  McKesson Corp...........................     2,945,000
    *47,500  Medpartners, Inc........................     1,027,188
    *47,200  Multicare Cos...........................     1,292,100
    *49,900  NABI, Inc...............................       330,588
    *21,600  PerSepctive Biosystems Inc..............       132,300
    *51,600  Vencor, Inc.............................     2,180,100
                                                       -------------
                                                         11,490,301
                                                       -------------
             INDUSTRIAL MATERIALS -- 2.5%
    *52,000  Noble Drilling Corp.....................     1,173,250
     26,000  Pittston Burlington Group...............       731,250
    *20,000  UCAR International Inc..................       915,000
                                                       -------------
                                                          2,819,500
                                                       -------------
             MANUFACTURING -- 2.5%
    *64,500  Ballantyne of Omaha.....................     1,161,000
    *17,600  Doncasters PLC SP ADR...................       407,000
     44,900  Memtec Ltd. ADR.........................     1,212,300
                                                       -------------
                                                          2,780,300
                                                       -------------
             MEDIA & SERVICES -- 2.7%
     28,000  McClatchy Newspapers Class A............       822,500
    *49,600  Pegasus Communications Corp.............       551,800
    *80,000  Playboy Enterprises Class B.............       925,000
    *46,700  Western Wireless Corp. Class A..........       741,363
                                                       -------------
                                                          3,040,663
                                                       -------------
             RETAIL -- 4.1%
    *48,000  Gadzooks Inc............................       936,000
    *66,300  Golden Books Family Entertainment.......       828,750
    *19,600  Hot Topic Inc...........................       441,000
    *65,000  Saks Holding, Inc.......................     1,625,000
    *55,200  Urban Outfitters, Inc...................       772,800
                                                       -------------
                                                          4,603,550
                                                       -------------
             SOFTWARE & SERVICES -- 11.8%
    *26,200  Bisys Group, Inc........................     1,093,850
    *38,750  Boole & Babbage, Inc....................       823,438
    *27,300  Cadence Design Systems Inc..............       914,550
   *122,300  Cayenne Software Inc....................       405,119
    *29,100  Ceridian Corp...........................     1,229,475
    *40,600  DST Systems, Inc........................     1,352,488
    *39,700  IKOS Systems, Inc.......................       848,588
    *49,900  Mercury Interactive Corp................       742,263
    *83,600  Optika Imaging Systems..................       418,000
    *40,600  Platinum Technology Inc.................       537,950
    *23,700  Policy Management Systems Group.........     1,113,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD SMALL COMPANY FUND, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

  SHARES                                                  MARKET
-----------                                                VALUE
                                                       -------------
COMMON STOCKS -- (CONTINUED)
             SOFTWARE & SERVICES -- (CONTINUED)
    *55,800  Premenos Technology Corp................  $    474,300
    *57,300  Rational Software Corp..................       963,356
    *58,200  Simulation Services Inc.................       887,550
    *43,500  Sterling Software, Inc..................     1,359,375
                                                       -------------
                                                         13,164,202
                                                       -------------
             TRANSPORTATION -- 6.2%
     48,900  Air Express International...............     1,943,775
    *39,500  Budget Group Inc........................     1,362,750
    *64,000  M.S. Carriers...........................     1,608,000
    *33,000  Swift Transportation....................       973,500
     50,000  Werner Enterprises Inc..................       968,750
                                                       -------------
                                                          6,856,775
                                                       -------------
             UTILITIES -- 2.6%
    *84,000  Calpine Corp............................     1,596,000
    *38,600  McLeod Inc. Class A.....................     1,302,750
       *300  Peoples Telephone Co., Inc..............         1,030
                                                       -------------
                                                          2,899,780
                                                       -------------
             Total common stocks.....................  $ 88,699,105
                                                       -------------
                                                       -------------
PREFERRED STOCKS -- 0.8%
             CONSUMER SERVICES
     27,800  AMC Entertainment.......................  $    882,650
                                                       -------------
                                                       -------------
 PRINCIPAL                                                MARKET
  AMOUNT                                                   VALUE
-----------                                            -------------
CONVERTIBLE BONDS -- 0.8%

             HEALTH CARE
             Sunrise Assisted Living
$   850,000    5.5% due 06/15/02.....................  $    945,625
                                                       -------------
                                                       -------------
SHORT-TERM SECURITIES -- 18.7%
             U.S. TREASURY BILL -- 0.1%
$   165,000  5.84% due 05/28/98......................  $    156,633
                                                       -------------
             REPURCHASE AGREEMENT -- 18.6%
 20,603,000  Interest in repurchase agreements (U.S.
               Treasury obligations), in a joint
               trading account dated 06/30/97 due
               07/01/97 with a yield of 5.9427% and
               maturity amount of $20,606,401........    20,603,000
                                                       -------------
             Total short-term securities.............  $ 20,759,633
                                                       -------------
                                                       -------------

Total common stocks (cost $77,393,871).......   79.7 %  $  88,699,105
Total preferred stock (cost $907,694)........    0.8          882,650
Total convertible bonds (cost $850,000)......    0.8          945,625
Total short-term securities (cost
  $20,759,633)...............................   18.7       20,759,633
                                               ------   --------------
Total investment (cost $99,911,198)..........  100.0%   $ 111,287,013
                                               ------   --------------
                                               ------   --------------
* Non-income producing during period.

                          FUTURES CONTRACTS -- NOTE 2
The Fund had 37 September Russell 2000 Index futures contracts open at June 30, 1997. The contracts had a market value of $7,379,650.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   HARTFORD MUTUAL FUNDS
   STATEMENT OF ASSETS AND LIABILITIES,
   STATEMENT OF OPERATIONS,

                   [STAG]
   STATEMENTS OF CHANGES IN NET ASSETS
   AND NOTES TO FINANCIAL STATEMENTS

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 1997 (UNAUDITED)

                              HARTFORD          HARTFORD             HVA           HARTFORD
                                BOND              STOCK         MONEY MARKET       ADVISERS
                             FUND, INC.        FUND, INC.        FUND, INC.       FUND, INC.
                           ---------------   ---------------   ---------------  ---------------
ASSETS:
  Investments in
    securities, at
    value................    $ 454,749,505   $ 4,027,363,026   $  588,014,486    $7,237,988,161
  Cash...................              390               700              292               565
  Receivables:
    Investment securities
      sold...............        9,271,755         --                --               --
    Fund shares sold.....          584,430         4,503,637         --               5,147,109
    Dividends and
      interest...........        6,966,472         3,298,941          927,556        32,878,717
  Other assets...........          422,463            86,466            1,775           141,538
                           ---------------   ---------------   ---------------  ---------------
TOTAL ASSETS.............      471,995,015     4,035,252,770      588,944,109     7,276,156,090
                           ---------------   ---------------   ---------------  ---------------
LIABILITIES:
  Payables:
    Investment securities
      purchased..........       29,575,966         9,620,078         --              17,182,664
    Fund shares
      redeemed...........        --                --               4,872,557         --
    Accrued Expenses.....           19,720         --                  53,093         --
  Other liabilities......        --                --                --               --
                           ---------------   ---------------   ---------------  ---------------
TOTAL LIABILITIES........       29,595,686         9,620,078        4,925,650        17,182,664
                           ---------------   ---------------   ---------------  ---------------
NET ASSETS, AT VALUE.....    $ 442,399,329   $ 4,025,632,692   $  584,018,459    $7,258,973,426
                           ---------------   ---------------   ---------------  ---------------
                           ---------------   ---------------   ---------------  ---------------
NET ASSETS CONSIST OF:
Capital stock (par value
  $0.10).................    $  43,667,812   $    84,025,334   $   58,401,846    $  303,879,175
Paid in surplus..........      397,402,856     2,586,455,128      525,616,613     5,067,383,179
  Accumulated
    undistributed net
    investment income
    (loss)...............        5,049,911         8,159,715         --              30,006,197
  Accumulated
    undistributed net
    realized gain
    (loss)...............       (6,493,171)       29,872,728         --              36,643,833
  Unrealized appreciation
    (depreciation) of
    investments..........        2,771,921     1,317,109,136         --           1,821,045,299
  Unrealized appreciation
    (depreciation) on
    futures contracts
    (Note 2).............        --                --                --               --
  Unrealized appreciation
    (depreciation) on
    forward currency
    contracts (Note 2)...        --                --                --               --
  Unrealized appreciation
    (depreciation) on
    translation of
    foreign currency.....        --                   10,651         --                  15,743
                           ---------------   ---------------   ---------------  ---------------
NET ASSETS, AT VALUE.....    $ 442,399,329   $ 4,025,632,692   $  584,018,459    $7,258,973,426
                           ---------------   ---------------   ---------------  ---------------
                           ---------------   ---------------   ---------------  ---------------
Number of shares
  outstanding............      436,678,115       840,253,339      584,018,459     3,038,791,750
Net asset value..........            $1.01             $4.79            $1.00             $2.39

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              HARTFORD           HARTFORD                            HARTFORD            HARTFORD
                               CAPITAL           MORTGAGE          HARTFORD        INTERNATIONAL       DIVIDEND AND
                            APPRECIATION        SECURITIES          INDEX          OPPORTUNITIES          GROWTH
                             FUND, INC.         FUND, INC.        FUND, INC.        FUND, INC.          FUND, INC.
                           ---------------   ----------------   --------------  -------------------   ---------------
ASSETS:
  Investments in
    securities, at
    value................  $ 4,173,572,732    $   383,637,670   $  890,616,156     $  1,181,226,354   $1,435,112,627
  Cash...................              503                 78              343                  423              226
  Receivables:
    Investment securities
      sold...............       15,292,971          --                --                  9,011,758         --
    Fund shares sold.....        5,166,436          --               2,120,792            1,606,217        4,664,589
    Dividends and
      interest...........        3,150,044          2,272,108          998,820            6,325,020        2,187,531
  Other assets...........          826,499          --                --                --                    44,873
                           ---------------   ----------------   --------------  -------------------   ---------------
TOTAL ASSETS.............    4,198,009,185        385,909,856      893,736,111        1,198,169,772    1,442,009,846
                           ---------------   ----------------   --------------  -------------------   ---------------
LIABILITIES:
  Payables:
    Investment securities
      purchased..........       69,810,604         65,155,403          910,910           25,700,486        4,580,185
    Fund shares
      redeemed...........        --                   104,382         --                    474,643         --
    Accrued Expenses.....        --                    29,842           18,791              121,499         --
  Other liabilities......        --                   166,727          159,442              629,550         --
                           ---------------   ----------------   --------------  -------------------   ---------------
TOTAL LIABILITIES........       69,810,604         65,456,354        1,089,143           26,926,178        4,580,185
                           ---------------   ----------------   --------------  -------------------   ---------------
NET ASSETS, AT VALUE.....  $ 4,128,198,581    $   320,453,502   $  892,646,968     $  1,171,243,594   $1,437,429,661
                           ---------------   ----------------   --------------  -------------------   ---------------
                           ---------------   ----------------   --------------  -------------------   ---------------
NET ASSETS CONSIST OF:
Capital stock (par value
  $0.10).................  $    99,653,421    $    29,958,648   $   33,940,631     $     81,649,170   $   80,427,100
Paid in surplus..........    3,018,753,358        297,485,804      619,084,175          907,998,231    1,049,384,553
  Accumulated
    undistributed net
    investment income
    (loss)...............          (95,479)         3,849,484        2,717,157           10,211,069        5,568,139
  Accumulated
    undistributed net
    realized gain
    (loss)...............       84,719,190        (12,836,599)       5,547,877           29,703,082       18,112,336
  Unrealized appreciation
    (depreciation) of
    investments..........      920,114,896          1,996,165      231,667,720          141,027,012      283,937,533
  Unrealized appreciation
    (depreciation) on
    futures contracts
    (Note 2).............        5,050,177          --                (310,592)             880,326         --
  Unrealized appreciation
    (depreciation) on
    forward currency
    contracts (Note 2)...        --                 --                --                   (210,833)        --
  Unrealized appreciation
    (depreciation) on
    translation of
    foreign currency.....            3,018          --                --                    (14,463)        --
                           ---------------   ----------------   --------------  -------------------   ---------------
NET ASSETS, AT VALUE.....  $ 4,128,198,581    $   320,453,502   $  892,646,968     $  1,171,243,594   $1,437,429,661
                           ---------------   ----------------   --------------  -------------------   ---------------
                           ---------------   ----------------   --------------  -------------------   ---------------
Number of shares
  outstanding............      996,534,206        299,586,481      339,406,307          816,491,704      804,270,995
Net asset value..........            $4.14              $1.07            $2.63                $1.43            $1.79

                              HARTFORD
                           INTERNATIONAL        HARTFORD
                           ADVISERS FUND,    SMALL COMPANY
                                INC.           FUND, INC.
                           --------------   ----------------
ASSETS:
  Investments in
    securities, at
    value................   $165,125,163       $111,287,013
  Cash...................            515                 15
  Receivables:
    Investment securities
      sold...............      1,408,082          7,531,704
    Fund shares sold.....        594,246            699,464
    Dividends and
      interest...........      1,610,277             36,536
  Other assets...........        417,420             35,150
                           --------------   ----------------
TOTAL ASSETS.............    169,155,703        119,589,882
                           --------------   ----------------
LIABILITIES:
  Payables:
    Investment securities
      purchased..........      3,528,127         15,944,945
    Fund shares
      redeemed...........       --                --
    Accrued Expenses.....         13,695              7,194
  Other liabilities......        182,322          --
                           --------------   ----------------
TOTAL LIABILITIES........      3,724,144         15,952,139
                           --------------   ----------------
NET ASSETS, AT VALUE.....   $165,431,559       $103,637,743
                           --------------   ----------------
                           --------------   ----------------
NET ASSETS CONSIST OF:
Capital stock (par value
  $0.10).................   $ 13,760,980       $  8,816,592
Paid in surplus..........    142,163,120         84,917,224
  Accumulated
    undistributed net
    investment income
    (loss)...............     (3,336,125)            47,876
  Accumulated
    undistributed net
    realized gain
    (loss)...............      3,930,793         (1,653,664)
  Unrealized appreciation
    (depreciation) of
    investments..........      8,340,332         11,375,815
  Unrealized appreciation
    (depreciation) on
    futures contracts
    (Note 2).............        246,841            133,900
  Unrealized appreciation
    (depreciation) on
    forward currency
    contracts (Note 2)...        325,317          --
  Unrealized appreciation
    (depreciation) on
    translation of
    foreign currency.....            301          --
                           --------------   ----------------
NET ASSETS, AT VALUE.....   $165,431,559       $103,637,743
                           --------------   ----------------
                           --------------   ----------------
Number of shares
  outstanding............    137,609,803         88,165,920
Net asset value..........          $1.20              $1.18

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                              HARTFORD        HARTFORD          HVA         HARTFORD
                                BOND            STOCK       MONEY MARKET    ADVISERS
                             FUND, INC.      FUND, INC.      FUND, INC.    FUND, INC.
                           --------------   -------------   ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $    503,616   $  23,512,218   $   --         $ 31,296,174
  Interest...............      14,858,097       3,990,367    15,428,005      69,252,998
  Less: Foreign tax
    withheld.............        --              (328,251)      --             (482,342)
                           --------------   -------------   ------------  -------------
    Total income.........      15,361,713      27,174,334    15,428,005     100,066,830
                           --------------   -------------   ------------  -------------
EXPENSES:
  Investment advisory
    fees (Note 3)........         649,506       4,473,470       690,556      14,047,652
  Administrative service
    fees.................         360,799       2,979,561       483,389       5,605,660
  Accounting services....          18,094          86,624        17,476         184,971
  Custodian fees.........           7,281          11,314         5,875          16,340
  Board of directors
    fees.................           1,245           8,007         1,638          17,240
  Other expenses.........          19,077         129,099        25,154         285,569
                           --------------   -------------   ------------  -------------
    Total expenses.......       1,056,002       7,688,075     1,224,088      20,157,432
                           --------------   -------------   ------------  -------------
  Net investment
    income...............      14,305,711      19,486,259    14,203,917      79,909,398
                           --------------   -------------   ------------  -------------
  Net realized gain
    (loss) on security
    transactions.........       1,716,085      30,086,664       --           39,310,845
  Net realized gain
    (loss) on futures
    contracts............        --              --             --               (5,044)
  Net realized gain
    (loss) on forward
    foreign currency
    contracts............        --              --             --             --
  Net realized gain
    (loss) on foreign
    currency
    transactions.........        --                (3,281)      --             --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........        (548,808)    647,802,514       --          855,736,217
  Net unrealized
    appreciation
    (depreciation) on
    futures contracts....        --              --             --             --
  Net unrealized
    appreciation
    (depreciation) on
    forward foreign
    currency contracts...        --              --             --             --
  Net unrealized
    appreciation
    (depreciation) on
    foreign currency
    translation..........        --                10,651       --               15,743
                           --------------   -------------   ------------  -------------
  Net realized and
    unrealized gain
    (loss) on
    investments..........       1,167,277     677,896,548       --          895,057,761
                           --------------   -------------   ------------  -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........    $ 15,472,988   $ 697,382,807   $14,203,917    $974,967,159
                           --------------   -------------   ------------  -------------
                           --------------   -------------   ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             HARTFORD        HARTFORD                         HARTFORD            HARTFORD         HARTFORD
                              CAPITAL        MORTGAGE        HARTFORD       INTERNATIONAL       DIVIDEND AND     INTERNATIONAL
                           APPRECIATION     SECURITIES        INDEX         OPPORTUNITIES          GROWTH          ADVISERS
                            FUND, INC.      FUND, INC.      FUND, INC.       FUND, INC.          FUND, INC.       FUND, INC.
                           -------------   -------------   ------------  -------------------   ---------------   -------------
INVESTMENT INCOME:
  Dividends..............  $ 13,386,788     $    569,790   $  6,579,681     $ 15,369,713       $ 16,046,208       $ 1,156,053
  Interest...............     7,126,486       10,881,632      1,052,825        1,895,625            998,795         1,980,351
  Less: Foreign tax
    withheld.............      (509,958)        --              (39,064)      (2,070,736)           (42,670)         (182,207)
                           -------------   -------------   ------------  -------------------   ---------------   -------------
    Total income.........    20,003,316       11,451,422      7,593,442       15,194,602         17,002,333         2,954,197
                           -------------   -------------   ------------  -------------------   ---------------   -------------
EXPENSES:
  Investment advisory
    fees (Note 3)........     8,053,929          396,138        739,508        2,637,384          2,790,460           373,491
  Administrative service
    fees.................     3,137,657          277,297        647,069          907,426            971,742           113,671
  Accounting services....        91,053           26,460         16,345           50,665             19,754             7,174
  Custodian fees.........        19,267            9,849         13,298          364,197              8,275            57,923
  Board of directors
    fees.................         8,400            1,242          1,495            2,968              1,772               234
  Other expenses.........       137,364           18,105         27,039           46,100             31,943             5,282
                           -------------   -------------   ------------  -------------------   ---------------   -------------
    Total expenses.......    11,447,670          729,091      1,444,754        4,008,740          3,823,946           557,775
                           -------------   -------------   ------------  -------------------   ---------------   -------------
  Net investment
    income...............     8,555,646       10,722,331      6,148,688       11,185,862         13,178,387         2,396,422
                           -------------   -------------   ------------  -------------------   ---------------   -------------
  Net realized gain
    (loss) on security
    transactions.........    73,546,684         (235,094)       273,456       24,054,417         18,228,720         2,088,488
  Net realized gain
    (loss) on futures
    contracts............     4,899,171           44,983      5,383,349       10,445,497            --              1,121,772
  Net realized gain
    (loss) on forward
    foreign currency
    contracts............     6,958,743         --              --            (4,797,879)           --              2,716,536
  Net realized gain
    (loss) on foreign
    currency
    transactions.........         1,985         --              --                31,098            --             (1,980,452)
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........   417,288,118          707,849    127,501,660       67,174,394        176,899,852         4,634,389
  Net unrealized
    appreciation
    (depreciation) on
    futures contracts....     5,372,619         --             (199,958)         175,962            --                124,281
  Net unrealized
    appreciation
    (depreciation) on
    forward foreign
    currency contracts...    (1,053,529)        --              --              (310,633)           --                301,535
  Net unrealized
    appreciation
    (depreciation) on
    foreign currency
    translation..........        (3,814)        --              --               (47,837)           --                 11,086
                           -------------   -------------   ------------  -------------------   ---------------   -------------
  Net realized and
    unrealized gain
    (loss) on
    investments..........   507,009,977          517,738    132,958,507       96,725,019        195,128,572         9,017,635
                           -------------   -------------   ------------  -------------------   ---------------   -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........  $515,565,623     $ 11,240,069   $139,107,195     $107,910,881       $208,306,959       $11,414,057
                           -------------   -------------   ------------  -------------------   ---------------   -------------
                           -------------   -------------   ------------  -------------------   ---------------   -------------


                              HARTFORD
                           SMALL COMPANY
                             FUND, INC.
                           --------------
INVESTMENT INCOME:
  Dividends..............     $  129,668
  Interest...............        186,906
  Less: Foreign tax
    withheld.............       --
                           --------------
    Total income.........        316,574
                           --------------
EXPENSES:
  Investment advisory
    fees (Note 3)........        193,329
  Administrative service
    fees.................         58,839
  Accounting services....          1,820
  Custodian fees.........         10,789
  Board of directors
    fees.................            162
  Other expenses.........          3,159
                           --------------
    Total expenses.......        268,098
                           --------------
  Net investment
    income...............         48,476
                           --------------
  Net realized gain
    (loss) on security
    transactions.........     (1,720,100)
  Net realized gain
    (loss) on futures
    contracts............        155,184
  Net realized gain
    (loss) on forward
    foreign currency
    contracts............       --
  Net realized gain
    (loss) on foreign
    currency
    transactions.........       --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........     11,069,921
  Net unrealized
    appreciation
    (depreciation) on
    futures contracts....        133,900
  Net unrealized
    appreciation
    (depreciation) on
    forward foreign
    currency contracts...       --
  Net unrealized
    appreciation
    (depreciation) on
    foreign currency
    translation..........       --
                           --------------
  Net realized and
    unrealized gain
    (loss) on
    investments..........      9,638,905
                           --------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........     $9,687,381
                           --------------
                           --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                              HARTFORD          HARTFORD            HVA          HARTFORD
                                BOND              STOCK        MONEY MARKET      ADVISERS
                             FUND, INC.        FUND, INC.       FUND, INC.      FUND, INC.
                           ---------------   ---------------   -------------  ---------------
OPERATIONS:
  Net investment
    income...............    $  14,305,711   $    19,486,259   $ 14,203,917    $   79,909,398
  Net realized gain
    (loss) on security
    transactions and
    foreign currency
    transactions.........        1,716,085        30,083,383        --             39,305,801
  Net unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    translation..........         (548,808)      647,813,165        --            855,751,960
                           ---------------   ---------------   -------------  ---------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....       15,472,988       697,382,807     14,203,917       974,967,159
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............       (9,261,988)      (11,523,775)   (14,203,917)      (50,430,318)
  Net realized gain on
    security
    transactions.........        --             (161,851,967)       --           (270,771,078)
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............       46,318,439       573,266,491    942,052,035       462,158,937
  Reinvested dividends
    and distributions....        9,261,988       173,375,742     14,203,917       321,201,396
  Cost of shares
    repurchased..........      (21,939,898)     (239,225,197)  (914,823,069)      (57,681,838)
                           ---------------   ---------------   -------------  ---------------
    Net increase
      (decrease) from
      capital share
      transactions.......       33,640,529       507,417,036     41,432,883       725,678,495
                           ---------------   ---------------   -------------  ---------------
    Total increase
      (decrease) in net
      assets.............       39,851,529     1,031,424,101     41,432,883     1,379,444,258
NET ASSETS:
  Beginning of period....      402,547,800     2,994,208,591    542,585,576     5,879,529,168
                           ---------------   ---------------   -------------  ---------------
  End of period..........    $ 442,399,329   $ 4,025,632,692   $584,018,459    $7,258,973,426
                           ---------------   ---------------   -------------  ---------------
                           ---------------   ---------------   -------------  ---------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............       46,471,755       131,094,585    942,052,608       206,428,221
  Reinvested
    distributions........        9,352,373        41,278,668     14,203,344       148,191,490
  Shares repurchased.....      (22,020,222)      (54,885,496)  (914,823,069)      (25,878,190)
                           ---------------   ---------------   -------------  ---------------
  Net increase (decrease)
    in shares
    outstanding..........       33,803,906       117,487,757     41,432,883       328,741,521
                           ---------------   ---------------   -------------  ---------------
                           ---------------   ---------------   -------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              HARTFORD          HARTFORD                         HARTFORD            HARTFORD          HARTFORD
                               CAPITAL          MORTGAGE        HARTFORD       INTERNATIONAL       DIVIDEND AND     INTERNATIONAL
                            APPRECIATION       SECURITIES        INDEX         OPPORTUNITIES          GROWTH        ADVISERS FUND,
                             FUND, INC.        FUND, INC.      FUND, INC.       FUND, INC.          FUND, INC.           INC.
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
OPERATIONS:
  Net investment
    income...............  $     8,555,646    $  10,722,331   $  6,148,688     $     11,185,862   $   13,178,387     $  2,396,422
  Net realized gain
    (loss) on security
    transactions and
    foreign currency
    transactions.........       85,406,583         (190,111)     5,656,805           29,733,133       18,228,720        3,946,344
  Net unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    translation..........      421,603,394          707,849    127,301,702           66,991,886      176,899,852        5,071,291
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....      515,565,623       11,240,069    139,107,195          107,910,881      208,306,959       11,414,057
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............       (7,623,631)      (7,052,133)    (3,504,152)          (1,009,042)      (7,856,829)      (5,624,995)
  Net realized gain on
    security
    transactions.........     (262,285,067)        --          (54,414,034)         (75,709,860)     (27,905,705)        (383,508)
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............      654,530,043       14,090,998    422,179,374           94,276,298      354,581,069       51,100,046
  Reinvested dividends
    and distributions....      269,908,698        7,052,133     57,918,186           76,718,902       35,762,534        6,008,503
  Cost of shares
    repurchased..........     (428,566,873)     (30,372,748)  (289,704,162)         (27,486,616)      (5,438,808)      (1,568,286)
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
    Net increase
      (decrease) from
      capital share
      transactions.......      495,871,868       (9,229,617)   190,393,398          143,508,584      384,904,795       55,540,263
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
    Total increase
      (decrease) in net
      assets.............      741,528,793       (5,041,681)   271,582,407          174,700,563      557,449,220       60,945,817
NET ASSETS:
  Beginning of period....    3,386,669,788      325,495,183    621,064,561          996,543,031      879,980,441      104,485,742
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
  End of period..........  $ 4,128,198,581    $ 320,453,502   $892,646,968     $  1,171,243,594   $1,437,429,661     $165,431,559
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............      170,069,460       13,345,650    173,429,261           69,430,981      216,647,377       44,100,778
  Reinvested
    distributions........       73,195,649        6,718,831     24,697,622           59,271,106       22,356,833        5,312,136
  Shares repurchased.....     (111,929,335)     (28,780,596)  (119,477,848)         (20,548,366)      (3,408,343)      (1,369,084)
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
  Net increase (decrease)
    in shares
    outstanding..........      131,335,774       (8,716,115)    78,649,035          108,153,721      235,595,867       48,043,830
                           ---------------   --------------   ------------  -------------------   ---------------   --------------
                           ---------------   --------------   ------------  -------------------   ---------------   --------------


                               HARTFORD
                            SMALL COMPANY
                              FUND, INC.
                           ----------------
OPERATIONS:
  Net investment
    income...............     $     48,476
  Net realized gain
    (loss) on security
    transactions and
    foreign currency
    transactions.........       (1,564,916)
  Net unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    translation..........       11,203,821
                           ----------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....        9,687,381
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............             (756)
  Net realized gain on
    security
    transactions.........         (278,063)
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............       51,794,529
  Reinvested dividends
    and distributions....          263,914
  Cost of shares
    repurchased..........         (641,183)
                           ----------------
    Net increase
      (decrease) from
      capital share
      transactions.......       51,417,260
                           ----------------
    Total increase
      (decrease) in net
      assets.............       60,825,822
NET ASSETS:
  Beginning of period....       42,811,921
                           ----------------
  End of period..........     $103,637,743
                           ----------------
                           ----------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............       48,500,741
  Reinvested
    distributions........          251,896
  Shares repurchased.....         (629,204)
                           ----------------
  Net increase (decrease)
    in shares
    outstanding..........       48,123,433
                           ----------------
                           ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1996

                               HARTFORD          HARTFORD             HVA           HARTFORD
                                 BOND              STOCK         MONEY MARKET       ADVISERS
                              FUND, INC.        FUND, INC.        FUND, INC.       FUND, INC.
                           ----------------   ---------------   ---------------  ---------------
OPERATIONS:
  Net investment
    income...............    $   23,250,402   $    38,483,030   $   22,738,638    $  147,050,773
  Net realized gain on
    security transactions
    and foreign
    currency.............         2,775,436       161,403,731            2,197       267,921,758
  Net realized gain
    (loss) on futures
    contracts............         --                --                --               --
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       (12,099,332)      329,790,776         --             373,870,758
                           ----------------   ---------------   ---------------  ---------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....        13,926,506       529,677,537       22,740,835       788,843,289
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............       (23,252,299)      (38,048,174)     (22,738,638)     (146,336,279)
  Net realized gain on
    security
    transactions.........         --              (80,821,138)          (2,197)      (97,284,143)
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............       254,369,346     1,358,328,493    2,549,507,437     1,211,458,165
  Reinvested dividends
    and distributions....        23,252,298       118,869,307       22,740,798       243,620,416
  Cost of shares
    redeemed.............      (208,242,998)     (770,681,048)  (2,369,371,242)     (383,541,029)
                           ----------------   ---------------   ---------------  ---------------
    Net increase
      (decrease) from
      capital share
      transactions.......        69,378,646       706,516,752      202,876,993     1,071,537,552
                           ----------------   ---------------   ---------------  ---------------
    Total increase
      (decrease) in net
      assets.............        60,052,853     1,117,324,977      202,876,993     1,616,760,419
NET ASSETS:
  Beginning of period....       342,494,947     1,876,883,614      339,708,583     4,262,768,749
                           ----------------   ---------------   ---------------  ---------------
  End of period..........    $  402,547,800   $ 2,994,208,591   $  542,585,576    $5,879,529,168
                           ----------------   ---------------   ---------------  ---------------
                           ----------------   ---------------   ---------------  ---------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............       254,649,109       360,788,240    2,549,507,437       597,537,609
  Reinvested
    distributions........        23,512,053        33,332,051       22,740,798       122,083,331
  Shares redeemed........      (208,369,007)     (203,498,988)  (2,369,371,242)     (186,184,804)
                           ----------------   ---------------   ---------------  ---------------
  Net increase (decrease)
    in shares
    outstanding..........        69,792,155       190,621,303      202,876,993       533,436,136
                           ----------------   ---------------   ---------------  ---------------
                           ----------------   ---------------   ---------------  ---------------

* From inception, August 9, 1996, to December 31, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              HARTFORD         HARTFORD                        HARTFORD                              HARTFORD
                               CAPITAL         MORTGAGE        HARTFORD      INTERNATIONAL        HARTFORD         INTERNATIONAL
                            APPRECIATION      SECURITIES         INDEX       OPPORTUNITIES   DIVIDEND AND GROWTH     ADVISERS
                             FUND, INC.       FUND, INC.      FUND, INC.      FUND, INC.         FUND, INC.         FUND, INC.
                           ---------------   -------------   -------------   -------------   -------------------   -------------
OPERATIONS:
  Net investment
    income...............  $    16,536,321   $  21,509,830   $   9,798,518   $ 14,944,153       $ 13,982,229       $  2,226,486
  Net realized gain on
    security transactions
    and foreign
    currency.............      255,377,198        (507,548)     44,514,753     76,110,084         27,789,320          3,178,372
  Net realized gain
    (loss) on futures
    contracts............        6,073,616         (41,164)      9,782,117      1,237,540          --                   120,799
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........      239,094,440      (5,189,787)     32,113,387     10,899,075         76,776,242          2,337,601
                           ---------------   -------------   -------------   -------------   -------------------   -------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....      517,081,575      15,771,331      96,208,775    103,190,852        118,547,791          7,863,258
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............      (18,981,972)    (20,576,313)     (9,725,897)   (16,566,894)       (13,722,811)        (3,160,906)
  Net realized gain on
    security
    transactions.........     (144,074,825)       --            (6,503,101)   (20,342,973)        (6,559,586)        (2,100,363)
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............    1,992,482,669      60,478,861     909,101,858    271,959,848        514,924,406         80,121,321
  Reinvested dividends
    and distributions....      163,056,776      20,576,314      16,228,997     36,909,865         20,282,403          5,081,390
  Cost of shares
    redeemed.............   (1,280,786,138)    (78,320,323)   (702,498,963)   (65,082,872)       (18,562,229)       (14,583,123)
                           ---------------   -------------   -------------   -------------   -------------------   -------------
    Net increase
      (decrease) from
      capital share
      transactions.......      874,753,307       2,734,852     222,831,892    243,786,841        516,644,580         70,619,588
                           ---------------   -------------   -------------   -------------   -------------------   -------------
    Total increase
      (decrease) in net
      assets.............    1,228,778,085      (2,070,130)    302,811,669    310,067,826        614,909,974         73,221,577
NET ASSETS:
  Beginning of period....    2,157,891,703     327,565,313     318,252,892    686,475,205        265,070,467         31,264,165
                           ---------------   -------------   -------------   -------------   -------------------   -------------
  End of period..........  $ 3,386,669,788   $ 325,495,183   $ 621,064,561   $996,543,031       $879,980,441       $104,485,742
                           ---------------   -------------   -------------   -------------   -------------------   -------------
                           ---------------   -------------   -------------   -------------   -------------------   -------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............      550,329,695      57,507,862     418,317,811    202,942,268        365,817,586         69,719,902
  Reinvested
    distributions........       48,709,013      19,671,794       7,617,074     27,910,095         14,561,833          4,382,000
  Shares redeemed........     (352,206,856)    (74,651,995)   (322,113,339)   (48,271,571)       (12,969,461)       (12,726,579)
                           ---------------   -------------   -------------   -------------   -------------------   -------------
  Net increase (decrease)
    in shares
    outstanding..........      246,831,852       2,527,661     103,821,546    182,580,792        367,409,958         61,375,323
                           ---------------   -------------   -------------   -------------   -------------------   -------------
                           ---------------   -------------   -------------   -------------   -------------------   -------------


                             HARTFORD
                           SMALL COMPANY
                            FUND, INC.*
                           -------------
OPERATIONS:
  Net investment
    income...............   $    36,756
  Net realized gain on
    security transactions
    and foreign
    currency.............       176,416
  Net realized gain
    (loss) on futures
    contracts............        12,899
  Net unrealized
    appreciation
    (depreciation) of
    investments during
    the period...........       305,895
                           -------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....       531,966
DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment
    income...............       (36,601)
  Net realized gain on
    security
    transactions.........       --
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from sale of
    shares...............    42,814,882
  Reinvested dividends
    and distributions....        29,636
  Cost of shares
    redeemed.............      (527,962)
                           -------------
    Net increase
      (decrease) from
      capital share
      transactions.......    42,316,556
                           -------------
    Total increase
      (decrease) in net
      assets.............    42,811,921
NET ASSETS:
  Beginning of period....       --
                           -------------
  End of period..........   $42,811,921
                           -------------
                           -------------
CHANGE IN CAPITAL SHARES
  OUTSTANDING:
  Shares sold............    40,509,778
  Reinvested
    distributions........        27,965
  Shares redeemed........      (495,256)
                           -------------
  Net increase (decrease)
    in shares
    outstanding..........    40,042,487
                           -------------
                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    Hartford Bond Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc. Hartford International Advisers Fund, Inc. and Hartford Small Company Fund, Inc. (the Funds) are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-ended management investment companies.

    Fund shares are made available to serve as the underlying investment options of the variable annuity, variable life insurance and group pension contracts issued by the affiliated life insurance company Separate Accounts of the ITT Hartford Life Insurance Companies (Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company). The Fund's objectives are as follows:

Hartford Bond Fund, Inc.       Seeks a high level of current income while preserving capital through investing primarily in high-grade government and corporate bonds and other debt securities.

Hartford Stock Fund, Inc.      Seeks long-term capital growth through a diversified portfolio of equity securities.

HVA Money Market Fund, Inc.    Seeks a high level of current income consistent with liquidity and the need for preservation of capital through high-quality money-market securities.

Hartford Advisers Fund, Inc.   Seeks a high, long-term total rate of return (capital growth and current income) through a varying mix of stocks, bonds and money market instruments.

Hartford Capital Appreciation  Seeks growth of capital through investment in equity securities of
 Fund, Inc.                    companies with high growth potential, including small emerging companies.

Hartford Mortgage Securities   Seeks a high level of current income by investing primarily in
 Fund, Inc.                    mortgage-backed securities, including securities issued by Government
                               National Mortgage Association.

Hartford Index Fund, Inc.      Seeks to approximate the price and yield performance represented by the
                               Standard & Poor's 500 Composite Stock Price Index through investments in common stocks.

Hartford International         Seeks a long-term total return consistent with that of international
 Opportunities Fund, Inc.      equity markets through investment primarily in foreign equity securities issues.

Hartford Dividend and Growth   Seeks a high level of current income consistent with growth of capital
 Fund, Inc.                    and moderate investment risk. Primary investments are equity securities and securities convertible into equity securities that typically have above average yield.

Hartford International         Seeks a long-term total rate of return consistent with moderate risk.
 Advisers Fund, Inc.           Investments include a mix of debt, equity and money market instruments primarily with foreign issuers.

Hartford Small Company Fund,   Seeks growth of capital by investing primarily in equity securities
 Inc.                          selected on the basis of potential for capital appreciation.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost, which is also used for Federal income tax purposes.

    b) SECURITY VALUATION--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the HVA Money Market

       Fund, Inc. are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Index Fund, Inc., Hartford Stock Fund, Inc., Hartford Bond Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers Fund, Inc., and Hartford Small Company Fund, Inc. short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From that time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on a given day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by a person designated by the Funds' Board of Directors.

    c) FOREIGN CURRENCY TRANSACTIONS--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in the foreign currency exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying Statement of Operations.

      Net realized foreign currency exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign currency exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) JOINT TRADING ACCOUNT--Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a Joint Trading account managed by The Hartford Investment Management Company or Wellington Management Company, LLP. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments that are collateralized by U.S. Treasury or Agency Obligations.

    e) REPURCHASE TRANSACTIONS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be at least 102% of the resale price at the time of purchase. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS--The Funds enter into futures contracts to retain their cash balances and yet be exposed to the market thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. When the funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)
       traded futures contract is the last sale price or, in the absence of a last sale price, the last offering price or, in the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

      At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position which would serve to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

      The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked to market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

    g) FEDERAL INCOME TAXES--For Federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income to their shareholders or otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made.

    h) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Fund's shares are executed in accordance with the investment instructions of the contract owners. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Funds' shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

      Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy with respect to the Hartford Bond Fund, Inc., Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers Fund, Inc., and Hartford Small Company Fund, Inc. is to pay dividends from net investment income and distribute realized capital gains, if any, annually.

      The HVA Money Market Fund, Inc. seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

    i) FORWARD FOREIGN CURRENCY CONTRACTS--As of June 30, 1997, Hartford International Opportunities Fund, Inc., Hartford Capital Appreciation Fund, Inc. and Hartford International Advisers Fund, Inc., have entered into forward foreign currency exchange contracts that obligate the Funds to repurchase currencies at specified future dates. The Funds enter into forward foreign currency contracts to manage currency exchange rate risk.

      Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

    j) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those amounts.

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--HL Investment Advisors, Inc. (HL Advisors) a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager of the Hartford Bond Fund Inc., HVA Money Market Fund, Inc., Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Mortgage Securities Fund, Inc. Hartford Index Fund, Inc. Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers, Fund, Inc. and Hartford Small Company Fund, Inc. pursuant to Investment Management Agreements approved by each Fund's Board of Directors and shareholders.

      The schedule below reflects the rates of compensation paid to HL Advisors for services rendered:

               HARTFORD INDEX FUND

NET ASSET VALUE                       ANNUAL RATE
------------------------------------  -----------
All Assets                                0.200%


     HARTFORD MORTGAGE SECURITIES FUND, INC.
         AND HVA MONEY MARKET FUND, INC.

NET ASSET VALUE                       ANNUAL RATE
------------------------------------  -----------
All Assets                                0.250%

            HARTFORD BOND FUND, INC.
          AND HARTFORD STOCK FUND, INC.

NET ASSET VALUE                       ANNUAL RATE
------------------------------------  -----------
On first $250 million                      .325%
On next $250 million                       .300
On next $500 million                       .275
Over $1 billion                            .250
          HARTFORD ADVISERS FUND, INC.,
    HARTFORD CAPITAL APPRECIATION FUND, INC.,
HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.,
     HARTFORD DIVIDEND AND GROWTH FUND, INC.
   HARTFORD INTERNATIONAL ADVISERS FUND, INC.
      AND HARTFORD SMALL COMPANY FUND, INC.

NET ASSET VALUE                       ANNUAL RATE
------------------------------------  -----------
On first $250 million                      .575%
On next $250 million                       .525
On next $500 million                       .475
Over $1 billion                            .425

      Pursuant to investment services agreements between HL Advisors and The Hartford Investment Management Company (HIMCO), HIMCO provides the day to day investment management services for the Hartford Bond Fund Inc., HVA Money Market Fund, Inc., Hartford Mortgage Securities Fund, Inc. and Hartford Index Fund, Inc. HIMCO is a wholly owned subsidiary of The Hartford.

      Pursuant to sub-investment advisory agreements between HL Advisors and Wellington Management Company (Wellington), Wellington provides the day to day investment management services for the Hartford Stock Fund, Inc., Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford International Advisers Fund, Inc. and Hartford Small Company Fund, Inc. Wellington and HIMCO determine the purchase and sale of portfolio securities and place such

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)
      orders for execution, in the name of the respective Fund. In conjunction with their investment activity, Wellington and HIMCO regularly furnishes reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) ADMINISTRATIVE SERVICES AGREEMENT--Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and each of the Funds, HL provides administrative services to the Funds and receives monthly compensation at the annual rate of .175% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, shareholder accounting, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

    c) OPERATING EXPENSES--Expenses of the Funds are charged to each fund based on the ratio of the net assets of each fund to the combined net assets of the Funds. Nonallocable expenses are charged to each fund based on specific identification.

 4.  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

    The aggregate gross unrealized appreciation on all investments where there was an excess of value over tax cost, the aggregate gross unrealized depreciation of investments where there was an excess of tax cost over value and the net unrealized appreciation (depreciation) of investments as of June 30, 1997, were as follows:

                                                                         AGGREGATE GROSS   AGGREGATE GROSS
                                                                            UNREALIZED       UNREALIZED      NET UNREALIZED
                                                           TAX COST        APPRECIATION     DEPRECIATION      APPRECIATION
                                                       ----------------  ----------------  ---------------  ----------------
Bond Fund............................................  $    452,189,693  $      5,810,779   $  (3,250,966)  $      2,559,813
Stock Fund...........................................     2,710,253,890     1,335,327,250     (18,218,114)     1,317,109,136
Advisers Fund........................................     5,419,974,294     1,857,745,649     (39,731,781)     1,818,013,868
Capital Appreciation.................................     3,255,714,417     1,004,220,239     (86,361,901)       917,858,338
Mortgage Securities..................................       381,641,504         3,889,976      (1,896,641)         1,993,335
Index Fund...........................................       659,322,999       242,232,534     (10,939,376)       231,293,158
International Opportunities..........................     1,040,199,342       190,002,744     (48,975,741)       141,027,003
Dividend & Growth....................................     1,151,527,635       290,509,268      (6,924,275)       283,584,993
International Advisers...............................       157,027,444        12,864,380      (4,766,670)         8,097,710
Small Company........................................        99,945,614        13,138,788      (7,797,389)        11,341,399

 5.  EQUITY OF AFFILIATES:

    a) HARTFORD SMALL COMPANY FUND, INC.--HL Investment Advisers, Inc. has ownership of 3,000,000 shares of Hartford Small Company Fund, Inc. representing 3.4% of the total outstanding shares of the Fund as of June 30, 1997.

    b) As of June 30, 1997, certain HL group pension contracts held direct interest in shares as follows:

                                                                                                                   PERCENT OF
                                                                                                       SHARES     TOTAL SHARES
                                                                                                    ------------  ------------
Hartford Bond Fund, Inc...........................................................................     1,473,510       0.34%
HVA Money Market Fund Inc.........................................................................     2,732,995       0.47
Hartford Stock Fund, Inc..........................................................................     1,219,850       0.15
Hartford Advisers Fund, Inc.......................................................................    25,047,369       1.00
Hartford Capital Appreciation Fund, Inc...........................................................    19,870,856       2.00
Hartford Mortgage Securities Fund, Inc............................................................    17,696,804       5.90
Hartford Index Fund, Inc..........................................................................    20,198,638       6.00
Hartford International Opportunities Fund, Inc....................................................     9,585,278       1.17
Hartford Dividend & Growth Fund, Inc..............................................................     2,554,362       0.32
Hartford International Advisers Fund, Inc.........................................................       273,415       0.20
Hartford Small Company Fund, Inc..................................................................       291,931       0.33

 6.  INVESTMENT TRANSACTIONS:

    Investment transactions (excluding short-term investments) for the six months ended June 30, 1997, were as follows:

                                                                                            PURCHASES AT        SALES AT
                                                                                                COST            PROCEEDS
                                                                                          ----------------  ----------------
Hartford Bond Fund, Inc.................................................................   $  371,043,738   $    350,121,433
Hartford Stock Fund, Inc................................................................      753,002,542        399,919,449
Hartford Advisers, Fund, Inc............................................................    1,289,874,011        689,230,585
Hartford Capital Appreciation Fund, Inc.................................................    1,378,014,451      1,233,063,218
Hartford Mortgage Securities Fund, Inc..................................................      257,435,277        228,402,888
Hartford Index Fund, Inc................................................................      128,310,104          3,999,407
Hartford International Opportunities Fund, Inc..........................................      416,376,453        331,617,586
Hartford Dividend and Growth Fund, Inc..................................................      545,411,304        194,429,670
Hartford International Advisers, Fund, Inc..............................................      120,978,806         81,194,736
Hartford Small Company Fund, Inc........................................................       84,126,653         40,593,764

 7.

    In accordance with AICPA statement of position 93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES, the Funds have recorded several reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1996 the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                   UNDISTRIBUTED   UNDISTRIBUTED
                                                                                   NET INVESTMENT  NET REALIZED     CAPITAL
                                                                                   INCOME (LOSS)   GAINS (LOSS)     SURPLUS
                                                                                   --------------  -------------  -----------
Hartford Bond Fund, Inc..........................................................   $      8,085   $      30,403  $   (38,488)
Hartford Stock Fund, Inc.........................................................       (237,625)        237,625
Hartford Advisers, Fund, Inc.....................................................       (187,377)        187,377
Hartford Capital Appreciation Fund, Inc..........................................      1,418,157      (1,418,157)
Hartford Mortgage Securities Fund, Inc...........................................       (754,232)        754,232
Hartford International Opportunities Fund, Inc...................................      1,662,153      (1,731,747)      69,594
Hartford Dividend and Growth Fund, Inc...........................................        (12,837)                      12,837
Hartford International Advisers, Fund, Inc.......................................        826,948        (826,948)

 8.  CAPITAL GAINS DISTRIBUTION:

    The Board of Directors declared a distribution from Capital Gains as follows in the respective Funds:

                                                                    RECORD DATE           PAYABLE DATE      PER SHARE AMOUNT
                                                                --------------------  --------------------  -----------------
Hartford Stock Fund, Inc......................................     February 27, 1997     February 28, 1997    $    0.145092
Hartford Advisers, Fund, Inc..................................     February 27, 1997     February 28, 1997         0.068200
Hartford Capital Appreciation Fund, Inc.......................     February 27, 1997     February 28, 1997         0.183585
Hartford Index Fund, Inc......................................     February 27, 1997     February 28, 1997         0.178996
Hartford International Opportunities Fund, Inc................     February 27, 1997     February 28, 1997         0.067382
Hartford Dividend and Growth Fund, Inc........................     February 27, 1997     February 28, 1997         0.020531

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

 9. MERGER OF HARTFORD U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC. WITH HVA MONEY MARKET FUND, INC.:

    On June 27, 1997, HVA Money Market Fund, Inc. (HVAMMF) acquired the net assets of the Hartford U.S. Government Securities Money Market Fund, Inc. (HUSGSMMF), pursuant to a plan of reorganization adopted by the Board of Directors, April 22, 1997 and approved by HUSGSMMF's shareholders, June 19, 1997. The reorganization was accomplished by a tax free exchange of 10,575,168 (NAV $1.00) shares of HUSGSMMF for 10,575,168 (NAV $1.00) of
    HVAMMF outstanding.

 10.  AUTHORIZED SHARES:

    The authorized shares for each fund are as follows:

FUND                                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------  ---------------
Hartford Bond Fund, Inc......................................................................................      800,000,000
Hartford Stock Fund, Inc.....................................................................................    2,000,000,000
HVA Money Market Fund, Inc...................................................................................    1,300,000,000
Hartford Advisers Fund, Inc..................................................................................    5,000,000,000
Hartford Capital Appreciation Fund, Inc......................................................................    2,000,000,000
Hartford Mortgage Securities Fund, Inc.......................................................................      800,000,000
Hartford Index Fund, Inc.....................................................................................    1,000,000,000
Hartford International Opportunities Fund, Inc...............................................................    1,500,000,000
Hartford Dividend and Growth Fund, Inc.......................................................................    2,000,000,000
Hartford International Advisers Fund, Inc....................................................................      750,000,000
Hartford Small Company Fund, Inc.............................................................................      750,000,000

 11.  RESULTS OF APRIL 22, 1997 SHAREHOLDER MEETING

    An annual meeting of shareholders of the Funds was held on April 22, 1997. At the meeting, each of the nominees for Board members was elected as follows:

HARTFORD BOND FUND, INC.                                                                         VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      399,803,067      6,318,672
Winifred E. Coleman.........................................................................      400,027,785      6,093,954
Joseph H. Gareau............................................................................      400,138,872      5,982,867
Gov. William A. O'Neill.....................................................................      399,539,273      6,582,466
Millard H. Pryor, Jr........................................................................      400,054,262      6,067,477
Lowndes A. Smith............................................................................      400,109,668      6,012,071
John K. Springer............................................................................      399,965,716      6,156,023


HARTFORD STOCK FUND, INC.                                                                        VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      725,643,669     11,494,849
Winifred E. Coleman.........................................................................      725,931,028     11,207,491
Joseph H. Gareau............................................................................      726,287,065     10,851,453
Gov. William A. O'Neill.....................................................................      723,896,695     13,241,823
Millard H. Pryor, Jr........................................................................      726,188,564     10,949,955
Lowndes A. Smith............................................................................      726,159,639     10,978,879
John K. Springer............................................................................      725,983,598     11,154,921

HVA MONEY MARKET FUND, INC.                                                                      VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      507,787,273     15,403,961
Winifred E. Coleman.........................................................................      507,650,064     15,541,170
Joseph H. Gareau............................................................................      507,846,367     15,344,867
Gov. William A. O'Neill.....................................................................      505,717,626     17,473,608
Millard H. Pryor, Jr........................................................................      507,709,159     15,482,076
Lowndes A. Smith............................................................................      507,779,028     15,412,206
John K. Springer............................................................................      507,755,887     15,435,347

HARTFORD ADVISERS FUND, INC.                                                                     VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................    2,706,196,128     44,224,377
Winifred E. Coleman.........................................................................    2,706,708,057     43,712,448
Joseph H. Gareau............................................................................    2,708,208,182     42,212,323
Gov. William A. O'Neill.....................................................................    2,699,621,811     50,798,694
Millard H. Pryor, Jr........................................................................    2,707,965,249     42,455,256
Lowndes A. Smith............................................................................    2,708,396,182     42,024,323
John K. Springer............................................................................    2,707,002,272     43,418,233

HARTFORD CAPITAL APPRECIATION FUND, INC.                                                         VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      862,198,192     17,015,051
Winifred E. Coleman.........................................................................      862,721,535     16,491,708
Joseph H. Gareau............................................................................      862,985,151     16,228,091
Gov. William A. O'Neill.....................................................................      858,831,660     20,381,583
Millard H. Pryor, Jr........................................................................      863,125,981     16,087,262
Lowndes A. Smith............................................................................      862,993,762     16,219,481
John K. Springer............................................................................      862,786,578     16,426,664

HARTFORD MORTGAGE SECURITIES FUND, INC.                                                          VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      298,434,346      6,014,419
Winifred E. Coleman.........................................................................      298,985,819      5,462,945
Joseph H. Gareau............................................................................      298,933,018      5,515,747
Gov. William A. O'Neill.....................................................................      298,308,725      6,140,040
Millard H. Pryor, Jr........................................................................      299,022,062      5,426,702
Lowndes A. Smith............................................................................      299,092,803      5,355,962
John K. Springer............................................................................      298,966,694      5,482,071

HARTFORD INDEX FUND, INC.                                                                        VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      267,688,344      4,941,125
Winifred E. Coleman.........................................................................      267,740,002      4,889,467
Joseph H. Gareau............................................................................      267,914,074      4,715,395
Gov. William A. O'Neill.....................................................................      267,048,401      5,581,067
Millard H. Pryor, Jr........................................................................      267,985,568      4,643,901
Lowndes A. Smith............................................................................      267,751,719      4,877,750
John K. Springer............................................................................      267,926,306      4,703,162

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.                                                  VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      706,904,414     13,500,737
Winifred E. Coleman.........................................................................      707,259,448     13,145,703
Joseph H. Gareau............................................................................      707,356,116     13,049,035
Gov. William A. O'Neill.....................................................................      705,404,620     15,000,531
Millard H. Pryor, Jr........................................................................      707,520,968     12,884,182
Lowndes A. Smith............................................................................      707,459,919     12,945,232
John K. Springer............................................................................      707,261,679     13,143,472

HARTFORD DIVIDEND AND GROWTH FUND, INC.                                                          VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................      606,019,324      9,969,266
Winifred E. Coleman.........................................................................      605,951,060     10,037,529
Joseph H. Gareau............................................................................      606,290,059      9,698,531
Gov. William A. O'Neill.....................................................................      604,390,779     11,597,811
Millard H. Pryor, Jr........................................................................      606,595,529      9,393,061
Lowndes A. Smith............................................................................      606,494,021      9,494,569
John K. Springer............................................................................      606,218,002      9,770,588

HARTFORD INTERNATIONAL ADVISERS FUND, INC.                                                       VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................       98,358,269      1,596,521
Winifred E. Coleman.........................................................................       98,395,846      1,558,944
Joseph H. Gareau............................................................................       98,505,462      1,449,327
Gov. William A. O'Neill.....................................................................       97,974,519      1,980,271
Millard H. Pryor, Jr........................................................................       98,418,560      1,536,230
Lowndes A. Smith............................................................................       98,499,951      1,454,838
John K. Springer............................................................................       98,363,240      1,591,550

HARTFORD SMALL COMPANY FUND, INC.                                                                VOTES FOR     VOTES WITHHELD
--------------------------------------------------------------------------------------------  ---------------  --------------
Joseph A. Biernat...........................................................................       48,481,163        813,172
Winifred E. Coleman.........................................................................       48,471,224        823,111
Joseph H. Gareau............................................................................       48,487,868        806,467
Gov. William A. O'Neill.....................................................................       48,384,396        909,939
Millard H. Pryor, Jr........................................................................       48,495,531        798,804
Lowndes A. Smith............................................................................       48,495,531        798,804
John K. Springer............................................................................       48,495,531        798,804

    A proposal to ratify the selection of Arthur Andersen LLP as the auditors for the Funds was approved as follows; 6,963,962,150 votes for, and 140,345,366 votes against, with 161,172,883 abstentations and broker non-votes.

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD BOND FUND, INC.                                                           VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      375,009,566     15,985,917     15,126,256
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      375,511,990     15,169,620     15,440,129
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      364,388,548     27,251,449     14,481,742
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      360,572,736     30,665,336     14,883,666
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      381,082,149     10,312,455     14,727,135
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      358,874,445     32,291,779     14,955,515


                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD STOCK FUND, INC.                                                          VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      682,945,899     28,199,774     25,992,845
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      683,661,735     27,242,568     26,234,216
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      646,474,530     65,605,648     25,058,341
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      634,576,929     76,651,259     25,910,331
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      692,162,458     18,711,539     26,264,522
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      647,304,654     63,417,319     26,416,545

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HVA MONEY MARKET FUND, INC.                                                        VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      469,404,626     30,272,445     23,514,163
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      468,916,594     29,158,193     25,116,447
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      464,520,377     35,743,090     22,927,768
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      455,315,111     43,882,027     23,994,096
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      474,752,415     23,824,671     24,614,148
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      457,423,336     42,929,428     22,838,470

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD ADVISERS FUND, INC.                                                       VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................    2,541,262,363    106,047,373    103,110,769
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................    2,544,591,896     98,543,640    107,284,969
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................    2,506,801,740     14,406,946    101,211,819
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................    2,470,629,761    176,859,646    102,931,098
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................    2,578,482,996     66,520,561    105,416,949
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................    2,462,849,412    180,478,208    107,092,885

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD CAPITAL APPRECIATION FUND, INC.                                           VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      805,210,420     40,622,352     33,380,471
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      806,138,971     39,639,280     33,434,992
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      778,192,717     68,842,970     32,177,556
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      763,260,624     83,120,185     32,832,434
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      816,733,912     28,906,710     33,572,620
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      770,530,464     74,824,880     33,857,899

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD MORTGAGE SECURITIES FUND, INC.                                            VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      278,377,741     12,291,781     13,779,243
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      278,976,766     11,586,207     13,885,791
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      271,455,370     19,338,656     13,654,739
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      269,199,630     21,036,116     14,213,019
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      280,872,361      9,498,981     14,077,423
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      271,687,709     18,141,665     14,619,390

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD INDEX FUND, INC.                                                          VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      250,319,439     11,362,935     10,947,635
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      250,415,532     11,113,200     11,100,738
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      241,559,699     20,296,290     10,773,480
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      236,388,664     25,039,648     11,201,156
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      251,814,817      9,579,876     11,234,776
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      239,032,071     21,919,574     11,677,823

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.                                    VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      666,123,699     29,050,130     25,231,322
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      667,131,901     28,268,506     25,004,745
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      648,240,192     48,034,324     24,130,635
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      640,415,601     55,219,786     24,769,764
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      674,814,383     19,740,414     25,850,354
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      639,840,764     54,526,722     26,037,665

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD DIVIDEND AND GROWTH FUND, INC.                                            VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................      568,580,683     25,628,423     21,779,484
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................      569,043,768     24,067,096     22,877,725
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................      566,889,829     28,284,141     20,814,620
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................      557,088,133     37,544,679     21,355,778
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................      577,379,042     16,828,309     21,781,240
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................      555,922,994     37,995,940     22,069,656

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD INTERNATIONAL ADVISERS FUND, INC.                                         VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................       92,040,985      3,881,404      4,032,401
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................       91,806,106      4,247,343      3,901,340
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................       93,421,184      2,550,742      3,982,863
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................       92,554,678      3,486,237      3,913,874
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................       93,328,804      2,551,098      4,074,888
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................       91,980,603      4,014,087      3,960,099

                                                                                                                 ABSENTIONS
                                                                                                     VOTES       AND BROKERS
HARTFORD SMALL COMPANY FUND, INC.                                                  VOTES FOR       WITHHELD       NON-VOTES
------------------------------------------------------------------------------  ---------------  -------------  -------------
A proposal to amend the Fund's fundamental investment restriction regarding
 the making of loans..........................................................       44,257,196      3,359,743      1,677,396
A proposal to amend the Fund's fundamental investment restriction regarding
 borrowing....................................................................       44,640,772      2,906,981      1,746,582
A proposal to amend the Fund's fundamental investment restriction regarding
 diversification..............................................................       45,409,627      2,149,033      1,735,675
A proposal to amend the Fund's fundamental investment restriction regarding
 real estate..................................................................       44,664,446      2,916,374      1,713,515
A proposal to amend the Fund's fundamental investment restriction regarding
 senior securities............................................................       45,258,212      2,197,514      1,838,609
A proposal to amend the Fund's fundamental investment restriction regarding
 commodities..................................................................       44,091,494      3,247,068      1,955,773

   HARTFORD MUTUAL FUNDS
   FINANCIAL HIGHLIGHTS

                   [STAG]

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS (UNAUDITED)
 (FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   NET REALIZED
                                                       AND
                           NET ASSET                UNREALIZED
                           VALUE AT       NET          GAIN       TOTAL FROM
                           BEGINNING   INVESTMENT   (LOSS) ON     INVESTMENT
                           OF PERIOD     INCOME    INVESTMENTS    OPERATIONS
                           ---------   ----------  ------------   -----------
HARTFORD BOND FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    $1.000      $0.034      $ 0.002        $ 0.036
  For the Year Ended
    December 31,
  1996...................     1.028       0.064       (0.029)         0.035
  1995...................     0.926       0.064        0.102          0.166
  1994...................     1.044       0.060       (0.100)        (0.040)
  1993...................     1.024       0.062        0.039          0.101
  1992...................     1.061       0.074       (0.019)         0.055
HARTFORD STOCK FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     4.143       0.024        0.856          0.880
  For the Year Ended
    December 31,
  1996...................     3.527       0.060        0.763          0.823
  1995...................     2.801       0.070        0.840          0.910
  1994...................     3.099       0.061       (0.111)        (0.050)
  1993...................     2.965       0.053        0.339          0.392
  1992...................     2.927       0.051        0.219          0.270
HVA MONEY MARKET FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................     1.000       0.025         --            0.025
  For the Year Ended
    December 31,
  1996...................     1.000       0.500         --            0.050
  1995...................     1.000       0.056         --            0.056
  1994...................     1.000       0.039         --            0.039
  1993...................     1.000       0.029         --            0.029
  1992...................     1.000       0.036         --            0.036
HARTFORD ADVISERS FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................     2.169       0.027        0.309          0.336
  For the Year Ended
    December 31,
  1996...................     1.958       0.059        0.255          0.314
  1995...................     1.600       0.064        0.377          0.441
  1994...................     1.752       0.054       (0.100)        (0.046)
  1993...................     1.676       0.050        0.145          0.195
  1992...................     1.649       0.059        0.070          0.129
HARTFORD CAPITAL
  APPRECIATION FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     3.914       0.009        0.523          0.532
  For the Year Ended
    December 31,
  1996...................     3.490       0.022        0.655          0.677
  1995...................     2.860       0.030        0.785          0.815
  1994...................     3.052       0.011        0.070          0.081
  1993...................     2.634       0.003        0.526          0.529
  1992...................     2.607       0.008        0.388          0.396
HARTFORD MORTGAGE
  SECURITIES FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     1.056       0.036        0.001          0.037
  For the Year Ended
    December 31,
  1996...................     1.071       0.069       (0.018)         0.051
  1995...................     0.984       0.068        0.087          0.155
  1994...................     1.075       0.068       (0.086)        (0.018)
  1993...................     1.079       0.071       (0.004)         0.067
  1992...................     1.115       0.086       (0.036)         0.050
HARTFORD INDEX FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     2.382       0.020        0.436          0.456
  For the Year Ended
    December 31,
  1996...................     2.028       0.044        0.393          0.437
  1995...................     1.522       0.044        0.507          0.551
  1994...................     1.546       0.038       (0.024)         0.014
  1993...................     1.450       0.035        0.096          0.131
  1992...................     1.390       0.033        0.060          0.093
HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................     1.407       0.014        0.119          0.133
  For the Year Ended
    December 31,
  1996...................     1.306       0.023        0.140          0.163
  1995...................     1.176       0.020        0.141          0.161
  1994...................     1.215       0.016       (0.039)        (0.023)
  1993...................     0.917       0.009        0.298          0.307
  1992...................     0.973       0.013       (0.056)        (0.043)
HARTFORD DIVIDEND AND
  GROWTH FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     1.547       0.018        0.278          0.296
  For the Year Ended
    December 31,
  1996...................     1.317       0.034        0.258          0.292
  1995...................     0.994       0.033        0.323          0.356
  From inception, March
    8, 1994, through
    December 31, 1994....     1.000       0.024       (0.005)         0.019
HARTFORD INTERNATIONAL
  ADVISERS FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     1.167       0.027        0.062          0.089
  For the Year Ended
    December 31,
  1996...................     1.109       0.040        0.093          0.133
  From inception, March
    1, 1995, through
    December 31, 1995....     1.000       0.030        0.126          0.156
HARTFORD SMALL COMPANY
  FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     1.069       0.001        0.110          0.111
  From inception, August
    9, 1996 through
    December 31, 1996....     1.000       0.002        0.069          0.071

(1) Annualized.
(2) Not required prior to 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DIVIDENDS                                 NET ASSET             NET ASSETS
                           FROM NET   DISTRIBUTIONS  NET INCREASE   VALUE AT              AT END OF
                          INVESTMENT  FROM REALIZED  (DECREASE) IN     END      TOTAL       PERIOD
                            INCOME    CAPITAL GAINS   NET ASSETS    OF PERIOD  RETURN   (IN THOUSANDS)
                          ----------  -------------  -------------  ---------  -------  --------------
HARTFORD BOND FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   $(0.022)     $ --           $ 0.014       $1.014    3.71%     $  442,399
  For the Year Ended
    December 31,
  1996...................    (0.063)       --            (0.028)       1.000    3.52         402,548
  1995...................    (0.064)       --             0.102        1.028   18.49         342,495
  1994...................    (0.060)      (0.018)        (0.118)       0.926   (3.95)        247,458
  1993...................    (0.062)      (0.019)         0.020        1.044   10.24         239,602
  1992...................    (0.074)      (0.018)        (0.037)       1.024    5.53         128,538
HARTFORD STOCK FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.015)      (0.217)         0.648        4.791   22.05       4,025,633
  For the Year Ended
    December 31,
  1996...................    (0.059)      (0.148)         0.616        4.143   24.37       2,994,209
  1995...................    (0.070)      (0.114)         0.726        3.527   34.10       1,876,884
  1994...................    (0.061)      (0.187)        (0.298)       2.801   (1.89)      1,163,158
  1993...................    (0.053)      (0.205)         0.134        3.099   14.34         968,425
  1992...................    (0.051)      (0.181)         0.038        2.965   10.04         569,903
HVA MONEY MARKET FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.025)       --             --           1.000    2.57         584,019
  For the Year Ended
    December 31,
  1996...................    (0.050)       --             --           1.000    5.19         542,586
  1995...................    (0.056)       --             --           1.000    5.74         339,709
  1994...................    (0.039)       --             --           1.000    3.95         321,465
  1993...................    (0.029)       --             --           1.000    2.94         234,088
  1992...................    (0.036)       --             --           1.000    3.63         190,246
HARTFORD ADVISERS FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.018)      (0.098)         0.220        2.389   15.99       7,258,973
  For the Year Ended
    December 31,
  1996...................    (0.059)      (0.044)         0.211        2.169   16.59       5,879,529
  1995...................    (0.064)      (0.019)         0.358        1.958   28.34       4,262,769
  1994...................    (0.054)      (0.052)        (0.152)       1.600   (2.74)      3,034,034
  1993...................    (0.050)      (0.069)         0.076        1.752   12.25       2,426,550
  1992...................    (0.059)      (0.043)         0.027        1.676    8.30         985,747
HARTFORD CAPITAL
  APPRECIATION FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.008)      (0.296)         0.228        4.142   14.56       4,128,199
  For the Year Ended
    December 31,
  1996...................    (0.025)      (0.228)         0.424        3.914   20.70       3,386,670
  1995...................    (0.030)      (0.155)         0.630        3.490   30.25       2,157,892
  1994...................    (0.011)      (0.262)        (0.192)       2.860    2.50       1,158,644
  1993...................    (0.003)      (0.108)         0.418        3.052   20.80         778,904
  1992...................    (0.008)      (0.361)         0.027        2.634   16.98         300,373
HARTFORD MORTGAGE
  SECURITIES FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.023)       --             0.014        1.070    3.59         320,453
  For the Year Ended
    December 31,
  1996...................    (0.066)       --            (0.015)       1.056    5.07         325,495
  1995...................    (0.068)       --             0.087        1.071   16.17         327,565
  1994...................    (0.068)      (0.005)        (0.091)       0.984   (1.61)        304,147
  1993...................    (0.071)       --            (0.004)       1.075    6.31         365,198
  1992...................    (0.086)       --            (0.036)       1.079    4.64         258,711
HARTFORD INDEX FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.012)      (0.196)         0.248        2.630   20.21         892,647
  For the Year Ended
    December 31,
  1996...................    (0.044)      (0.039)         0.354        2.382   22.09         621,065
  1995...................    (0.044)      (0.001)         0.506        2.028   36.55         318,253
  1994...................    (0.038)       --            (0.024)       1.522    0.94         157,660
  1993...................    (0.035)       --             0.096        1.546    9.12         140,396
  1992...................    (0.033)       --             0.060        1.450    6.82          82,335
HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.001)      (0.104)         0.028        1.435   10.27       1,171,244
  For the Year Ended
    December 31,
  1996...................    (0.025)      (0.037)         0.101        1.407   12.93         996,543
  1995...................    (0.020)      (0.011)         0.130        1.306   13.93         686,475
  1994...................    (0.016)       --            (0.039)       1.176   (1.94)        563,765
  1993...................    (0.009)       --             0.298        1.215   33.73         281,608
  1992...................    (0.013)       --            (0.056)       0.917   (4.43)         47,560
HARTFORD DIVIDEND AND
  GROWTH FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.012)      (0.044)         0.240        1.787   19.54       1,437,430
  For the Year Ended
    December 31,
  1996...................    (0.034)      (0.028)         0.230        1.547   22.91         879,980
  1995...................    (0.033)       --             0.323        1.317   36.37         265,070
  From inception, March
    8, 1994, through
    December 31, 1994....    (0.024)      (0.001)        (0.006)       0.994    1.96          55,066
HARTFORD INTERNATIONAL
  ADVISERS FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................    (0.050)      (0.004)         0.035        1.202    7.97         165,432
  For the Year Ended
    December 31,
  1996...................    (0.051)      (0.024)         0.058        1.167   11.79         104,486
  From inception, March
    1, 1995, through
    December 31, 1995....    (0.030)      (0.017)         0.109        1.109   15.84          31,264
HARTFORD SMALL COMPANY
  FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................     --          (0.005)         0.106        1.175   10.46         103,638
  From inception, August
    9, 1996 through
    December 31, 1996....    (0.002)       --             0.069        1.069    7.15          42,812

                                           RATIO OF
                            RATIO OF          NET
                            OPERATING     INVESTMENT                AVERAGE
                            EXPENSES        INCOME      PORTFOLIO  COMMISSION
                           TO AVERAGE     TO AVERAGE    TURNOVER      RATE
                          NET ASSETS(1)  NET ASSETS(1)    RATE      PAID(2)
                          -------------  -------------  ---------  ----------
HARTFORD BOND FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.51%          6.93%           87.6%       --
  For the Year Ended
    December 31,
  1996...................   0.52           6.37           212.0        --
  1995...................   0.53           6.51           215.0        --
  1994...................   0.55           6.23           328.8        --
  1993...................   0.57           5.93           494.3        --
  1992...................   0.64           7.21           434.1        --
HARTFORD STOCK FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.45           1.14            12.2      0.0492
  For the Year Ended
    December 31,
  1996...................   0.46           1.59            42.3      0.0490
  1995...................   0.48           2.23            52.9        --
  1994...................   0.50           2.17            63.8        --
  1993...................   0.53           1.86            69.0        --
  1992...................   0.57           1.90            69.8        --
HVA MONEY MARKET FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................   0.44           5.14            --          --
  For the Year Ended
    December 31,
  1996...................   0.44           5.04            --          --
  1995...................   0.45           5.57            --          --
  1994...................   0.47           3.99            --          --
  1993...................   0.48           2.91            --          --
  1992...................   0.53           3.60            --          --
HARTFORD ADVISERS FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................   0.63           2.49            10.9      0.0502
  For the Year Ended
    December 31,
  1996...................   0.63           2.92            53.8      0.0487
  1995...................   0.65           3.57            63.5        --
  1994...................   0.65           3.34            60.0        --
  1993...................   0.69           3.07            55.3        --
  1992...................   0.78           3.55            72.8        --
HARTFORD CAPITAL
  APPRECIATION FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.64           0.45            36.5      0.0544
  For the Year Ended
    December 31,
  1996...................   0.65           0.60            85.4      0.0665
  1995...................   0.68           0.95            78.6        --
  1994...................   0.72           0.40            73.3        --
  1993...................   0.76           0.12            91.4        --
  1992...................   0.87           0.36           100.3        --
HARTFORD MORTGAGE
  SECURITIES FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.46           6.77            73.61       --
  For the Year Ended
    December 31,
  1996...................   0.45           6.67           201.0        --
  1995...................   0.47           6.50           489.4        --
  1994...................   0.48           6.65           365.7        --
  1993...................   0.49           6.49           183.4        --
  1992...................   0.56           7.96           277.2        --
HARTFORD INDEX FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.39           1.66             0.6      0.0492
  For the Year Ended
    December 31,
  1996...................   0.39           2.07            19.3      0.0500
  1995...................   0.39           2.46             1.5        --
  1994...................   0.45           2.50             1.8        --
  1993...................   0.49           2.36             0.8        --
  1992...................   0.60           2.48             1.2        --
HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND,
  INC.
  For the Six Months
    Ended June 30,
    1997.................   0.77           2.18            33.9      0.0035
  For the Year Ended
    December 31,
  1996...................   0.79           1.74            70.0      0.0045
  1995...................   0.86           1.60            55.6        --
  1994...................   0.85           1.42            46.4        --
  1993...................   1.00           0.84            31.8        --
  1992...................   1.23           1.40            25.1        --
HARTFORD DIVIDEND AND
  GROWTH FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.68           2.36            17.8      0.0537
  For the Year Ended
    December 31,
  1996...................   0.73           2.52            56.9      0.0715
  1995...................   0.77           2.91            41.4        --
  From inception, March
    8, 1994, through
    December 31, 1994....   0.83           3.52            27.8        --
HARTFORD INTERNATIONAL
  ADVISERS FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.85           3.68            71.2      0.0043
  For the Year Ended
    December 31,
  1996...................   0.96           3.24            95.2      0.0064
  From inception, March
    1, 1995, through
    December 31, 1995....   0.65           3.36            47.2        --
HARTFORD SMALL COMPANY
  FUND, INC.
  For the Six Months
    Ended June 30,
    1997.................   0.79           0.14            65.5      0.0383
  From inception, August
    9, 1996 through
    December 31, 1996....   0.72           0.31            31.8      0.0290

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   VARIABLE INSURANCE FUNDS
   STATEMENT OF ASSETS AND LIABILITIES,
   STATEMENT OF OPERATIONS,

                   [STAG]
   STATEMENTS OF CHANGES IN NET ASSETS,
   NOTES TO FINANCIAL STATEMENTS AND
   FINANCIAL HIGHLIGHTS

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
 BB&T GROWTH & INCOME FUND
 SCHEDULE OF INVESTMENTS
 JUNE 30, 1997 (UNAUDITED)

                                                             MARKET
   SHARES                                                     VALUE
-------------                                             -------------
COMMON STOCKS -- 94.2%
                AIRCRAFT -- 2.8%
        1,600   Lockheed Martin Corp....................  $     165,700
                                                          -------------
                APPAREL -- 1.9%
        1,300   V F Corp................................        110,663
                                                          -------------
                BANKS -- 5.5%
        1,400   JP Morgan & Co..........................        146,125
        3,000   Wachovia Corp...........................        174,938
                                                          -------------
                                                                321,063
                                                          -------------
                BEVERAGES -- 3.2%
        4,500   Anheuser-Busch Cos. Inc.................        188,719
                                                          -------------
                BUSINESS EQUIPMENT & SERVICES -- 1.8%
        1,500   Pitney Bowes, Inc.......................        106,875
                                                          -------------
                CAPITAL EQUIPMENT -- 2.0%
        1,900   Parker-Hannifin Corp. (b)...............        115,306
                                                          -------------
                CHEMICALS - SPECIALTY -- 2.8%
        2,100   Vulcan Materials Co.....................        164,850
                                                          -------------
                COMMUNICATIONS EQUIPMENT -- 2.5%
        1,700   Harris Corp.............................        142,800
                                                          -------------
                COMPUTERS - MAIN & MINI -- 2.8%
        2,900   Hewlett-Packard Co......................        162,400
                                                          -------------
                COMPUTER - PERIPHERALS -- 1.2%
        2,000   Adobe Systems, Inc......................         70,125
                                                          -------------
                ELECTRICAL EQUIPMENT -- 2.6%
        2,800   Emerson Electric Co.....................        154,175
                                                          -------------
                ELECTRONIC COMPONENTS -- 1.6%
        1,600   Avnet, Inc..............................         92,000
                                                          -------------
                ELECTRONIC INSTRUMENTS -- 1.8%
        1,700   Tektronix, Inc..........................        102,000
                                                          -------------
                FOOD & RELATED -- 4.5%
        2,600   Dean Foods Co...........................        104,975
        4,500   SUPERVALU, Inc..........................        155,250
                                                          -------------
                                                                260,225
                                                          -------------
                FOREST & PAPER PRODUCTS -- 1.8%
        2,000   Weyerhaeuser Co.........................        104,000
                                                          -------------
                HEALTH CARE - DRUGS -- 5.8%
        2,400   Abbott Laboratories.....................        160,200
        1,600   Merck & Co..............................        165,600
          100   Rhone-Poulenc Rorer, Inc................          9,087
                                                          -------------
                                                                334,887
                                                          -------------
                HEALTH CARE - GENERAL -- 3.4%
        5,000   Mallinckrodt Inc........................        195,000
                                                          -------------
                HOUSEHOLD - GENERAL
                PRODUCTS -- 1.9%
        2,900   American Greetings......................        107,662
                                                          -------------

   SHARES                                                    MARKET
-------------                                                 VALUE
                                                          -------------
                HOUSEHOLD - MAJOR APPLIANCES -- 1.9%
        2,000   Whirlpool Corp..........................  $     109,125
                                                          -------------
                INSURANCE - PROPERTY & CASUALTY -- 5.6%
        2,500   Lincoln National Corp...................        160,937
        3,500   SAFECO Corp.............................        163,406
                                                          -------------
                                                                324,343
                                                          -------------
                LEISURE TIME INDUSTRY -- 1.7%
        3,500   Hasbro, Inc.............................         99,313
                                                          -------------
                METAL FABRICATION -- 1.8%
        3,300   Trinity Industries, Inc.................        104,775
                                                          -------------
                MINING -- 3.1%
        1,200   Phelps Dodge Corp.......................        102,225
        1,000   Potash Corp. of Saskatchewan, Inc.......         75,062
                                                          -------------
                                                                177,287
                                                          -------------
                PETROLEUM - DOMESTIC -- 2.6%
        3,500   Phillips Petroleum Co...................        153,125
                                                          -------------
                PETROLEUM - INTERNATIONALS -- 5.4%
        2,200   Chevron Corp............................        162,663
          600   Mobil Corp..............................         41,925
        2,000   Royal Dutch Petroleum...................        108,750
                                                          -------------
                                                                313,338
                                                          -------------
                PUBLISHING -- 2.1%
        3,300   Media General, Inc......................        124,163
                                                          -------------
                RAILROAD -- 1.7%
        1,000   Norfolk Southern Corp...................        100,750
                                                          -------------
                RETAIL - FOOD STORES -- 1.9%
        3,000   Albertson's, Inc........................        109,500
                                                          -------------
                RETAIL - GENERAL MERCHANDISE -- 1.7%
        2,100   May Department Stores Co................         99,225
                                                          -------------
                SECURITY & COMMISSION BROKERS -- 2.0%
        2,700   A.G. Edwards, Inc.......................        116,438
                                                          -------------
                TOBACCO -- 2.1%
        4,500   UST, Inc................................        124,875
                                                          -------------
                UTILITIES - ELECTRIC -- 5.3%
        3,700   Public Service Co. of Colorado..........        153,550
        4,700   Western Resources, Inc..................        152,456
                                                          -------------
                                                                306,006
                                                          -------------
                UTILITIES - GAS & PIPELINE -- 1.8%
        2,900   Nicor, Inc..............................        104,038
                                                          -------------
                UTILITIES - TELEPHONE -- 3.6%
        1,300   AT & T Corp.............................         45,581
        2,600   SBC Communications, Inc.................        160,875
                                                          -------------
                                                                206,456
                                                          -------------
                Total common stocks.....................  $   5,471,207
                                                          -------------
                                                          -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
 BB&T GROWTH & INCOME FUND
 SCHEDULE OF INVESTMENTS -- (CONTINUED)
 JUNE 30, 1997 (UNAUDITED)

   SHARES                                                    MARKET
-------------                                                 VALUE
                                                          -------------
INVESTMENT COMPANIES -- 7.1%
                UTILITIES - TELEPHONE -- (CONTINUED)
      149,762   Federated Short-Term U.S. Government
                  Trust Fund............................  $     149,762
      264,948   Provident Federal Fund..................        264,948
                                                          -------------
                Total investment companies..............        414,710
                                                          -------------
                Total (cost $5,681,025)(a)..............  $   5,885,917
                                                          -------------
                                                          -------------

Percentages indicated are based on net assets of $5,809,794.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation............................  $ 247,397
Unrealized depreciation............................    (42,505)
                                                     ---------
Net unrealized appreciation........................  $ 204,892
                                                     ---------
                                                     ---------

(b) Non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS:
  Investments, at value (cost $5,681,025)........................................................  $   5,885,917
  Interest and dividends receivable..............................................................          7,322
  Prepaid expenses and other assets..............................................................         10,620
                                                                                                   -------------
      Total assets...............................................................................      5,903,859
                                                                                                   -------------
LIABILITIES:
  Dividends payable..............................................................................          6,706
  Payable for investments purchased..............................................................         74,705
  Accrued expenses and other payables:
    Investment advisory fees.....................................................................            141
    Administration fees..........................................................................             31
    Accounting fees..............................................................................            330
    Registration and filing fees.................................................................          4,984
    Other........................................................................................          7,168
                                                                                                   -------------
      Total liabilities..........................................................................         94,065
                                                                                                   -------------
NET ASSETS:
  Capital........................................................................................      5,604,902
  Net unrealized appreciation from investments...................................................        204,892
                                                                                                   -------------
      Net assets.................................................................................  $   5,809,794
                                                                                                   -------------
                                                                                                   -------------
Outstanding units of beneficial interest (shares)................................................        558,238
Net asset value -- offering and redemption price per share.......................................         $10.41

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF OPERATIONS (UNAUDITED)
 FOR THE PERIOD FROM JUNE 3, 1997 THROUGH JUNE 30, 1997(A)

INVESTMENT INCOME:
  Interest income.............................................................................  $      2,049
  Dividend income.............................................................................         9,894
                                                                                                -------------
    Total income..............................................................................        11,943
                                                                                                -------------
EXPENSES:
  Investment advisory fees....................................................................         2,944
  Administration fees.........................................................................           796
  Custodian fees..............................................................................           588
  Accounting fees.............................................................................         2,441
  Legal fees..................................................................................           532
  Audit fees..................................................................................         1,120
  Organization costs..........................................................................           924
  Trustees' fees and expenses.................................................................         1,988
  Transfer agent fees.........................................................................           812
  Registration and filing fees................................................................         4,984
  Printing costs..............................................................................         2,016
  Other.......................................................................................           644
                                                                                                -------------
    Total expenses before reimbursements and voluntary reductions.............................        19,789
                                                                                                -------------
    Expenses reimbursed and voluntarily reduced...............................................       (14,552)
                                                                                                -------------
    Net expenses..............................................................................         5,237
                                                                                                -------------
Net investment income.........................................................................         6,706
                                                                                                -------------
UNREALIZED GAINS FROM INVESTMENTS:
  Net change in unrealized appreciation from investments......................................       204,892
  Net unrealized gains from investments.......................................................       204,892
                                                                                                -------------
Change in net assets resulting from operations................................................  $    211,598
                                                                                                -------------
                                                                                                -------------

(a) Period from commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
 FOR THE PERIOD FROM JUNE 3, 1997 THROUGH JUNE 30, 1997(A)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................................................................  $      6,706
  Net change in unrealized appreciation from investments......................................       204,892
                                                                                                -------------
    Change in net assets resulting from operations............................................       211,598
                                                                                                -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income..................................................................        (6,706)
                                                                                                -------------
    Change in net assets from shareholder distributions.......................................        (6,706)
                                                                                                -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................................................................     5,604,902
                                                                                                -------------
    Change in net assets from capital transactions............................................     5,604,902
                                                                                                -------------
    Change in net assets......................................................................     5,809,794
NET ASSETS:
  Beginning of period.........................................................................       --
                                                                                                -------------
  End of period...............................................................................  $  5,809,794
                                                                                                -------------
                                                                                                -------------
SHARE TRANSACTIONS:
  Issued......................................................................................       558,238
                                                                                                -------------
    Change in shares..........................................................................       558,238
                                                                                                -------------
                                                                                                -------------

(a) Period from commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 Variable Insurance Funds
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1997 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994 and is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers series of shares of the BB&T Growth & Income Fund (the "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company.

    The Investment objective of the Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing primarily in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Listed securities are valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Fund may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that Branch Banking and Trust Company ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements may be considered to be loans by the Fund under the Act.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments of foreign currency transactions and deferrals of certain losses.

    FEDERAL INCOME TAXES--It is the intention of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

    Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to the Fund are charged directly to the Fund.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the period from June 3, 1997 (commencement of operations) through June 30, 1997 are as follows:

                                                                                                         PURCHASES       SALES
                                                                                                        ------------     -----
Growth & Income.......................................................................................  $  5,266,315          --

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Fund by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Fund.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

    BISYS, with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such affiliated officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS and the Trust, BISYS's fees are computed daily as a percentage of the average net assets of the Fund. BISYS also serves as Distributor to the Fund. BISYS Ohio serves the Fund as transfer agent and mutual fund accountant.

    Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended June 30, 1997:

INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions
    (percentage of average net assets).......................................................       0.74%
  Voluntary fee reductions...................................................................  $   2,803

ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions
    (percentage of average net assets).......................................................       0.20%
  Voluntary fee reductions...................................................................  $     554
  Expenses reimbursed by BB&T................................................................  $  11,195
  Transfer agent and mutual fund accountant fees.............................................  $   3,253

 Variable Insurance Funds
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 FINANCIAL HIGHLIGHTS (UNAUDITED)
 FOR THE PERIOD JUNE 3, 1997 THROUGH JUNE 30, 1997(A)

NET ASSET VALUE, BEGINNING OF PERIOD..........................................................    $   10.00
                                                                                                -------------
INVESTMENT ACTIVITIES:
  Net investment income.......................................................................         0.01
  Net unrealized gains from investments.......................................................         0.41
                                                                                                -------------
    Total from investment activities..........................................................         0.42
                                                                                                -------------
DISTRIBUTIONS:
  Net investment income.......................................................................        (0.01)
                                                                                                -------------
    Total distributions.......................................................................        (0.01)
                                                                                                -------------
NET ASSET VALUE, END OF PERIOD................................................................    $   10.41
                                                                                                -------------
                                                                                                -------------
Total return..................................................................................         4.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets, at end of period (000)..........................................................    $   5,810
  Ratio of expenses to average net assets.....................................................         1.27%(c)
  Ratio of net investment income to average net assets........................................         1.62%(c)
  Ratio of expenses to average net assets*....................................................         4.79%(c)
  Ratio of net investment income to average net assets*.......................................        (1.90)%(c)
  Portfolio Turnover..........................................................................         0.00%
  Average commission rate paid (d)............................................................    $  0.0622

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

 * During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions has not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------


Hartford Life Insurance Companies
P.O. Box 2999                                                 BULK RATE
Hartford, CT 06104-2999                                      U.S. POSTAGE
                                                                PAID
                                                             PERMIT NO. 1
                                                             HARTFORD, CT